UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4%
Banks - 94.4%
JPMorgan Chase & Co.	18,382	$1,213,763
Wells Fargo & Co.	21,964	1,193,963
Citigroup, Inc.	23,040	1,192,320
Bank of America Corp.	70,390	1,184,664
U.S. Bancorp	20,894	891,547
PNC Financial Services Group, Inc.	7,740	737,699
Bank of New York Mellon Corp.	17,564	723,989
Capital One Financial Corp.	9,253	667,882
BB&T Corp.	15,048	568,964
State Street Corp.	8,549	567,312
SunTrust Banks, Inc.	11,550	494,802
M&T Bank Corp.	4,012	486,174
Northern Trust Corp.	6,203	447,174
Fifth Third Bancorp	20,757	417,216
Citizens Financial Group, Inc.	14,771	386,852
Regions Financial Corp.	38,066	365,434
KeyCorp	26,556	350,274
Royal Bank of Canada	6,258	335,304
ICICI Bank Ltd. ADR	42,459	332,454
First Republic Bank	5,013	331,158
HDFC Bank Ltd. ADR	5,192	319,827
Huntington Bancshares, Inc.	28,057	310,310
HSBC Holdings plc ADR	7,780	307,077
Signature Bank*	2,001	306,893
Itau Unibanco Holding S.A. ADR	47,061	306,367
Toronto-Dominion Bank	7,810	305,918
Deutsche Bank AG	12,627	304,942
CIT Group, Inc.	7,574	300,688
Popular, Inc.	10,608	300,631
Credit Suisse Group AG ADR*	13,651	296,090
Bank of Montreal	5,213	294,117
Banco Bradesco S.A. ADR	60,573	291,356
Barclays plc ADR	22,074	286,079
Bank of Nova Scotia	6,969	281,826
Credicorp Ltd.	2,889	281,157
ING Groep N.V. ADR	20,820	280,237
UBS Group AG	14,461	280,110
Comerica, Inc.	6,676	279,257
Bancolombia S.A. ADR	10,350	276,863
Canadian Imperial Bank of Commerce	4,130	272,043
Grupo Financiero Santander Mexico SAB de CV ADR	30,998	268,753
Banco Santander S.A. ADR	54,922	267,470
Sumitomo Mitsui Financial Group, Inc. ADR	35,063	266,128
Banco Santander Chile ADR	15,009	264,759
Banco Bilbao Vizcaya Argentaria S.A. ADR	35,417	259,607
East West Bancorp, Inc.	6,200	257,672
Zions Bancorporation	8,914	243,352
SVB Financial Group*	2,031	241,486
PacWest Bancorp	5,571	240,110
Bank of the Ozarks, Inc.	4,452	220,196
Synovus Financial Corp.	6,746	218,435
Commerce Bancshares, Inc.	5,100	216,937
BOK Financial Corp.	3,583	214,228
Cullen/Frost Bankers, Inc.	3,434	206,040
Western Alliance Bancorporation*	5,728	205,406
First Citizens BancShares, Inc. — Class A	793	204,729
BankUnited, Inc.	5,671	204,496
Umpqua Holdings Corp.	12,494	198,655
Prosperity Bancshares, Inc.	4,082	195,365
Webster Financial Corp.	5,253	195,359
First Horizon National Corp.	13,293	193,014
PrivateBancorp, Inc. — Class A	4,620	189,512
FirstMerit Corp.	9,915	184,915
Home BancShares, Inc.	4,386	177,721
Associated Banc-Corp.	9,450	177,188
Bank of Hawaii Corp.	2,793	175,680
United Bankshares, Inc.	4,609	170,487
Cathay General Bancorp	5,418	169,746
Texas Capital Bancshares, Inc.*	3,361	166,101
TCF Financial Corp.	11,654	164,554
MB Financial, Inc.	5,074	164,245
IBERIABANK Corp.	2,980	164,109
UMB Financial Corp.	3,484	162,180
Wintrust Financial Corp.	3,340	162,057
Valley National Bancorp	16,402	161,560
FNB Corp.	12,106	161,494
BancorpSouth, Inc.	6,684	160,349
Fulton Financial Corp.	12,289	159,880
Hancock Holding Co.	6,176	155,450
Pinnacle Financial Partners, Inc.	2,984	153,258
Glacier Bancorp, Inc.	5,768	153,025
First Financial Bankshares, Inc.	4,923	148,527
South State Corp.	2,041	146,850
Hilltop Holdings, Inc.*	7,594	145,957
Columbia Banking System, Inc.	4,444	144,474
National Penn Bancshares, Inc.	11,454	141,228
CVB Financial Corp.	8,317	140,724
Community Bank System, Inc.	3,501	139,830
Great Western Bancorp, Inc.	4,615	133,927
Old National Bancorp	9,783	132,657
Trustmark Corp.	5,729	131,996
BBCN Bancorp, Inc.	7,440	128,117
First Midwest Bancorp, Inc.	6,931	127,738
LegacyTexas Financial Group, Inc.	4,810	120,346
Westamerica Bancorporation	2,472	115,566
Boston Private Financial Holdings, Inc.	9,092	103,103
Total Banks		28,887,481
Savings & Loans - 3.6%
New York Community Bancorp, Inc.	18,240	297,677
People's United Financial, Inc.	14,398	232,528
Investors Bancorp, Inc.	17,514	217,874
First Niagara Financial Group, Inc.	19,080	207,018
Sterling Bancorp	9,290	150,684
Total Savings & Loans		1,105,781
Insurance - 1.0%
Voya Financial, Inc.	8,275	305,430

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Real Estate - 0.4%
HFF, Inc. — Class A	3,442	$106,943
Total Common Stocks
(Cost $26,981,894)		30,405,635

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.6%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	$189,882	189,882
Total Repurchase Agreement
(Cost $189,882)		189,882
Total Investments - 100.0%
(Cost $27,171,776)		$30,595,517
Other Assets & Liabilities, net - 0.0%		11,988
Total Net Assets - 100.0%		$30,607,505

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$30,405,635	$—	$—	$30,405,635
Repurchase Agreement	—	189,882	—	189,882
Total	$30,405,635	$189,882	$—	$30,595,517

For the period ended December 31, 2015, there were no transfers between levels.

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Chemicals - 50.0%
Dow Chemical Co.	20,954	$1,078,712
EI du Pont de Nemours & Co.	16,148	1,075,457
Monsanto Co.	9,036	890,227
LyondellBasell Industries N.V. — Class A	9,536	828,678
Ecolab, Inc.	6,771	774,467
Praxair, Inc.	7,142	731,341
Air Products & Chemicals, Inc.	5,448	708,839
PPG Industries, Inc.	7,030	694,705
Sherwin-Williams Co.	2,616	679,113
Eastman Chemical Co.	6,348	428,553
Celanese Corp. — Class A	6,312	424,987
Airgas, Inc.	3,066	424,089
International Flavors & Fragrances, Inc.	3,481	416,467
Mosaic Co.	15,061	415,533
CF Industries Holdings, Inc.	9,970	406,876
Potash Corporation of Saskatchewan, Inc.	23,620	404,374
Westlake Chemical Corp.	6,590	357,969
WR Grace & Co.*	3,586	357,130
Axalta Coating Systems Ltd.*	13,070	348,316
Valspar Corp.	4,156	344,740
Ashland, Inc.	3,322	341,169
Albemarle Corp.	5,949	333,203
RPM International, Inc.	7,501	330,494
FMC Corp.	7,981	312,297
NewMarket Corp.	736	280,217
Agrium, Inc.	3,113	278,115
Methanex Corp.	7,640	252,196
Syngenta AG ADR	3,200	251,936
Huntsman Corp.	21,635	245,990
Olin Corp.	13,388	231,077
Sensient Technologies Corp.	3,640	228,665
PolyOne Corp.	7,102	225,560
Cabot Corp.	5,360	219,117
Platform Specialty Products Corp.*	16,110	206,691
Chemtura Corp.*	6,750	184,073
HB Fuller Co.	5,033	183,554
Minerals Technologies, Inc.	3,815	174,956
Axiall Corp.	10,080	155,232
Chemours Co.	28,201	151,157
Total Chemicals		16,376,272
Mining - 19.4%
Alcoa, Inc.	51,221	505,551
Newmont Mining Corp.	24,168	434,781
Freeport-McMoRan, Inc.	60,930	412,496
Barrick Gold Corp.	51,508	380,129
BHP Billiton Ltd. ADR	14,685	378,286
Goldcorp, Inc.	32,051	370,510
Rio Tinto plc ADR	12,035	350,459
Agnico Eagle Mines Ltd.	11,753	308,869
Teck Resources Ltd. — Class B	77,564	299,397
Silver Wheaton Corp.	23,768	295,198
Southern Copper Corp.	11,000	287,320
Franco-Nevada Corp.	6,028	275,781
AngloGold Ashanti Ltd. ADR*	37,389	265,462
Randgold Resources Ltd. ADR	4,234	262,212
Compass Minerals International, Inc.	3,208	241,466
Eldorado Gold Corp.	78,340	232,670
Cia de Minas Buenaventura S.A.A. ADR*	52,433	224,413
Pan American Silver Corp.	34,367	223,386
Royal Gold, Inc.	5,753	209,812
Kaiser Aluminum Corp.	1,900	158,954
Stillwater Mining Co.*	16,053	137,574
Century Aluminum Co.*	21,802	96,365
Total Mining		6,351,091
Packaging & Containers - 11.6%
WestRock Co.	10,099	460,716
Ball Corp.	5,934	431,580
Sealed Air Corp.	9,023	402,426
Crown Holdings, Inc.*	7,194	364,736
Packaging Corporation of America	5,430	342,362
Berry Plastics Group, Inc.*	7,866	284,592
Graphic Packaging Holding Co.	22,059	283,017
Bemis Company, Inc.	6,292	281,189
Sonoco Products Co.	6,760	276,281
Silgan Holdings, Inc.	4,570	245,500
Owens-Illinois, Inc.*	13,410	233,602
KapStone Paper and Packaging Corp.	8,761	197,911
Total Packaging & Containers		3,803,912
Iron & Steel - 7.4%
Nucor Corp.	12,721	512,657
Vale S.A. ADR	116,332	382,732
Steel Dynamics, Inc.	16,420	293,425
ArcelorMittal	66,764	281,744
Reliance Steel & Aluminum Co.	4,838	280,169
Carpenter Technology Corp.	5,945	179,955
Commercial Metals Co.	12,777	174,917
Allegheny Technologies, Inc.	15,118	170,078
United States Steel Corp.	19,702	157,222
Total Iron & Steel		2,432,899
Building Materials - 5.7%
Vulcan Materials Co.	5,054	479,978
Martin Marietta Materials, Inc.	3,189	435,554
Cemex SAB de CV ADR*	62,823	349,924
Eagle Materials, Inc.	3,851	232,716
Louisiana-Pacific Corp.*	12,363	222,658
Boise Cascade Co.*	5,240	133,777
Total Building Materials		1,854,607
Forest Products & Paper - 2.4%
International Paper Co.	14,291	538,771
Domtar Corp.	6,413	236,960
Total Forest Products & Paper		775,731
Household Products & Housewares - 1.0%
Avery Dennison Corp.	5,103	319,754
Miscellaneous Manufacturing - 0.9%
AptarGroup, Inc.	3,964	287,985
Housewares - 0.8%
Scotts Miracle-Gro Co. — Class A	4,170	269,007

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Oil & Gas Services - 0.3%
Flotek Industries, Inc.*	9,327	$106,701
Total Common Stocks
(Cost $26,131,825)		32,577,959

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.3%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	$102,029	102,029
Total Repurchase Agreement
(Cost $102,029)		102,029
Total Investments - 99.8%
(Cost $26,233,854)		$32,679,988
Other Assets & Liabilities, net - 0.2%		80,000
Total Net Assets - 100.0%		$32,759,988

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$32,577,959	$—	$—	$32,577,959
Repurchase Agreement	—	102,029	—	102,029
Total	$32,577,959	$102,029	$—	$32,679,988

For the period ended December 31, 2015, there were no transfers between levels.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6%
Biotechnology - 64.0%
Gilead Sciences, Inc.	366,402	$37,076,219
Amgen, Inc.	211,399	34,316,400
Celgene Corp.*	258,605	30,970,535
Biogen, Inc.*	83,181	25,482,499
Regeneron Pharmaceuticals, Inc.*	42,394	23,014,431
Alexion Pharmaceuticals, Inc.*	109,071	20,805,293
Vertex Pharmaceuticals, Inc.*	140,870	17,725,672
Illumina, Inc.*	89,923	17,260,270
Incyte Corp.*	122,399	13,274,172
BioMarin Pharmaceutical, Inc.*	120,644	12,638,665
Alnylam Pharmaceuticals, Inc.*	96,633	9,097,031
Medivation, Inc.*	183,290	8,860,239
Ionis Pharmaceuticals, Inc.*	132,787	8,223,499
United Therapeutics Corp.*	51,986	8,141,527
Seattle Genetics, Inc.*	175,394	7,871,683
Ultragenyx Pharmaceutical, Inc.*	56,200	6,304,516
Bio-Rad Laboratories, Inc. — Class A*	45,369	6,290,866
Charles River Laboratories International, Inc.*	75,565	6,074,670
Intrexon Corp.*	178,800	5,390,820
Myriad Genetics, Inc.*	122,880	5,303,501
Kite Pharma, Inc.*	85,700	5,280,834
Intercept Pharmaceuticals, Inc.*	34,635	5,172,737
Medicines Co.*	134,272	5,013,716
Bluebird Bio, Inc.*	73,400	4,713,748
Halozyme Therapeutics, Inc.*	266,555	4,619,398
Ligand Pharmaceuticals, Inc. — Class B*	39,857	4,321,296
Novavax, Inc.*	504,685	4,234,307
Acorda Therapeutics, Inc.*	97,622	4,176,269
Prothena Corporation plc*	60,900	4,147,899
Achillion Pharmaceuticals, Inc.*	356,000	3,841,240
Celldex Therapeutics, Inc.*	241,693	3,789,746
Sage Therapeutics, Inc.*	64,100	3,737,030
Puma Biotechnology, Inc.*	43,116	3,380,294
ZIOPHARM Oncology, Inc.*	393,662	3,271,331
Juno Therapeutics, Inc.*	73,700	3,240,589
ARIAD Pharmaceuticals, Inc.*	517,689	3,235,556
AMAG Pharmaceuticals, Inc.*	107,100	3,233,349
NewLink Genetics Corp.*	85,423	3,108,543
Merrimack Pharmaceuticals, Inc.*	389,300	3,075,470
Momenta Pharmaceuticals, Inc.*	202,100	2,999,164
Repligen Corp.*	103,844	2,937,747
Exact Sciences Corp.*	303,255	2,799,044
ImmunoGen, Inc.*	163,900	2,224,123
PDL BioPharma, Inc.	610,370	2,160,710
Alder Biopharmaceuticals, Inc.*	52,400	1,730,772
PTC Therapeutics, Inc.*	45,700	1,480,680
Total Biotechnology		396,048,100
Pharmaceuticals - 33.0%
Mylan N.V.*	301,310	16,291,832
Endo International plc*	264,400	16,186,567
AbbVie, Inc.	263,100	15,586,044
Baxalta, Inc.	324,500	12,665,235
Quintiles Transnational Holdings, Inc.*	129,764	8,909,596
Nektar Therapeutics*	481,730	8,117,151
Anacor Pharmaceuticals, Inc.*	65,500	7,399,535
Dyax Corp.*	195,265	7,345,868
Jazz Pharmaceuticals plc*	51,400	7,224,784
OPKO Health, Inc.*	704,240	7,077,612
Neurocrine Biosciences, Inc.*	124,475	7,041,551
Alkermes plc*	85,278	6,769,368
ACADIA Pharmaceuticals, Inc.*	166,128	5,922,463
Horizon Pharma plc*	268,500	5,818,395
Impax Laboratories, Inc.*	127,584	5,455,492
Portola Pharmaceuticals, Inc.*	100,970	5,194,907
Ophthotech Corp.*	65,300	5,128,009
Radius Health, Inc.*	81,700	5,027,818
Agios Pharmaceuticals, Inc.*	75,904	4,927,688
TESARO, Inc.*	86,803	4,541,533
Insys Therapeutics, Inc.*	157,835	4,518,816
Sarepta Therapeutics, Inc.*	109,500	4,224,510
Shire plc ADR	19,300	3,956,500
Ironwood Pharmaceuticals, Inc. — Class A*	340,796	3,949,826
Cempra, Inc.*	123,900	3,857,007
Clovis Oncology, Inc.*	102,097	3,573,395
Akorn, Inc.*	88,800	3,313,128
Depomed, Inc.*	177,800	3,223,514
Pacira Pharmaceuticals, Inc.*	34,800	2,672,292
Amicus Therapeutics, Inc.*	243,900	2,365,830
Heron Therapeutics, Inc.*	76,800	2,050,560
Relypsa, Inc.*	60,500	1,714,570
Eagle Pharmaceuticals, Inc.*	19,200	1,702,464
Chimerix, Inc.*	110,970	993,182
Total Pharmaceuticals		204,747,042
Healthcare-Products - 2.6%
Bio-Techne Corp.	63,797	5,741,730
QIAGEN N.V.*	196,300	5,427,695
Cepheid*	134,048	4,896,773
Total Healthcare-Products		16,066,198
Total Common Stocks
(Cost $363,483,688)		616,861,340

RIGHTS††† - 0.0%
Chelsea Therapeutics International
Expires 12/31/17	231,107	–
Clinical Data, Inc.
Expires 12/31/20	24,000	–
Total Rights
(Cost $17,304)		–

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 0.7%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	$4,011,454	$4,011,454
Total Repurchase Agreement
(Cost $4,011,454)	4,011,454
Total Investments - 100.3%
(Cost $367,512,446)	$620,872,794
Other Assets & Liabilities, net - (0.3)%	(1,659,991)
Total Net Assets - 100.0%	$619,212,803

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$616,861,340	$—	$—	$616,861,340
Repurchase Agreement	—	4,011,454	—	4,011,454
Rights	—	—	—	—
Total	$616,861,340	$4,011,454	$—	$620,872,794

For the period ended December 31, 2015, there were no transfers between levels.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Food - 37.7%
Kraft Heinz Co.	154,990	$11,277,073
Mondelez International, Inc. — Class A	224,626	10,072,231
Kroger Co.	182,794	7,646,273
General Mills, Inc.	124,037	7,151,974
Kellogg Co.	84,156	6,081,954
Sysco Corp.	140,415	5,757,015
Tyson Foods, Inc. — Class A	103,995	5,546,053
Hormel Foods Corp.	68,576	5,422,990
Hershey Co.	58,992	5,266,215
ConAgra Foods, Inc.	121,932	5,140,653
Campbell Soup Co.	91,817	4,824,983
JM Smucker Co.	36,831	4,542,736
Whole Foods Market, Inc.	121,399	4,066,867
McCormick & Company, Inc.	46,650	3,991,374
WhiteWave Foods Co. — Class A*	79,846	3,106,808
Ingredion, Inc.	32,130	3,079,339
Pilgrim's Pride Corp.	131,900	2,913,671
Pinnacle Foods, Inc.	63,900	2,713,194
BRF S.A. ADR	194,034	2,681,550
Flowers Foods, Inc.	116,692	2,507,711
Sprouts Farmers Market, Inc.*	92,325	2,454,922
Post Holdings, Inc.*	39,700	2,449,490
Hain Celestial Group, Inc.*	58,160	2,349,082
TreeHouse Foods, Inc.*	27,701	2,173,420
Lancaster Colony Corp.	18,652	2,153,560
Cal-Maine Foods, Inc.	38,300	1,774,822
B&G Foods, Inc.	48,370	1,693,917
United Natural Foods, Inc.*	41,866	1,647,846
Sanderson Farms, Inc.	20,509	1,589,858
SUPERVALU, Inc.*	233,432	1,582,669
Darling Ingredients, Inc.*	149,974	1,577,726
Dean Foods Co.	85,274	1,462,449
Diamond Foods, Inc.*	33,600	1,295,280
Fresh Market, Inc.*	53,420	1,251,096
Blue Buffalo Pet Products, Inc.*	61,100	1,143,181
Snyder's-Lance, Inc.	26,400	905,520
Total Food		131,295,502
Beverages - 23.9%
Coca-Cola Co.	375,256	16,120,997
PepsiCo, Inc.	143,205	14,309,044
Monster Beverage Corp.*	44,553	6,636,615
Constellation Brands, Inc. — Class A	44,758	6,375,330
Brown-Forman Corp. — Class B	54,430	5,403,810
Dr Pepper Snapple Group, Inc.	53,741	5,008,661
Molson Coors Brewing Co. — Class B	52,787	4,957,755
Keurig Green Mountain, Inc.	49,274	4,433,675
Anheuser-Busch InBev S.A. ADR	34,970	4,371,250
Coca-Cola Enterprises, Inc.	82,294	4,052,157
Ambev S.A. ADR	766,050	3,416,583
Fomento Economico Mexicano SAB de CV ADR	31,383	2,898,220
Diageo plc ADR	25,340	2,763,834
Boston Beer Company, Inc. — Class A*	9,435	1,905,021
Total Beverages		82,652,952
Agriculture - 15.3%
Philip Morris International, Inc.	156,713	13,776,640
Altria Group, Inc.	218,329	12,708,931
Reynolds American, Inc.	211,754	9,772,447
Archer-Daniels-Midland Co.	158,203	5,802,886
Bunge Ltd.	55,696	3,802,923
British American Tobacco plc ADR	22,400	2,474,080
Vector Group Ltd.	87,019	2,052,778
Universal Corp.	24,200	1,357,136
Andersons, Inc.	35,600	1,126,028
Total Agriculture		52,873,849
Cosmetics & Personal Care - 12.6%
Procter & Gamble Co.	218,350	17,339,175
Colgate-Palmolive Co.	137,099	9,133,535
Estee Lauder Companies, Inc. — Class A	75,656	6,662,267
Coty, Inc. — Class A	132,502	3,396,026
Unilever N.V. — Class Y	69,151	2,995,621
Edgewell Personal Care Co.	33,835	2,651,649
Avon Products, Inc.	387,846	1,570,776
Total Cosmetics & Personal Care		43,749,049
Household Products & Housewares - 5.7%
Kimberly-Clark Corp.	63,709	8,110,155
Clorox Co.	36,967	4,688,525
Church & Dwight Company, Inc.	46,766	3,969,498
Spectrum Brands Holdings, Inc.	29,000	2,952,200
Total Household Products & Housewares		19,720,378
Pharmaceuticals - 2.6%
Mead Johnson Nutrition Co. — Class A	60,479	4,774,817
Herbalife Ltd.*	49,614	2,660,303
USANA Health Sciences, Inc.*	11,700	1,494,675
Total Pharmaceuticals		8,929,795
Retail - 1.2%
Casey's General Stores, Inc.	21,623	2,604,490
Nu Skin Enterprises, Inc. — Class A	45,130	1,709,976
Total Retail		4,314,466
Electrical Components & Equipment - 0.5%
Energizer Holdings, Inc.	49,835	1,697,380
Total Common Stocks
(Cost $257,923,492)		345,233,371

RIGHTS††† - 0.0%
Casa Ley
Expires 01/17/19	93,765	–
PDC
Expires 01/17/17	93,765	–
Total Rights
(Cost $23,055)		–

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 0.5%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	$1,653,099	$1,653,099
Total Repurchase Agreement
(Cost $1,653,099)	1,653,099
Total Investments - 100.0%
(Cost $259,599,646)	$346,886,470
Other Assets & Liabilities, net - 0.0%	102,017
Total Net Assets - 100.0%	$346,988,487

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$345,233,371	$—	$—	$345,233,371
Repurchase Agreement	—	1,653,099	—	1,653,099
Rights	—	—	—	—
Total	$345,233,371	$1,653,099	$—	$346,886,470

For the period ended December 31, 2015, there were no transfers between levels.

Dow Jones Industrial Average Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 69.8%
Financial - 13.9%
Goldman Sachs Group, Inc.	5,921	$1,067,142
Travelers Companies, Inc.	5,921	668,244
Visa, Inc. — Class A	5,921	459,173
American Express Co.	5,921	411,806
JPMorgan Chase & Co.	5,921	390,964
Total Financial		2,997,329
Industrial - 13.5%
3M Co.	5,921	891,940
Boeing Co.	5,921	856,117
United Technologies Corp.	5,921	568,830
Caterpillar, Inc.	5,921	402,391
General Electric Co.	5,921	184,440
Total Industrial		2,903,718
Consumer, Non-cyclical - 11.7%
UnitedHealth Group, Inc.	5,921	696,546
Johnson & Johnson	5,921	608,205
Procter & Gamble Co.	5,921	470,187
Merck & Company, Inc.	5,921	312,747
Coca-Cola Co.	5,921	254,366
Pfizer, Inc.	5,921	191,130
Total Consumer, Non-cyclical		2,533,181
Consumer, Cyclical - 10.3%
Home Depot, Inc.	5,921	783,052
McDonald's Corp.	5,921	699,507
NIKE, Inc. — Class B	5,921	370,063
Wal-Mart Stores, Inc.	5,921	362,957
Total Consumer, Cyclical		2,215,579
Technology - 9.1%
International Business Machines Corp.	5,921	814,849
Apple, Inc.	5,921	623,244
Microsoft Corp.	5,921	328,497
Intel Corp.	5,921	203,978
Total Technology		1,970,568
Communications - 4.9%
Walt Disney Co.	5,921	622,178
Verizon Communications, Inc.	5,921	273,669
Cisco Systems, Inc.	5,921	160,785
Total Communications		1,056,632
Energy - 4.6%
Chevron Corp.	5,921	532,653
Exxon Mobil Corp.	5,921	461,542
Total Energy		994,195
Basic Materials - 1.8%
EI du Pont de Nemours & Co.	5,921	394,339
Total Common Stocks
(Cost $15,100,533)		15,065,541

MUTUAL FUNDS† - 26.0%
Guggenheim Strategy Fund I1	225,361	5,604,731
Total Mutual Funds
(Cost $5,602,478)		5,604,731

	Face Amount
REPURCHASE AGREEMENTS††,2 - 11.0%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	$1,106,338	1,106,338
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	663,164	663,164
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	597,029	597,029
Total Repurchase Agreements
(Cost $2,366,531)		2,366,531
Total Investments - 106.8%
(Cost $23,069,542)		$23,036,803
Other Assets & Liabilities, net - (6.8)%		(1,466,188)
Total Net Assets - 100.0%		$21,570,615

	Contracts	Unrealized Gain(Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $433,250)	5	$4,270

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc January 2016, Dow Jones Industrial Average Index Swap, Terminating 01/29/16[3] (Notional Value $6,083,077)	349	$(63,212)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

Dow Jones Industrial Average Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$15,065,541	$—	$—	$—	$—	$15,065,541
Futures Contracts	—	4,270	—	—	—	4,270
Mutual Funds	5,604,731	—	—	—	—	5,604,731
Repurchase Agreements	—	—	2,366,531	—	—	2,366,531
Total	$20,670,272	$4,270	$2,366,531	$—	$—	$23,041,073

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$63,212	$—	$63,212

* Other financial instruments include futures contracts and/or swaps which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Semiconductors - 92.0%
Intel Corp.	36,785	$1,267,243
Texas Instruments, Inc.	13,448	737,085
Broadcom Corp. — Class A	10,513	607,862
Avago Technologies Ltd.	4,183	607,162
Applied Materials, Inc.	25,394	474,106
NXP Semiconductor N.V.*	5,558	468,257
NVIDIA Corp.	12,904	425,316
Analog Devices, Inc.	7,558	418,108
Skyworks Solutions, Inc.	5,015	385,302
Micron Technology, Inc.*	27,078	383,424
Taiwan Semiconductor Manufacturing Company Ltd. ADR	15,923	362,248
Lam Research Corp.	4,489	356,516
Xilinx, Inc.	7,458	350,302
Maxim Integrated Products, Inc.	8,809	334,742
KLA-Tencor Corp.	4,810	333,574
Linear Technology Corp.	7,502	318,610
Microchip Technology, Inc.	6,523	303,580
Qorvo, Inc.*	5,205	264,935
Marvell Technology Group Ltd.	26,596	234,577
ASML Holding N.V. — Class G	2,302	204,349
Teradyne, Inc.	9,884	204,302
ON Semiconductor Corp.*	20,649	202,360
Integrated Device Technology, Inc.*	7,480	197,098
ARM Holdings plc ADR	4,303	194,668
Atmel Corp.	22,264	191,693
Cavium, Inc.*	2,901	190,625
Cypress Semiconductor Corp.*	18,804	184,467
Microsemi Corp.*	5,541	180,581
Mellanox Technologies Ltd.*	4,019	169,361
Synaptics, Inc.*	2,108	169,357
Cree, Inc.*	6,235	166,287
Himax Technologies, Inc. ADR	19,584	160,589
Monolithic Power Systems, Inc.	2,513	160,103
Fairchild Semiconductor International, Inc. — Class A*	7,581	157,003
PMC-Sierra, Inc.*	13,203	153,419
M/A-COM Technology Solutions Holdings, Inc.*	3,721	152,152
Silicon Laboratories, Inc.*	2,896	140,572
Cirrus Logic, Inc.*	4,724	139,500
MKS Instruments, Inc.	3,799	136,764
Ambarella, Inc.*	2,395	133,497
OmniVision Technologies, Inc.*	4,531	131,490
Intersil Corp. — Class A	10,065	128,429
Tessera Technologies, Inc.	4,078	122,381
Power Integrations, Inc.	2,433	118,317
Rambus, Inc.*	9,967	115,518
Semtech Corp.*	5,689	107,636
Veeco Instruments, Inc.*	4,386	90,176
Inphi Corp.*	1,910	51,608
Total Semiconductors		13,087,251
Energy-Alternate Sources - 6.1%
First Solar, Inc.*	3,788	249,971
Canadian Solar, Inc.*	6,864	198,781
Trina Solar Ltd. ADR*	15,566	171,537
JinkoSolar Holding Company Ltd. ADR*	6,089	168,483
SunEdison, Inc.*	16,571	84,346
Total Energy-Alternate Sources		873,118
Electrical Components & Equipment - 1.4%
SunPower Corp. — Class A*	6,496	194,945
Total Common Stocks
(Cost $9,842,709)		14,155,314

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.5%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	$75,299	75,299
Total Repurchase Agreement
(Cost $75,299)		75,299
Total Investments - 100.0%
(Cost $9,918,008)		$14,230,613
Other Assets & Liabilities, net - 0.0%		889
Total Net Assets - 100.0%		$14,231,502

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$14,155,314	$—	$—	$14,155,314
Repurchase Agreement	—	75,299	—	75,299
Total	$14,155,314	$75,299	$—	$14,230,613

For the period ended December 31, 2015, there were no transfers between levels.

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 37.1%
Communications - 15.8%
Alibaba Group Holding Ltd. ADR*	12,817	$1,041,637
China Mobile Ltd. ADR	12,567	707,899
Baidu, Inc. ADR*	3,090	584,134
JD.com, Inc. ADR*	10,174	328,264
America Movil SAB de CV — Class L ADR	19,365	272,272
Ctrip.com International Ltd. ADR*	3,242	150,202
Grupo Televisa SAB ADR	4,994	135,887
Chunghwa Telecom Company Ltd. ADR	4,338	130,270
Telekomunikasi Indonesia Persero Tbk PT ADR	2,819	125,164
SK Telecom Company Ltd. ADR	4,064	81,890
Qihoo 360 Technology Company Ltd. ADR*	1,122	81,693
China Unicom Hong Kong Ltd. ADR	6,551	79,005
China Telecom Corporation Ltd. ADR	1,584	73,577
Vipshop Holdings Ltd. ADR*	3,589	54,804
Telefonica Brasil S.A. ADR	5,366	48,455
Total Communications		3,895,153
Technology - 6.9%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	42,608	969,332
Infosys Ltd. ADR	22,792	381,766
NetEase, Inc. ADR	837	151,698
Advanced Semiconductor Engineering, Inc. ADR	14,340	81,307
Wipro Ltd. ADR	6,702	77,341
United Microelectronics Corp. ADR	27,153	51,048
Total Technology		1,712,492
Financial - 5.5%
HDFC Bank Ltd. ADR	4,670	287,671
China Life Insurance Company Ltd. ADR	16,986	271,606
Itau Unibanco Holding S.A. ADR	34,662	225,650
Shinhan Financial Group Company Ltd. ADR	5,412	181,789
Banco Bradesco S.A. ADR	29,756	143,126
ICICI Bank Ltd. ADR	16,226	127,050
KB Financial Group, Inc. ADR	4,410	122,907
Total Financial		1,359,799
Energy - 3.4%
CNOOC Ltd. ADR	1,834	191,433
China Petroleum & Chemical Corp. ADR	2,912	174,661
PetroChina Company Ltd. ADR	2,408	157,941
Sasol Ltd. ADR	5,794	155,395
Petroleo Brasileiro S.A. ADR*	23,338	79,349
Petroleo Brasileiro S.A. ADR*	16,989	73,053
Total Energy		831,832
Consumer, Non-cyclical - 2.2%
Ambev S.A. ADR	50,211	223,941
Fomento Economico Mexicano SAB de CV ADR	1,505	138,987
BRF S.A. ADR	7,469	103,222
Dr Reddy's Laboratories Ltd. ADR	953	44,114
Coca-Cola Femsa SAB de CV ADR	568	40,220
Total Consumer, Non-cyclical		550,484
Basic Materials - 1.3%
POSCO ADR	3,662	129,489
Ultrapar Participacoes S.A. ADR	4,953	75,533
Vale S.A. ADR	23,137	58,999
Vale S.A. ADR	17,258	56,779
Total Basic Materials		320,800
Utilities - 0.9%
Korea Electric Power Corp. ADR	5,862	124,098
Enersis S.A. ADR	4,371	53,108
Empresa Nacional de Electricidad S.A. ADR	1,248	46,251
Total Utilities		223,457
Industrial - 0.8%
Cemex SAB de CV ADR*	15,370	85,611
Embraer S.A. ADR	1,859	54,915
LG Display Company Ltd. ADR	5,064	52,868
Total Industrial		193,394
Consumer, Cyclical - 0.3%
Tata Motors Ltd. ADR*	2,307	67,987
Total Common Stocks
(Cost $9,208,990)		9,155,398

	Face Amount
REPURCHASE AGREEMENTS††,1 - 2.0%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	$230,734	230,734
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	138,307	138,307
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	124,514	124,514
Total Repurchase Agreements
(Cost $493,555)		493,555
Total Investments - 39.1%
(Cost $9,702,545)		$9,648,953
Other Assets & Liabilities, net - 60.9%		15,007,401
Total Net Assets - 100.0%		$24,656,354

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International January 2016 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 01/27/16[2] (Notional Value $40,072,773)	21,552	$(61,658)

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$9,155,398	$—	$—	$—	$9,155,398
Repurchase Agreements	—	493,555	—	—	493,555
Total	$9,155,398	$493,555	$—	$—	$9,648,953

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$61,658	$—	$61,658

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
EXCHANGE-TRADED FUNDS† - 5.5%
PowerShares Emerging Markets Sovereign Debt Portfolio	113	$3,086
iShares JP Morgan USD Emerging Markets Bond ETF	29	3,068
Total Exchange-Traded Funds
(Cost $6,174)		6,154

	Face Amount
REPURCHASE AGREEMENTS††,1 - 63.7%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	$33,192	33,192
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	19,897	19,897
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	17,912	17,912
Total Repurchase Agreements
(Cost $71,001)		71,001
Total Investments - 69.2%
(Cost $77,175)		$77,155
Other Assets & Liabilities, net - 30.8%		34,339
Total Net Assets - 100.0%		$111,494

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2016 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $125,891)	1	$(1,283)

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††,2

Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Received	Unrealized Appreciation
CDX.EM-24 Index	Barclays Bank plc	1.00%	12/20/20	$196,000	$(174,009)	$(22,707)	$716

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Credit Default Swaps — See Note 2.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Exchange-Traded Funds	$6,154	$—	$—	$—	$—	$6,154
Credit Default Swaps	—	—	—	716	—	716
Repurchase Agreements	—	—	71,001	—	—	71,001
Total	$6,154	$—	$71,001	$716	$—	$77,871

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Interest Rate Futures Contracts	—	1,283	—	—	—	1,283

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6%
Oil & Gas - 71.0%
Exxon Mobil Corp.	24,672	$1,923,182
Chevron Corp.	15,485	1,393,031
ConocoPhillips	17,881	834,863
Occidental Petroleum Corp.	11,612	785,087
Phillips 66	8,715	712,886
EOG Resources, Inc.	9,589	678,805
Valero Energy Corp.	8,600	608,106
Anadarko Petroleum Corp.	11,383	552,986
Marathon Petroleum Corp.	10,658	552,511
Pioneer Natural Resources Co.	3,914	490,737
Apache Corp.	10,205	453,816
Devon Energy Corp.	13,435	429,920
Noble Energy, Inc.	12,767	420,417
Hess Corp.	8,319	403,305
Tesoro Corp.	3,682	387,972
Concho Resources, Inc.*	4,113	381,933
Cheniere Energy, Inc.*	8,929	332,605
Marathon Oil Corp.	26,015	327,529
Cimarex Energy Co.	3,620	323,556
Continental Resources, Inc.*	13,989	321,467
Equities Corp.	6,137	319,922
Cabot Oil & Gas Corp. — Class A	17,920	317,005
BP plc ADR	9,803	306,442
Royal Dutch Shell plc — Class A ADR	6,240	285,730
HollyFrontier Corp.	7,077	282,302
Transocean Ltd.	22,676	280,729
Petroleo Brasileiro S.A. ADR*	64,298	276,481
Ensco plc — Class A	17,909	275,620
Antero Resources Corp.*	12,285	267,813
Helmerich & Payne, Inc.	4,941	264,591
Newfield Exploration Co.*	7,907	257,452
Noble Corporation plc	23,813	251,227
Suncor Energy, Inc.	9,601	247,706
Diamondback Energy, Inc.*	3,642	243,650
Range Resources Corp.	9,831	241,941
Canadian Natural Resources Ltd.	10,758	234,847
Encana Corp.	45,624	232,226
Murphy Oil Corp.	9,705	217,877
Southwestern Energy Co.*	30,055	213,691
Chesapeake Energy Corp.	47,399	213,296
Memorial Resource Development Corp.*	13,170	212,696
YPF S.A. ADR	13,206	207,598
PBF Energy, Inc. — Class A	5,348	196,860
Parsley Energy, Inc. — Class A*	10,596	195,496
Statoil ASA ADR	13,970	195,021
Energen Corp.	4,732	193,965
Western Refining, Inc.	5,296	188,644
Nabors Industries Ltd.	21,737	184,982
Gulfport Energy Corp.*	7,468	183,489
Seadrill Ltd.*	53,905	182,738
Diamond Offshore Drilling, Inc.	8,643	182,367
QEP Resources, Inc.	13,454	180,284
Cenovus Energy, Inc.	14,100	177,942
CNOOC Ltd. ADR	1,700	177,446
RSP Permian, Inc.*	7,229	176,315
Cobalt International Energy, Inc.*	30,846	166,568
PDC Energy, Inc.*	3,071	163,930
Patterson-UTI Energy, Inc.	10,702	161,386
Whiting Petroleum Corp.*	16,603	156,732
Laredo Petroleum, Inc.*	19,180	153,248
Rice Energy, Inc.*	13,535	147,532
Rowan Companies plc — Class A	8,579	145,414
Carrizo Oil & Gas, Inc.*	4,914	145,356
Matador Resources Co.*	7,048	139,339
WPX Energy, Inc.*	24,049	138,041
Delek US Holdings, Inc.	5,581	137,293
SM Energy Co.	6,577	129,304
Oasis Petroleum, Inc.*	14,946	110,152
Alon USA Energy, Inc.	7,255	107,664
Atwood Oceanics, Inc.	7,897	80,786
Ultra Petroleum Corp.*	23,445	58,613
Total Oil & Gas		22,522,463
Oil & Gas Services - 14.4%
Schlumberger Ltd.	14,679	1,023,861
Halliburton Co.	17,693	602,270
Baker Hughes, Inc.	11,256	519,464
National Oilwell Varco, Inc.	11,403	381,887
Cameron International Corp.*	6,002	379,326
FMC Technologies, Inc.*	9,602	278,554
Weatherford International plc*	29,916	250,995
Core Laboratories N.V.	1,979	215,196
Oceaneering International, Inc.	5,500	206,360
Dril-Quip, Inc.*	2,770	164,067
Superior Energy Services, Inc.	11,792	158,838
Targa Resources Corp.	5,110	138,277
Oil States International, Inc.*	4,656	126,876
Bristow Group, Inc.	4,313	111,707
Total Oil & Gas Services		4,557,678
Pipelines - 9.5%
Kinder Morgan, Inc.	42,030	627,087
Williams Companies, Inc.	19,972	513,280
Spectra Energy Corp.	18,458	441,885
Plains GP Holdings, LP — Class A	31,866	301,134
Columbia Pipeline Group, Inc.	14,790	295,800
ONEOK, Inc.	11,297	278,584
Enbridge, Inc.	6,717	222,937
TransCanada Corp.	5,508	179,506
SemGroup Corp. — Class A	4,536	130,909
Total Pipelines		2,991,122
Transportation - 1.6%
Teekay Corp.	23,896	235,854
Golar LNG Ltd.	13,629	215,202
Tidewater, Inc.	10,220	71,131
Total Transportation		522,187
Mining - 0.9%
Cameco Corp.	14,584	179,821
US Silica Holdings, Inc.	5,886	110,245
Total Mining		290,066
Metal Fabricate & Hardware - 0.7%
Tenaris S.A. ADR	8,695	206,941

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Retail - 0.6%
World Fuel Services Corp.	4,613	$177,416
Coal - 0.5%
CONSOL Energy, Inc.	19,449	153,647
Energy-Alternate Sources - 0.4%
Green Plains, Inc.	4,900	112,210
Total Common Stocks
(Cost $21,406,987)		31,533,730

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.5%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	$156,470	156,470
Total Repurchase Agreement
(Cost $156,470)		156,470
Total Investments - 100.1%
(Cost $21,563,457)		$31,690,200
Other Assets & Liabilities, net - (0.1)%		(33,158)
Total Net Assets - 100.0%		$31,657,042

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$31,533,730	$—	$—	$31,533,730
Repurchase Agreement	—	156,470	—	156,470
Total	$31,533,730	$156,470	$—	$31,690,200

For the period ended December 31, 2015, there were no transfers between levels.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Services - 68.4%
Schlumberger Ltd.	66,722	$4,653,860
Halliburton Co.	80,400	2,736,816
Baker Hughes, Inc.	51,186	2,362,234
National Oilwell Varco, Inc.	51,820	1,735,452
Cameron International Corp.*	27,272	1,723,590
FMC Technologies, Inc.*	43,644	1,266,112
Oceaneering International, Inc.	25,013	938,488
Weatherford International plc*	108,992	914,443
RPC, Inc.	64,636	772,400
Dril-Quip, Inc.*	12,659	749,793
Superior Energy Services, Inc.	53,590	721,857
Core Laboratories N.V.	6,420	698,111
Oil States International, Inc.*	21,161	576,637
Forum Energy Technologies, Inc.*	42,161	525,326
Bristow Group, Inc.	19,616	508,054
SEACOR Holdings, Inc.*	9,110	478,822
Frank's International N.V.	28,501	475,682
McDermott International, Inc.*	135,419	453,654
Helix Energy Solutions Group, Inc.*	74,666	392,743
C&J Energy Services Ltd.*	82,195	391,248
Archrock, Inc.	46,962	353,154
CARBO Ceramics, Inc.	19,539	336,071
Total Oil & Gas Services		23,764,547
Oil & Gas - 25.8%
Helmerich & Payne, Inc.	22,445	1,201,929
Transocean Ltd.	86,933	1,076,230
Ensco plc — Class A	67,031	1,031,607
Noble Corporation plc	90,186	951,462
Nabors Industries Ltd.	98,801	840,797
Diamond Offshore Drilling, Inc.	39,265	828,492
Patterson-UTI Energy, Inc.	48,635	733,416
Rowan Companies plc — Class A	39,014	661,287
Precision Drilling Corp.	117,356	462,383
Unit Corp.*	34,013	414,959
Seadrill Ltd.*	115,172	390,433
Atwood Oceanics, Inc.	35,920	367,462
Total Oil & Gas		8,960,457
Metal Fabricate & Hardware - 1.9%
Tenaris S.A. ADR	28,106	668,922
Transportation - 1.9%
Hornbeck Offshore Services, Inc.*	32,946	327,484
Tidewater, Inc.	46,442	323,236
Total Transportation		650,720
Mining - 1.5%
US Silica Holdings, Inc.	26,762	501,252
Total Common Stocks
(Cost $27,558,978)		34,545,898

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.2%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	$77,412	77,412
Total Repurchase Agreement
(Cost $77,412)		77,412
Total Investments - 99.7%
(Cost $27,636,390)		$34,623,310
Other Assets & Liabilities, net - 0.3%		103,157
Total Net Assets - 100.0%		$34,726,467

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$34,545,898	$—	$—	$34,545,898
Repurchase Agreement	—	77,412	—	77,412
Total	$34,545,898	$77,412	$—	$34,623,310

For the period ended December 31, 2015, there were no transfers between levels.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 71.9%
Consumer, Non-cyclical - 31.2%
Nestle S.A. ADR	4,029	$299,839
Novartis AG ADR	3,230	277,908
Roche Holding AG ADR	7,102	244,805
Novo Nordisk A/S ADR	2,433	141,309
Bayer AG ADR	1,055	131,701
British American Tobacco plc ADR	1,184	130,773
Sanofi ADR	3,051	130,125
GlaxoSmithKline plc ADR	3,103	125,206
Anheuser-Busch InBev S.A. ADR	985	123,125
AstraZeneca plc ADR	3,209	108,946
Diageo plc ADR	790	86,165
Unilever N.V. — Class Y	1,973	85,470
Reckitt Benckiser Group plc ADR	4,198	78,671
Unilever plc ADR	1,659	71,536
Total Consumer, Non-cyclical		2,035,579
Financial - 16.9%
HSBC Holdings plc ADR	5,009	197,706
Allianz SE ADR	5,849	103,060
Banco Santander S.A. ADR	17,928	87,310
UBS Group AG	4,396	85,150
Lloyds Banking Group plc ADR	19,358	84,401
BNP Paribas S.A. ADR	2,790	78,845
Prudential plc ADR	1,631	73,525
AXA S.A. ADR	2,668	72,876
Barclays plc ADR	5,315	68,882
ING Groep N.V. ADR	4,922	66,250
Banco Bilbao Vizcaya Argentaria S.A. ADR	7,919	58,046
Zurich Insurance Group AG ADR*	1,891	48,457
Deutsche Bank AG	1,641	39,630
Credit Suisse Group AG ADR*	1,737	37,676
Total Financial		1,101,814
Energy - 7.5%
Total S.A. ADR	3,142	141,233
BP plc ADR	3,859	120,632
Royal Dutch Shell plc — Class A ADR	2,484	113,742
BG Group plc ADR	4,305	62,509
Eni SpA ADR	1,722	51,316
Total Energy		489,432
Communications - 4.8%
Vodafone Group plc ADR	3,370	108,716
BT Group plc ADR	2,134	73,858
Deutsche Telekom AG ADR	4,048	72,378
Telefonica S.A. ADR	5,526	61,114
Total Communications		316,066
Consumer, Cyclical - 3.2%
Daimler AG ADR	1,281	107,194
LVMH Moet Hennessy Louis Vuitton SE ADR	1,736	54,675
Cie Financiere Richemont S.A. ADR	6,666	47,462
Total Consumer, Cyclical		209,331
Industrial - 2.9%
Siemens AG ADR	988	95,021
ABB Ltd. ADR*	2,908	51,559
Schneider Electric SE ADR	3,740	42,430
Total Industrial		189,010
Basic Materials - 2.8%
BASF SE ADR	1,166	88,633
Air Liquide S.A. ADR	2,190	49,122
Rio Tinto plc ADR	1,555	45,282
Total Basic Materials		183,037
Technology - 1.5%
SAP SE ADR	1,228	97,135
Utilities - 1.1%
National Grid plc ADR	995	69,192
Total Common Stocks
(Cost $4,536,613)		4,690,596

MUTUAL FUNDS†, 1,2 - 4.2%
Guggenheim Strategy Fund I	11,147	277,218
Total Mutual Funds
(Cost $277,177)		277,218

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 19.0%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	$578,392	578,392
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	346,700	346,700
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	312,126	312,126
Total Repurchase Agreements
(Cost $1,237,218)		1,237,218
Total Investments - 95.1%
(Cost $6,051,008)		$6,205,032
Other Assets & Liabilities, net - 4.9%		319,044
Total Net Assets - 100.0%		$6,524,076

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED††
March 2016 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $3,486,742)	105	$14,952

CURRENCY FUTURES CONTRACTS PURCHASED†
March 2016 Euro FX Futures Contracts (Aggregate Value of Contracts $3,537,625)	26	$(15,748)

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Repurchase Agreements — See Note 4.
2	Affiliated issuers — See Note 5.
ADR American Depositary Receipt plc Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$4,690,596	$—	$—	$—	$—	$4,690,596
Futures Contracts	—	—	—	14,952	—	14,952
Mutual Funds	277,218	—	—	—	—	277,218
Repurchase Agreements	—	—	1,237,218	—	—	1,237,218
Total	$4,967,814	$—	$1,237,218	$14,952	$—	$6,219,984

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Futures Contracts	$—	$15,748	$—	$—	$—	$15,748

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 4.4%
Consumer, Cyclical - 1.0%
General Motors Co.	232	$7,889
Hilton Worldwide Holdings, Inc.	230	4,922
L Brands, Inc.	44	4,217
American Airlines Group, Inc.	98	4,150
Royal Caribbean Cruises Ltd.	34	3,441
United Continental Holdings, Inc.*	60	3,438
Dollar Tree, Inc.*	36	2,780
Fiat Chrysler Automobiles N.V.*	197	2,756
Norwegian Cruise Line Holdings Ltd.*	36	2,110
Liberty Interactive Corporation QVC Group — Class A*	76	2,076
MGM Resorts International*	86	1,954
DR Horton, Inc.	55	1,762
Hanesbrands, Inc.	59	1,737
Best Buy Company, Inc.	54	1,644
Lennar Corp. — Class A	31	1,516
Lear Corp.	12	1,475
Foot Locker, Inc.	21	1,367
LKQ Corp.*	46	1,362
Goodyear Tire & Rubber Co.	41	1,339
Darden Restaurants, Inc.	20	1,274
Rite Aid Corp.*	157	1,231
Wynn Resorts Ltd.	16	1,107
PVH Corp.	13	957
PulteGroup, Inc.	52	927
HD Supply Holdings, Inc.*	30	901
Toll Brothers, Inc.*	27	898
Six Flags Entertainment Corp.	15	824
Michaels Companies, Inc.*	33	730
Lions Gate Entertainment Corp.	22	712
Carter's, Inc.	8	712
Brunswick Corp.	14	707
Tempur Sealy International, Inc.*	10	705
CalAtlantic Group, Inc.	18	683
Sally Beauty Holdings, Inc.*	24	669
Scotts Miracle-Gro Co. — Class A	10	645
Cinemark Holdings, Inc.	18	601
Penske Automotive Group, Inc.	14	592
Extended Stay America, Inc.	32	509
Cedar Fair, LP	9	503
International Game Technology plc	31	501
Gaming and Leisure Properties, Inc.	18	500
Office Depot, Inc.*	85	479
CST Brands, Inc.	12	470
Choice Hotels International, Inc.	9	454
Regal Entertainment Group — Class A	24	453
Wendy's Co.	42	452
GameStop Corp. — Class A	16	449
Vista Outdoor, Inc.*	10	445
Tenneco, Inc.*	9	413
Beacon Roofing Supply, Inc.*	9	371
DreamWorks Animation SKG, Inc. — Class A*	14	361
AMC Entertainment Holdings, Inc. — Class A	15	360
Boyd Gaming Corp.*	18	358
Cooper Tire & Rubber Co.	9	341
Allegiant Travel Co. — Class A	2	336
Dana Holding Corp.	24	331
Sears Holdings Corp.*	16	329
Pinnacle Entertainment, Inc.*	10	311
JC Penney Company, Inc.*	46	306
WESCO International, Inc.*	7	306
TRI Pointe Group, Inc.*	24	304
Taylor Morrison Home Corp. — Class A*	19	304
Group 1 Automotive, Inc.	4	303
Churchill Downs, Inc.	2	283
Asbury Automotive Group, Inc.*	4	270
Wolverine World Wide, Inc.	16	267
Ferrellgas Partners, LP	16	266
Party City Holdco, Inc.*	19	245
American Axle & Manufacturing Holdings, Inc.*	12	227
Mobile Mini, Inc.	7	218
Penn National Gaming, Inc.*	13	208
MDC Holdings, Inc.	8	204
Meritage Homes Corp.*	6	204
Metaldyne Performance Group, Inc.	11	202
Caleres, Inc.	7	188
First Cash Financial Services, Inc.*	5	187
Sonic Automotive, Inc. — Class A	8	182
KB Home	14	173
National CineMedia, Inc.	10	157
Interval Leisure Group, Inc.	10	156
Conn's, Inc.*	6	141
Meritor, Inc.*	16	134
Men's Wearhouse, Inc.	8	117
Scientific Games Corp. — Class A*	13	117
Navistar International Corp.*	13	115
H&E Equipment Services, Inc.	6	105
Isle of Capri Casinos, Inc.*	7	98
Carmike Cinemas, Inc.*	4	92
WCI Communities, Inc.*	4	89
Eldorado Resorts, Inc.*	8	88
M/I Homes, Inc.*	4	88
William Lyon Homes — Class A*	5	83
Outerwall, Inc.	2	73
Carrols Restaurant Group, Inc.*	6	70
Beazer Homes USA, Inc.*	5	57
Ruby Tuesday, Inc.*	10	55
Hovnanian Enterprises, Inc. — Class A*	22	40
Perry Ellis International, Inc.*	2	37
Titan International, Inc.	9	35
Total Consumer, Cyclical		82,330

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 4.4% (continued)
Consumer, Non-cyclical - 0.8%
Valeant Pharmaceuticals International, Inc.*	54	$5,489
Constellation Brands, Inc. — Class A	30	4,273
HCA Holdings, Inc.*	62	4,192
Fresenius Medical Care AG & Company KGaA ADR	96	4,016
ConAgra Foods, Inc.	65	2,741
DaVita HealthCare Partners, Inc.*	32	2,231
Endo International plc*	36	2,204
Grifols S.A. ADR	65	2,106
Jarden Corp.*	34	1,942
Universal Health Services, Inc. — Class B	15	1,792
Hologic, Inc.*	43	1,664
Mallinckrodt plc*	18	1,343
Quintiles Transnational Holdings, Inc.*	19	1,305
Sabre Corp.	43	1,202
Centene Corp.*	18	1,185
WhiteWave Foods Co. — Class A*	28	1,090
United Rentals, Inc.*	15	1,088
Spectrum Brands Holdings, Inc.	10	1,018
Hertz Global Holdings, Inc.*	71	1,010
Teleflex, Inc.	7	920
ServiceMaster Global Holdings, Inc.*	22	863
Pilgrim's Pride Corp.	39	862
ADT Corp.	26	857
Health Net, Inc.*	12	822
Edgewell Personal Care Co.	10	783
Service Corporation International	30	780
Pinnacle Foods, Inc.	18	764
Live Nation Entertainment, Inc.*	31	762
Acadia Healthcare Company, Inc.*	11	687
Post Holdings, Inc.*	10	617
Amsurg Corp. — Class A*	8	608
Avis Budget Group, Inc.*	16	581
TreeHouse Foods, Inc.*	7	549
WellCare Health Plans, Inc.*	7	547
Alere, Inc.*	14	547
WEX, Inc.*	6	530
Horizon Pharma plc*	24	520
LifePoint Health, Inc.*	7	514
HealthSouth Corp.	14	487
Community Health Systems, Inc.*	18	478
RR Donnelley & Sons Co.	32	471
Tenet Healthcare Corp.*	15	455
Vector Group Ltd.	19	449
Deluxe Corp.	8	436
Hill-Rom Holdings, Inc.	9	433
Prestige Brands Holdings, Inc.*	8	412
Cimpress N.V.*	5	406
Owens & Minor, Inc.	10	360
B&G Foods, Inc.	9	315
CEB, Inc.	5	307
Darling Ingredients, Inc.*	27	284
Sotheby's	11	283
Surgical Care Affiliates, Inc.*	7	279
SUPERVALU, Inc.*	41	278
Avon Products, Inc.	65	263
Dean Foods Co.	15	257
Revlon, Inc. — Class A*	9	251
Select Medical Holdings Corp.	21	250
FTI Consulting, Inc.*	7	243
Cardtronics, Inc.*	7	236
Greatbatch, Inc.*	4	210
Diamond Foods, Inc.*	5	193
Cott Corp.	17	187
ExamWorks Group, Inc.*	7	186
AMAG Pharmaceuticals, Inc.*	6	181
Kindred Healthcare, Inc.	14	167
Rent-A-Center, Inc.	9	135
StoneMor Partners, LP	5	134
Central Garden & Pet Co.*	9	122
ACCO Brands Corp.*	17	121
Multi-Color Corp.	2	120
Ingles Markets, Inc. — Class A	2	88
Quad/Graphics, Inc.	8	74
Elizabeth Arden, Inc.*	5	50
Everi Holdings, Inc.*	10	44
Great Lakes Dredge & Dock Corp.*	10	40
BioScrip, Inc.*	11	19
Alliance One International, Inc.*	1	11
Total Consumer, Non-cyclical		64,719
Communications - 0.7%
Netflix, Inc.*	61	6,976
T-Mobile US, Inc.*	128	5,008
Nokia Oyj ADR	593	4,163
DISH Network Corp. — Class A*	71	4,059
Telecom Italia SpA ADR*	287	3,630
Charter Communications, Inc. — Class A*	18	3,295
Sirius XM Holdings, Inc.*	792	3,223
Level 3 Communications, Inc.*	54	2,935
Expedia, Inc.	21	2,610
Nielsen Holdings plc	56	2,610
Sprint Corp.*	602	2,179
CenturyLink, Inc.	82	2,063
Alcatel-Lucent ADR*	422	1,616
VeriSign, Inc.*	17	1,485
Cablevision Systems Corp. — Class A	42	1,340
CDW Corp.	26	1,093
Zayo Group Holdings, Inc.*	36	957
AMC Networks, Inc. — Class A*	11	821
Frontier Communications Corp.	174	813
IAC/InterActiveCorp	13	781
CommScope Holding Company, Inc.*	30	776
j2 Global, Inc.	8	659
EchoStar Corp. — Class A*	14	548
Starz — Class A*	16	536
United States Cellular Corp.*	13	531

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 4.4% (continued)
Communications - 0.7% (continued)
Tribune Media Co. — Class A	15	$507
ViaSat, Inc.*	8	488
Sinclair Broadcast Group, Inc. — Class A	14	456
New York Times Co. — Class A	25	336
Media General, Inc.*	20	323
Anixter International, Inc.*	5	302
Nexstar Broadcasting Group, Inc. — Class A	5	294
Plantronics, Inc.	6	285
West Corp.	13	281
Cogent Communications Holdings, Inc.	7	243
Bankrate, Inc.*	16	213
NeuStar, Inc. — Class A*	8	192
Gray Television, Inc.*	11	179
MDC Partners, Inc. — Class A	8	174
DigitalGlobe, Inc.*	11	172
Consolidated Communications Holdings, Inc.	8	168
EarthLink Holdings Corp.	17	126
General Communication, Inc. — Class A*	6	119
Cincinnati Bell, Inc.*	32	115
Windstream Holdings, Inc.	15	97
HC2 Holdings, Inc.*	5	26
Total Communications		59,803
Financial - 0.5%
Royal Bank of Scotland Group plc ADR*	869	7,708
Crown Castle International Corp.	51	4,409
Discover Financial Services	65	3,485
Equinix, Inc.	9	2,722
Ally Financial, Inc.*	73	1,361
E*TRADE Financial Corp.*	45	1,334
AerCap Holdings N.V.*	30	1,294
Unum Group	37	1,231
CIT Group, Inc.	31	1,231
Icahn Enterprises, LP	20	1,226
Lazard Ltd. — Class A	21	945
Lamar Advertising Co. — Class A	15	900
Iron Mountain, Inc.	33	891
Realogy Holdings Corp.*	23	844
Howard Hughes Corp.*	7	792
Synovus Financial Corp.	20	648
Navient Corp.	56	641
First Niagara Financial Group, Inc.	54	586
Hanover Insurance Group, Inc.	7	569
CNO Financial Group, Inc.	29	554
American Capital Ltd.*	40	552
First Horizon National Corp.	35	508
Outfront Media, Inc.	22	480
Corrections Corporation of America	18	477
CoreLogic, Inc.*	14	474
Popular, Inc.	16	453
Kennedy-Wilson Holdings, Inc.	18	433
Communications Sales & Leasing, Inc.	23	430
Radian Group, Inc.	32	428
Credit Acceptance Corp.*	2	428
Medical Properties Trust, Inc.	36	414
Ryman Hospitality Properties, Inc.	8	413
CyrusOne, Inc.	11	412
GEO Group, Inc.	12	347
DuPont Fabros Technology, Inc.	10	318
QTS Realty Trust, Inc. — Class A	7	316
Genworth Financial, Inc. — Class A*	74	276
Aircastle Ltd.	13	272
Sabra Health Care REIT, Inc.	11	223
Nationstar Mortgage Holdings, Inc.*	16	214
Potlatch Corp.	7	212
Ladder Capital Corp. — Class A	15	186
KCG Holdings, Inc. — Class A*	14	172
FelCor Lodging Trust, Inc.	22	161
iStar, Inc.*	13	152
PHH Corp.*	9	146
Ocwen Financial Corp.*	19	132
Walter Investment Management Corp.*	6	85
Fly Leasing Ltd. ADR	6	82
Forestar Group, Inc.*	7	77
Enova International, Inc.*	6	40
Oppenheimer Holdings, Inc. — Class A	2	35
Total Financial		42,719
Energy - 0.4%
Petroleo Brasileiro S.A. ADR*	846	3,638
Williams Companies, Inc.	108	2,776
Energy Transfer Equity, LP	147	2,020
Tesoro Corp.	19	2,002
Concho Resources, Inc.*	20	1,857
Cheniere Energy Partners, LP	51	1,330
MPLX, LP	34	1,329
Equities Midstream Partners, LP	12	906
Antero Resources Corp.*	40	872
Newfield Exploration Co.*	24	781
ONEOK, Inc.	31	764
Tesoro Logistics, LP	14	704
Transocean Ltd.	55	682
Diamondback Energy, Inc.*	10	669
Range Resources Corp.	24	591
Genesis Energy, LP	16	588
PBF Energy, Inc. — Class A	15	552
CVR Energy, Inc.	14	550
Western Refining, Inc.	15	534
Energen Corp.	12	492
Murphy USA, Inc.*	8	486
Memorial Resource Development Corp.*	30	485
NuStar Energy, LP	12	481
Boardwalk Pipeline Partners, LP	37	480
Targa Resources Partners, LP	28	463

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 4.4% (continued)
Energy - 0.4% (continued)
Chesapeake Energy Corp.	98	$441
Sunoco, LP	11	436
DCP Midstream Partners, LP	17	419
Gulfport Energy Corp.*	16	393
Northern Tier Energy, LP	15	388
RSP Permian, Inc.*	15	366
QEP Resources, Inc.	27	362
PDC Energy, Inc.*	6	320
TerraForm Power, Inc. — Class A	23	289
Whiting Petroleum Corp.*	30	283
Holly Energy Partners, LP	9	280
Carrizo Oil & Gas, Inc.*	9	266
CONSOL Energy, Inc.	33	261
Matador Resources Co.*	13	258
Laredo Petroleum, Inc.*	31	248
Calumet Specialty Products Partners, LP	12	239
WPX Energy, Inc.*	41	235
Suburban Propane Partners, LP	9	219
Rice Energy, Inc.*	20	218
Crestwood Equity Partners, LP	10	208
SemGroup Corp. — Class A	7	202
SM Energy Co.	10	197
Western Refining Logistics, LP	8	196
Summit Midstream Partners, LP	10	188
NGL Energy Partners, LP	16	177
Forum Energy Technologies, Inc.*	14	174
Precision Drilling Corp.	43	169
Bristow Group, Inc.	6	155
Oasis Petroleum, Inc.*	20	147
PBF Logistics, LP	6	128
Archrock Partners, LP	10	123
McDermott International, Inc.*	36	121
SEACOR Holdings, Inc.*	2	105
Denbury Resources, Inc.	52	105
Atwood Oceanics, Inc.	10	102
Ultra Petroleum Corp.*	40	100
Unit Corp.*	8	98
Baytex Energy Corp.	28	91
Rose Rock Midstream, LP	6	90
Archrock, Inc.	11	83
CSI Compressco, LP	6	68
Eclipse Resources Corp.*	33	60
Vanguard Natural Resources LLC	20	60
SunCoke Energy Partners, LP	7	52
Sanchez Energy Corp.*	10	43
Ocean Rig UDW, Inc.	24	39
Northern Oil and Gas, Inc.*	10	39
Memorial Production Partners, LP	14	37
Bonanza Creek Energy, Inc.*	7	37
Jones Energy, Inc. — Class A*	9	35
Parker Drilling Co.*	19	35
Stone Energy Corp.*	8	34
Era Group, Inc.*	3	33
Bill Barrett Corp.*	8	31
Clayton Williams Energy, Inc.*	1	30
Pacific Drilling S.A.*	35	29
W&T Offshore, Inc.*	11	25
Natural Resource Partners, LP	19	24
EV Energy Partners, LP	8	22
BreitBurn Energy Partners, LP	33	22
Pioneer Energy Services Corp.*	10	22
Cloud Peak Energy, Inc.*	10	21
LinnCo LLC	19	19
Basic Energy Services, Inc.*	7	19
Gulfmark Offshore, Inc. — Class A*	4	19
Legacy Reserves, LP	10	18
Gastar Exploration, Inc.*	13	17
Atlas Resource Partners, LP	16	16
Comstock Resources, Inc.*	7	13
Westmoreland Coal Co.*	2	12
Approach Resources, Inc.*	6	11
Triangle Petroleum Corp.*	12	9
Seventy Seven Energy, Inc.*	8	8
Rex Energy Corp.*	8	8
Total Energy		35,879
Industrial - 0.4%
TransDigm Group, Inc.*	9	2,055
SBA Communications Corp. — Class A*	19	1,996
Vulcan Materials Co.	20	1,899
Ball Corp.	21	1,528
Masco Corp.	51	1,443
Sealed Air Corp.	31	1,383
Martin Marietta Materials, Inc.	10	1,366
Sensata Technologies Holding N.V.*	26	1,198
Crown Holdings, Inc.*	22	1,115
Spirit AeroSystems Holdings, Inc. — Class A*	22	1,102
Allegion plc	15	989
Flextronics International Ltd.*	85	953
Huntington Ingalls Industries, Inc.	7	888
Owens Corning	18	848
Orbital ATK, Inc.	9	804
AECOM*	23	691
Berry Plastics Group, Inc.*	19	687
Jabil Circuit, Inc.	29	675
Graphic Packaging Holding Co.	52	667
Trinity Industries, Inc.	24	577
Zebra Technologies Corp. — Class A*	8	557
Silgan Holdings, Inc.	10	537
USG Corp.*	22	534
Oshkosh Corp.	12	469
XPO Logistics, Inc.*	17	463
Owens-Illinois, Inc.*	25	436
Louisiana-Pacific Corp.*	22	396
EnerSys	7	392
Clean Harbors, Inc.*	9	375
Moog, Inc. — Class A*	6	364
Belden, Inc.	7	334
Summit Materials, Inc. — Class A*	16	325
Covanta Holding Corp.	21	325

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 4.4% (continued)
Industrial - 0.4% (continued)
Manitowoc Company, Inc.	21	$322
Triumph Group, Inc.	8	318
Terex Corp.	17	314
Masonite International Corp.*	5	307
Hillenbrand, Inc.	10	296
Sanmina Corp.*	13	268
Greif, Inc. — Class A	8	246
Actuant Corp. — Class A	10	240
Trinseo S.A.*	8	226
MasTec, Inc.*	12	209
Headwaters, Inc.*	12	202
Builders FirstSource, Inc.*	17	188
EnPro Industries, Inc.	4	175
Aerojet Rocketdyne Holdings, Inc.*	10	157
Boise Cascade Co.*	6	153
NCI Building Systems, Inc.*	12	149
Griffon Corp.	8	142
Tutor Perini Corp.*	8	134
Martin Midstream Partners, LP	6	129
Gibraltar Industries, Inc.*	5	127
Ply Gem Holdings, Inc.*	10	125
Briggs & Stratton Corp.	7	121
Teekay Corp.	11	109
General Cable Corp.	8	107
Harsco Corp.	13	102
Nortek, Inc.*	2	87
Navios Maritime Acquisition Corp.	23	69
SPX Corp.	7	65
Hornbeck Offshore Services, Inc.*	6	60
NN, Inc.	3	48
Kratos Defense & Security Solutions, Inc.*	9	37
Park-Ohio Holdings Corp.	1	37
Navios Maritime Holdings, Inc.	18	32
LSB Industries, Inc.*	4	29
Total Industrial		33,701
Technology - 0.2%
NXP Semiconductor N.V.*	55	4,625
Activision Blizzard, Inc.	111	4,297
Micron Technology, Inc.*	167	2,365
IHS, Inc. — Class A*	11	1,303
MSCI, Inc. — Class A	16	1,154
Solera Holdings, Inc.	20	1,097
SS&C Technologies Holdings, Inc.	15	1,024
Nuance Communications, Inc.*	46	915
Open Text Corp.	19	911
NCR Corp.*	26	636
Leidos Holdings, Inc.	11	619
Brocade Communications Systems, Inc.	63	578
ACI Worldwide, Inc.*	18	385
MedAssets, Inc.*	10	309
Entegris, Inc.*	22	292
Amkor Technology, Inc.*	36	219
Unisys Corp.*	8	88
Magnachip Semiconductor Corp.*	6	32
Total Technology		20,849
Utilities - 0.2%
Exelon Corp.	139	3,861
PPL Corp.	100	3,413
FirstEnergy Corp.	65	2,062
AES Corp.	103	986
Calpine Corp.*	54	781
NRG Energy, Inc.	48	565
AmeriGas Partners, LP	15	514
NRG Yield, Inc. — Class A	28	389
NRG Yield, Inc. — Class C	26	384
Dynegy, Inc.*	19	255
Global Partners, LP	6	105
Total Utilities		13,315
Basic Materials - 0.2%
Alcoa, Inc.	193	1,906
Celanese Corp. — Class A	22	1,482
Ashland, Inc.	11	1,130
WR Grace & Co.*	11	1,095
ArcelorMittal	253	1,068
Steel Dynamics, Inc.	37	661
Compass Minerals International, Inc.	6	452
Platform Specialty Products Corp.*	33	423
Huntsman Corp.	37	421
Olin Corp.	24	414
PolyOne Corp.	13	413
Eldorado Gold Corp.	109	323
Kinross Gold Corp.*	173	315
Chemtura Corp.*	11	300
Commercial Metals Co.	18	246
Allegheny Technologies, Inc.	17	191
United States Steel Corp.	23	184
New Gold, Inc.*	77	179
Axiall Corp.	11	169
Kaiser Aluminum Corp.	2	167
A. Schulman, Inc.	5	153
PH Glatfelter Co.	7	128
Neenah Paper, Inc.	2	125
Constellium N.V. — Class A*	16	123
Resolute Forest Products, Inc.*	14	106
Hecla Mining Co.	56	106
Clearwater Paper Corp.*	2	91
Mercer International, Inc.	10	91
IAMGOLD Corp.*	59	84
Kraton Performance Polymers, Inc.*	5	83
Tronox Ltd. — Class A	19	74
Rentech Nitrogen Partners, LP	7	74
Koppers Holdings, Inc.*	4	73
AK Steel Holding Corp.*	28	63
Century Aluminum Co.*	13	57
Coeur Mining, Inc.*	21	52
Cliffs Natural Resources, Inc.*	24	38
Horsehead Holding Corp.*	10	21
Total Basic Materials		13,081

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 4.4% (continued)
Diversified - 0.0%
Leucadia National Corp.	55	$957
HRG Group, Inc.*	31	420
Total Diversified		1,377
Total Common Stocks
(Cost $384,991)		367,773

EXCHANGE-TRADED FUNDS† - 22.1%
iShares iBoxx $ High Yield Corporate Bond ETF	22,700	1,829,166
Total Exchange-Traded Funds
(Cost $1,984,814)		1,829,166

MUTUAL FUNDS† - 51.6%
Guggenheim Strategy Fund II1	86,241	2,138,778
Guggenheim Strategy Fund I1	85,604	2,128,981
Total Mutual Funds
(Cost $4,286,060)		4,267,759

	Face Amount
REPURCHASE AGREEMENTS††,2 - 16.7%

Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	$648,319	648,319
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	388,615	388,615
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	349,862	349,862
Total Repurchase Agreements
(Cost $1,386,796)		1,386,796
Total Investments - 94.8%
(Cost $8,042,661)		$7,851,494
Other Assets & Liabilities, net - 5.2%		426,849
Total Net Assets - 100.0%		$8,278,343

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
March 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $790,790)	7	$(5,262)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $5,562,523)	47	$(14,823)

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††,3
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Received/Paid	Unrealized Appreciation/ (Depreciation)
CDX.HY-25 Index	Goldman Sachs International	5.00%	12/20/20	$3,300,000	$(3,336,382)	$(1,739)	$38,121
CDX.HY-25 Index	Barclays Bank plc	5.00%	12/20/20	2,500,000	(2,527,562)	33,558	(5,996)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Credit Default Swaps — See Note 2.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$367,773	$—	$—	$—	$—	$367,773
Credit Default Swaps	—	—	—	38,121	—	38,121
Exchange-Traded Funds	1,829,166	—	—	—	—	1,829,166
Mutual Funds	4,267,759	—	—	—	—	4,267,759
Repurchase Agreements	—	—	1,386,796	—	—	1,386,796
Total	$6,464,698	$—	$1,386,796	$38,121	$—	$7,889,615

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Credit Default Swaps	$—	$—	$—	$5,996	$—	$5,996
Equity Futures Contracts	—	5,262	—	—	—	5,262
Interest Rate Futures Contracts	—	14,823	—	—	—	14,823
Total	$—	$20,085	$—	$5,996	$—	$26,081

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 100.1%
Banks - 29.5%
Wells Fargo & Co.	25,571	$1,390,041
JPMorgan Chase & Co.	19,987	1,319,743
Bank of America Corp.	65,884	1,108,828
Citigroup, Inc.	20,203	1,045,505
Goldman Sachs Group, Inc.	4,256	767,059
U.S. Bancorp	17,053	727,652
Morgan Stanley	20,874	664,002
PNC Financial Services Group, Inc.	6,352	605,409
Bank of New York Mellon Corp.	13,914	573,536
Capital One Financial Corp.	7,401	534,204
BB&T Corp.	12,299	465,025
State Street Corp.	6,870	455,893
SunTrust Banks, Inc.	9,449	404,795
M&T Bank Corp.	3,291	398,802
Northern Trust Corp.	4,912	354,106
Fifth Third Bancorp	16,874	339,167
Royal Bank of Canada	6,205	332,464
ICICI Bank Ltd. ADR	41,779	327,130
HDFC Bank Ltd. ADR	5,168	318,349
Citizens Financial Group, Inc.	11,970	313,494
Itau Unibanco Holding S.A. ADR	46,524	302,871
Toronto-Dominion Bank	7,726	302,627
Regions Financial Corp.	30,895	296,592
Popular, Inc.	10,390	294,453
HSBC Holdings plc ADR	7,439	293,617
Deutsche Bank AG	12,092	292,022
Bank of Montreal	5,129	289,378
Banco Bradesco S.A. ADR	59,524	286,310
KeyCorp	21,492	283,479
Barclays plc ADR	21,550	279,288
Credicorp Ltd.	2,830	275,416
Bank of Nova Scotia	6,807	275,275
First Republic Bank	4,119	272,101
Banco Santander S.A. ADR	53,414	260,126
Huntington Bancshares, Inc.	22,783	251,980
CIT Group, Inc.	6,231	247,371
Signature Bank*	1,540	236,190
Comerica, Inc.	5,634	235,670
SVB Financial Group*	1,800	214,020
East West Bancorp, Inc.	5,040	209,462
Zions Bancorporation	7,484	204,313
PacWest Bancorp	4,595	198,045
Bank of the Ozarks, Inc.	3,700	183,002
Synovus Financial Corp.	5,553	179,806
Cullen/Frost Bankers, Inc.	2,830	169,799
Umpqua Holdings Corp.	10,200	162,180
Webster Financial Corp.	4,350	161,777
Prosperity Bancshares, Inc.	3,310	158,417
First Horizon National Corp.	10,850	157,542
Texas Capital Bancshares, Inc.*	2,740	135,411
Total Banks		19,553,744
REITS - 28.0%
Simon Property Group, Inc.	3,439	668,679
Public Storage	2,378	589,030
American Tower Corp. — Class A	5,800	562,310
Equity Residential	5,879	479,667
Crown Castle International Corp.	5,530	478,069
AvalonBay Communities, Inc.	2,404	442,648
Welltower, Inc.	6,362	432,807
General Growth Properties, Inc.	15,405	419,170
Prologis, Inc.	9,746	418,299
Ventas, Inc.	6,827	385,247
Boston Properties, Inc.	3,008	383,640
Vornado Realty Trust	3,826	382,447
Equinix, Inc.	1,260	381,024
HCP, Inc.	9,421	360,259
Essex Property Trust, Inc.	1,421	340,202
Weyerhaeuser Co.	11,242	337,035
Realty Income Corp.	6,094	314,632
Macerich Co.	3,832	309,204
SL Green Realty Corp.	2,663	300,866
Digital Realty Trust, Inc.	3,861	291,969
Host Hotels & Resorts, Inc.	18,803	288,437
Extra Space Storage, Inc.	3,251	286,771
Kimco Realty Corp.	10,621	281,033
Federal Realty Investment Trust	1,864	272,330
UDR, Inc.	7,214	271,030
Plum Creek Timber Company, Inc.	5,275	251,723
Annaly Capital Management, Inc.	26,807	251,449
Brixmor Property Group, Inc.	9,540	246,323
Mid-America Apartment Communities, Inc.	2,576	233,927
Camden Property Trust	3,034	232,890
Duke Realty Corp.	10,819	227,415
VEREIT, Inc.	28,406	224,976
Omega Healthcare Investors, Inc.	6,402	223,942
Regency Centers Corp.	3,237	220,504
Alexandria Real Estate Equities, Inc.	2,437	220,207
Apartment Investment & Management Co. — Class A	5,452	218,244
WP Carey, Inc.	3,638	214,642
Kilroy Realty Corp.	3,386	214,266
Lamar Advertising Co. — Class A	3,520	211,130
DDR Corp.	12,513	210,719
American Capital Agency Corp. REIT	11,963	207,438
National Retail Properties, Inc.	5,131	205,497
CubeSmart	6,544	200,377
Iron Mountain, Inc.	7,380	199,334
BioMed Realty Trust, Inc.	8,199	194,234
Douglas Emmett, Inc.	6,129	191,102
Taubman Centers, Inc.	2,440	187,197
American Campus Communities, Inc.	4,486	185,451
Liberty Property Trust	5,972	185,431
Starwood Property Trust, Inc.	8,926	183,519
Weingarten Realty Investors	5,206	180,023
Spirit Realty Capital, Inc.	17,826	178,617
Highwoods Properties, Inc.	4,076	177,714
Hospitality Properties Trust	6,554	171,387
Sovran Self Storage, Inc.	1,580	169,550
EPR Properties	2,776	162,257
Senior Housing Properties Trust	10,906	161,845

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
REITS - 28.0% (continued)
DCT Industrial Trust, Inc.	4,212	$157,402
Corrections Corporation of America	5,870	155,496
Tanger Factory Outlet Centers, Inc.	4,670	152,709
NorthStar Realty Finance Corp.	8,701	148,178
Rayonier, Inc.	6,555	145,521
LaSalle Hotel Properties	5,750	144,670
Medical Properties Trust, Inc.	12,268	141,205
Two Harbors Investment Corp.	17,325	140,333
Brandywine Realty Trust	10,104	138,021
RLJ Lodging Trust	6,255	135,296
New Residential Investment Corp. REIT	10,850	131,936
Sunstone Hotel Investors, Inc.	10,536	131,595
Mack-Cali Realty Corp.	5,400	126,090
Pebblebrook Hotel Trust	4,500	126,090
Corporate Office Properties Trust	5,466	119,323
DiamondRock Hospitality Co.	12,178	117,518
WP GLIMCHER, Inc.	11,010	116,816
Total REITS		18,548,334
Insurance - 22.7%
Berkshire Hathaway, Inc. — Class B*	11,535	1,523,080
American International Group, Inc.	12,181	754,857
MetLife, Inc.	13,001	626,778
Prudential Financial, Inc.	6,330	515,325
Travelers Companies, Inc.	4,564	515,094
ACE Ltd.	4,372	510,868
Chubb Corp.	3,700	490,768
Marsh & McLennan Companies, Inc.	8,482	470,327
Aflac, Inc.	7,332	439,187
Allstate Corp.	6,919	429,601
Aon plc	4,223	389,403
Progressive Corp.	11,553	367,385
Hartford Financial Services Group, Inc.	8,401	365,107
XL Group plc — Class A	9,017	353,286
Loews Corp.	8,439	324,058
Principal Financial Group, Inc.	7,097	319,223
Everest Re Group Ltd.	1,725	315,830
Willis Group Holdings plc	6,390	310,362
Lincoln National Corp.	6,050	304,073
PartnerRe Ltd.	2,170	303,236
Assured Guaranty Ltd.	11,410	301,566
Markel Corp.*	340	300,339
Arch Capital Group Ltd.*	4,300	299,925
RenaissanceRe Holdings Ltd.	2,630	297,690
Endurance Specialty Holdings Ltd.	4,420	282,836
Axis Capital Holdings Ltd.	5,000	281,100
Manulife Financial Corp.	18,550	277,879
Cincinnati Financial Corp.	4,567	270,229
Alleghany Corp.*	540	258,082
Unum Group	7,603	253,104
Voya Financial, Inc.	6,800	250,988
Arthur J Gallagher & Co.	5,848	239,417
Torchmark Corp.	4,090	233,784
WR Berkley Corp.	4,251	232,742
American Financial Group, Inc.	3,090	222,727
Reinsurance Group of America, Inc. — Class A	2,430	207,887
AmTrust Financial Services, Inc.	3,360	206,909
Assurant, Inc.	2,520	202,961
StanCorp Financial Group, Inc.	1,750	199,290
First American Financial Corp.	4,970	178,423
MGIC Investment Corp.*	16,890	149,139
Radian Group, Inc.	10,850	145,282
Genworth Financial, Inc. — Class A*	31,962	119,218
Total Insurance		15,039,365
Diversified Financial Services - 13.5%
American Express Co.	10,433	725,615
BlackRock, Inc. — Class A	1,980	674,229
Charles Schwab Corp.	16,851	554,903
Intercontinental Exchange, Inc.	1,917	491,250
CME Group, Inc. — Class A	5,260	476,556
Synchrony Financial*	14,190	431,517
Franklin Resources, Inc.	11,158	410,837
Discover Financial Services	7,522	403,330
Ameriprise Financial, Inc.	3,592	382,261
T. Rowe Price Group, Inc.	5,253	375,537
TD Ameritrade Holding Corp.	10,669	370,321
Invesco Ltd.	9,958	333,394
Nasdaq, Inc.	4,794	278,867
Ally Financial, Inc.*	13,940	259,842
Affiliated Managers Group, Inc.*	1,613	257,693
E*TRADE Financial Corp.*	8,420	249,569
Raymond James Financial, Inc.	4,265	247,242
CBOE Holdings, Inc.	3,180	206,382
Santander Consumer USA Holdings, Inc.*	12,950	205,258
Legg Mason, Inc.	4,610	180,850
LPL Financial Holdings, Inc.	4,110	175,292
LendingClub Corp.*	15,626	172,667
Eaton Vance Corp.	5,298	171,814
Navient Corp.	14,410	164,995
SLM Corp.*	21,810	142,201
Janus Capital Group, Inc.	9,852	138,815
Waddell & Reed Financial, Inc. — Class A	4,707	134,903
WisdomTree Investments, Inc.	8,439	132,324
NorthStar Asset Management Group, Inc.	10,700	129,898
Ocwen Financial Corp.*	11,377	79,298
Total Diversified Financial Services		8,957,660
Real Estate - 1.8%
CBRE Group, Inc. — Class A*	8,253	285,388
Brookfield Asset Management, Inc. — Class A	8,650	272,734
Jones Lang LaSalle, Inc.	1,414	226,042
Forest City Enterprises, Inc. — Class A*	9,330	204,607
Realogy Holdings Corp.*	5,480	200,952
RMR Group, Inc. — Class A*	1	12
Total Real Estate		1,189,735

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Commercial Services - 1.7%
McGraw Hill Financial, Inc.	4,680	$461,354
Moody's Corp.	3,949	396,243
SEI Investments Co.	4,902	256,865
Total Commercial Services		1,114,462
Savings & Loans - 1.3%
New York Community Bancorp, Inc.	14,521	236,983
People's United Financial, Inc.	11,755	189,843
Investors Bancorp, Inc.	14,190	176,524
First Niagara Financial Group, Inc.	15,505	168,229
BofI Holding, Inc.*	4,680	98,514
Total Savings & Loans		870,093
Investment Companies - 0.5%
Ares Capital Corp.	12,630	179,977
American Capital Ltd.*	11,410	157,344
Total Investment Companies		337,321
Software - 0.4%
MSCI, Inc. — Class A	3,361	242,429
Media - 0.4%
FactSet Research Systems, Inc.	1,400	227,598
Holding Companies-Diversified - 0.3%
Leucadia National Corp.	12,718	221,166
Total Common Stocks
(Cost $58,888,216)		66,301,907

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.3%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	$215,301	215,301
Total Repurchase Agreement
(Cost $215,301)		215,301
Total Investments - 100.4%
(Cost $59,103,517)		$66,517,208
Other Assets & Liabilities, net - (0.4)%		(233,697)
Total Net Assets - 100.0%		$66,283,511

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$66,301,907	$—	$—	$66,301,907
Repurchase Agreement	—	215,301	—	215,301
Total	$66,301,907	$215,301	$—	$66,517,208

For the period ended December 31, 2015, there were no transfers between levels.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
MUTUAL FUNDS† - 5.7%
Guggenheim Strategy Fund I1	195,249	$4,855,837
Total Mutual Funds
(Cost $4,854,458)		4,855,837

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 96.1%
U.S. Treasury Bonds
3.00% due 11/15/45	$82,500,000	82,293,751
Total U.S. Government Securities
(Cost $81,780,577)		82,293,751

REPURCHASE AGREEMENTS††,2 - 15.2%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	6,101,165	6,101,165
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	3,657,169	3,657,169
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	3,292,460	3,292,460
Total Repurchase Agreements
(Cost $13,050,794)		13,050,794
Total Investments - 117.0%
(Cost $99,685,829)		$100,200,382
Other Assets & Liabilities, net - (17.0)%		(14,529,653)
Total Net Assets - 100.0%		$85,670,729

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $30,767,188)	194	$176,299

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements —See Note 4.

See Sector Classification in Other Information section.

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Futures Contracts	$—	$176,299	$—	$—	$176,299
Mutual Funds	4,855,837	—	—	—	4,855,837
Repurchase Agreements	—	—	13,050,794	—	13,050,794
U.S. Government Securities	—	—	82,293,751	—	82,293,751
Total	$4,855,837	$176,299	$95,344,545	$—	$100,376,681

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.7%
Pharmaceuticals - 38.8%
Johnson & Johnson	23,306	$2,393,993
Pfizer, Inc.	62,637	2,021,922
Merck & Company, Inc.	32,920	1,738,834
Allergan plc*	5,099	1,593,438
Bristol-Myers Squibb Co.	22,146	1,523,423
AbbVie, Inc.	24,309	1,440,065
Eli Lilly & Co.	16,165	1,362,063
Abbott Laboratories	25,975	1,166,537
Express Scripts Holding Co.*	12,606	1,101,890
McKesson Corp.	5,007	987,530
Cardinal Health, Inc.	8,732	779,506
Baxalta, Inc.	19,697	768,774
Teva Pharmaceutical Industries Ltd. ADR	11,667	765,821
Mylan N.V.*	13,852	748,978
Endo International plc*	12,158	744,313
Valeant Pharmaceuticals International, Inc.*	7,244	736,353
Zoetis, Inc.	14,790	708,737
Perrigo Company plc	4,894	708,162
AmerisourceBergen Corp. — Class A	6,460	669,967
Shire plc ADR	2,572	527,260
GlaxoSmithKline plc ADR	12,897	520,394
Jazz Pharmaceuticals plc*	3,700	520,072
Novartis AG ADR	5,751	494,816
Alkermes plc*	6,172	489,933
AstraZeneca plc ADR	14,176	481,275
Novo Nordisk A/S ADR	8,200	476,256
Mallinckrodt plc*	5,644	421,212
Quintiles Transnational Holdings, Inc.*	5,939	407,772
DexCom, Inc.*	4,600	376,740
Anacor Pharmaceuticals, Inc.*	3,000	338,910
Dyax Corp.*	9,000	338,580
OPKO Health, Inc.*	32,780	329,439
Neurocrine Biosciences, Inc.*	5,700	322,449
VCA, Inc.*	5,605	308,275
Akorn, Inc.*	8,035	299,786
ACADIA Pharmaceuticals, Inc.*	7,685	273,970
Horizon Pharma plc*	11,700	253,539
Impax Laboratories, Inc.*	5,800	248,008
Catalent, Inc.*	9,800	245,294
Radius Health, Inc.*	3,800	233,852
Agios Pharmaceuticals, Inc.*	3,500	227,220
Pacira Pharmaceuticals, Inc.*	2,900	222,691
Owens & Minor, Inc.	6,000	215,880
Insys Therapeutics, Inc.*	7,300	208,999
Sarepta Therapeutics, Inc.*	5,000	192,900
Lannett Company, Inc.*	4,200	168,504
Amicus Therapeutics, Inc.*	16,900	163,930
Clovis Oncology, Inc.*	4,655	162,925
Relypsa, Inc.*	5,500	155,870
Depomed, Inc.*	8,000	145,040
Total Pharmaceuticals		31,732,097
Biotechnology - 20.5%
Gilead Sciences, Inc.	16,857	1,705,761
Amgen, Inc.	9,770	1,585,965
Celgene Corp.*	11,943	1,430,294
Biogen, Inc.*	3,838	1,175,771
Regeneron Pharmaceuticals, Inc.*	1,874	1,017,338
Alexion Pharmaceuticals, Inc.*	5,034	960,236
Vertex Pharmaceuticals, Inc.*	6,505	818,524
Illumina, Inc.*	4,014	770,467
Incyte Corp.*	5,627	610,248
BioMarin Pharmaceutical, Inc.*	5,532	579,532
Alnylam Pharmaceuticals, Inc.*	4,445	418,452
Medivation, Inc.*	8,396	405,863
Ionis Pharmaceuticals, Inc.*	6,271	388,363
United Therapeutics Corp.*	2,356	368,973
Seattle Genetics, Inc.*	8,033	360,521
Juno Therapeutics, Inc.*	6,800	298,996
Ultragenyx Pharmaceutical, Inc.*	2,600	291,668
Charles River Laboratories International, Inc.*	3,385	272,120
Intrexon Corp.*	8,400	253,260
Myriad Genetics, Inc.*	5,700	246,012
Kite Pharma, Inc.*	3,900	240,318
Intercept Pharmaceuticals, Inc.*	1,600	238,960
Puma Biotechnology, Inc.*	2,936	230,182
Medicines Co.*	6,100	227,774
Bluebird Bio, Inc.*	3,400	218,348
Novavax, Inc.*	23,500	197,165
Ligand Pharmaceuticals, Inc. — Class B*	1,800	195,156
Acorda Therapeutics, Inc.*	4,500	192,510
Achillion Pharmaceuticals, Inc.*	16,600	179,114
Celldex Therapeutics, Inc.*	11,200	175,616
ZIOPHARM Oncology, Inc.*	18,390	152,821
ARIAD Pharmaceuticals, Inc.*	24,195	151,219
AMAG Pharmaceuticals, Inc.*	4,900	147,931
Exact Sciences Corp.*	14,100	130,143
PDL BioPharma, Inc.	28,441	100,681
Total Biotechnology		16,736,302
Healthcare-Products - 20.0%
IDEXX Laboratories, Inc.*	18,254	1,331,082
Thermo Fisher Scientific, Inc.	7,679	1,089,266
Medtronic plc	14,104	1,084,879
Stryker Corp.	9,080	843,894
Becton Dickinson and Co.	5,234	806,507
Boston Scientific Corp.*	38,477	709,516
Intuitive Surgical, Inc.*	1,218	665,223
Zimmer Biomet Holdings, Inc.	6,451	661,808
Baxter International, Inc.	17,097	652,251
St. Jude Medical, Inc.	9,738	601,516
Edwards Lifesciences Corp.*	7,368	581,925
CR Bard, Inc.	2,818	533,842
Henry Schein, Inc.*	3,290	520,445
STERIS plc	6,800	512,312
Hologic, Inc.*	12,210	472,405
Wright Medical Group N.V.*	18,924	457,582
DENTSPLY International, Inc.	6,883	418,830
Varian Medical Systems, Inc.*	5,037	406,990
ResMed, Inc.	7,262	389,897
Cooper Companies, Inc.	2,670	358,314
Sirona Dental Systems, Inc.*	3,222	353,035

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Healthcare-Products - 20.0% (continued)
Align Technology, Inc.*	5,054	$332,806
Teleflex, Inc.	2,480	325,996
Patterson Companies, Inc.	6,727	304,128
West Pharmaceutical Services, Inc.	4,900	295,078
ABIOMED, Inc.*	3,100	279,868
Alere, Inc.*	6,700	261,903
Bio-Techne Corp.	2,900	261,000
Hill-Rom Holdings, Inc.	5,100	245,106
LivaNova plc*	3,900	231,543
Cepheid*	6,257	228,568
HeartWare International, Inc.*	2,800	141,120
Total Healthcare-Products		16,358,635
Healthcare-Services - 15.2%
UnitedHealth Group, Inc.	12,655	1,488,735
Cigna Corp.	6,080	889,687
Aetna, Inc.	8,037	868,960
Anthem, Inc.	6,184	862,297
HCA Holdings, Inc.*	11,474	775,987
Humana, Inc.	4,142	739,388
DaVita HealthCare Partners, Inc.*	7,931	552,870
Laboratory Corporation of America Holdings*	4,062	502,226
Universal Health Services, Inc. — Class B	4,176	498,990
Quest Diagnostics, Inc.	6,444	458,426
ICON plc*	5,800	450,660
Centene Corp.*	6,020	396,176
MEDNAX, Inc.*	5,106	365,896
Envision Healthcare Holdings, Inc.*	12,800	332,416
Health Net, Inc.*	4,796	328,334
Amsurg Corp. — Class A*	3,700	281,200
Brookdale Senior Living, Inc. — Class A*	14,231	262,704
Tenet Healthcare Corp.*	8,600	260,580
Molina Healthcare, Inc.*	4,326	260,122
LifePoint Health, Inc.*	3,541	259,909
WellCare Health Plans, Inc.*	3,300	258,093
Community Health Systems, Inc.*	9,685	256,943
HealthSouth Corp.	7,300	254,113
Acadia Healthcare Company, Inc.*	3,900	243,594
Chemed Corp.	1,500	224,700
Adeptus Health, Inc. — Class A*	2,900	158,108
Kindred Healthcare, Inc.	11,500	136,965
Total Healthcare-Services		12,368,079
Software - 2.3%
Cerner Corp.*	10,810	650,437
IMS Health Holdings, Inc.*	16,300	415,161
athenahealth, Inc.*	2,180	350,915
Allscripts Healthcare Solutions, Inc.*	15,900	244,542
Medidata Solutions, Inc.*	4,800	236,592
Total Software		1,897,647
Electronics - 2.2%
Agilent Technologies, Inc.	12,883	538,638
Waters Corp.*	3,497	470,626
Mettler-Toledo International, Inc.*	1,350	457,826
PerkinElmer, Inc.	6,552	350,991
Total Electronics		1,818,081
Commercial Services - 0.7%
PAREXEL International Corp.*	4,100	279,292
Team Health Holdings, Inc.*	5,938	260,619
Total Commercial Services		539,911
Total Common Stocks
(Cost $45,012,696)		81,450,752

	Face Amount
REPURCHASE AGREEMENT††,1 - 1.0%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	$825,882	825,882
Total Repurchase Agreement
(Cost $825,882)		825,882
Total Investments - 100.7%
(Cost $45,838,578)		$82,276,634
Other Assets & Liabilities, net - (0.7)%		(543,871)
Total Net Assets - 100.0%		$81,732,763

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$81,450,752	$—	$—	$81,450,752
Repurchase Agreement	—	825,882	—	825,882
Total	$81,450,752	$825,882	$—	$82,276,634

For the period ended December 31, 2015, there were no transfers between levels.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
EXCHANGE-TRADED FUNDS† - 20.1%
iShares iBoxx $ High Yield Corporate Bond ETF	65,693	$5,309,309
SPDR Barclays High Yield Bond ETF	152,944	5,201,625
Total Exchange-Traded Funds
(Cost $10,477,125)		10,510,934

MUTUAL FUNDS†,1 - 53.4%
Guggenheim Strategy Fund II	564,662	14,003,614
Guggenheim Strategy Fund I	557,195	13,857,434
Total Mutual Funds
(Cost $27,858,284)		27,861,048

	Face Amount
REPURCHASE AGREEMENTS††,2 - 20.3%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	$4,959,750	4,959,750
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	2,972,981	2,972,981
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	2,676,502	2,676,502
Total Repurchase Agreements
(Cost $10,609,233)		10,609,233
Total Investments - 93.8%
(Cost $48,944,642)		$48,981,215
Other Assets & Liabilities, net - 6.2%		3,251,343
Total Net Assets - 100.0%		$52,232,558

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $34,312,891)	290	$21,753

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††,3
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY.25 Index	Barclays Bank plc	5.00%	12/20/20	$9,600,000	$(9,705,839)	$13,383	$92,457
CDX.NA.HY.25 Index	Goldman Sachs International	5.00%	12/20/20	31,400,000	(31,746,182)	279,023	67,158

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuers — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Credit Default Swaps — See Note 2.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Exchange-Traded Funds	$10,510,934	$—	$—	$—	$—	$10,510,934
Credit Default Swaps Agreements	—	—	—	159,615	—	159,615
Futures Contracts	—	21,753	—	—	—	21,753
Mutual Funds	27,861,048	—	—	—	—	27,861,048
Repurchase Agreements	—	—	10,609,233	—	—	10,609,233
Total	$38,371,982	$21,753	$10,609,233	$159,615	$—	$49,162,583

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.2%
Internet - 52.8%
Alphabet, Inc. — Class A*	5,362	$4,171,690
Amazon.com, Inc.*	4,716	3,187,497
Facebook, Inc. — Class A*	29,195	3,055,549
Priceline Group, Inc.*	1,070	1,364,196
Alibaba Group Holding Ltd. ADR*	14,920	1,212,548
Netflix, Inc.*	10,525	1,203,849
eBay, Inc.*	37,199	1,022,229
Yahoo!, Inc.*	30,078	1,000,394
LinkedIn Corp. — Class A*	4,296	966,943
Baidu, Inc. ADR*	4,425	836,502
Expedia, Inc.	6,717	834,944
JD.com, Inc. ADR*	23,690	764,358
Twitter, Inc.*	31,765	735,042
TripAdvisor, Inc.*	8,296	707,234
Symantec Corp.	33,172	696,612
Ctrip.com International Ltd. ADR*	14,912	690,873
VeriSign, Inc.*	6,783	592,563
Vipshop Holdings Ltd. ADR*	37,379	570,777
Qihoo 360 Technology Company Ltd. ADR*	7,189	523,431
SouFun Holdings Ltd. ADR	64,882	479,478
Youku Tudou, Inc. ADR*	17,516	475,209
MercadoLibre, Inc.	4,143	473,711
SINA Corp.*	9,495	469,053
Bitauto Holdings Ltd. ADR*	16,526	467,355
Liberty Ventures*	10,347	466,753
58.com, Inc. ADR*	6,950	458,422
F5 Networks, Inc.*	4,722	457,845
Sohu.com, Inc.*	7,890	451,229
IAC/InterActiveCorp	7,490	449,775
Autohome, Inc. ADR*	12,850	448,722
YY, Inc. ADR*	7,008	437,790
j2 Global, Inc.	4,550	374,556
Zillow Group, Inc. — Class C*	15,846	372,064
Zillow Group, Inc. — Class A*	14,047	365,784
Wayfair, Inc. — Class A*	7,590	361,436
WebMD Health Corp. — Class A*	5,925	286,178
Yelp, Inc. — Class A*	9,824	282,931
GrubHub, Inc.*	10,834	262,183
Pandora Media, Inc.*	19,226	257,821
Yandex N.V. — Class A*	16,120	253,406
Groupon, Inc. — Class A*	80,385	246,782
Stamps.com, Inc.*	2,200	241,142
comScore, Inc.*	5,680	233,732
Cogent Communications Holdings, Inc.	6,595	228,781
Shutterstock, Inc.*	6,848	221,464
Shutterfly, Inc.*	4,921	219,280
Total Internet		33,880,113
Telecommunications - 14.5%
Cisco Systems, Inc.	78,068	2,119,936
Palo Alto Networks, Inc.*	3,824	673,559
Motorola Solutions, Inc.	9,061	620,225
Juniper Networks, Inc.	20,634	569,498
Nokia Oyj ADR	68,804	483,004
Telefonaktiebolaget LM Ericsson ADR	49,224	473,043
Arista Networks, Inc.*	5,401	420,414
CommScope Holding Company, Inc.*	15,321	396,661
ARRIS Group, Inc.*	12,759	390,043
ViaSat, Inc.*	5,055	308,406
Ciena Corp.*	14,683	303,792
Infinera Corp.*	16,316	295,646
Ubiquiti Networks, Inc.*	9,214	291,992
InterDigital, Inc.	4,911	240,835
LogMeIn, Inc.*	3,370	226,127
Polycom, Inc.*	17,711	222,981
Finisar Corp.*	15,171	220,586
Plantronics, Inc.	4,650	220,503
Viavi Solutions, Inc.*	35,525	216,347
Gogo, Inc.*	11,847	210,877
NETGEAR, Inc.*	4,881	204,563
Ruckus Wireless, Inc.*	16,956	181,599
Total Telecommunications		9,290,637
Software - 10.6%
Salesforce.com, Inc.*	16,760	1,313,984
Intuit, Inc.	9,422	909,223
Red Hat, Inc.*	8,673	718,211
NetEase, Inc. ADR	3,443	624,009
Check Point Software Technologies Ltd.*	7,560	615,233
Akamai Technologies, Inc.*	10,316	542,931
Veeva Systems, Inc. — Class A*	12,470	359,760
Rackspace Hosting, Inc.*	13,337	337,693
Allscripts Healthcare Solutions, Inc.*	20,256	311,537
Citrix Systems, Inc.*	4,000	302,600
Demandware, Inc.*	5,280	284,962
Cornerstone OnDemand, Inc.*	7,080	244,472
NetSuite, Inc.*	2,800	236,936
Total Software		6,801,551
Diversified Financial Services - 5.0%
Charles Schwab Corp.	36,413	1,199,081
TD Ameritrade Holding Corp.	22,690	787,570
E*TRADE Financial Corp.*	18,160	538,262
LendingClub Corp.*	32,060	354,263
BGC Partners, Inc. — Class A	29,400	288,414
Total Diversified Financial Services		3,167,590
Semiconductors - 4.2%
QUALCOMM, Inc.	31,784	1,588,723
Broadcom Corp. — Class A	18,739	1,083,489
Total Semiconductors		2,672,212
Commercial Services - 3.9%
PayPal Holdings, Inc.*	33,554	1,214,655
CoStar Group, Inc.*	2,194	453,478
Cimpress N.V.*	5,484	444,972
Live Nation Entertainment, Inc.*	16,576	407,272
Total Commercial Services		2,520,377
Media - 2.0%
Time Warner, Inc.	20,142	1,302,583
Computers – 1.9%
BlackBerry Ltd.*	59,987	556,679

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Computers – 1.9% (continued)
Brocade Communications Systems, Inc.	38,539	$353,788
NetScout Systems, Inc.*	10,419	319,863
Total Computers		1,230,330
Retail - 1.4%
Liberty Interactive Corporation QVC Group — Class A*	16,798	458,921
Jumei International Holding Ltd. ADR*	47,540	430,712
Total Retail		889,633
REITS - 1.2%
Equinix, Inc.	2,611	789,566
Aerospace & Defense - 0.9%
Harris Corp.	6,894	599,089
Leisure Time - 0.8%
Qunar Cayman Islands Ltd. ADR*	9,884	521,283
Total Common Stocks
(Cost $54,106,825)		63,664,964

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.7%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	$461,378	461,378
Total Repurchase Agreement
(Cost $461,378)		461,378
Total Investments - 99.9%
(Cost $54,568,203)		$64,126,342
Other Assets & Liabilities, net - 0.1%		47,155
Total Net Assets - 100.0%		$64,173,497

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's net assets at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$63,664,964	$—	$—	$63,664,964
Repurchase Agreement	—	461,378	—	461,378
Total	$63,664,964	$461,378	$—	$64,126,342

For the period ended December 31, 2015, there were no transfers between levels.

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 33.4%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	$5,660,923	$5,660,923
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	3,393,280	3,393,280
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	3,054,886	3,054,886
Total Repurchase Agreements
(Cost $12,109,089)		12,109,089
Total Investments - 33.4%
(Cost $12,109,089)		$12,109,089
Other Assets & Liabilities, net - 66.6%		24,110,539
Total Net Assets - 100.0%		$36,219,628

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2016 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $1,220,935)	31	$9,625

Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2016 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 01/27/16[2] (Notional Value $71,257,010)	38,324	$572,963

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$572,963	$—	$572,963
Futures Contracts	—	9,625	—	—	—	9,625
Repurchase Agreements	—	—	12,109,089	—	—	12,109,089
Total	$—	$9,625	$12,109,089	$572,963	$—	$12,691,677

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
MUTUAL FUNDS† - 23.9%
Guggenheim Strategy Fund I1	1,636,611	$40,702,528
Total Mutual Funds
(Cost $40,703,304)		40,702,528

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 51.1%

Federal Home Loan Bank[2]
0.34% due 04/15/16	$25,000,000	24,975,199
0.35% due 05/06/16	25,000,000	24,964,125
0.16% due 01/08/16	15,000,000	14,999,745
0.46% due 03/16/16	5,000,000	4,997,000
Total Federal Home Loan Bank		69,936,069
Farmer Mac[2]
0.17% due 01/04/16	15,000,000	14,999,788
0.36% due 04/29/16	2,160,000	2,157,564
Total Farmer Mac		17,157,352
Total Federal Agency Discount Notes
(Cost $87,095,900)		87,093,421

FEDERAL AGENCY NOTES†† - 30.5%
Federal Farm Credit Bank[2]
0.31% due 12/08/17[3]	14,000,000	13,967,016
0.32% due 12/15/16[3]	12,000,000	11,990,112
0.52% due 12/28/16[3]	10,000,000	9,992,750
0.23% due 08/01/17[3]	6,000,000	5,985,624
0.52% due 07/20/16[3]	4,000,000	3,999,456
Total Federal Farm Credit Bank		45,934,958
Fannie Mae[4]
0.28% due 09/08/17[3]	6,000,000	5,989,182
Total Federal Agency Notes
(Cost $51,985,724)		51,924,140

REPURCHASE AGREEMENTS†† - 82.4%
Individual Repurchase Agreements[5]
Barclays Capital issued 12/31/15 at 0.15% due 01/04/16 (secured by U.S. Treasury Bond, at a rate of 3.00% and maturing 11/15/45 as collateral, with a value of $141,806,520) to be repurchased at $139,028,317	139,026,000	139,026,000
Joint Repurchase Agreements[6]
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	621,050	621,050
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	372,271	372,271
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	335,147	335,147
Total Repurchase Agreements
(Cost $140,354,468)		140,354,468
Total Investments - 187.9%
(Cost $320,139,396)		$320,074,557

U.S. Government Securities Sold Short†† - (81.5)%
U.S. Treasury Bonds
3.00% due 11/15/45	139,200,000	(138,852,000)
Total U.S. Government Securities Sold Short
(Proceeds $139,174,515)		(138,852,000)
Other Assets & Liabilities, net - (6.4)%		(10,844,420)
Total Net Assets - 100.0%		$170,378,137

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
March 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $38,855,469)	245	$411,280

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at December 31, 2015.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	All or portion of this security is pledged as short collateral at December 31, 2015.
[6]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Federal Agency Discount Notes	$—	$—	$87,093,421	$—	$87,093,421
Federal Agency Notes	—	—	51,924,140	—	51,924,140
Futures Contracts	—	411,280	—	—	411,280
Mutual Funds	40,702,528	—	—	—	40,702,528
Repurchase Agreements	—	—	140,354,468	—	140,354,468
Total	$40,702,528	$411,280	$279,372,029	$—	$320,485,837

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
U.S. Government Securities	$—	$—	$138,852,000	$—	$138,852,000
Total	$—	$—	$138,852,000	$—	$138,852,000

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
MUTUAL FUNDS†,1 - 68.4%
Guggenheim Strategy Fund I	1,397,745	$34,761,919
Guggenheim Strategy Fund II	1,384,999	34,347,966
Total Mutual Funds
(Cost $69,136,232)		69,109,885

	Face Amount
REPURCHASE AGREEMENTS††,2 - 28.4%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	$13,394,784	13,394,784
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	8,029,123	8,029,123
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	7,228,421	7,228,421
Total Repurchase Agreements
(Cost $28,652,328)		28,652,328
Total Investments - 96.8%
(Cost $97,788,560)		$97,762,213
Other Assets & Liabilities, net - 3.2%		3,267,214
Total Net Assets - 100.0%		$101,029,427

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
March 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $84,125,742)	711	$304,627

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION PURCHASED††,3
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Received	Unrealized Appreciation
CDX.NA.HY.25 Index	Barclays Bank plc	5.00%	12/20/20	$61,650,000	$62,329,685	$(1,605,881)	$926,196
CDX.NA.HY.25 Index	Goldman Sachs International	5.00%	12/20/20	39,000,000	39,429,971	(845,784)	415,813

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuers — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Credit Default Swaps — See Note 2.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Credit Default Swaps Agreements	$—	$—	$—	$1,342,009	$—	$1,342,009
Futures Contracts	—	304,627	—	—	—	304,627
Mutual Funds	69,109,885	—	—	—	—	69,109,885
Repurchase Agreements	—	—	28,652,328	—	—	28,652,328
Total	$69,109,885	$304,627	$28,652,328	$1,342,009	$—	$99,408,849

* Other financial instruments includes futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
MUTUAL FUNDS† - 28.0%
Guggenheim Strategy Fund I1	45,380	$1,128,607
Total Mutual Funds
(Cost $1,128,524)		1,128,607

	Face Amount
REPURCHASE AGREEMENTS††,2 - 51.5%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	$971,212	971,212
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	582,166	582,166
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	524,109	524,109
Total Repurchase Agreements
(Cost $2,077,487)		2,077,487
Total Investments - 79.5%
(Cost $3,206,011)		$3,206,094
Other Assets & Liabilities, net - 20.5%		826,273
Total Net Assets - 100.0%		$4,032,367

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc January 2016 S&P MidCap 400 Index Swap, Terminating 01/29/16[3] (Notional Value $3,281,433)	2,346	$28,368
Goldman Sachs International January 2016 S&P MidCap 400 Index Swap, Terminating 01/27/16[3] (Notional Value $593,316)	424	10,356
Credit Suisse Capital, LLC January 2016 S&P MidCap 400 Index Swap, Terminating 01/27/16[3] (Notional Value $154,188)	110	(288)
(Total Notional Value $4,028,937)		$38,436

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$38,724	$—	$38,724
Mutual Funds	1,128,607	—	—	—	1,128,607
Repurchase Agreements	—	2,077,487	—	—	2,077,487
Total	$1,128,607	$2,077,487	$38,724	$—	$3,244,818

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$288	$—	$288

* Other financial instruments includes swaps which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
MUTUAL FUNDS† - 31.7%
Guggenheim Strategy Fund I1	146,885	$3,653,036
Total Mutual Funds
(Cost $3,651,565)		3,653,036

	Face Amount
FEDERAL AGENCY NOTES†† - 30.4%
Federal Farm Credit Bank[2]
0.23% due 08/01/17[3]	$2,000,000	1,995,208
0.31% due 12/08/17[3]	1,500,000	1,496,466
Total Federal Farm Credit Bank		3,491,674
Total Federal Agency Notes
(Cost $3,498,689)		3,491,674

REPURCHASE AGREEMENTS††,4 - 34.0%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	1,826,141	1,826,141
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	1,094,628	1,094,628
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	985,467	985,467
Total Repurchase Agreements
(Cost $3,906,236)		3,906,236
Total Investments - 96.1%
(Cost $11,056,490)		$11,050,946
Other Assets & Liabilities, net - 3.9%		446,152
Total Net Assets - 100.0%		$11,497,098

	Contracts	Unrealized Gain(Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $917,250)	10	$1,573

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2016 NASDAQ-100 Index Swap, Terminating 01/27/16[5] (Notional Value $6,541,605)	1,424	$39,861
Barclays Bank plc January 2016 NASDAQ-100 Index Swap, Terminating 01/29/16[5] (Notional Value $1,998,970)	435	25,693
Credit Suisse Capital, LLC January 2016 NASDAQ-100 Index Swap, Terminating 01/27/16[5] (Notional Value $2,016,004)	439	(1,729)
(Total Notional Value $10,556,579)		$63,825

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at December 31, 2015.
[4]	Repurchase Agreements — See Note 4.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$65,554	$—	$65,554
Federal Agency Notes	—	—	3,491,674	—	—	3,491,674
Futures Contracts	—	1,573	—	—	—	1,573
Mutual Funds	3,653,036	—	—	—	—	3,653,036
Repurchase Agreements	—	—	3,906,236	—	—	3,906,236
Total	$3,653,036	$1,573	$7,397,910	$65,554	$—	$11,118,073

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$1,729	$—	$1,729

* Other financial instruments includes futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
MUTUAL FUNDS† - 33.2%
Guggenheim Strategy Fund I1	1,155,290	$28,732,066
Total Mutual Funds
(Cost $28,723,119)		28,732,066

	Face Amount
FEDERAL AGENCY NOTES†† - 4.0%
Fannie Mae[2]
0.28% due 09/08/17[3]	$2,000,000	1,996,394
Federal Farm Credit Bank[4]
0.31% due 12/08/17[3]	1,500,000	1,496,466
Total Federal Agency Notes
(Cost $3,498,348)		3,492,860

REPURCHASE AGREEMENTS††,5 - 52.1%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	21,110,692	21,110,692
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	12,654,206	12,654,206
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	11,392,269	11,392,269
Total Repurchase Agreements
(Cost $45,157,167)		45,157,167
Total Investments - 89.3%
(Cost $77,378,634)		$77,382,093
Other Assets & Liabilities, net - 10.7%		9,240,637
Total Net Assets - 100.0%		$86,622,730

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc January 2016 Russell 2000 Index Swap, Terminating 01/29/16[6] (Notional Value $53,964,729)	47,509	$645,272
Goldman Sachs International January 2016 Russell 2000 Index Swap, Terminating 01/27/16[6] (Notional Value $31,457,197)	27,694	318,169
Credit Suisse Capital, LLC January 2016 Russell 2000 Index Swap, Terminating 01/27/16[6] (Notional Value $1,151,462)	1,014	658
(Total Notional Value $86,573,388)		$964,099

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer— See Note 5.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Variable rate security. Rate indicated is rate effective at December 31, 2015.
[4]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[5]	Repurchase Agreements — See Note 4.
[6]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$964,099	$—	$964,099
Federal Agency Notes	—	3,492,860	—	—	3,492,860
Mutual Funds	28,732,066	—	—	—	28,732,066
Repurchase Agreements	—	45,157,167	—	—	45,157,167
Total	$28,732,066	$48,650,027	$964,099	$—	$78,346,192

* Other financial instruments includes swaps which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
MUTUAL FUNDS† - 32.5%
Guggenheim Strategy Fund I1	1,637,300	$40,719,648
Total Mutual Funds
(Cost $40,738,957)		40,719,648

	Face Amount
FEDERAL AGENCY NOTES†† - 33.6%
Federal Farm Credit Bank[2]
0.32% due 12/15/16[3]	$12,000,000	11,990,112
0.52% due 12/28/16[3]	10,000,000	9,992,750
0.31% due 12/08/17[3]	8,000,000	7,981,152
0.23% due 08/01/17[3]	5,000,000	4,988,020
Total Federal Farm Credit Bank		34,952,034
Fannie Mae[4]
0.28% due 09/08/17[3]	7,000,000	6,987,379
Total Federal Agency Notes
(Cost $41,990,798)		41,939,413

FEDERAL AGENCY DISCOUNT NOTES†† - 14.5%
Federal Home Loan Bank[2]
0.35% due 05/06/16	10,000,000	9,985,650
0.34% due 04/15/16	5,000,000	4,995,040
0.40% due 07/15/16	3,200,000	3,190,051
Total Federal Home Loan Bank		18,170,741
Total Federal Agency Discount Notes
(Cost $18,175,625)		18,170,741

REPURCHASE AGREEMENTS††,5 - 4.7%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	2,774,010	2,774,010
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	1,662,801	1,662,801
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	1,496,979	1,496,979
Total Repurchase Agreements
(Cost $5,933,790)		5,933,790
Total Investments - 85.3%
(Cost $106,839,170)		$106,763,592
Other Assets & Liabilities, net - 14.7%		18,376,267
Total Net Assets - 100.0%		$125,139,859

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2016 S&P 500 Index Swap, Terminating 01/27/16[6] (Notional Value $115,807,240)	56,659	$675,355
Barclays Bank plc January 2016 S&P 500 Index Swap, Terminating 01/29/16[6] (Notional Value $8,179,784)	4,002	78,008
Credit Suisse Capital, LLC January 2016 S&P 500 Index Swap, Terminating 01/27/16[6] (Notional Value $1,105,128)	541	(3,019)
(Total Notional Value $125,092,152)		$750,344

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer— See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at December 31, 2015.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Repurchase Agreements — See Note 4.
[6]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$753,363	$—	$753,363
Federal Agency Discount Notes	—	18,170,741	—	—	18,170,741
Federal Agency Notes	—	41,939,413	—	—	41,939,413
Mutual Funds	40,719,648	—	—	—	40,719,648
Repurchase Agreements	—	5,933,790	—	—	5,933,790
Total	$40,719,648	$66,043,944	$753,363	$—	$107,516,955

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$3,019	$—	$3,019

* Other financial instruments includes swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
MUTUAL FUNDS†, [1] - 32.5%
Guggenheim Strategy Fund I	41,442	$1,030,655
Total Mutual Funds
(Cost $1,030,381)		1,030,655

	Face Amount
REPURCHASE AGREEMENTS††,2 - 57.6%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	$853,918	853,918
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	511,857	511,857
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	460,812	460,812
Total Repurchase Agreements
(Cost $1,826,587)		1,826,587
Total Investments - 90.1%
(Cost $2,856,968)		$2,857,242
Other Assets & Liabilities, net - 9.9%		315,092
Total Net Assets - 100.0%		$3,172,334

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
March 2016 Japanese Yen Futures Contracts (Aggregate Value of Contracts $6,457,300)	62	$141,670

EQUITY FUTURES CONTRACTS PURCHASED†
March 2016 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $6,383,500)	68	(115,575)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Futures Contracts	$—	$141,670	$—	$—	$—	$141,670
Mutual Funds	1,030,655	—	—	—	—	1,030,655
Repurchase Agreements	—	—	1,826,587	—	—	1,826,587
Total	$1,030,655	$141,670	$1,826,587	$—	$—	$2,998,912

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Futures Contracts	$—	$115,575	$—	$—	$—	$115,575

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 100.1%
Media - 33.8%
Walt Disney Co.	17,211	$1,808,532
Comcast Corp. — Class A	29,635	1,672,303
Time Warner Cable, Inc.	5,628	1,044,501
Twenty-First Century Fox, Inc. — Class A	38,409	1,043,188
Time Warner, Inc.	15,842	1,024,502
Thomson Reuters Corp.	20,788	786,826
DISH Network Corp. — Class A*	12,736	728,244
CBS Corp. — Class B	14,465	681,735
Charter Communications, Inc. — Class A*	3,530	646,343
Viacom, Inc. — Class B	14,532	598,137
Discovery Communications, Inc. — Class A*	22,413	597,978
Liberty Global plc*	13,909	567,070
Liberty Media Corp. — Class A*	13,120	514,960
Cablevision Systems Corp. — Class A	13,146	419,357
News Corp. — Class A	29,934	399,918
Grupo Televisa SAB ADR	14,490	394,273
Scripps Networks Interactive, Inc. — Class A	6,914	381,722
TEGNA, Inc.	13,079	333,776
AMC Networks, Inc. — Class A*	4,410	329,339
Starz — Class A*	7,907	264,885
Sinclair Broadcast Group, Inc. — Class A	7,660	249,256
Tribune Media Co. — Class A	7,250	245,123
Media General, Inc.*	12,950	209,143
Meredith Corp.	4,770	206,303
Gannett Company, Inc.	11,909	193,998
Nexstar Broadcasting Group, Inc. — Class A	3,280	192,536
Time, Inc.	12,015	188,275
MSG Networks, Inc. — Class A*	8,520	177,216
Total Media		15,899,439
Retail - 19.4%
McDonald's Corp.	12,609	1,489,626
Starbucks Corp.	22,718	1,363,762
Yum! Brands, Inc.	11,041	806,545
Chipotle Mexican Grill, Inc. — Class A*	1,099	527,355
Darden Restaurants, Inc.	6,729	428,234
Domino's Pizza, Inc.	3,254	362,008
Restaurant Brands International, Inc.	9,111	340,387
Panera Bread Co. — Class A*	1,658	322,945
Dunkin' Brands Group, Inc.	6,600	281,094
Cracker Barrel Old Country Store, Inc.	2,050	260,002
Buffalo Wild Wings, Inc.*	1,617	258,154
Brinker International, Inc.	5,274	252,888
Wendy's Co.	23,183	249,681
Jack in the Box, Inc.	3,220	247,006
Vista Outdoor, Inc.*	5,538	246,496
Texas Roadhouse, Inc. — Class A	6,484	231,933
Cheesecake Factory, Inc.	4,740	218,561
Papa John's International, Inc.	3,890	217,334
Bloomin' Brands, Inc.	12,041	203,372
Sonic Corp.	5,800	187,398
DineEquity, Inc.	2,170	183,734
Shake Shack, Inc. — Class A*	4,560	180,576
Red Robin Gourmet Burgers, Inc.*	2,200	135,828
Zoe's Kitchen, Inc.*	4,070	113,879
Total Retail		9,108,798
Lodging - 10.4%
Las Vegas Sands Corp.	19,437	852,118
Marriott International, Inc. — Class A	8,973	601,550
MGM Resorts International*	22,890	520,061
Starwood Hotels & Resorts Worldwide, Inc.	7,126	493,689
Hilton Worldwide Holdings, Inc.	22,810	488,134
Wyndham Worldwide Corp.	5,881	427,255
Wynn Resorts Ltd.	5,731	396,528
Melco Crown Entertainment Ltd. ADR	22,663	380,738
Hyatt Hotels Corp. — Class A*	7,620	358,292
Boyd Gaming Corp.*	10,260	203,866
La Quinta Holdings, Inc.*	13,600	185,096
Total Lodging		4,907,327
Agriculture - 9.1%
Philip Morris International, Inc.	18,703	1,644,181
Altria Group, Inc.	26,059	1,516,894
Reynolds American, Inc.	25,276	1,166,487
Total Agriculture		4,327,562
Beverages - 7.3%
Constellation Brands, Inc. — Class A	5,431	773,591
Brown-Forman Corp. — Class B	6,493	644,625
Molson Coors Brewing Co. — Class B	6,404	601,463
Anheuser-Busch InBev S.A. ADR	3,813	476,625
Ambev S.A. ADR	82,986	370,118
Diageo plc ADR	2,840	309,759
Boston Beer Company, Inc. — Class A*	1,150	232,197
Total Beverages		3,408,378
Leisure Time - 7.0%
Carnival Corp.	17,930	976,827
Royal Caribbean Cruises Ltd.	6,872	695,515
Norwegian Cruise Line Holdings Ltd.*	9,250	542,050
Harley-Davidson, Inc.	9,331	423,534
Polaris Industries, Inc.	4,240	364,428
Brunswick Corp.	6,225	314,425
Total Leisure Time		3,316,779
Entertainment - 5.7%
Six Flags Entertainment Corp.	5,970	327,991
Lions Gate Entertainment Corp.	9,677	313,438
Vail Resorts, Inc.	2,440	312,296
Madison Square Garden Co. — Class A*	1,773	286,871
Cinemark Holdings, Inc.	8,426	281,681

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Entertainment - 5.7% (continued)
Regal Entertainment Group — Class A	13,070	$246,631
DreamWorks Animation SKG, Inc. — Class A*	8,175	210,670
Pinnacle Entertainment, Inc.*	6,266	194,998
Marriott Vacations Worldwide Corp.	3,400	193,630
SeaWorld Entertainment, Inc.	9,750	191,978
Penn National Gaming, Inc.*	10,130	162,283
Total Entertainment		2,722,467
Software - 3.5%
Activision Blizzard, Inc.	19,433	752,252
Electronic Arts, Inc.*	9,377	644,387
Take-Two Interactive Software, Inc.*	6,901	240,431
Total Software		1,637,070
Toys, Games & Hobbies - 1.8%
Mattel, Inc.	16,179	439,584
Hasbro, Inc.	6,342	427,197
Total Toys, Games & Hobbies		866,781
Commercial Services - 1.5%
Aramark	12,356	398,481
Live Nation Entertainment, Inc.*	12,852	315,774
Total Commercial Services		714,255
Electronics - 0.6%
IMAX Corp.*	7,540	267,972
Total Common Stocks
(Cost $41,959,581)		47,176,828

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.4%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	$165,514	165,514
Total Repurchase Agreement
(Cost $165,514)		165,514
Total Investments - 100.5%
(Cost $42,125,095)		$47,342,342
Other Assets & Liabilities, net - (0.5)%		(243,151)
Total Net Assets - 100.0%		$47,099,191

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$47,176,828	$—	$—	$47,176,828
Repurchase Agreement	—	165,514	—	165,514
Total	$47,176,828	$165,514	$—	$47,342,342

For the period ended December 31, 2015, there were no transfers between levels.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.3%
Financial - 15.8%
White Mountains Insurance Group Ltd.[1]	400	$290,724
Taubman Centers, Inc.[1]	3,700	283,864
Assured Guaranty Ltd.[1]	10,300	272,229
Loews Corp.[1]	7,000	268,800
Old Republic International Corp.[1]	14,180	264,173
TFS Financial Corp.[1]	14,006	263,733
MasterCard, Inc. — Class A1	2,700	262,872
People's United Financial, Inc.[1]	15,933	257,318
American Financial Group, Inc.[1]	3,569	257,254
Popular, Inc.[1]	9,073	257,129
M&T Bank Corp.[1]	2,100	254,478
Citigroup, Inc.[1]	4,900	253,575
Chimera Investment Corp.[1]	18,513	252,517
MetLife, Inc.[1]	5,200	250,692
Rayonier, Inc.[1]	11,200	248,640
Bank of Hawaii Corp.[1]	3,951	248,518
TCF Financial Corp.[1]	17,500	247,100
CIT Group, Inc.	6,200	246,140
CME Group, Inc. — Class A1	2,700	244,620
Comerica, Inc.[1]	5,804	242,781
Macerich Co.[1]	3,000	242,070
CNA Financial Corp.[1]	6,800	239,020
Fifth Third Bancorp[1]	11,685	234,869
CBOE Holdings, Inc.[1]	3,606	234,029
Cullen/Frost Bankers, Inc.[1]	3,900	234,000
Allied World Assurance Company Holdings AG1	6,000	223,140
Intercontinental Exchange, Inc.[1]	800	205,008
Nasdaq, Inc.[1]	3,034	176,488
Lazard Ltd. — Class A1	3,900	175,539
American National Insurance Co.[1]	1,660	169,768
Associated Banc-Corp.[1]	8,846	165,863
SunTrust Banks, Inc.[1]	3,700	158,508
Visa, Inc. — Class A1	1,900	147,345
Genworth Financial, Inc. — Class A*,1	39,501	147,339
MFA Financial, Inc.[1]	21,830	144,078
Prudential Financial, Inc.[1]	1,400	113,974
Validus Holdings Ltd.[1]	1,900	87,951
Two Harbors Investment Corp.[1]	9,200	74,520
Total Financial		8,340,666
Consumer, Non-cyclical – 14.9%
Quintiles Transnational Holdings, Inc.*,1	4,000	274,640
Dr Pepper Snapple Group, Inc.[1]	2,924	272,517
Altria Group, Inc.[1]	4,635	269,803
PepsiCo, Inc.[1]	2,700	269,784
Reynolds American, Inc.[1]	5,844	269,701
Molson Coors Brewing Co. — Class B1	2,856	268,236
Philip Morris International, Inc.[1]	3,042	267,422
Constellation Brands, Inc. — Class A1	1,869	266,220
Booz Allen Hamilton Holding Corp.[1]	8,619	265,896
Coca-Cola Co.[1]	6,185	265,708
Abbott Laboratories[1]	5,900	264,969
Pilgrim's Pride Corp.	11,876	262,341
Danaher Corp.[1]	2,800	260,064
Moody's Corp.[1]	2,590	259,880
WEX, Inc.*,1	2,900	256,360
Coca-Cola Enterprises, Inc.[1]	5,200	256,048
Monster Beverage Corp.*,1	1,715	255,466
ManpowerGroup, Inc.[1]	3,000	252,870
Bunge Ltd.[1]	3,700	252,636
Sabre Corp.[1]	8,957	250,527
Robert Half International, Inc.[1]	5,300	249,842
Brown-Forman Corp. — Class B1	2,500	248,200
Global Payments, Inc.[1]	3,800	245,138
Cooper Companies, Inc.[1]	1,800	241,560
H&R Block, Inc.[1]	7,159	238,466
Kimberly-Clark Corp.[1]	1,872	238,306
Hill-Rom Holdings, Inc.[1]	4,862	233,668
Alere, Inc.*,1	4,578	178,954
Medivation, Inc.*,1	3,592	173,637
ResMed, Inc.[1]	3,164	169,875
Graham Holdings Co. — Class B1	349	169,255
Archer-Daniels-Midland Co.[1]	4,605	168,911
Clorox Co.[1]	500	63,415
Total Consumer, Non-cyclical		7,880,315
Technology - 13.8%
Zynga, Inc. — Class A*,1	101,792	272,803
VeriFone Systems, Inc.*,1	9,600	268,992
Xerox Corp.[1]	25,300	268,939
Intel Corp.[1]	7,700	265,264
CA, Inc.[1]	9,284	265,151
Jack Henry & Associates, Inc.[1]	3,392	264,780
Genpact Ltd.*,1	10,530	263,039
Applied Materials, Inc.[1]	13,999	261,362
Dun & Bradstreet Corp.[1]	2,514	261,280
Black Knight Financial Services, Inc. — Class A*,1	7,833	258,959
Solera Holdings, Inc.[1]	4,700	257,701
Leidos Holdings, Inc.[1]	4,577	257,502
Cree, Inc.*,1	9,653	257,446
QUALCOMM, Inc.[1]	5,086	254,223
Marvell Technology Group Ltd.[1]	28,800	254,016
Linear Technology Corp.[1]	5,876	249,553
Nuance Communications, Inc.*,1	12,400	246,636
Synopsys, Inc.*,1	5,400	246,294
DST Systems, Inc.[1]	2,156	245,913
Skyworks Solutions, Inc.[1]	3,100	238,173
Amdocs Ltd.[1]	4,281	233,614
Qorvo, Inc.*,1	4,520	230,068
PTC, Inc.*,1	6,500	225,095
HP, Inc.[1]	18,800	222,592
Cypress Semiconductor Corp.*,1	22,400	219,744
Brocade Communications Systems, Inc.[1]	23,100	212,058
Pitney Bowes, Inc.[1]	10,068	207,904
Intuit, Inc.[1]	1,700	164,050
Fortinet, Inc.*,1	4,200	130,914
Computer Sciences Corp.[1]	3,970	129,740
Teradyne, Inc.[1]	4,099	84,726
NetSuite, Inc.*,1	400	33,848

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.3% (continued)
Technology - 13.8% (continued)
CSRA, Inc.[1]	993	$29,790
Accenture plc — Class A1	100	10,450
Total Technology		7,292,619
Industrial - 13.4%
Orbital ATK, Inc.[1]	3,088	275,881
Roper Technologies, Inc.[1]	1,433	271,969
BWX Technologies, Inc.[1]	8,482	269,473
Triumph Group, Inc.[1]	6,748	268,233
Textron, Inc.[1]	6,373	267,730
Fortune Brands Home & Security, Inc.[1]	4,800	266,399
AO Smith Corp.[1]	3,474	266,142
Owens Corning[1]	5,625	264,544
Allegion plc[1]	4,000	263,680
Garmin Ltd.[1]	7,065	262,606
Carlisle Companies, Inc.[1]	2,946	261,281
L-3 Communications Holdings, Inc.[1]	2,166	258,859
Hexcel Corp.[1]	5,560	258,262
Spirit AeroSystems Holdings, Inc. — Class A*,1	5,129	256,809
B/E Aerospace, Inc.[1]	6,004	254,389
3M Co.[1]	1,687	254,130
Huntington Ingalls Industries, Inc.	2,000	253,700
Masco Corp.[1]	8,899	251,842
General Dynamics Corp.[1]	1,820	249,995
Lennox International, Inc.[1]	1,992	248,801
Joy Global, Inc.[1]	19,600	247,156
Armstrong World Industries, Inc.*,1	5,400	246,942
USG Corp.*,1	9,700	235,613
SBA Communications Corp. — Class A*,1	2,230	234,306
Trinity Industries, Inc.[1]	9,600	230,592
Energizer Holdings, Inc.[1]	6,300	214,578
Honeywell International, Inc.[1]	1,995	206,622
WestRock Co.[1]	2,300	104,926
Harris Corp.[1]	800	69,520
ITT Corp.[1]	1,700	61,744
Oshkosh Corp.[1]	1,100	42,944
Gentex Corp.[1]	102	1,633
Total Industrial		7,121,301
Consumer, Cyclical - 9.2%
Mattel, Inc.[1]	10,496	285,176
Sally Beauty Holdings, Inc.*,1	9,900	276,111
Liberty Interactive Corporation QVC Group — Class A*,1	9,900	270,468
Delta Air Lines, Inc.[1]	5,300	268,658
Alaska Air Group, Inc.[1]	3,300	265,683
Six Flags Entertainment Corp.[1]	4,790	263,163
Lear Corp.[1]	2,100	257,943
Vista Outdoor, Inc.*,1	5,683	252,951
Brunswick Corp.[1]	4,953	250,176
Goodyear Tire & Rubber Co.[1]	7,600	248,292
Choice Hotels International, Inc.[1]	4,917	247,866
Wynn Resorts Ltd.[1]	3,500	242,165
Visteon Corp.*,1	2,100	240,450
Copa Holdings S.A. — Class A1	4,900	236,474
Johnson Controls, Inc.[1]	5,960	235,360
Spirit Airlines, Inc.*,1	5,000	199,250
Southwest Airlines Co.[1]	4,574	196,956
Ascena Retail Group, Inc.*,1	15,590	153,563
Madison Square Garden Co. — Class A*,1	848	137,206
Nu Skin Enterprises, Inc. — Class A	2,700	102,303
American Airlines Group, Inc.[1]	2,400	101,640
Tupperware Brands Corp.[1]	893	49,695
Regal Entertainment Group — Class A1	1,341	25,305
Hyatt Hotels Corp. — Class A*,1	327	15,376
CST Brands, Inc.[1]	322	12,603
JetBlue Airways Corp.*,1	289	6,546
PulteGroup, Inc.[1]	300	5,346
Total Consumer, Cyclical		4,846,725
Communications - 8.7%
Symantec Corp.[1]	13,347	280,287
Liberty Ventures*,1	6,077	274,132
T-Mobile US, Inc.*,1	6,932	271,180
TripAdvisor, Inc.*,1	3,159	269,305
Amazon.com, Inc.*,1	394	266,300
Groupon, Inc. — Class A*,1	86,383	265,196
Splunk, Inc.*,1	4,500	264,645
United States Cellular Corp.*,1	6,400	261,184
MSG Networks, Inc. — Class A*,1	12,441	258,773
Arista Networks, Inc.*	3,209	249,789
Telephone & Data Systems, Inc.[1]	9,400	243,366
Netflix, Inc.*,1	2,071	236,881
Priceline Group, Inc.*,1	183	233,316
John Wiley & Sons, Inc. — Class A1	4,999	225,105
Sprint Corp.*,1	58,839	212,997
EchoStar Corp. — Class A*,1	4,933	192,930
IAC/InterActiveCorp[1]	3,200	192,160
Discovery Communications, Inc. — Class A*,1	6,000	160,080
Zillow Group, Inc. — Class A*,1	5,017	130,643
Zillow Group, Inc. — Class C*	4,200	98,616
Gannett Company, Inc.[1]	1,488	24,240
Total Communications		4,611,125
Energy - 3.7%
First Solar, Inc.*,1	4,416	291,412
Chevron Corp.[1]	2,700	242,892
PBF Energy, Inc. — Class A1	5,200	191,413
Marathon Oil Corp.[1]	13,467	169,550
Murphy Oil Corp.[1]	7,400	166,130
Seadrill Ltd.*	44,200	149,838
Valero Energy Corp.[1]	2,100	148,491
Frank's International N.V.[1]	7,517	125,458
Murphy USA, Inc.*,1	2,061	125,185
ConocoPhillips[1]	2,200	102,718
Noble Corporation plc[1]	7,800	82,290
Denbury Resources, Inc.[1]	37,329	75,405
RPC, Inc.[1]	4,800	57,360
SM Energy Co.[1]	2,800	55,048
Total Energy		1,983,190

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.3% (continued)
Utilities - 3.0%
American Water Works Company, Inc.[1]	4,600	$274,849
SCANA Corp.[1]	4,500	272,206
Aqua America, Inc.[1]	8,981	267,634
Ameren Corp.[1]	6,100	263,703
Questar Corp.[1]	12,812	249,578
Public Service Enterprise Group, Inc.[1]	6,300	243,747
Total Utilities		1,571,717
Basic Materials - 0.8%
Mosaic Co.[1]	8,500	234,515
LyondellBasell Industries N.V. — Class A1	1,400	121,660
Domtar Corp.[1]	1,914	70,722
Total Basic Materials		426,897
Total Common Stocks
(Cost $45,089,757)		44,074,555

MUTUAL FUNDS† - 5.8%
Guggenheim Strategy Fund I2	122,616	3,049,457
Guggenheim Strategy Fund II2	567	14,056
Total Mutual Funds
(Cost $3,075,653)		3,063,513

	Face Amount
REPURCHASE AGREEMENTS††,3 - 4.8%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	$1,197,130	1,197,130
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	717,585	717,585
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	646,025	646,025
Total Repurchase Agreements
(Cost $2,560,740)		2,560,740
Total Investments - 93.9%
(Cost $50,726,150)		$49,698,808

	Shares
COMMON STOCKS SOLD SHORT† - (40.7)%
Technology - (1.5)%
Akamai Technologies, Inc.*	1,846	(97,155)
Cerner Corp.*	1,639	(98,619)
NetApp, Inc.	3,804	(100,920)
Apple, Inc.	1,074	(113,049)
NCR Corp.*	4,792	(117,212)
Lexmark International, Inc. — Class A	3,792	(123,050)
IPG Photonics Corp.*	1,395	(124,378)
Total Technology		(774,383)
Utilities - (1.5)%
NextEra Energy, Inc.	1,058	(109,916)
Xcel Energy, Inc.	3,655	(131,251)
AES Corp.	13,880	(132,832)
ITC Holdings Corp.	3,423	(134,353)
Calpine Corp.*	9,689	(140,200)
NRG Energy, Inc.	12,041	(141,722)
Total Utilities		(790,274)
Communications - (3.2)%
DISH Network Corp. — Class A*	394	(22,529)
CommScope Holding Company, Inc.*	1,810	(46,861)
Alphabet, Inc. — Class C*	88	(66,781)
Alphabet, Inc. — Class A*	89	(69,243)
Viacom, Inc. — Class B	2,555	(105,164)
CenturyLink, Inc.	4,607	(115,912)
LinkedIn Corp. — Class A*	529	(119,067)
Frontier Communications Corp.	25,825	(120,603)
CDW Corp.	2,951	(124,060)
Cisco Systems, Inc.	4,586	(124,533)
eBay, Inc.*	4,538	(124,704)
Zayo Group Holdings, Inc.*	4,940	(131,355)
Facebook, Inc. — Class A*	1,265	(132,395)
AT&T, Inc.	3,903	(134,302)
Verizon Communications, Inc.	2,963	(136,950)
Level 3 Communications, Inc.*	2,557	(138,999)
Total Communications		(1,713,458)
Financial - (3.6)%
General Growth Properties, Inc.	1,718	(46,747)
Realty Income Corp.	932	(48,119)
Ameriprise Financial, Inc.	645	(68,641)
Iron Mountain, Inc.	4,094	(110,579)
Navient Corp.	9,670	(110,722)
OneMain Holdings, Inc.*	2,718	(112,905)
Capital One Financial Corp.	1,628	(117,509)
Ally Financial, Inc.*	6,479	(120,769)
Federal Realty Investment Trust	856	(125,062)
Discover Financial Services	2,338	(125,364)
Simon Property Group, Inc.	647	(125,803)
TD Ameritrade Holding Corp.	3,632	(126,067)
American Express Co.	1,877	(130,545)
Air Lease Corp. — Class A	3,925	(131,409)
Charles Schwab Corp.	4,005	(131,884)
Public Storage	548	(135,740)
Equinix, Inc.	450	(136,080)
Total Financial		(1,903,945)
Basic Materials - (4.6)%
WR Grace & Co.*	70	(6,971)
Eastman Chemical Co.	628	(42,396)
PPG Industries, Inc.	1,060	(104,749)
Allegheny Technologies, Inc.	10,333	(116,246)
Freeport-McMoRan, Inc.	17,201	(116,451)
Praxair, Inc.	1,161	(118,886)
Compass Minerals International, Inc.	1,585	(119,303)
Air Products & Chemicals, Inc.	945	(122,954)
FMC Corp.	3,150	(123,260)
Tahoe Resources, Inc.	14,359	(124,493)
Ecolab, Inc.	1,092	(124,903)
Newmont Mining Corp.	7,049	(126,812)
Sherwin-Williams Co.	490	(127,204)
Nucor Corp.	3,230	(130,169)
Reliance Steel & Aluminum Co.	2,258	(130,761)
Royal Gold, Inc.	3,595	(131,109)
Valspar Corp.	1,588	(131,725)
International Flavors & Fragrances, Inc.	1,109	(132,681)
Monsanto Co.	1,368	(134,775)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (40.7)% (continued)
Basic Materials - (4.6)% (continued)
Steel Dynamics, Inc.	7,803	$(139,439)
Alcoa, Inc.	14,691	(145,000)
Total Basic Materials		(2,450,287)
Consumer, Non-cyclical - (4.7)%
Estee Lauder Companies, Inc. — Class A	421	(37,073)
Bluebird Bio, Inc.*	850	(54,587)
SEI Investments Co.	1,431	(74,984)
IDEXX Laboratories, Inc.*	1,340	(97,713)
Avis Budget Group, Inc.*	2,830	(102,701)
Quanta Services, Inc.*	5,186	(105,017)
UnitedHealth Group, Inc.	930	(109,405)
Incyte Corp.*	1,100	(119,295)
Mead Johnson Nutrition Co. — Class A	1,565	(123,557)
AbbVie, Inc.	2,108	(124,878)
Hertz Global Holdings, Inc.*	8,927	(127,031)
United Rentals, Inc.*	1,752	(127,090)
DaVita HealthCare Partners, Inc.*	1,840	(128,266)
Johnson & Johnson	1,291	(132,612)
McKesson Corp.	690	(136,089)
Express Scripts Holding Co.*	1,560	(136,360)
AmerisourceBergen Corp. — Class A	1,340	(138,971)
Thermo Fisher Scientific, Inc.	980	(139,013)
Ionis Pharmaceuticals, Inc.*	2,277	(141,015)
Celgene Corp.*	1,240	(148,502)
Jarden Corp.*	2,610	(149,083)
Total Consumer, Non-cyclical		(2,453,242)
Energy - (5.1)%
California Resources Corp.	1,268	(2,954)
Rice Energy, Inc.*	1,073	(11,696)
WPX Energy, Inc.*	2,277	(13,070)
Whiting Petroleum Corp.*	2,330	(21,995)
Kinder Morgan, Inc.	1,477	(22,037)
Newfield Exploration Co.*	962	(31,323)
FMC Technologies, Inc.*	1,446	(41,948)
Southwestern Energy Co.*	8,147	(57,925)
CONSOL Energy, Inc.	8,333	(65,831)
EOG Resources, Inc.	996	(70,507)
Apache Corp.	1,754	(78,000)
Gulfport Energy Corp.*	3,296	(80,983)
Range Resources Corp.	3,430	(84,412)
Phillips 66	1,077	(88,099)
Nabors Industries Ltd.	10,366	(88,215)
Continental Resources, Inc.*	3,854	(88,565)
Anadarko Petroleum Corp.	1,844	(89,582)
Devon Energy Corp.	2,905	(92,960)
Cobalt International Energy, Inc.*	17,492	(94,457)
Energen Corp.	2,346	(96,163)
Cabot Oil & Gas Corp. — Class A	5,492	(97,153)
Equities Corp.	1,869	(97,431)
Weatherford International plc*	11,665	(97,869)
Kosmos Energy Ltd.*	18,870	(98,124)
QEP Resources, Inc.	7,453	(99,870)
Cheniere Energy, Inc.*	2,782	(103,630)
Hess Corp.	2,186	(105,977)
Diamondback Energy, Inc.*	1,724	(115,336)
Concho Resources, Inc.*	1,247	(115,796)
Occidental Petroleum Corp.	1,715	(115,951)
ONEOK, Inc.	4,934	(121,672)
Spectra Energy Corp.	5,356	(128,223)
TerraForm Power, Inc. — Class A	14,870	(187,065)
Total Energy		(2,704,819)
Consumer, Cyclical - (7.0)%
Harman International Industries, Inc.	560	(52,758)
Harley-Davidson, Inc.	1,502	(68,176)
World Fuel Services Corp.	1,835	(70,574)
Ralph Lauren Corp. — Class A	730	(81,380)
Allison Transmission Holdings, Inc.	3,160	(81,812)
Ford Motor Co.	6,628	(93,389)
Toro Co.	1,348	(98,498)
Advance Auto Parts, Inc.	664	(99,939)
Cabela's, Inc.*	2,390	(111,685)
WESCO International, Inc.*	2,594	(113,306)
WABCO Holdings, Inc.*	1,120	(114,531)
MSC Industrial Direct Company, Inc. — Class A	2,040	(114,791)
Nordstrom, Inc.	2,318	(115,460)
PVH Corp.	1,590	(117,104)
Macy's, Inc.	3,385	(118,407)
Watsco, Inc.	1,051	(123,104)
Kate Spade & Co.*	6,976	(123,964)
Under Armour, Inc. — Class A*	1,566	(126,235)
HD Supply Holdings, Inc.*	4,209	(126,396)
NIKE, Inc. — Class B	2,044	(127,750)
Hanesbrands, Inc.	4,376	(128,786)
VF Corp.	2,070	(128,857)
Target Corp.	1,800	(130,698)
Newell Rubbermaid, Inc.	2,989	(131,755)
WW Grainger, Inc.	663	(134,317)
Tesla Motors, Inc.*	567	(136,085)
Carter's, Inc.	1,530	(136,216)
Fastenal Co.	3,352	(136,829)
Dollar Tree, Inc.*	1,780	(137,452)
Dollar General Corp.	1,943	(139,643)
lululemon athletica, Inc.*	2,690	(141,144)
Coach, Inc.	4,420	(144,667)
Total Consumer, Cyclical		(3,705,708)
Industrial - (9.5)%
Eaton Corporation plc	463	(24,095)
Teekay Corp.	4,019	(39,668)
Golar LNG Ltd.	2,935	(46,344)
Flowserve Corp.	1,482	(62,363)
Silgan Holdings, Inc.	1,260	(67,687)
Donaldson Company, Inc.	2,424	(69,472)
Jabil Circuit, Inc.	3,015	(70,219)
Xylem, Inc.	2,415	(88,147)
Cummins, Inc.	1,033	(90,914)
Jacobs Engineering Group, Inc.*	2,219	(93,087)
Wabtec Corp.	1,370	(97,434)
Stanley Black & Decker, Inc.	970	(103,528)
Regal Beloit Corp.	1,860	(108,847)
Genesee & Wyoming, Inc. — Class A*	2,046	(109,850)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (40.7)% (continued)
Industrial - (9.5)% (continued)
Zebra Technologies Corp. — Class A*	1,586	$(110,465)
Kirby Corp.*	2,102	(110,606)
KBR, Inc.	6,753	(114,261)
Parker-Hannifin Corp.	1,181	(114,533)
Caterpillar, Inc.	1,698	(115,396)
Manitowoc Company, Inc.	7,596	(116,599)
Crane Co.	2,448	(117,112)
Pentair plc	2,366	(117,188)
GATX Corp.	2,789	(118,672)
Kansas City Southern	1,601	(119,547)
Middleby Corp.*	1,109	(119,628)
Ingersoll-Rand plc	2,175	(120,256)
Ryder System, Inc.	2,122	(120,593)
Deere & Co.	1,586	(120,964)
Owens-Illinois, Inc.*	6,990	(121,766)
Amphenol Corp. — Class A	2,332	(121,800)
Dover Corp.	2,016	(123,601)
United Parcel Service, Inc. — Class B	1,290	(124,137)
Old Dominion Freight Line, Inc.*	2,110	(124,638)
Covanta Holding Corp.	8,100	(125,469)
AECOM*	4,181	(125,555)
J.B. Hunt Transport Services, Inc.	1,714	(125,739)
CSX Corp.	4,870	(126,377)
AMETEK, Inc.	2,365	(126,740)
AMERCO	327	(127,366)
Landstar System, Inc.	2,196	(128,795)
Union Pacific Corp.	1,665	(130,202)
Lockheed Martin Corp.	603	(130,941)
Illinois Tool Works, Inc.	1,413	(130,957)
Snap-on, Inc.	780	(133,715)
Acuity Brands, Inc.	586	(137,007)
Ball Corp.	1,940	(141,096)
Total Industrial		(5,013,376)
Total Common Stock Sold Short
(Proceeds $24,531,967)		(21,509,492)
Total Securities Sold Short- (40.7)%
(Proceeds $24,531,967)		$(21,509,492)
Other Assets & Liabilities, net - 46.8%		24,754,244
Total Net Assets - 100.0%		$52,943,560

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at December 31, 2015.
[2]	Affiliated issuer— See Note 5.
[3]	Repurchase Agreements —See Note 4.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$44,074,555	$—	$—	$44,074,555
Mutual Funds	3,063,513	—	—	3,063,513
Repurchase Agreements	—	2,560,740	—	2,560,740
Total	$47,138,068	$2,560,740	$—	$49,698,808

Investments in Securities (Liabilities)	Level 1	Level 2	Level 3	Total
Common Stocks	$21,509,492	$—	$—	$21,509,492

For the period ended December 31, 2015, there were no transfers between levels.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 33.9%
Financial - 8.8%
Extra Space Storage, Inc.	728	$64,216
Federal Realty Investment Trust	409	59,754
UDR, Inc.	1,545	58,046
New York Community Bancorp, Inc.	2,859	46,659
Everest Re Group Ltd.	254	46,506
Signature Bank*	297	45,550
Alleghany Corp.*	92	43,969
Raymond James Financial, Inc.	751	43,535
Duke Realty Corp.	2,036	42,797
Arthur J Gallagher & Co.	1,042	42,659
Jones Lang LaSalle, Inc.	266	42,523
Mid-America Apartment Communities, Inc.	444	40,320
Camden Property Trust	512	39,301
Alexandria Real Estate Equities, Inc.	427	38,584
Regency Centers Corp.	555	37,807
SVB Financial Group*	304	36,145
East West Bancorp, Inc.	848	35,242
Kilroy Realty Corp.	543	34,361
Omega Healthcare Investors, Inc.	970	33,930
Reinsurance Group of America, Inc. — Class A	388	33,193
National Retail Properties, Inc.	803	32,160
WR Berkley Corp.	582	31,865
CBOE Holdings, Inc.	486	31,541
American Financial Group, Inc.	422	30,418
RenaissanceRe Holdings Ltd.	259	29,316
Lamar Advertising Co. — Class A	483	28,970
PacWest Bancorp	666	28,705
StanCorp Financial Group, Inc.	250	28,469
BioMed Realty Trust, Inc.	1,191	28,215
American Campus Communities, Inc.	662	27,367
Taubman Centers, Inc.	355	27,236
Liberty Property Trust	871	27,045
Old Republic International Corp.	1,434	26,715
Douglas Emmett, Inc.	822	25,630
Synovus Financial Corp.	770	24,933
MarketAxess Holdings, Inc.	220	24,550
Highwoods Properties, Inc.	562	24,503
Bank of the Ozarks, Inc.	480	23,741
Hospitality Properties Trust	894	23,378
Weingarten Realty Investors	672	23,238
Endurance Specialty Holdings Ltd.	361	23,100
First American Financial Corp.	641	23,012
Sovran Self Storage, Inc.	213	22,857
First Niagara Financial Group, Inc.	2,092	22,698
Eaton Vance Corp.	693	22,475
Brown & Brown, Inc.	690	22,149
Commerce Bancshares, Inc.	494	21,032
CNO Financial Group, Inc.	1,096	20,923
Senior Housing Properties Trust	1,400	20,776
Hanover Insurance Group, Inc.	255	20,742
Umpqua Holdings Corp.	1,298	20,638
First Horizon National Corp.	1,411	20,488
Webster Financial Corp.	541	20,120
Cullen/Frost Bankers, Inc.	323	19,380
Post Properties, Inc.	319	18,872
Prosperity Bancshares, Inc.	388	18,570
Corrections Corporation of America	691	18,305
Tanger Factory Outlet Centers, Inc.	559	18,279
FirstMerit Corp.	977	18,221
CoreLogic, Inc.*	520	17,607
Stifel Financial Corp.*	410	17,368
Aspen Insurance Holdings Ltd.	358	17,291
LaSalle Hotel Properties	666	16,757
Associated Banc-Corp.	886	16,613
SLM Corp.*	2,512	16,378
Rayonier, Inc.	730	16,206
Bank of Hawaii Corp.	255	16,040
Federated Investors, Inc. — Class B	559	16,015
Care Capital Properties, Inc.	494	15,102
TCF Financial Corp.	1,000	14,120
Waddell & Reed Financial, Inc. — Class A	489	14,015
Cathay General Bancorp	444	13,911
Primerica, Inc.	285	13,461
Fulton Financial Corp.	1,026	13,348
Communications Sales & Leasing, Inc.	710	13,270
Washington Federal, Inc.	549	13,083
Valley National Bancorp	1,317	12,972
Urban Edge Properties	544	12,757
Mack-Cali Realty Corp.	527	12,305
Corporate Office Properties Trust	557	12,159
Janus Capital Group, Inc.	861	12,131
BancorpSouth, Inc.	499	11,971
Equity One, Inc.	435	11,810
WP GLIMCHER, Inc.	1,093	11,597
Hancock Holding Co.	456	11,478
Genworth Financial, Inc. — Class A*	2,933	10,940
WisdomTree Investments, Inc.	677	10,615
Kemper Corp.	284	10,579
Mercury General Corp.	215	10,013
Alexander & Baldwin, Inc.	271	9,569
Trustmark Corp.	398	9,170
International Bancshares Corp.	329	8,455
Potlatch Corp.	240	7,258
Total Financial		2,252,093
Consumer, Non-cyclical - 6.0%
Jarden Corp.*	1,221	69,744
Hologic, Inc.*	1,451	56,138
Towers Watson & Co. — Class A	409	52,540
Global Payments, Inc.	766	49,415
Centene Corp.*	703	46,264
Gartner, Inc.*	489	44,352
ResMed, Inc.	823	44,187
SEI Investments Co.	815	42,706

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 33.9% (continued)
Consumer, Non-cyclical - 6.0% (continued)
United Therapeutics Corp.*	269	$42,128
Ingredion, Inc.	422	40,444
WhiteWave Foods Co. — Class A*	1,039	40,428
MEDNAX, Inc.*	554	39,700
IDEXX Laboratories, Inc.*	536	39,085
Cooper Companies, Inc.	287	38,515
STERIS plc	506	38,122
ManpowerGroup, Inc.	434	36,582
Sirona Dental Systems, Inc.*	330	36,158
Graham Holdings Co. — Class B	73	35,403
Teleflex, Inc.	245	32,205
Health Net, Inc.*	456	31,218
Service Corporation International	1,159	30,157
Align Technology, Inc.*	426	28,052
Edgewell Personal Care Co.	354	27,743
VCA, Inc.*	475	26,125
West Pharmaceutical Services, Inc.	425	25,594
Hain Celestial Group, Inc.*	607	24,517
Amsurg Corp. — Class A*	318	24,168
Flowers Foods, Inc.	1,101	23,660
Post Holdings, Inc.*	366	22,582
Charles River Laboratories International, Inc.*	275	22,107
PAREXEL International Corp.*	314	21,390
Live Nation Entertainment, Inc.*	859	21,106
WellCare Health Plans, Inc.*	260	20,335
WEX, Inc.*	228	20,155
TreeHouse Foods, Inc.*	254	19,929
Bio-Techne Corp.	219	19,710
LifePoint Health, Inc.*	257	18,864
Community Health Systems, Inc.*	697	18,491
RR Donnelley & Sons Co.	1,230	18,105
Akorn, Inc.*	472	17,611
Bio-Rad Laboratories, Inc. — Class A*	123	17,055
Hill-Rom Holdings, Inc.	334	16,052
Deluxe Corp.	290	15,817
LivaNova plc*	251	14,902
Catalent, Inc.*	580	14,517
Molina Healthcare, Inc.*	241	14,491
Rollins, Inc.	554	14,349
Owens & Minor, Inc.	371	13,349
Lancaster Colony Corp.	115	13,278
CEB, Inc.	195	11,971
United Natural Foods, Inc.*	296	11,651
Boston Beer Company, Inc. — Class A*	56	11,307
SUPERVALU, Inc.*	1,568	10,631
Avon Products, Inc.	2,567	10,396
Dean Foods Co.	539	9,244
Halyard Health, Inc.*	275	9,188
Sotheby's	351	9,042
FTI Consulting, Inc.*	247	8,561
Aaron's, Inc.	381	8,531
DeVry Education Group, Inc.	337	8,529
Rent-A-Center, Inc.	313	4,686
Tootsie Roll Industries, Inc.	104	3,285
Total Consumer, Non-cyclical		1,556,567
Industrial - 5.7%
Acuity Brands, Inc.	258	60,320
Mettler-Toledo International, Inc.*	161	54,600
Fortune Brands Home & Security, Inc.	942	52,281
Waste Connections, Inc.	721	40,607
Wabtec Corp.	569	40,467
Packaging Corporation of America	572	36,064
Huntington Ingalls Industries, Inc.	277	35,138
IDEX Corp.	451	34,552
Carlisle Companies, Inc.	383	33,968
AO Smith Corp.	442	33,862
Avnet, Inc.	778	33,329
Hubbell, Inc.	321	32,434
Trimble Navigation Ltd.*	1,477	31,681
Orbital ATK, Inc.	347	31,001
Arrow Electronics, Inc.*	551	29,853
Lennox International, Inc.	236	29,476
Keysight Technologies, Inc.*	1,002	28,387
Gentex Corp.	1,719	27,521
AECOM*	893	26,817
AptarGroup, Inc.	368	26,735
B/E Aerospace, Inc.	616	26,100
Jabil Circuit, Inc.	1,116	25,992
Bemis Company, Inc.	566	25,295
Sonoco Products Co.	595	24,318
Old Dominion Freight Line, Inc.*	409	24,159
Graco, Inc.	330	23,783
Trinity Industries, Inc.	901	21,642
Zebra Technologies Corp. — Class A*	307	21,383
Donaldson Company, Inc.	727	20,836
Nordson Corp.	316	20,271
Lincoln Electric Holdings, Inc.	389	20,185
AGCO Corp.	434	19,699
FEI Co.	241	19,229
ITT Corp.	528	19,177
Teledyne Technologies, Inc.*	209	18,538
Genesee & Wyoming, Inc. — Class A*	335	17,986
Eagle Materials, Inc.	295	17,827
Oshkosh Corp.	441	17,217
National Instruments Corp.	593	17,013
Cognex Corp.	500	16,885
Kirby Corp.*	318	16,733
Woodward, Inc.	335	16,636
Regal Beloit Corp.	263	15,391
Louisiana-Pacific Corp.*	842	15,164
Landstar System, Inc.	255	14,956
CLARCOR, Inc.	294	14,606
Valmont Industries, Inc.	136	14,419
KBR, Inc.	851	14,399
Esterline Technologies Corp.*	174	14,094
Crane Co.	291	13,921
Tech Data Corp.*	207	13,741

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 33.9% (continued)
Industrial - 5.7% (continued)
Clean Harbors, Inc.*	309	$12,870
Silgan Holdings, Inc.	239	12,839
Energizer Holdings, Inc.	368	12,534
Timken Co.	426	12,179
Terex Corp.	640	11,827
Belden, Inc.	247	11,777
Triumph Group, Inc.	291	11,567
GATX Corp.	250	10,638
Granite Construction, Inc.	232	9,955
Vishay Intertechnology, Inc.	799	9,628
KLX, Inc.*	311	9,576
Kennametal, Inc.	469	9,005
MSA Safety, Inc.	187	8,129
Joy Global, Inc.	575	7,251
Knowles Corp.*	521	6,945
Werner Enterprises, Inc.	263	6,152
Greif, Inc. — Class A	152	4,683
Total Industrial		1,468,243
Consumer, Cyclical - 4.4%
Alaska Air Group, Inc.	744	59,899
LKQ Corp.*	1,801	53,364
Foot Locker, Inc.	809	52,657
JetBlue Airways Corp.*	1,858	42,084
NVR, Inc.*	22	36,146
Domino's Pizza, Inc.	322	35,822
Toll Brothers, Inc.*	956	31,835
Polaris Industries, Inc.	359	30,856
Williams-Sonoma, Inc.	492	28,738
Ingram Micro, Inc. — Class A	919	27,919
Casey's General Stores, Inc.	230	27,704
Carter's, Inc.	307	27,332
Panera Bread Co. — Class A*	140	27,269
Brunswick Corp.	537	27,124
Tempur Sealy International, Inc.*	367	25,859
Toro Co.	323	23,602
Dunkin' Brands Group, Inc.	546	23,254
Skechers U.S.A., Inc. — Class A*	766	23,141
Copart, Inc.*	600	22,806
Cinemark Holdings, Inc.	622	20,793
Dick's Sporting Goods, Inc.	531	18,770
Cracker Barrel Old Country Store, Inc.	141	17,883
Buffalo Wild Wings, Inc.*	112	17,881
Watsco, Inc.	152	17,804
CST Brands, Inc.	446	17,456
Scotts Miracle-Gro Co. — Class A	268	17,289
CalAtlantic Group, Inc.	450	17,064
Brinker International, Inc.	351	16,830
Tupperware Brands Corp.	297	16,528
Office Depot, Inc.*	2,912	16,424
American Eagle Outfitters, Inc.	1,056	16,368
Vista Outdoor, Inc.*	367	16,335
Jack in the Box, Inc.	211	16,186
World Fuel Services Corp.	417	16,038
MSC Industrial Direct Company, Inc. — Class A	285	16,037
Thor Industries, Inc.	269	15,104
Wendy's Co.	1,290	13,893
Cabela's, Inc.*	290	13,552
Kate Spade & Co.*	753	13,381
Dana Holding Corp.	901	12,434
Cheesecake Factory, Inc.	267	12,311
J.C. Penney Company, Inc.*	1,801	11,995
Big Lots, Inc.	292	11,254
TRI Pointe Group, Inc.*	859	10,884
DreamWorks Animation SKG, Inc. — Class A*	419	10,798
Abercrombie & Fitch Co. — Class A	396	10,692
Herman Miller, Inc.	353	10,131
Ascena Retail Group, Inc.*	1,017	10,017
HSN, Inc.	189	9,577
HNI Corp.	260	9,376
Deckers Outdoor Corp.*	191	9,015
Chico's FAS, Inc.	822	8,771
Guess?, Inc.	375	7,080
KB Home	537	6,621
MDC Holdings, Inc.	231	5,897
International Speedway Corp. — Class A	157	5,294
Total Consumer, Cyclical		1,121,174
Technology - 3.8%
ANSYS, Inc.*	525	48,563
CDK Global, Inc.	940	44,622
Synopsys, Inc.*	919	41,916
MSCI, Inc. — Class A	545	39,311
Broadridge Financial Solutions, Inc.	699	37,556
Jack Henry & Associates, Inc.	471	36,766
Cadence Design Systems, Inc.*	1,754	36,501
Tyler Technologies, Inc.*	191	33,295
Ultimate Software Group, Inc.*	169	33,041
Manhattan Associates, Inc.*	431	28,519
Fortinet, Inc.*	863	26,900
Computer Sciences Corp.	818	26,732
Teradyne, Inc.	1,212	25,052
PTC, Inc.*	675	23,375
Integrated Device Technology, Inc.*	865	22,793
DST Systems, Inc.	192	21,900
Solera Holdings, Inc.	396	21,713
SolarWinds, Inc.*	368	21,675
MAXIMUS, Inc.	385	21,657
Atmel Corp.	2,478	21,336
Leidos Holdings, Inc.	378	21,266
Cypress Semiconductor Corp.*	1,968	19,306
IPG Photonics Corp.*	215	19,169
VeriFone Systems, Inc.*	678	18,998
ACI Worldwide, Inc.*	854	18,276
NetScout Systems, Inc.*	584	17,929
NCR Corp.*	729	17,832
Fair Isaac Corp.	183	17,235
Synaptics, Inc.*	214	17,193
Allscripts Healthcare Solutions, Inc.*	1,114	17,133
Rackspace Hosting, Inc.*	675	17,091
Cree, Inc.*	608	16,215

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 33.9% (continued)
Technology - 3.8% (continued)
SYNNEX Corp.	170	$15,288
Convergys Corp.	575	14,312
Fairchild Semiconductor International, Inc. — Class A*	669	13,855
Lexmark International, Inc. — Class A	364	11,812
Diebold, Inc.	383	11,524
Science Applications International Corp.	244	11,170
Silicon Laboratories, Inc.*	228	11,067
Mentor Graphics Corp.	589	10,849
Advanced Micro Devices, Inc.*	3,774	10,831
Intersil Corp. — Class A	781	9,966
CommVault Systems, Inc.*	248	9,759
Acxiom Corp.*	459	9,602
3D Systems Corp.*	628	5,457
Total Technology		976,358
Utilities - 1.7%
Alliant Energy Corp.	668	41,717
Atmos Energy Corp.	598	37,699
Westar Energy, Inc.	833	35,327
UGI Corp.	1,017	34,334
Aqua America, Inc.	1,040	30,992
OGE Energy Corp.	1,177	30,943
Great Plains Energy, Inc.	909	24,825
National Fuel Gas Co.	499	21,332
MDU Resources Group, Inc.	1,151	21,086
Vectren Corp.	488	20,701
IDACORP, Inc.	297	20,196
Questar Corp.	1,031	20,084
Cleco Corp.	357	18,639
WGL Holdings, Inc.	294	18,519
Hawaiian Electric Industries, Inc.	634	18,354
ONE Gas, Inc.	308	15,452
PNM Resources, Inc.	470	14,368
Black Hills Corp.	302	14,022
Talen Energy Corp.*	379	2,361
Total Utilities		440,951
Basic Materials - 1.5%
Ashland, Inc.	371	38,102
Albemarle Corp.	662	37,080
Valspar Corp.	431	35,751
RPM International, Inc.	784	34,543
NewMarket Corp.	80	30,458
Steel Dynamics, Inc.	1,428	25,519
Reliance Steel & Aluminum Co.	422	24,438
Olin Corp.	974	16,811
Sensient Technologies Corp.	267	16,773
PolyOne Corp.	509	16,166
Cabot Corp.	369	15,085
Compass Minerals International, Inc.	199	14,979
Royal Gold, Inc.	385	14,041
Domtar Corp.	371	13,708
Minerals Technologies, Inc.	205	9,401
Commercial Metals Co.	686	9,391
Carpenter Technology Corp.	290	8,778
Worthington Industries, Inc.	273	8,228
Allegheny Technologies, Inc.	644	7,245
United States Steel Corp.	862	6,879
Chemours Co.	1,067	5,719
Total Basic Materials		389,095
Energy - 1.1%
HollyFrontier Corp.	1,078	43,001
Oceaneering International, Inc.	577	21,649
Energen Corp.	465	19,060
Gulfport Energy Corp.*	638	15,676
Noble Corporation plc	1,427	15,056
Western Refining, Inc.	409	14,569
Nabors Industries Ltd.	1,672	14,229
Murphy USA, Inc.*	231	14,031
Dril-Quip, Inc.*	226	13,386
Patterson-UTI Energy, Inc.	868	13,089
QEP Resources, Inc.	948	12,703
Rowan Companies plc — Class A	736	12,475
Superior Energy Services, Inc.	889	11,975
NOW, Inc.*	632	9,998
SunEdison, Inc.*	1,867	9,503
Oil States International, Inc.*	300	8,175
WPX Energy, Inc.*	1,380	7,921
SM Energy Co.	401	7,884
California Resources Corp.	1,852	4,315
Denbury Resources, Inc.	2,070	4,181
Atwood Oceanics, Inc.	343	3,509
Total Energy		276,385
Communications - 0.9%
FactSet Research Systems, Inc.	244	39,667
AMC Networks, Inc. — Class A*	359	26,810
ARRIS Group, Inc.*	796	24,333
j2 Global, Inc.	272	22,391
Ciena Corp.*	747	15,455
Telephone & Data Systems, Inc.	557	14,421
John Wiley & Sons, Inc. — Class A	289	13,014
Cable One, Inc.	26	11,275
InterDigital, Inc.	209	10,249
Time, Inc.	647	10,138
Polycom, Inc.*	781	9,833
New York Times Co. — Class A	731	9,810
Meredith Corp.	222	9,602
Plantronics, Inc.	199	9,437
NeuStar, Inc. — Class A*	313	7,503
Total Communications		233,938
Total Common Stocks
(Cost $8,158,052)		8,714,804

MUTUAL FUNDS† - 27.6%
Guggenheim Strategy Fund I1	285,235	7,093,796
Total Mutual Funds
(Cost $7,090,523)		7,093,796

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 31.1%
Federal Home Loan Bank[2]
0.03% due 01/04/16	$8,000,000	$7,999,980
Total Federal Agency Discount Notes
(Cost $7,999,980)		7,999,980

REPURCHASE AGREEMENTS††,3 - 170.9%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	20,545,541	20,545,541
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	12,315,442	12,315,442
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	11,087,288	11,087,288
Total Repurchase Agreements
(Cost $43,948,271)		43,948,271
Total Investments - 263.5%
(Cost $67,196,826)		$67,756,851
Other Assets & Liabilities, net - (163.5)%		(42,045,606)
Total Net Assets - 100.0%		$25,711,245

	Contracts	Unrealized Gain(Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $19,213,740)	138	$234,679

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2016 S&P MidCap 400 Index Swap, Terminating 01/27/16[4] (Notional Value $1,558,159)	1,114	$7,891
Barclays Bank plc January 2016 S&P MidCap 400 Index Swap, Terminating 01/29/16[4] (Notional Value $161,429)	115	(6,931)
Goldman Sachs International January 2016 S&P MidCap 400 Index Swap, Terminating 01/27/16[4] (Notional Value $10,353,026)	7,403	(54,121)
(Total Notional Value $12,072,614)		$(53,161)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 4.
[4]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$8,714,804	$—	$—	$—	$—	$8,714,804
Equity Index Swap Agreements	—	—	—	7,891	—	7,891
Federal Agency Discount Notes	—	—	7,999,980	—	—	7,999,980
Futures Contracts	—	234,679	—	—	—	234,679
Mutual Funds	7,093,796	—	—	—	—	7,093,796
Repurchase Agreements	—	—	43,948,271	—	—	43,948,271
Total	$15,808,600	$234,679	$51,948,251	$7,891	$—	$67,999,421

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$61,052	$—	$61,052

* Other financial instruments includes futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Monthly Rebalance NASDAQ-100 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 71.3%
Communications - 25.1%
Amazon.com, Inc.*	13,968	$9,440,832
Alphabet, Inc. — Class C*	10,295	7,812,669
Facebook, Inc. — Class A*	67,654	7,080,668
Alphabet, Inc. — Class A*	8,681	6,753,905
Cisco Systems, Inc.	151,255	4,107,330
Comcast Corp. — Class A	72,761	4,105,902
Priceline Group, Inc.*	1,483	1,890,751
Baidu, Inc. ADR*	8,256	1,560,714
Netflix, Inc.*	12,735	1,456,629
eBay, Inc.*	35,776	983,124
T-Mobile US, Inc.*	24,316	951,242
Twenty-First Century Fox, Inc. — Class A	34,885	947,476
Yahoo!, Inc.*	28,139	935,903
JD.com, Inc. ADR*	25,978	838,180
Liberty Global plc*	17,592	717,226
Twenty-First Century Fox, Inc. — Class B	23,794	647,911
Sirius XM Holdings, Inc.*	155,308	632,104
Charter Communications, Inc. — Class A*	3,345	612,470
Expedia, Inc.	3,491	433,931
Ctrip.com International Ltd. ADR*	9,304	431,054
Viacom, Inc. — Class B	10,345	425,800
Symantec Corp.	20,129	422,709
DISH Network Corp. — Class A*	6,698	382,992
Vodafone Group plc ADR	11,823	381,410
TripAdvisor, Inc.*	3,915	333,754
Liberty Global plc — Class A*	7,532	319,056
Liberty Media Corp. — Class C*	6,623	252,203
Discovery Communications, Inc. — Class C*	8,178	206,250
Liberty Ventures*	4,016	181,162
Liberty Media Corp. — Class A*	3,042	119,399
Discovery Communications, Inc. — Class A*	4,455	118,859
Total Communications		55,483,615
Technology - 25.1%
Apple, Inc.	166,131	17,486,949
Microsoft Corp.	238,020	13,205,349
Intel Corp.	140,615	4,844,186
QUALCOMM, Inc.	44,788	2,238,728
Texas Instruments, Inc.	30,227	1,656,742
Adobe Systems, Inc.*	14,863	1,396,230
Avago Technologies Ltd.	8,224	1,193,714
Cognizant Technology Solutions Corp. — Class A*	18,119	1,087,502
Activision Blizzard, Inc.	21,787	843,375
Intuit, Inc.	7,867	759,166
Applied Materials, Inc.	35,775	667,920
Electronic Arts, Inc.*	9,261	636,416
NXP Semiconductor N.V.*	7,502	632,044
Fiserv, Inc.*	6,810	622,843
Cerner Corp.*	10,194	613,373
Paychex, Inc.	10,743	568,197
NVIDIA Corp.	16,031	528,382
Analog Devices, Inc.	9,299	514,421
Micron Technology, Inc.*	32,353	458,118
SanDisk Corp.	5,981	454,496
Check Point Software Technologies Ltd.*	5,389	438,557
Skyworks Solutions, Inc.	5,696	437,624
Western Digital Corp.	6,905	414,645
Autodesk, Inc.*	6,740	410,668
Lam Research Corp.	4,720	374,862
CA, Inc.	13,073	373,365
Xilinx, Inc.	7,657	359,649
Citrix Systems, Inc.*	4,584	346,780
Seagate Technology plc	8,910	326,641
KLA-Tencor Corp.	4,647	322,269
Maxim Integrated Products, Inc.	8,469	321,822
Linear Technology Corp.	7,126	302,641
Akamai Technologies, Inc.*	5,302	279,044
NetApp, Inc.	8,787	233,119
Total Technology		55,349,837
Consumer, Non-cyclical - 14.3%
Gilead Sciences, Inc.	42,944	4,345,503
Amgen, Inc.	22,477	3,648,691
Celgene Corp.*	23,411	2,803,701
Kraft Heinz Co.	36,158	2,630,856
Mondelez International, Inc. — Class A	47,353	2,123,309
Biogen, Inc.*	6,642	2,034,777
Express Scripts Holding Co.*	20,151	1,761,399
Regeneron Pharmaceuticals, Inc.*	3,044	1,652,496
PayPal Holdings, Inc.*	36,403	1,317,789
Alexion Pharmaceuticals, Inc.*	6,714	1,280,696
Automatic Data Processing, Inc.	13,743	1,164,307
Vertex Pharmaceuticals, Inc.*	7,322	921,327
Monster Beverage Corp.*	6,041	899,867
Illumina, Inc.*	4,362	837,264
Mylan N.V.*	14,653	792,288
Intuitive Surgical, Inc.*	1,113	607,876
Incyte Corp.*	5,542	601,030
BioMarin Pharmaceutical, Inc.*	4,805	503,372
Endo International plc*	6,748	413,113
Henry Schein, Inc.*	2,471	390,887
Verisk Analytics, Inc. — Class A*	5,049	388,167
Whole Foods Market, Inc.	10,169	340,662
Total Consumer, Non-cyclical		31,459,377
Consumer, Cyclical - 6.5%
Starbucks Corp.	44,243	2,655,907
Walgreens Boots Alliance, Inc.	31,175	2,654,707
Costco Wholesale Corp.	13,034	2,104,991
Tesla Motors, Inc.*	3,902	936,519
American Airlines Group, Inc.	18,782	795,418
O'Reilly Automotive, Inc.*	2,939	744,801
Ross Stores, Inc.	12,160	654,330
Dollar Tree, Inc.*	6,996	540,231
Marriott International, Inc. — Class A	7,662	513,660
PACCAR, Inc.	10,532	499,217
Norwegian Cruise Line Holdings Ltd.*	6,838	400,707
Liberty Interactive Corporation QVC Group — Class A*	13,934	380,677

Monthly Rebalance NASDAQ-100 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 71.3% (continued)
Consumer, Cyclical - 6.5% (continued)
Ulta Salon Cosmetics & Fragrance, Inc.*	1,905	$352,425
Fastenal Co.	8,632	352,358
Tractor Supply Co.	4,003	342,257
Mattel, Inc.	10,112	274,743
Bed Bath & Beyond, Inc.*	4,973	239,947
Total Consumer, Cyclical		14,442,895
Industrial - 0.3%
SBA Communications Corp. — Class A*	3,759	394,958
Stericycle, Inc.*	2,532	305,359
Total Industrial		700,317
Total Common Stocks
(Cost $159,535,596)		157,436,041

MUTUAL FUNDS† - 16.1%
Guggenheim Strategy Fund I1	1,425,209	35,444,948
Total Mutual Funds
(Cost $35,436,822)		35,444,948

	Face Amount
REPURCHASE AGREEMENTS††,2 - 4.5%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	$4,617,812	4,617,812
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	2,768,016	2,768,016
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	2,491,977	2,491,977
Total Repurchase Agreements
(Cost $9,877,805)		9,877,805
Total Investments - 91.9%
(Cost $204,850,223)		$202,758,794
Other Assets & Liabilities, net - 8.1%		17,818,442
Total Net Assets - 100.0%		$220,577,236

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
March 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $23,389,875)	255	$(247,712)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International January 2016 NASDAQ-100 Swap, Terminating 01/27/16[3] (Notional Value $11,652,903)	2,537	$(71,312)
Barclays Bank plc January 2016 NASDAQ-100 Swap, Terminating 01/29/16[3] (Notional Value $248,687,346)	54,142	(3,199,883)
(Total Notional Value $260,340,249)		$(3,271,195)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$157,436,041	$—	$—	$—	$—	$157,436,041
Mutual Funds	35,444,948	—	—	—	—	35,444,948
Repurchase Agreements	—	—	9,877,805	—	—	9,877,805
Total	$192,880,989	$—	$9,877,805	$—	$—	$202,758,794

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$3,271,195	$—	$3,271,195
Futures Contracts	—	247,712	—	—	—	$247,712
Total	$—	$247,712	$—	$3,271,195	$—	$3,518,907

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 61.5%
Communications - 21.7%
Amazon.com, Inc.*	56,128	$37,936,353
Alphabet, Inc. — Class C*	41,369	31,394,107
Facebook, Inc. — Class A*	271,857	28,452,554
Alphabet, Inc. — Class A*	34,882	27,138,545
Cisco Systems, Inc.	607,792	16,504,592
Comcast Corp. — Class A	292,377	16,498,834
Priceline Group, Inc.*	5,961	7,599,977
Baidu, Inc. ADR*	33,174	6,271,213
Netflix, Inc.*	51,174	5,853,282
eBay, Inc.*	143,762	3,950,580
T-Mobile US, Inc.*	97,709	3,822,376
Twenty-First Century Fox, Inc. — Class A	140,182	3,807,343
Yahoo!, Inc.*	113,074	3,760,841
JD.com, Inc. ADR*	104,387	3,368,047
Liberty Global plc*	70,691	2,882,072
Twenty-First Century Fox, Inc. — Class B	95,612	2,603,515
Sirius XM Holdings, Inc.*	624,081	2,540,010
Charter Communications, Inc. — Class A*	13,440	2,460,864
Expedia, Inc.	14,029	1,743,805
Ctrip.com International Ltd. ADR*	37,388	1,732,186
Viacom, Inc. — Class B	41,568	1,710,939
Symantec Corp.	80,885	1,698,585
DISH Network Corp. — Class A*	26,917	1,539,114
Vodafone Group plc ADR	47,507	1,532,576
TripAdvisor, Inc.*	15,732	1,341,153
Liberty Global plc — Class A*	30,264	1,281,983
Liberty Media Corp. — Class C*	26,613	1,013,423
Discovery Communications, Inc. — Class C*	32,860	828,729
Liberty Ventures*	16,138	727,985
Liberty Media Corp. — Class A*	12,223	479,753
Discovery Communications, Inc. — Class A*	17,901	477,599
Total Communications		222,952,935
Technology - 21.6%
Apple, Inc.	667,570	70,268,417
Microsoft Corp.	956,445	53,063,569
Intel Corp.	565,036	19,465,490
QUALCOMM, Inc.	179,975	8,996,050
Texas Instruments, Inc.	121,462	6,657,332
Adobe Systems, Inc.*	59,724	5,610,472
Avago Technologies Ltd.	33,047	4,796,772
Cognizant Technology Solutions Corp. — Class A*	72,808	4,369,936
Activision Blizzard, Inc.	87,549	3,389,022
Intuit, Inc.	31,611	3,050,462
Applied Materials, Inc.	143,758	2,683,962
Electronic Arts, Inc.*	37,215	2,557,415
NXP Semiconductor N.V.*	30,144	2,539,632
Fiserv, Inc.*	27,364	2,502,712
Cerner Corp.*	40,962	2,464,684
Paychex, Inc.	43,170	2,283,261
NVIDIA Corp.	64,418	2,123,217
Analog Devices, Inc.	37,365	2,067,032
Micron Technology, Inc.*	130,004	1,840,857
SanDisk Corp.	24,034	1,826,345
Check Point Software Technologies Ltd.*	21,655	1,762,284
Skyworks Solutions, Inc.	22,888	1,758,485
Western Digital Corp.	27,745	1,666,087
Autodesk, Inc.*	27,084	1,650,228
Lam Research Corp.	18,965	1,506,200
CA, Inc.	52,533	1,500,342
Xilinx, Inc.	30,769	1,445,220
Citrix Systems, Inc.*	18,418	1,393,322
Seagate Technology plc	35,805	1,312,611
KLA-Tencor Corp.	18,672	1,294,903
Maxim Integrated Products, Inc.	34,032	1,293,216
Linear Technology Corp.	28,634	1,216,086
Akamai Technologies, Inc.*	21,306	1,121,335
NetApp, Inc.	35,310	936,774
Total Technology		222,413,732
Consumer, Non-cyclical - 12.3%
Gilead Sciences, Inc.	172,562	17,461,548
Amgen, Inc.	90,320	14,661,645
Celgene Corp.*	94,071	11,265,943
Kraft Heinz Co.	145,295	10,571,664
Mondelez International, Inc. — Class A	190,281	8,532,200
Biogen, Inc.*	26,690	8,176,482
Express Scripts Holding Co.*	80,975	7,078,025
Regeneron Pharmaceuticals, Inc.*	12,231	6,639,843
PayPal Holdings, Inc.*	146,281	5,295,372
Alexion Pharmaceuticals, Inc.*	26,980	5,146,435
Automatic Data Processing, Inc.	55,223	4,678,493
Vertex Pharmaceuticals, Inc.*	29,421	3,702,044
Monster Beverage Corp.*	24,273	3,615,706
Illumina, Inc.*	17,529	3,364,604
Mylan N.V.*	58,880	3,183,642
Intuitive Surgical, Inc.*	4,474	2,443,520
Incyte Corp.*	22,271	2,415,290
BioMarin Pharmaceutical, Inc.*	19,308	2,022,706
Endo International plc*	27,114	1,659,919
Henry Schein, Inc.*	9,929	1,570,669
Verisk Analytics, Inc. — Class A*	20,287	1,559,665
Whole Foods Market, Inc.	40,862	1,368,877
Total Consumer, Non-cyclical		126,414,292
Consumer, Cyclical - 5.6%
Starbucks Corp.	177,785	10,672,433
Walgreens Boots Alliance, Inc.	125,273	10,667,621
Costco Wholesale Corp.	52,373	8,458,240
Tesla Motors, Inc.*	15,680	3,763,357
American Airlines Group, Inc.	75,473	3,196,282
O'Reilly Automotive, Inc.*	11,811	2,993,144
Ross Stores, Inc.	48,861	2,629,210
Dollar Tree, Inc.*	28,114	2,170,963
Marriott International, Inc. — Class A	30,788	2,064,027
PACCAR, Inc.	42,321	2,006,015
Norwegian Cruise Line Holdings Ltd.*	27,476	1,610,094

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 61.5% (continued)
Consumer, Cyclical - 5.6% (continued)
Liberty Interactive Corporation QVC Group — Class A*	55,990	$1,529,647
Ulta Salon Cosmetics & Fragrance, Inc.*	7,656	1,416,360
Fastenal Co.	34,687	1,415,923
Tractor Supply Co.	16,085	1,375,268
Mattel, Inc.	40,633	1,103,999
Bed Bath & Beyond, Inc.*	19,983	964,180
Total Consumer, Cyclical		58,036,763
Industrial - 0.3%
SBA Communications Corp. — Class A*	15,105	1,587,082
Stericycle, Inc.*	10,176	1,227,226
Total Industrial		2,814,308
Total Common Stocks
(Cost $347,645,092)		632,632,030

MUTUAL FUNDS†,1 - 19.7%
Guggenheim Strategy Fund I	7,685,247	191,132,083
Guggenheim Strategy Fund II	445,134	11,039,327
Total Mutual Funds
(Cost $202,080,981)		202,171,410

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 7.8%
Federal Home Loan Bank[2]
0.34% due 02/17/16	$30,000,000	29,990,820
0.47% due 03/11/16	19,000,000	18,989,398
0.34% due 04/15/16	9,925,000	9,915,154
0.46% due 03/16/16	5,000,000	4,997,000
0.19% due 01/20/16	1,000,000	999,933
Total Federal Home Loan Bank		64,892,305
Fannie Mae[3]
0.14% due 01/06/16	15,000,000	14,999,880
Total Federal Agency Discount Notes
(Cost $79,878,626)		79,892,185

FEDERAL AGENCY NOTES†† - 3.3%
Federal Farm Credit Bank[2]
0.40% due 11/22/16[4]	10,000,000	9,991,670
0.23% due 08/01/17[4]	9,000,000	8,978,436
0.52% due 12/28/16[4]	5,000,000	4,996,375
Total Federal Farm Credit Bank		23,966,481
Fannie Mae[3]
0.28% due 09/08/17[4]	10,000,000	9,981,970
Total Federal Agency Notes
(Cost $34,000,963)		33,948,451

U.S. GOVERNMENT SECURITIES†† - 1.9%
U.S. Treasury Notes
0.42% due 10/31/17[4]	10,000,000	9,990,880
0.33% due 07/31/17[4]	10,000,000	9,983,840
Total U.S. Treasury Notes		19,974,720
Total U.S. Government Securities
(Cost $19,967,676)		19,974,720

REPURCHASE AGREEMENTS††,5 - 4.5%

Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	21,801,951	21,801,951
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	13,068,561	13,068,561
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	11,765,303	11,765,303
Total Repurchase Agreements
(Cost $46,635,815)		46,635,815
Total Investments - 98.7%
(Cost $730,209,153)		$1,015,254,611
Other Assets & Liabilities, net - 1.3%		13,443,852
Total Net Assets - 100.0%		$1,028,698,463

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $32,745,825)	357	$273,497

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2016 NASDAQ-100 Index Swap, Terminating 01/27/16[6] (Notional Value $30,449,585)	6,629	$21,037
Goldman Sachs International January 2016 NASDAQ-100 Index Swap, Terminating 01/26/16[6] (Notional Value $94,815,594)	20,642	(580,269)
Barclays Bank plc January 2016 NASDAQ-100 Index Swap, Terminating 01/29/16[6] (Notional Value $238,056,427)	51,827	(3,123,670)
(Total Notional Value $363,321,606)		$(3,682,902)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Variable rate security. Rate indicated is rate effective at December 31, 2015.
[5]	Repurchase Agreements — See Note 4.
[6]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$632,632,030	$—	$—	$—	$—	$632,632,030
Equity Index Swap Agreements	—	—	—	21,037	—	21,037
Federal Agency Discount Notes	—	—	79,892,185	—	—	79,892,185
Federal Agency Notes	—	—	33,948,451	—	—	33,948,451
Futures Contracts	—	273,497	—	—	—	273,497
Mutual Funds	202,171,410	—	—	—	—	202,171,410
Repurchase Agreements	—	—	46,635,815	—	—	46,635,815
U.S. Government Securities	—	—	19,974,720	—	—	19,974,720
Total	$834,803,440	$273,497	$180,451,171	$21,037	$—	$1,015,549,145

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$3,703,939	$—	$3,703,939
Total	$—	$—	$—	$3,703,939	$—	$3,703,939

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 26.3%
Consumer, Non-cyclical - 6.4%
Johnson & Johnson	8,624	$885,858
Procter & Gamble Co.	8,479	673,317
Pfizer, Inc.	19,240	621,067
Coca-Cola Co.	12,199	524,069
Merck & Company, Inc.	8,707	459,904
Gilead Sciences, Inc.	4,492	454,544
PepsiCo, Inc.	4,541	453,737
Philip Morris International, Inc.	4,828	424,430
Allergan plc*	1,228	383,750
Amgen, Inc.	2,351	381,638
Bristol-Myers Squibb Co.	5,200	357,708
Altria Group, Inc.	6,111	355,721
UnitedHealth Group, Inc.	2,971	349,508
Medtronic plc	4,382	337,063
AbbVie, Inc.	5,095	301,828
Celgene Corp.*	2,449	293,292
Eli Lilly & Co.	3,042	256,319
Mondelez International, Inc. — Class A	4,953	222,092
Biogen, Inc.*	695	212,913
Abbott Laboratories	4,649	208,787
Colgate-Palmolive Co.	2,795	186,203
Express Scripts Holding Co.*	2,107	184,172
Thermo Fisher Scientific, Inc.	1,244	176,461
Danaher Corp.	1,858	172,571
Kimberly-Clark Corp.	1,131	143,976
McKesson Corp.	717	141,414
Kraft Heinz Co.	1,853	134,823
Alexion Pharmaceuticals, Inc.*	702	133,907
Regeneron Pharmaceuticals, Inc.*	241	130,832
Kroger Co.	3,034	126,912
PayPal Holdings, Inc.*	3,465	125,433
Automatic Data Processing, Inc.	1,437	121,742
Reynolds American, Inc.	2,583	119,205
Aetna, Inc.	1,087	117,526
Cigna Corp.	803	117,503
Anthem, Inc.	813	113,365
General Mills, Inc.	1,863	107,421
Becton Dickinson and Co.	657	101,237
Vertex Pharmaceuticals, Inc.*	766	96,386
Cardinal Health, Inc.	1,025	91,502
Stryker Corp.	984	91,453
Illumina, Inc.*	456	87,527
McGraw Hill Financial, Inc.	842	83,004
Humana, Inc.	462	82,472
Boston Scientific Corp.*	4,193	77,319
Constellation Brands, Inc. — Class A	540	76,917
Mylan N.V.*	1,287	69,588
Monster Beverage Corp.*	467	69,564
Zoetis, Inc.	1,428	68,430
Archer-Daniels-Midland Co.	1,860	68,225
Sysco Corp.	1,636	67,076
HCA Holdings, Inc.*	978	66,143
Baxalta, Inc.	1,691	66,000
Perrigo Company plc	456	65,983
Baxter International, Inc.	1,705	65,046
Intuitive Surgical, Inc.*	116	63,355
AmerisourceBergen Corp. — Class A	609	63,159
Estee Lauder Companies, Inc. — Class A	693	61,026
Kellogg Co.	795	57,455
ConAgra Foods, Inc.	1,349	56,874
Dr Pepper Snapple Group, Inc.	589	54,895
Zimmer Biomet Holdings, Inc.	534	54,783
St. Jude Medical, Inc.	881	54,419
Moody's Corp.	536	53,782
Edwards Lifesciences Corp.*	672	53,075
Clorox Co.	402	50,986
Tyson Foods, Inc. — Class A	921	49,117
Mead Johnson Nutrition Co. — Class A	614	48,475
Molson Coors Brewing Co. — Class B	491	46,115
JM Smucker Co.	373	46,006
CR Bard, Inc.	230	43,571
Equifax, Inc.	369	41,095
Henry Schein, Inc.*	258	40,813
Hershey Co.	448	39,993
Endo International plc*	648	39,671
Laboratory Corporation of America Holdings*	315	38,947
Verisk Analytics, Inc. — Class A*	486	37,364
DaVita HealthCare Partners, Inc.*	520	36,249
Whole Foods Market, Inc.	1,064	35,644
Church & Dwight Company, Inc.	409	34,716
Universal Health Services, Inc. — Class B	284	33,935
Hormel Foods Corp.	420	33,214
Keurig Green Mountain, Inc.	362	32,573
Coca-Cola Enterprises, Inc.	651	32,055
Quest Diagnostics, Inc.	447	31,800
Brown-Forman Corp. — Class B	317	31,472
McCormick & Company, Inc.	362	30,973
Campbell Soup Co.	560	29,428
Western Union Co.	1,575	28,208
Mallinckrodt plc*	361	26,941
DENTSPLY International, Inc.	436	26,531
Total System Services, Inc.	527	26,245
Cintas Corp.	272	24,766
H&R Block, Inc.	735	24,483
Varian Medical Systems, Inc.*	302	24,402
United Rentals, Inc.*	289	20,964
Robert Half International, Inc.	414	19,516
Avery Dennison Corp.	284	17,795
ADT Corp.	513	16,919
Patterson Companies, Inc.	260	11,755
Quanta Services, Inc.*	498	10,085
Tenet Healthcare Corp.*	311	9,423
Total Consumer, Non-cyclical		13,649,951
Financial - 4.6%
Wells Fargo & Co.	14,487	787,513
Berkshire Hathaway, Inc. — Class B*	5,839	770,981
JPMorgan Chase & Co.	11,473	757,563

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 26.3% (continued)
Financial - 4.6% (continued)
Bank of America Corp.	32,453	$546,184
Citigroup, Inc.	9,285	480,499
Visa, Inc. — Class A	6,067	470,496
MasterCard, Inc. — Class A	3,086	300,453
American International Group, Inc.	3,855	238,894
Goldman Sachs Group, Inc.	1,236	222,764
U.S. Bancorp	5,124	218,641
Simon Property Group, Inc.	964	187,441
American Express Co.	2,608	181,386
MetLife, Inc.	3,465	167,048
PNC Financial Services Group, Inc.	1,582	150,780
Morgan Stanley	4,707	149,730
Bank of New York Mellon Corp.	3,406	140,395
BlackRock, Inc. — Class A	394	134,165
American Tower Corp. — Class A	1,320	127,974
Charles Schwab Corp.	3,734	122,961
Capital One Financial Corp.	1,658	119,674
ACE Ltd.	1,010	118,019
Prudential Financial, Inc.	1,399	113,893
Public Storage	458	113,446
Travelers Companies, Inc.	948	106,991
CME Group, Inc. — Class A	1,054	95,492
Intercontinental Exchange, Inc.	370	94,816
Chubb Corp.	708	93,909
Equity Residential	1,135	92,604
BB&T Corp.	2,431	91,916
Marsh & McLennan Companies, Inc.	1,625	90,107
Crown Castle International Corp.	1,040	89,908
State Street Corp.	1,258	83,481
Aflac, Inc.	1,330	79,667
Synchrony Financial*	2,599	79,036
Aon plc	854	78,747
AvalonBay Communities, Inc.	427	78,624
Welltower, Inc.	1,102	74,969
Allstate Corp.	1,207	74,943
Discover Financial Services	1,332	71,422
Prologis, Inc.	1,634	70,131
SunTrust Banks, Inc.	1,588	68,030
Boston Properties, Inc.	479	61,091
M&T Bank Corp.	499	60,469
Ventas, Inc.	1,038	58,574
Equinix, Inc.	193	58,363
Progressive Corp.	1,822	57,940
Ameriprise Financial, Inc.	543	57,786
T. Rowe Price Group, Inc.	783	55,977
Hartford Financial Services Group, Inc.	1,276	55,455
HCP, Inc.	1,449	55,410
Vornado Realty Trust	552	55,178
Alliance Data Systems Corp.*	190	52,548
Fifth Third Bancorp	2,476	49,768
General Growth Properties, Inc.	1,815	49,386
Essex Property Trust, Inc.	205	49,079
Northern Trust Corp.	677	48,805
Weyerhaeuser Co.	1,591	47,698
Invesco Ltd.	1,321	44,227
Franklin Resources, Inc.	1,181	43,484
Realty Income Corp.	778	40,168
Regions Financial Corp.	4,069	39,062
Lincoln National Corp.	771	38,750
Principal Financial Group, Inc.	849	38,188
XL Group plc — Class A	928	36,359
Host Hotels & Resorts, Inc.	2,343	35,942
SL Green Realty Corp.	311	35,137
KeyCorp	2,604	34,347
Kimco Realty Corp.	1,288	34,080
Macerich Co.	419	33,809
Loews Corp.	872	33,485
CBRE Group, Inc. — Class A*	906	31,329
Huntington Bancshares, Inc.	2,483	27,462
Cincinnati Financial Corp.	460	27,218
E*TRADE Financial Corp.*	913	27,061
Affiliated Managers Group, Inc.*	168	26,840
Plum Creek Timber Company, Inc.	541	25,817
Unum Group	758	25,234
Comerica, Inc.	550	23,007
Nasdaq, Inc.	358	20,825
Torchmark Corp.	357	20,406
Apartment Investment & Management Co. — Class A	488	19,535
Zions Bancorporation	637	17,390
Assurant, Inc.	205	16,511
Iron Mountain, Inc.	599	16,179
People's United Financial, Inc.	967	15,617
Legg Mason, Inc.	336	13,181
Navient Corp.	1,129	12,927
Total Financial		9,862,797
Technology - 3.5%
Apple, Inc.	17,377	1,829,102
Microsoft Corp.	24,896	1,381,229
Intel Corp.	14,707	506,657
International Business Machines Corp.	2,782	382,859
Oracle Corp.	9,979	364,533
QUALCOMM, Inc.	4,685	234,180
Accenture plc — Class A	1,947	203,461
Texas Instruments, Inc.	3,162	173,309
EMC Corp.	6,043	155,184
Salesforce.com, Inc.*	1,945	152,487
Adobe Systems, Inc.*	1,555	146,077
Avago Technologies Ltd.	817	118,588
Cognizant Technology Solutions Corp. — Class A*	1,895	113,738
Broadcom Corp. — Class A	1,749	101,127
Hewlett Packard Enterprise Co.	5,605	85,196
Intuit, Inc.	823	79,420
Applied Materials, Inc.	3,582	66,877
HP, Inc.	5,630	66,659
Electronic Arts, Inc.*	969	66,590
Fiserv, Inc.*	712	65,120
Activision Blizzard, Inc.	1,572	60,852
Cerner Corp.*	949	57,101
Analog Devices, Inc.	973	53,826
Paychex, Inc.	999	52,837
NVIDIA Corp.	1,593	52,505

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 26.3% (continued)
Technology - 3.5% (continued)
Fidelity National Information Services, Inc.	865	$52,419
Micron Technology, Inc.*	3,384	47,917
SanDisk Corp.	626	47,570
Red Hat, Inc.*	570	47,202
Skyworks Solutions, Inc.	596	45,791
Western Digital Corp.	722	43,356
Autodesk, Inc.*	705	42,956
Lam Research Corp.	494	39,233
Xilinx, Inc.	801	37,623
Citrix Systems, Inc.*	479	36,236
Seagate Technology plc	932	34,167
KLA-Tencor Corp.	486	33,704
Linear Technology Corp.	745	31,640
Xerox Corp.	2,966	31,529
Microchip Technology, Inc.	633	29,460
Akamai Technologies, Inc.*	555	29,210
CA, Inc.	971	27,732
NetApp, Inc.	911	24,169
Qorvo, Inc.*	441	22,447
CSRA, Inc.	429	12,870
Pitney Bowes, Inc.	614	12,679
Dun & Bradstreet Corp.	113	11,744
Teradata Corp.*	414	10,938
Total Technology		7,322,106
Communications - 3.4%
Amazon.com, Inc.*	1,198	809,717
Facebook, Inc. — Class A*	7,076	740,573
Alphabet, Inc. — Class A*	908	706,433
Alphabet, Inc. — Class C*	926	702,723
AT&T, Inc.	19,174	659,777
Verizon Communications, Inc.	12,682	586,162
Walt Disney Co.	4,740	498,079
Cisco Systems, Inc.	15,821	429,619
Comcast Corp. — Class A	7,610	429,432
Priceline Group, Inc.*	155	197,617
Time Warner Cable, Inc.	883	163,876
Time Warner, Inc.	2,492	161,158
Netflix, Inc.*	1,332	152,354
Twenty-First Century Fox, Inc. — Class A	3,649	99,107
eBay, Inc.*	3,443	94,614
Yahoo!, Inc.*	2,708	90,068
CBS Corp. — Class B	1,352	63,720
Omnicom Group, Inc.	755	57,124
Nielsen Holdings plc	1,135	52,891
Level 3 Communications, Inc.*	899	48,870
Expedia, Inc.	367	45,618
Viacom, Inc. — Class B	1,082	44,535
Symantec Corp.	2,105	44,205
CenturyLink, Inc.	1,711	43,049
Twenty-First Century Fox, Inc. — Class B	1,344	36,597
Motorola Solutions, Inc.	500	34,225
Juniper Networks, Inc.	1,106	30,526
TripAdvisor, Inc.*	352	30,008
Interpublic Group of Companies, Inc.	1,266	29,472
VeriSign, Inc.*	306	26,732
Cablevision Systems Corp. — Class A	693	22,107
F5 Networks, Inc.*	219	21,234
Discovery Communications, Inc. — Class C*	804	20,277
TEGNA, Inc.	691	17,634
Frontier Communications Corp.	3,641	17,003
Scripps Networks Interactive, Inc. — Class A	295	16,287
News Corp. — Class A	1,189	15,885
Discovery Communications, Inc. — Class A*	466	12,433
News Corp. — Class B	336	4,691
Total Communications		7,256,432
Consumer, Cyclical - 2.7%
Home Depot, Inc.	3,952	522,652
McDonald's Corp.	2,862	338,116
CVS Health Corp.	3,451	337,404
Wal-Mart Stores, Inc.	4,890	299,757
Starbucks Corp.	4,628	277,819
NIKE, Inc. — Class B	4,206	262,875
Walgreens Boots Alliance, Inc.	2,715	231,196
Costco Wholesale Corp.	1,363	220,125
Lowe's Companies, Inc.	2,852	216,866
Ford Motor Co.	12,148	171,165
General Motors Co.	4,414	150,120
TJX Companies, Inc.	2,087	147,990
Target Corp.	1,920	139,411
Delta Air Lines, Inc.	2,451	124,241
Yum! Brands, Inc.	1,344	98,179
Southwest Airlines Co.	2,027	87,283
American Airlines Group, Inc.	1,964	83,175
Johnson Controls, Inc.	2,018	79,691
Carnival Corp.	1,435	78,179
O'Reilly Automotive, Inc.*	307	77,801
L Brands, Inc.	794	76,081
Delphi Automotive plc	873	74,842
AutoZone, Inc.*	95	70,481
Ross Stores, Inc.	1,262	67,908
United Continental Holdings, Inc.*	1,162	66,583
VF Corp.	1,063	66,173
Dollar General Corp.	907	65,186
Dollar Tree, Inc.*	732	56,525
Royal Caribbean Cruises Ltd.	535	54,147
PACCAR, Inc.	1,102	52,235
Chipotle Mexican Grill, Inc. — Class A*	97	46,545
Under Armour, Inc. — Class A*	561	45,222
Genuine Parts Co.	470	40,368
Marriott International, Inc. — Class A	601	40,291
Mohawk Industries, Inc.*	198	37,500
Fastenal Co.	903	36,861
Newell Rubbermaid, Inc.	832	36,675
WW Grainger, Inc.	180	36,466
Starwood Hotels & Resorts Worldwide, Inc.	526	36,441
Hanesbrands, Inc.	1,221	35,934

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 26.3% (continued)
Consumer, Cyclical - 2.7% (continued)
Whirlpool Corp.	244	$35,836
Tractor Supply Co.	418	35,739
Advance Auto Parts, Inc.	228	34,316
Macy's, Inc.	980	34,281
CarMax, Inc.*	631	34,055
DR Horton, Inc.	1,023	32,766
Signet Jewelers Ltd.	248	30,675
BorgWarner, Inc.	699	30,218
Mattel, Inc.	1,057	28,719
Coach, Inc.	865	28,311
Best Buy Company, Inc.	929	28,288
Kohl's Corp.	592	28,197
Goodyear Tire & Rubber Co.	838	27,377
Lennar Corp. — Class A	558	27,292
Harley-Davidson, Inc.	598	27,143
Tiffany & Co.	347	26,473
Wyndham Worldwide Corp.	361	26,227
Bed Bath & Beyond, Inc.*	520	25,090
Hasbro, Inc.	350	23,576
Michael Kors Holdings Ltd.*	574	22,994
Darden Restaurants, Inc.	359	22,847
Nordstrom, Inc.	424	21,119
Harman International Industries, Inc.	222	20,915
Ralph Lauren Corp. — Class A	183	20,401
Staples, Inc.	2,006	18,997
PVH Corp.	257	18,928
Leggett & Platt, Inc.	424	17,816
PulteGroup, Inc.	990	17,642
The Gap, Inc.	714	17,636
Wynn Resorts Ltd.	253	17,505
AutoNation, Inc.*	238	14,199
GameStop Corp. — Class A	329	9,225
Urban Outfitters, Inc.*	271	6,165
Fossil Group, Inc.*	129	4,716
Total Consumer, Cyclical		5,802,193
Industrial - 2.5%
General Electric Co.	29,416	916,308
3M Co.	1,919	289,078
Boeing Co.	1,963	283,831
Honeywell International, Inc.	2,402	248,776
United Technologies Corp.	2,571	246,996
United Parcel Service, Inc. — Class B	2,169	208,723
Union Pacific Corp.	2,662	208,169
Lockheed Martin Corp.	824	178,932
General Dynamics Corp.	926	127,195
Caterpillar, Inc.	1,815	123,348
FedEx Corp.	819	122,023
Raytheon Co.	938	116,809
Northrop Grumman Corp.	568	107,244
Precision Castparts Corp.	429	99,532
Emerson Electric Co.	2,040	97,573
Illinois Tool Works, Inc.	1,020	94,533
CSX Corp.	3,039	78,862
Norfolk Southern Corp.	931	78,753
TE Connectivity Ltd.	1,204	77,790
Eaton Corporation plc	1,442	75,041
Deere & Co.	972	74,134
Waste Management, Inc.	1,294	69,060
Corning, Inc.	3,687	67,398
Roper Technologies, Inc.	314	59,594
Amphenol Corp. — Class A	961	50,193
Stanley Black & Decker, Inc.	467	49,842
Cummins, Inc.	512	45,061
Ingersoll-Rand plc	813	44,951
Agilent Technologies, Inc.	1,032	43,148
Rockwell Automation, Inc.	411	42,173
Tyco International plc	1,317	41,999
Parker-Hannifin Corp.	424	41,120
AMETEK, Inc.	741	39,710
Vulcan Materials Co.	416	39,508
Rockwell Collins, Inc.	410	37,843
WestRock Co.	801	36,542
Textron, Inc.	853	35,835
Waters Corp.*	254	34,183
Harris Corp.	387	33,630
Republic Services, Inc. — Class A	747	32,861
Stericycle, Inc.*	265	31,959
Snap-on, Inc.	181	31,029
Ball Corp.	424	30,838
Masco Corp.	1,049	29,687
Dover Corp.	483	29,613
L-3 Communications Holdings, Inc.	244	29,160
Martin Marietta Materials, Inc.	206	28,135
Pentair plc	562	27,836
CH Robinson Worldwide, Inc.	448	27,785
Sealed Air Corp.	615	27,429
Expeditors International of Washington, Inc.	580	26,158
Kansas City Southern	340	25,388
Fluor Corp.	441	20,824
J.B. Hunt Transport Services, Inc.	282	20,687
Xylem, Inc.	559	20,404
Allegion plc	299	19,710
PerkinElmer, Inc.	349	18,696
Flowserve Corp.	408	17,169
Jacobs Engineering Group, Inc.*	382	16,025
Garmin Ltd.	367	13,641
FLIR Systems, Inc.	431	12,098
Ryder System, Inc.	167	9,491
Owens-Illinois, Inc.*	501	8,727
Total Industrial		5,220,790
Energy - 1.7%
Exxon Mobil Corp.	12,975	1,011,401
Chevron Corp.	5,866	527,705
Schlumberger Ltd.	3,930	274,117
ConocoPhillips	3,848	179,663
Occidental Petroleum Corp.	2,380	160,912
EOG Resources, Inc.	1,713	121,262
Phillips 66	1,479	120,982
Valero Energy Corp.	1,501	106,136
Halliburton Co.	2,667	90,785
Marathon Petroleum Corp.	1,661	86,106
Kinder Morgan, Inc.	5,703	85,089
Anadarko Petroleum Corp.	1,584	76,951
Baker Hughes, Inc.	1,359	62,718

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 26.3% (continued)
Energy - 1.7% (continued)
Pioneer Natural Resources Co.	465	$58,302
Williams Companies, Inc.	2,126	54,638
Apache Corp.	1,178	52,386
Spectra Energy Corp.	2,092	50,082
Noble Energy, Inc.	1,326	43,665
Tesoro Corp.	375	39,514
National Oilwell Varco, Inc.	1,171	39,217
Devon Energy Corp.	1,204	38,528
Cameron International Corp.*	596	37,667
Hess Corp.	749	36,312
Marathon Oil Corp.	2,110	26,565
Cimarex Energy Co.	295	26,367
Equities Corp.	475	24,762
Columbia Pipeline Group, Inc.	1,213	24,260
Cabot Oil & Gas Corp. — Class A	1,290	22,820
FMC Technologies, Inc.*	710	20,597
Helmerich & Payne, Inc.	336	17,993
Newfield Exploration Co.*	504	16,410
ONEOK, Inc.	652	16,078
First Solar, Inc.*	236	15,574
Transocean Ltd.	1,066	13,197
Range Resources Corp.	528	12,994
Murphy Oil Corp.	503	11,292
Ensco plc — Class A	733	11,281
Southwestern Energy Co.*	1,198	8,518
Chesapeake Energy Corp.	1,613	7,259
CONSOL Energy, Inc.	714	5,641
Diamond Offshore Drilling, Inc.	201	4,241
Total Energy		3,639,987
Utilities - 0.8%
Duke Energy Corp.	2,145	153,132
NextEra Energy, Inc.	1,435	149,082
Southern Co.	2,832	132,509
Dominion Resources, Inc.	1,856	125,540
American Electric Power Company, Inc.	1,530	89,153
PG&E Corp.	1,529	81,328
Exelon Corp.	2,866	79,589
PPL Corp.	2,094	71,468
Sempra Energy	735	69,097
Public Service Enterprise Group, Inc.	1,577	61,014
Edison International	1,015	60,098
Consolidated Edison, Inc.	914	58,743
Xcel Energy, Inc.	1,582	56,810
Eversource Energy	989	50,508
WEC Energy Group, Inc.	984	50,489
DTE Energy Co.	559	44,826
FirstEnergy Corp.	1,319	41,852
Entergy Corp.	556	38,008
Ameren Corp.	756	32,682
CMS Energy Corp.	864	31,173
SCANA Corp.	445	26,918
CenterPoint Energy, Inc.	1,341	24,621
AGL Resources, Inc.	375	23,929
Pinnacle West Capital Corp.	345	22,246
Pepco Holdings, Inc.	790	20,548
AES Corp.	2,097	20,068
TECO Energy, Inc.	733	19,534
NiSource, Inc.	993	19,373
NRG Energy, Inc.	979	11,523
Total Utilities		1,665,861
Basic Materials - 0.6%
EI du Pont de Nemours & Co.	2,731	181,885
Dow Chemical Co.	3,505	180,437
Monsanto Co.	1,371	135,071
LyondellBasell Industries N.V. — Class A	1,121	97,415
Ecolab, Inc.	828	94,707
Praxair, Inc.	888	90,931
PPG Industries, Inc.	839	82,910
Air Products & Chemicals, Inc.	604	78,586
Sherwin-Williams Co.	247	64,121
International Paper Co.	1,292	48,708
Alcoa, Inc.	4,083	40,299
Nucor Corp.	996	40,139
Eastman Chemical Co.	463	31,257
International Flavors & Fragrances, Inc.	250	29,910
Newmont Mining Corp.	1,649	29,666
CF Industries Holdings, Inc.	726	29,628
Mosaic Co.	1,045	28,832
Airgas, Inc.	202	27,941
Freeport-McMoRan, Inc.	3,603	24,392
FMC Corp.	416	16,278
Total Basic Materials		1,353,113
Diversified - 0.1%
Leucadia National Corp.	1,039	18,068
Total Common Stocks
(Cost $30,563,925)		55,791,298

MUTUAL FUNDS† - 28.3%
Guggenheim Strategy Fund I1	2,410,503	59,949,212
Total Mutual Funds
(Cost $59,951,049)		59,949,212

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 8.3%
Federal Home Loan Bank[2]
0.34% due 02/17/16	$15,000,000	14,995,410
0.36% due 03/07/16	2,696,000	2,694,585
Total Federal Home Loan Bank		17,689,995
Total Federal Agency Discount Notes
(Cost $17,687,562)		17,689,995

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 2.3%
Federal Farm Credit Bank[2]
0.23% due 08/01/17[3]	$5,000,000	$4,988,020
Total Federal Agency Notes
(Cost $5,000,000)		4,988,020

REPURCHASE AGREEMENTS††,4 - 13.0%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	12,863,085	12,863,085
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	7,710,410	7,710,410
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	6,941,493	6,941,493
Total Repurchase Agreements
(Cost $27,514,988)		27,514,988
Total Investments - 78.2%
(Cost $140,717,524)		$165,933,513
Other Assets & Liabilities, net - 21.8%		46,236,493
Total Net Assets - 100.0%		$212,170,006

	Contracts	Unrealized Gain(Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $27,465,750)	270	$1,243

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2016 S&P 500 Index Swap, Terminating 01/27/16[5] (Notional Value $2,931,255)	1,434	$7,520
Goldman Sachs International January 2016 S&P 500 Index Swap, Terminating 01/27/16[5] (Notional Value $138,671,347)	67,845	(599,835)
Barclays Bank plc January 2016 S&P 500 Index Swap, Terminating 01/29/16[5] (Notional Value $95,727,898)	46,835	(916,951)
(Total Notional Value $237,330,500)		$(1,509,266)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at December 31, 2015.
[4]	Repurchase Agreements — See Note 4.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$55,791,298	$—	$—	$—	$—	$55,791,298
Equity Index Swap Agreements	—	—	—	7,520	—	7,520
Federal Agency Discount Notes	—	—	17,689,995	—	—	17,689,995
Federal Agency Notes	—	—	4,988,020	—	—	4,988,020
Futures Contracts	—	1,243	—	—	—	1,243
Mutual Funds	59,949,212	—	—	—	—	59,949,212
Repurchase Agreements	—	—	27,514,988	—	—	27,514,988
Total	$115,740,510	$1,243	$50,193,003	$7,520	$—	$165,942,276

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$1,516,786	$—	$1,516,786

* Other financial instruments includes futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 95.5%
Mining - 95.5%
Newmont Mining Corp.	202,098	$3,635,743
Goldcorp, Inc.	313,207	3,620,673
Agnico Eagle Mines Ltd.	133,199	3,500,470
Franco-Nevada Corp.	75,175	3,439,256
Barrick Gold Corp.	457,608	3,377,147
Randgold Resources Ltd. ADR	45,256	2,802,704
Silver Wheaton Corp.	213,556	2,652,365
AngloGold Ashanti Ltd. ADR*	295,959	2,101,309
Tahoe Resources, Inc.	242,213	2,099,986
Royal Gold, Inc.	45,859	1,672,478
Eldorado Gold Corp.	527,653	1,567,129
Novagold Resources, Inc.*	334,701	1,409,091
Sibanye Gold Ltd. ADR	230,665	1,404,750
Freeport-McMoRan, Inc.	188,826	1,278,352
Kinross Gold Corp.*	652,294	1,187,175
Gold Fields Ltd. ADR	417,427	1,156,273
Pan American Silver Corp.	170,765	1,109,973
Yamana Gold, Inc.	594,875	1,106,468
Stillwater Mining Co.*	127,137	1,089,564
Cia de Minas Buenaventura S.A.A. ADR*	249,884	1,069,504
Alamos Gold, Inc. — Class A	291,315	958,426
Pretium Resources, Inc.*	185,797	936,417
New Gold, Inc.*	384,309	891,597
First Majestic Silver Corp.*	250,503	819,145
Seabridge Gold, Inc.*	97,289	806,526
Hecla Mining Co.	367,324	694,242
IAMGOLD Corp.*	458,534	651,118
Coeur Mining, Inc.*	257,755	639,232
Silver Standard Resources, Inc.*	112,664	583,600
Primero Mining Corp.*	254,867	581,097
Sandstorm Gold Ltd.*	200,705	527,854
AuRico Metals, Inc.*	5	2
Total Mining		49,369,666
Total Common Stocks
(Cost $42,723,401)		49,369,666

EXCHANGE-TRADED FUNDS† - 4.3%
Market Vectors Junior Gold Miners ETF	114,973	2,208,631
Total Exchange-Traded Funds
(Cost $2,188,455)		2,208,631

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.3%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	$142,517	142,517
Total Repurchase Agreement
(Cost $142,517)		142,517
Total Investments - 100.1%
(Cost $45,054,373)		$51,720,814
Other Assets & Liabilities, net - (0.1)%		(54,386)
Total Net Assets - 100.0%		$51,666,428

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's invetsments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$49,369,666	$—	$—	$49,369,666
Exchange-Traded Funds	2,208,631	—	—	2,208,631
Repurchase Agreement	—	142,517	—	142,517
Total	$51,578,297	$142,517	$—	$51,720,814

For the period ended December 31, 2015, there were no transfers between levels.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.1%
REITS - 91.3%
Specialized Reit's - 20.7%
Public Storage	3,058	$757,467
Welltower, Inc.	8,089	550,295
Ventas, Inc.	8,749	493,706
HCP, Inc.	12,350	472,264
Host Hotels & Resorts, Inc.	24,581	377,073
Extra Space Storage, Inc.	4,259	375,686
Plum Creek Timber Company, Inc.	6,700	319,724
Omega Healthcare Investors, Inc.	8,184	286,276
CubeSmart	8,384	256,718
Sovran Self Storage, Inc.	2,095	224,814
Hospitality Properties Trust	8,393	219,477
EPR Properties	3,657	213,752
Senior Housing Properties Trust	14,360	213,102
Healthcare Trust of America, Inc. — Class A	7,685	207,265
Healthcare Realty Trust, Inc.	6,743	190,962
Outfront Media, Inc.	8,717	190,292
Medical Properties Trust, Inc.	16,095	185,253
Rayonier, Inc.	8,323	184,771
LaSalle Hotel Properties	7,336	184,574
Care Capital Properties, Inc.	6,013	183,817
RLJ Lodging Trust	8,185	177,042
Sunstone Hotel Investors, Inc.	13,892	173,511
National Health Investors, Inc.	2,844	173,114
Pebblebrook Hotel Trust	5,900	165,318
DiamondRock Hospitality Co.	15,902	153,454
LTC Properties, Inc.	3,316	143,052
Chesapeake Lodging Trust	5,444	136,971
Physicians Realty Trust	8,042	135,588
Sabra Health Care REIT, Inc.	6,549	132,486
Potlatch Corp.	4,090	123,682
Summit Hotel Properties, Inc.	9,579	114,469
Hersha Hospitality Trust	5,171	112,521
FelCor Lodging Trust, Inc.	15,300	111,690
Ashford Hospitality Trust, Inc.	12,928	81,576
Total Specialized Reit's		8,021,762
Retail Reit's - 15.8%
Simon Property Group, Inc.	4,523	879,455
General Growth Properties, Inc.	20,146	548,173
Macerich Co.	5,030	405,871
Realty Income Corp.	7,749	400,081
Kimco Realty Corp.	13,889	367,503
Federal Realty Investment Trust	2,460	359,406
Brixmor Property Group, Inc.	12,186	314,643
Regency Centers Corp.	4,233	288,352
DDR Corp.	16,371	275,688
National Retail Properties, Inc.	6,490	259,925
Taubman Centers, Inc.	3,213	246,501
Weingarten Realty Investors	6,670	230,649
Equity One, Inc.	7,764	210,793
Retail Properties of America, Inc. — Class A	14,206	209,823
Tanger Factory Outlet Centers, Inc.	6,106	199,666
Acadia Realty Trust	5,156	170,921
Kite Realty Group Trust	6,322	163,929
CBL & Associates Properties, Inc.	12,704	157,148
WP GLIMCHER, Inc.	14,495	153,792
Pennsylvania Real Estate Investment Trust	6,284	137,431
Ramco-Gershenson Properties Trust	7,710	128,063
Total Retail Reit's		6,107,813
Office Reit's - 13.4%
Boston Properties, Inc.	3,896	496,895
SL Green Realty Corp.	3,431	387,634
Digital Realty Trust, Inc.	5,021	379,688
Duke Realty Corp.	14,146	297,349
Alexandria Real Estate Equities, Inc.	3,221	291,050
Kilroy Realty Corp.	4,369	276,470
BioMed Realty Trust, Inc.	10,460	247,797
Douglas Emmett, Inc.	7,783	242,674
Highwoods Properties, Inc.	5,347	233,129
Equity Commonwealth*	7,524	208,641
Columbia Property Trust, Inc.	8,252	193,757
Piedmont Office Realty Trust, Inc. — Class A	9,906	187,025
CyrusOne, Inc.	4,890	183,131
Hudson Pacific Properties, Inc.	6,419	180,631
Brandywine Realty Trust	12,917	176,446
Mack-Cali Realty Corp.	6,861	160,204
Corporate Office Properties Trust	7,281	158,944
QTS Realty Trust, Inc. — Class A	3,481	157,028
New York REIT, Inc.	13,309	153,054
Lexington Realty Trust	19,038	152,304
CoreSite Realty Corp.	2,630	149,174
Parkway Properties, Inc.	9,322	145,703
Government Properties Income Trust REIT	7,625	121,009
Total Office Reit's		5,179,737
Residential Reit's - 11.5%
Equity Residential	7,461	608,744
AvalonBay Communities, Inc.	3,147	579,457
Essex Property Trust, Inc.	1,899	454,640
UDR, Inc.	9,527	357,929
Mid-America Apartment Communities, Inc.	3,319	301,398
Camden Property Trust	3,898	299,210
Apartment Investment & Management Co. — Class A	6,933	277,528
Equity LifeStyle Properties, Inc.	4,042	269,480
American Campus Communities, Inc.	5,901	243,947
Sun Communities, Inc.	3,281	224,847
American Homes 4 Rent — Class A	12,659	210,899
Post Properties, Inc.	3,479	205,818
Education Realty Trust, Inc.	4,351	164,816
Monogram Residential Trust, Inc.	14,400	140,544

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
REITS - 91.3% (continued)
Residential Reit's - 11.5% (continued)
Colony Starwood Homes	4,638	$105,004
Total Residential Reit's		4,444,261
Mortgage Reit's - 8.0%
Annaly Capital Management, Inc.	34,971	328,029
American Capital Agency Corp. REIT	15,635	271,112
Starwood Property Trust, Inc.	11,747	241,518
NorthStar Realty Finance Corp.	11,454	195,062
Two Harbors Investment Corp.	22,769	184,429
Blackstone Mortgage Trust, Inc. — Class A	6,638	177,633
New Residential Investment Corp. REIT	14,280	173,645
Chimera Investment Corp.	12,557	171,277
MFA Financial, Inc.	25,441	167,911
Colony Capital, Inc. — Class A	8,301	161,703
Invesco Mortgage Capital, Inc. REIT	10,475	129,785
Hatteras Financial Corp. REIT	9,529	125,306
Redwood Trust, Inc.	8,891	117,361
PennyMac Mortgage Investment Trust	7,548	115,182
iStar, Inc.*	9,532	111,810
CYS Investments, Inc.	15,655	111,620
NorthStar Realty Europe Corp.	8,567	101,176
Capstead Mortgage Corp. REIT	11,374	99,409
New Senior Investment Group, Inc.	9,680	95,445
Total Mortgage Reit's		3,079,413
Diversifed Reit's - 7.7%
Vornado Realty Trust	4,982	498,000
VEREIT, Inc.	37,165	294,347
WP Carey, Inc.	4,718	278,362
Liberty Property Trust	7,673	238,247
Spirit Realty Capital, Inc.	23,345	233,917
STORE Capital Corp.	8,731	202,559
PS Business Parks, Inc.	2,010	175,734
Empire State Realty Trust, Inc. — Class A	8,901	160,841
Cousins Properties, Inc.	16,764	158,085
Washington Real Estate Investment Trust	5,636	152,510
Select Income REIT	7,605	150,731
American Assets Trust, Inc.	3,871	148,453
Retail Opportunity Investments Corp.	8,277	148,158
Gramercy Property Trust	19,108	147,518
Total Diversifed Reit's		2,987,462
Industrial Reit's - 3.8%
Prologis, Inc.	12,478	535,556
DCT Industrial Trust, Inc.	5,493	205,273
First Industrial Realty Trust, Inc.	7,913	175,115
DuPont Fabros Technology, Inc.	5,162	164,100
EastGroup Properties, Inc.	2,751	152,983
STAG Industrial, Inc.	6,910	127,490
Rexford Industrial Realty, Inc.	6,620	108,303
Total Industrial Reit's		1,468,820
Wireless Telecommunication Services - 3.4%
American Tower Corp. — Class A	7,392	716,654
Crown Castle International Corp.	7,009	605,928
Total Wireless Telecommunication Services		1,322,582
Internet Software & Services - 1.3%
Equinix, Inc.	1,674	506,218
Forest Products - 1.1%
Weyerhaeuser Co.	14,393	431,502
Security & Alarm Services - 1.0%
Corrections Corporation of America	7,541	199,761
GEO Group, Inc.	6,097	176,264
Total Security & Alarm Services		376,025
Real Estate Investment Trusts - 0.8%
Paramount Group, Inc.	11,975	216,748
Apple Hospitality REIT, Inc.	5,230	104,443
Total Real Estate Investment Trusts		321,191
Advertising - 0.7%
Lamar Advertising Co. — Class A	4,631	277,767
Diversified Support Services - 0.7%
Iron Mountain, Inc.	9,745	263,212
Integrated Telecommunication Services - 0.5%
Communications Sales & Leasing, Inc.	10,358	193,591
Hotels, Resorts & Cruise Lines - 0.5%
Ryman Hospitality Properties, Inc.	3,527	182,134
Closed-end Funds - 0.4%
Urban Edge Properties	7,352	172,404
Total REITS		35,335,894
Real Estate - 6.7%
Real Estate Services - 2.8%
CBRE Group, Inc. — Class A*	10,843	374,951
Jones Lang LaSalle, Inc.	1,783	285,030
Realogy Holdings Corp.*	6,996	256,543
Kennedy-Wilson Holdings, Inc.	7,658	184,405
Total Real Estate Services		1,100,929
Real Estate Operating Companies - 1.2%
Forest City Enterprises, Inc. — Class A*	12,331	270,419
Altisource Residential Corp.	16,948	210,325
Total Real Estate Operating Companies		480,744
Diversified Real Estate Activities - 1.0%
Brookfield Asset Management, Inc. — Class A	8,065	254,289

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Real Estate - 6.7% (continued)
Diversified Real Estate Activities - 1.0% (continued)
St. Joe Co.*	7,203	$133,328
Total Diversified Real Estate Activities		387,617
Real Estate Development - 0.6%
Howard Hughes Corp.*	2,118	239,673
Marine - 0.4%
Alexander & Baldwin, Inc.	4,170	147,243
Real Estate Management & Development - 0.4%
Xenia Hotels & Resorts, Inc.	9,406	144,194
Restaurants - 0.3%
Four Corners Property Trust, Inc.*	5,010	121,042
Total Real Estate		2,621,442
Diversified Financial Services - 0.6%
Real Estate Services - 0.6%
Altisource Portfolio Solutions S.A.*	7,938	220,756
Entertainment - 0.5%
Casinos & Gaming - 0.5%
Gaming and Leisure Properties, Inc.	7,053	196,073
Total Common Stocks
(Cost $34,019,326)		38,374,165

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.7%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	$263,616	263,616
Total Repurchase Agreement
(Cost $263,616)		263,616
Total Investments - 99.8%
(Cost $34,282,942)		$38,637,781
Other Assets & Liabilities, net - 0.2%		79,275
Total Net Assets - 100.0%		$38,717,056

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$38,374,165	$—	$—	$38,374,165
Repurchase Agreement	—	263,616	—	263,616
Total	$38,374,165	$263,616	$—	$38,637,781

For the period ended December 31, 2015, there were no transfers between levels.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Retail - 74.1%
Wal-Mart Stores, Inc.	24,089	$1,476,657
Home Depot, Inc.	10,065	1,331,096
CVS Health Corp.	11,018	1,077,229
Walgreens Boots Alliance, Inc.	11,606	988,309
Lowe's Companies, Inc.	11,347	862,826
Costco Wholesale Corp.	5,317	858,696
TJX Companies, Inc.	9,902	702,151
Target Corp.	9,394	682,098
L Brands, Inc.	5,577	534,388
O'Reilly Automotive, Inc.*	2,083	527,873
AutoZone, Inc.*	680	504,499
Ross Stores, Inc.	8,850	476,219
Dollar General Corp.	6,451	463,633
Dollar Tree, Inc.*	5,666	437,529
Ulta Salon Cosmetics & Fragrance, Inc.*	1,965	363,525
Macy's, Inc.	10,018	350,430
Tractor Supply Co.	4,072	348,156
Advance Auto Parts, Inc.	2,276	342,561
Best Buy Company, Inc.	10,975	334,189
CarMax, Inc.*	6,087	328,515
Signet Jewelers Ltd.	2,653	328,149
Tiffany & Co.	4,275	326,140
Kohl's Corp.	6,805	324,122
The Gap, Inc.	13,033	321,915
Nordstrom, Inc.	6,275	312,558
Foot Locker, Inc.	4,777	310,935
Bed Bath & Beyond, Inc.*	5,798	279,753
AutoNation, Inc.*	4,414	263,339
Express, Inc.*	14,890	257,299
Liberty Interactive Corporation QVC Group — Class A*	9,393	256,617
Staples, Inc.	26,517	251,116
Williams-Sonoma, Inc.	3,902	227,916
Michaels Companies, Inc.*	10,060	222,427
Rite Aid Corp.*	27,177	213,068
Dick's Sporting Goods, Inc.	5,767	203,864
Sally Beauty Holdings, Inc.*	7,126	198,744
Penske Automotive Group, Inc.	4,670	197,728
Jumei International Holding Ltd. ADR*	21,480	194,609
Burlington Stores, Inc.*	4,397	188,631
Cabela's, Inc.*	3,954	184,770
American Eagle Outfitters, Inc.	11,710	181,505
Restoration Hardware Holdings, Inc.*	2,280	181,146
Lithia Motors, Inc. — Class A	1,650	176,006
GameStop Corp. — Class A	6,218	174,353
CST Brands, Inc.	4,453	174,290
PriceSmart, Inc.	2,047	169,881
HSN, Inc.	3,257	165,032
Dillard's, Inc. — Class A	2,489	163,552
Urban Outfitters, Inc.*	7,169	163,095
GNC Holdings, Inc. — Class A	5,221	161,955
Sears Holdings Corp.*	7,856	161,519
Chico's FAS, Inc.	14,927	159,271
JC Penney Company, Inc.*	22,667	150,962
DSW, Inc. — Class A	6,130	146,262
Big Lots, Inc.	3,708	142,906
Group 1 Automotive, Inc.	1,867	141,332
Abercrombie & Fitch Co. — Class A	5,146	138,942
Asbury Automotive Group, Inc.*	2,060	138,926
Office Depot, Inc.*	23,779	134,114
Five Below, Inc.*	4,060	130,326
Mattress Firm Holding Corp.*	2,850	127,196
Buckle, Inc.	4,016	123,612
Guess?, Inc.	6,513	122,965
Genesco, Inc.*	2,087	118,604
Children's Place, Inc.	2,061	113,767
Caleres, Inc.	4,130	110,767
Vitamin Shoppe, Inc.*	3,001	98,133
Finish Line, Inc. — Class A	5,296	95,752
Conn's, Inc.*	3,890	91,298
Hibbett Sports, Inc.*	2,830	85,579
Men's Wearhouse, Inc.	5,691	83,544
Barnes & Noble, Inc.	9,245	80,524
Outerwall, Inc.	2,170	79,292
Ascena Retail Group, Inc.*	8,026	79,056
Pier 1 Imports, Inc.	15,109	76,905
Lumber Liquidators Holdings, Inc.*	3,750	65,100
Stage Stores, Inc.	5,840	53,202
Total Retail		22,814,950
Internet - 18.2%
Amazon.com, Inc.*	2,782	1,880,326
Priceline Group, Inc.*	647	824,892
Netflix, Inc.*	5,957	681,362
JD.com, Inc. ADR*	12,467	402,248
Expedia, Inc.	3,165	393,410
Ctrip.com International Ltd. ADR*	7,810	361,837
TripAdvisor, Inc.*	4,136	352,594
Vipshop Holdings Ltd. ADR*	18,928	289,031
Wayfair, Inc. — Class A*	4,270	203,337
Shutterfly, Inc.*	2,891	128,823
Groupon, Inc. — Class A*	32,690	100,358
Total Internet		5,618,218
Distribution & Wholesale - 3.3%
Genuine Parts Co.	4,263	366,149
LKQ Corp.*	10,763	318,908
Pool Corp.	2,420	195,488
Core-Mark Holding Company, Inc.	1,660	136,020
Total Distribution & Wholesale		1,016,565
Leisure Time - 1.3%
Qunar Cayman Islands Ltd. ADR*	4,670	246,295
Liberty TripAdvisor Holdings, Inc. — Class A*	4,940	149,880
Total Leisure Time		396,175
Commercial Services - 1.2%
Monro Muffler Brake, Inc.	2,340	154,955
Aaron's, Inc.	5,741	128,540
Rent-A-Center, Inc.	5,979	89,506
Total Commercial Services		373,001

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Food - 0.6%
Cia Brasileira de Distribuicao ADR	17,230	$181,260
Oil & Gas - 0.5%
Murphy USA, Inc.*	2,741	166,488
Home Furnishings - 0.3%
Select Comfort Corp.*	4,742	101,526
Total Common Stocks
(Cost $22,088,841)		30,668,183

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.6%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	$174,022	174,022
Total Repurchase Agreement
(Cost $174,022)		174,022
Total Investments - 100.1%
(Cost $22,262,863)		$30,842,205
Other Assets & Liabilities, net - (0.1)%		(31,676)
Total Net Assets - 100.0%		$30,810,529

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$30,668,183	$—	$—	$30,668,183
Repurchase Agreement	—	174,022	—	174,022
Total	$30,668,183	$174,022	$—	$30,842,205

For the period ended December 31, 2015, there were no transfers between levels.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 81.4%
Financial - 21.0%
CubeSmart	1,030	$31,538
Investors Bancorp, Inc.	2,153	26,783
CNO Financial Group, Inc.	1,345	25,676
MarketAxess Holdings, Inc.	225	25,108
Highwoods Properties, Inc.	565	24,633
First American Financial Corp.	669	24,016
Bank of the Ozarks, Inc.	469	23,197
Sovran Self Storage, Inc.	215	23,071
Western Alliance Bancorporation*	589	21,122
Umpqua Holdings Corp.	1,325	21,068
Sun Communities, Inc.	305	20,902
Webster Financial Corp.	546	20,306
Prosperity Bancshares, Inc.	421	20,149
EPR Properties	344	20,106
DCT Industrial Trust, Inc.	534	19,956
Healthcare Realty Trust, Inc.	698	19,766
Gramercy Property Trust	2,524	19,484
PrivateBancorp, Inc. — Class A	473	19,402
FirstMerit Corp.	997	18,594
MGIC Investment Corp.*	2,041	18,021
Stifel Financial Corp.*	409	17,325
RLJ Lodging Trust	795	17,196
LaSalle Hotel Properties	680	17,109
New Residential Investment Corp. REIT	1,386	16,853
Primerica, Inc.	355	16,767
Medical Properties Trust, Inc.	1,406	16,183
Wintrust Financial Corp.	331	16,060
RLI Corp.	260	16,054
Fulton Financial Corp.	1,223	15,911
Sunstone Hotel Investors, Inc.	1,254	15,662
United Bankshares, Inc.	418	15,462
Radian Group, Inc.	1,150	15,399
Cathay General Bancorp	480	15,038
CyrusOne, Inc.	399	14,943
First Industrial Realty Trust, Inc.	666	14,739
MB Financial, Inc.	452	14,631
Mack-Cali Realty Corp.	623	14,547
Urban Edge Properties	617	14,469
Blackhawk Network Holdings, Inc.*	326	14,413
Symetra Financial Corp.	452	14,360
FNB Corp.	1,051	14,020
Home BancShares, Inc.	344	13,939
BancorpSouth, Inc.	581	13,938
Pebblebrook Hotel Trust	495	13,870
Valley National Bancorp	1,397	13,760
National Health Investors, Inc.	226	13,757
Acadia Realty Trust	413	13,692
Washington Federal, Inc.	571	13,607
Texas Capital Bancshares, Inc.*	275	13,591
Ryman Hospitality Properties, Inc.	262	13,530
Kennedy-Wilson Holdings, Inc.	558	13,437
Colony Capital, Inc. — Class A	672	13,091
Kite Realty Group Trust	503	13,043
GEO Group, Inc.	448	12,952
Education Realty Trust, Inc.	340	12,879
IBERIABANK Corp.	230	12,666
Hudson Pacific Properties, Inc.	448	12,607
South State Corp.	173	12,447
Janus Capital Group, Inc.	883	12,441
Cousins Properties, Inc.	1,302	12,278
DuPont Fabros Technology, Inc.	380	12,080
Glacier Bancorp, Inc.	455	12,071
Equity One, Inc.	442	12,000
First Citizens BancShares, Inc. — Class A	46	11,876
Hancock Holding Co.	469	11,805
American Equity Investment Life Holding Co.	490	11,775
Sterling Bancorp	721	11,695
First Financial Bankshares, Inc.	386	11,646
DiamondRock Hospitality Co.	1,206	11,638
Selective Insurance Group, Inc.	343	11,518
Columbia Banking System, Inc.	346	11,248
New York REIT, Inc.	977	11,236
Evercore Partners, Inc. — Class A	207	11,192
Pinnacle Financial Partners, Inc.	216	11,094
Washington Real Estate Investment Trust	409	11,068
UMB Financial Corp.	236	10,986
BGC Partners, Inc. — Class A	1,101	10,801
CVB Financial Corp.	638	10,795
EastGroup Properties, Inc.	194	10,788
WisdomTree Investments, Inc.	685	10,741
Retail Opportunity Investments Corp.	598	10,704
Ellie Mae, Inc.*	177	10,661
Capitol Federal Financial, Inc.	845	10,613
Financial Engines, Inc.	311	10,471
National Penn Bancshares, Inc.	843	10,394
Alexander & Baldwin, Inc.	293	10,346
Xenia Hotels & Resorts, Inc.	670	10,271
Community Bank System, Inc.	257	10,265
PS Business Parks, Inc.	117	10,229
PRA Group, Inc.*	290	10,060
Argo Group International Holdings Ltd.	168	10,053
Lexington Realty Trust	1,235	9,880
Monogram Residential Trust, Inc.	1,000	9,760
Kemper Corp.	262	9,760
WageWorks, Inc.*	215	9,755
Old National Bancorp	703	9,533
Trustmark Corp.	406	9,354
Simmons First National Corp. — Class A	181	9,296
EverBank Financial Corp.	581	9,284
Provident Financial Services, Inc.	460	9,269
LTC Properties, Inc.	214	9,232
Invesco Mortgage Capital, Inc. REIT	741	9,181
Eagle Bancorp, Inc.*	180	9,085
Pennsylvania Real Estate Investment Trust	415	9,076

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Financial - 21.0% (continued)
Chesapeake Lodging Trust	359	$9,032
Physicians Realty Trust	524	8,835
Hilltop Holdings, Inc.*	458	8,803
First Midwest Bancorp, Inc.	469	8,644
American Assets Trust, Inc.	224	8,590
Astoria Financial Corp.	541	8,575
International Bancshares Corp.	326	8,378
Renasant Corp.	242	8,327
CoreSite Realty Corp.	146	8,281
Enstar Group Ltd.*	55	8,252
BBCN Bancorp, Inc.	479	8,248
Horace Mann Educators Corp.	247	8,195
Northwest Bancshares, Inc.	611	8,181
WesBanco, Inc.	269	8,075
Parkway Properties, Inc.	509	7,956
Sabra Health Care REIT, Inc.	392	7,930
Ramco-Gershenson Properties Trust	475	7,890
Aircastle Ltd.	376	7,855
BofI Holding, Inc.*	370	7,789
Hatteras Financial Corp. REIT	582	7,653
QTS Realty Trust, Inc. — Class A	168	7,578
Select Income REIT	376	7,452
Hersha Hospitality Trust	342	7,442
Potlatch Corp.	245	7,409
NBT Bancorp, Inc.	265	7,388
Essent Group Ltd.*	334	7,311
Independent Bank Corp.	157	7,304
ARMOUR Residential REIT, Inc.	333	7,246
STAG Industrial, Inc.	392	7,232
Great Western Bancorp, Inc.	249	7,226
Westamerica Bancorporation	154	7,200
LegacyTexas Financial Group, Inc.	286	7,156
Park National Corp.	79	7,148
Kearny Financial Corp.	562	7,121
HFF, Inc. — Class A	228	7,084
MBIA, Inc.*	1,080	6,998
Chemical Financial Corp.	203	6,957
PennyMac Mortgage Investment Trust	449	6,852
Union Bankshares Corp.	271	6,840
Third Point Reinsurance Ltd.*	508	6,812
CYS Investments, Inc.	950	6,774
Government Properties Income Trust REIT	423	6,713
Redwood Trust, Inc.	507	6,692
First Financial Bancorp	370	6,686
Beneficial Bancorp, Inc.*	498	6,633
Ameris Bancorp	194	6,594
Talmer Bancorp, Inc. — Class A	363	6,574
S&T Bancorp, Inc.	208	6,411
ServisFirst Bancshares, Inc.	134	6,369
FelCor Lodging Trust, Inc.	862	6,293
St. Joe Co.*	339	6,275
Summit Hotel Properties, Inc.	525	6,274
United Community Banks, Inc.	320	6,237
Apollo Commercial Real Estate Finance, Inc.	351	6,048
iStar, Inc.*	515	6,041
FCB Financial Holdings, Inc. — Class A*	168	6,012
WSFS Financial Corp.	184	5,954
Tompkins Financial Corp.	105	5,897
Terreno Realty Corp.	259	5,859
AMERISAFE, Inc.	114	5,803
First Merchants Corp.	228	5,796
Banner Corp.	126	5,778
TowneBank	273	5,698
Infinity Property & Casualty Corp.	69	5,674
Boston Private Financial Holdings, Inc.	500	5,670
STORE Capital Corp.	244	5,661
Inland Real Estate Corp.	528	5,607
Franklin Street Properties Corp.	540	5,589
United Fire Group, Inc.	144	5,517
Navigators Group, Inc.*	64	5,491
Rexford Industrial Realty, Inc.	333	5,448
FNFV Group*	481	5,402
National General Holdings Corp.	241	5,268
Employers Holdings, Inc.	192	5,242
Colony Starwood Homes	230	5,207
Berkshire Hills Bancorp, Inc.	178	5,182
New Senior Investment Group, Inc.	521	5,137
Safety Insurance Group, Inc.	91	5,131
Investors Real Estate Trust	737	5,122
Stewart Information Services Corp.	137	5,114
Capital Bank Financial Corp. — Class A	158	5,053
Capstead Mortgage Corp. REIT	577	5,043
Greenhill & Company, Inc.	176	5,035
Alexander's, Inc.	13	4,993
Wilshire Bancorp, Inc.	424	4,897
First Commonwealth Financial Corp.	534	4,843
Brookline Bancorp, Inc.	421	4,842
PHH Corp.*	298	4,828
Virtus Investment Partners, Inc.	41	4,816
Nelnet, Inc. — Class A	143	4,800
City Holding Co.	104	4,747
Chatham Lodging Trust	230	4,710
Lakeland Financial Corp.	101	4,709
Meridian Bancorp, Inc.	331	4,667
Walker & Dunlop, Inc.*	159	4,581
BNC Bancorp	180	4,568
Encore Capital Group, Inc.*	157	4,566
Maiden Holdings Ltd.	304	4,533
Hanmi Financial Corp.	191	4,531
State Bank Financial Corp.	215	4,521
Ocwen Financial Corp.*	646	4,503
Northfield Bancorp, Inc.	282	4,489
Universal Insurance Holdings, Inc.	192	4,451
Piper Jaffray Cos.*	109	4,404
Cardinal Financial Corp.	193	4,391
Oritani Financial Corp.	265	4,373
Customers Bancorp, Inc.*	160	4,355

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Financial - 21.0% (continued)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	230	$4,352
Universal Health Realty Income Trust	87	4,351
Yadkin Financial Corp.	172	4,329
American Capital Mortgage Investment Corp.	308	4,300
CenterState Banks, Inc.	273	4,272
Altisource Residential Corp.	344	4,269
Agree Realty Corp.	124	4,215
1st Source Corp.	131	4,044
First Potomac Realty Trust	353	4,024
Sandy Spring Bancorp, Inc.	148	3,990
Monmouth Real Estate Investment Corp.	380	3,975
United Financial Bancorp, Inc.	298	3,838
Flushing Financial Corp.	177	3,830
Ambac Financial Group, Inc.*	271	3,818
Dime Community Bancshares, Inc.	217	3,795
National Western Life Group, Inc. — Class A	15	3,779
TriCo Bancshares	136	3,732
Cohen & Steers, Inc.	122	3,719
FBL Financial Group, Inc. — Class A	58	3,691
Southside Bancshares, Inc.	152	3,651
American Residential Properties, Inc.	193	3,648
Cedar Realty Trust, Inc.	512	3,625
Cass Information Systems, Inc.	70	3,602
Washington Trust Bancorp, Inc.	91	3,596
Heartland Financial USA, Inc.	114	3,575
TrustCo Bank Corp. NY	572	3,512
New York Mortgage Trust, Inc. REIT	658	3,507
Investment Technology Group, Inc.	206	3,506
Central Pacific Financial Corp.	159	3,501
First NBC Bank Holding Co.*	92	3,440
First Interstate BancSystem, Inc. — Class A	118	3,430
Silver Bay Realty Trust Corp.	219	3,430
Heritage Financial Corp.	182	3,429
Diamond Hill Investment Group, Inc.	18	3,402
Enterprise Financial Services Corp.	120	3,402
ConnectOne Bancorp, Inc.	180	3,364
Stock Yards Bancorp, Inc.	89	3,363
Community Trust Bancorp, Inc.	94	3,286
Greenlight Capital Re Ltd. — Class A*	174	3,256
Heritage Insurance Holdings, Inc.	149	3,251
Urstadt Biddle Properties, Inc. — Class A	168	3,232
Walter Investment Management Corp.*	227	3,228
Rouse Properties, Inc.	220	3,203
Banc of California, Inc.	218	3,187
Ashford Hospitality Trust, Inc.	502	3,168
CareTrust REIT, Inc.	289	3,165
KCG Holdings, Inc. — Class A*	257	3,164
Nationstar Mortgage Holdings, Inc.*	236	3,155
Waterstone Financial, Inc.	221	3,116
German American Bancorp, Inc.	93	3,099
Moelis & Co. — Class A	106	3,093
Bryn Mawr Bank Corp.	107	3,073
International. FCStone, Inc.*	91	3,045
Saul Centers, Inc.	59	3,025
First Busey Corp.	145	2,991
Ashford Hospitality Prime, Inc.	206	2,987
MainSource Financial Group, Inc.	130	2,974
Ladder Capital Corp. — Class A	239	2,968
CoBiz Financial, Inc.	218	2,926
Resource Capital Corp.	229	2,922
HomeStreet, Inc.*	133	2,887
Flagstar Bancorp, Inc.*	124	2,866
Great Southern Bancorp, Inc.	63	2,851
HomeTrust Bancshares, Inc.*	136	2,754
Anworth Mortgage Asset Corp.	631	2,745
Pacific Premier Bancorp, Inc.*	129	2,741
Bridge Bancorp, Inc.	89	2,708
Clifton Bancorp, Inc.	188	2,696
CatchMark Timber Trust, Inc. — Class A	238	2,692
Lakeland Bancorp, Inc.	228	2,688
Dynex Capital, Inc.	418	2,654
RE/MAX Holdings, Inc. — Class A	71	2,648
Getty Realty Corp.	154	2,641
Campus Crest Communities, Inc.*	388	2,638
NewBridge Bancorp	216	2,631
Virtu Financial, Inc. — Class A	115	2,604
Blue Hills Bancorp, Inc.	169	2,587
BancFirst Corp.	44	2,579
Western Asset Mortgage Capital Corp. REIT	252	2,575
Cowen Group, Inc. — Class A*	669	2,562
CU Bancorp*	101	2,561
First of Long Island Corp.	85	2,550
Federated National Holding Co.	85	2,513
Mercantile Bank Corp.	102	2,503
Univest Corporation of Pennsylvania	118	2,461
InfraREIT, Inc.	131	2,424
Westwood Holdings Group, Inc.	46	2,396
Marcus & Millichap, Inc.*	82	2,389
National Storage Affiliates Trust	139	2,381
Financial Institutions, Inc.	85	2,380
Fidelity Southern Corp.	106	2,365
Anchor BanCorp Wisconsin, Inc.*	54	2,350
Opus Bank	63	2,329
Preferred Bank/Los Angeles CA	70	2,311

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Financial - 21.0% (continued)
Apollo Residential Mortgage, Inc.	192	$2,294
First Financial Corp.	67	2,276
First BanCorp*	699	2,272
OM Asset Management plc	148	2,269
Real Industry, Inc.*	281	2,256
First Bancorp	120	2,249
Metro Bancorp, Inc.	71	2,228
Forestar Group, Inc.*	202	2,210
Stonegate Bank	67	2,202
Altisource Portfolio Solutions S.A.*	79	2,197
AG Mortgage Investment Trust, Inc.	171	2,196
Citizens, Inc.*	295	2,192
Bank Mutual Corp.	280	2,184
Seacoast Banking Corporation of Florida*	143	2,142
First Defiance Financial Corp.	56	2,116
Independent Bank Corp.	138	2,102
HCI Group, Inc.	60	2,091
Arlington Asset Investment Corp. — Class A	158	2,090
Peoples Bancorp, Inc.	110	2,072
Meta Financial Group, Inc.	45	2,067
NMI Holdings, Inc. — Class A*	300	2,031
United Development Funding IV	184	2,024
Preferred Apartment Communities, Inc. — Class A	154	2,014
Suffolk Bancorp	71	2,013
Southwest Bancorp, Inc.	115	2,010
Territorial Bancorp, Inc.	72	1,997
National Bankshares, Inc.	56	1,990
Federal Agricultural Mortgage Corp. — Class C	63	1,989
Camden National Corp.	45	1,984
Park Sterling Corp.	271	1,984
Houlihan Lokey, Inc.	75	1,966
OFG Bancorp	268	1,962
Peapack Gladstone Financial Corp.	95	1,959
Whitestone REIT — Class B	162	1,946
Gladstone Commercial Corp.	133	1,940
Horizon Bancorp	69	1,929
Bank of Marin Bancorp	36	1,922
West Bancorporation, Inc.	97	1,916
First Community Bancshares, Inc.	102	1,900
Armada Hoffler Properties, Inc.	178	1,865
Ares Commercial Real Estate Corp.	163	1,865
Independent Bank Group, Inc.	58	1,856
State Auto Financial Corp.	90	1,853
State National Companies, Inc.	187	1,834
Arrow Financial Corp.	67	1,820
Trupanion, Inc.*	186	1,815
TriState Capital Holdings, Inc.*	128	1,791
United Insurance Holdings Corp.	103	1,761
Ladenburg Thalmann Financial Services, Inc.*	634	1,750
Heritage Commerce Corp.	146	1,746
Pacific Continental Corp.	117	1,741
United Community Financial Corp.	295	1,741
Fidelity & Guaranty Life	68	1,725
Triumph Bancorp, Inc.*	104	1,716
Peoples Financial Services Corp.	45	1,714
QCR Holdings, Inc.	70	1,700
OneBeacon Insurance Group Ltd. — Class A	137	1,700
First Connecticut Bancorp, Inc.	96	1,671
One Liberty Properties, Inc.	76	1,631
OceanFirst Financial Corp.	80	1,602
World Acceptance Corp.*	43	1,595
Republic Bancorp, Inc. — Class A	60	1,585
GAIN Capital Holdings, Inc.	194	1,573
CNB Financial Corp.	87	1,569
Orchid Island Capital, Inc.	155	1,539
Citizens & Northern Corp.	73	1,533
NexPoint Residential Trust, Inc.	114	1,492
Guaranty Bancorp	90	1,489
RAIT Financial Trust	546	1,474
Independence Realty Trust, Inc.	194	1,457
Global Indemnity plc — Class A*	50	1,451
UMH Properties, Inc.	142	1,437
MidWestOne Financial Group, Inc.	47	1,429
Fox Chase Bancorp, Inc.	70	1,420
Easterly Government Properties, Inc.	82	1,409
FRP Holdings, Inc.*	41	1,392
BankFinancial Corp.	110	1,389
Old Second Bancorp, Inc.*	177	1,388
Consolidated-Tomoka Land Co.	26	1,370
Baldwin & Lyons, Inc. — Class B	57	1,370
Ames National Corp.	56	1,360
American National Bankshares, Inc.	53	1,357
Bluerock Residential Growth REIT, Inc.	113	1,339
First Bancorp, Inc.	65	1,331
Charter Financial Corp.	100	1,321
Acacia Research Corp.	307	1,317
Heritage Oaks Bancorp	163	1,306
NewStar Financial, Inc.*	145	1,302
First Business Financial Services, Inc.	52	1,301
Bancorp, Inc.*	202	1,287
Farmers Capital Bank Corp.*	46	1,247
Bar Harbor Bankshares	36	1,239
Sierra Bancorp	70	1,236
Atlas Financial Holdings, Inc.*	62	1,234
Penns Woods Bancorp, Inc.	29	1,231
PennyMac Financial Services, Inc. — Class A*	80	1,229
Sun Bancorp, Inc.*	58	1,197
EMC Insurance Group, Inc.	47	1,189
Enova International, Inc.*	179	1,183

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Financial - 21.0% (continued)
GAMCO Investors, Inc. — Class A	38	$1,180
Associated Capital Group, Inc. — Class A*	38	1,159
National Interstate Corp.	43	1,148
BSB Bancorp, Inc.*	49	1,146
Regional Management Corp.*	74	1,145
Cascade Bancorp*	186	1,129
Hingham Institution for Savings	9	1,078
eHealth, Inc.*	108	1,078
Oppenheimer Holdings, Inc. — Class A	62	1,078
CorEnergy Infrastructure Trust, Inc.	72	1,068
Enterprise Bancorp, Inc.	46	1,051
Calamos Asset Management, Inc. — Class A	107	1,036
Franklin Financial Network, Inc.*	33	1,036
Capital City Bank Group, Inc.	65	998
CommunityOne Bancorp*	74	997
Hallmark Financial Services, Inc.*	85	994
Impac Mortgage Holdings, Inc.*	52	936
Merchants Bancshares, Inc.	29	913
Century Bancorp, Inc. — Class A	21	913
Crawford & Co. — Class B	171	908
National Commerce Corp.*	36	902
Green Bancorp, Inc.*	86	901
Access National Corp.	44	900
C1 Financial, Inc.*	37	896
Bear State Financial, Inc.*	80	866
Kansas City Life Insurance Co.	22	842
Marlin Business Services Corp.	52	835
On Deck Capital, Inc.*	70	721
Donegal Group, Inc. — Class A	51	718
Pzena Investment Management, Inc. — Class A	76	654
RMR Group, Inc. — Class A*	42	607
Independence Holding Co.	42	582
Stonegate Mortgage Corp.*	88	480
Allegiance Bancshares, Inc.*	18	426
Live Oak Bancshares, Inc.	29	412
Hampton Roads Bankshares, Inc.*	206	379
Ashford, Inc.*	6	320
Great Ajax Corp.	26	315
Equity Bancshares, Inc. — Class A*	13	304
People's Utah Bancorp	17	293
BBX Capital Corp. — Class A*	16	250
ZAIS Group Holdings, Inc.*	23	213
Medley Management, Inc. — Class A	36	205
CIFC LLC	36	201
JG Wentworth Co. — Class A*	87	157
Fifth Street Asset Management, Inc.	36	117
RCS Capital Corp. — Class A*	296	90
Altisource Asset Management Corp.*	5	86
6D Global Technologies, Inc.*,†††	61	–
Total Financial		2,661,304
Consumer, Non-cyclical –18.9%
STERIS plc	513	38,650
Dyax Corp.*	876	32,954
Neurocrine Biosciences, Inc.*	514	29,076
Anacor Pharmaceuticals, Inc.*	248	28,016
Ultragenyx Pharmaceutical, Inc.*	236	26,473
West Pharmaceutical Services, Inc.	432	26,014
Amsurg Corp. — Class A*	324	24,625
Euronet Worldwide, Inc.*	322	23,323
Post Holdings, Inc.*	370	22,829
ABIOMED, Inc.*	251	22,661
PAREXEL International Corp.*	332	22,616
WellCare Health Plans, Inc.*	270	21,117
Heartland Payment Systems, Inc.	220	20,860
TreeHouse Foods, Inc.*	258	20,243
Team Health Holdings, Inc.*	445	19,532
HealthSouth Corp.	551	19,180
Impax Laboratories, Inc.*	431	18,429
Myriad Genetics, Inc.*	418	18,040
ACADIA Pharmaceuticals, Inc.*	479	17,076
Pacira Pharmaceuticals, Inc.*	220	16,893
Deluxe Corp.	300	16,361
Prestige Brands Holdings, Inc.*	314	16,164
Helen of Troy Ltd.*	171	16,117
Cimpress N.V.*	197	15,985
LivaNova plc*	267	15,852
Cepheid*	432	15,781
NuVasive, Inc.*	290	15,692
Portola Pharmaceuticals, Inc.*	300	15,435
Chemed Corp.	103	15,430
Bright Horizons Family Solutions, Inc.*	225	15,030
Healthcare Services Group, Inc.	430	14,994
Medicines Co.*	399	14,898
Lancaster Colony Corp.	127	14,663
Catalent, Inc.*	580	14,516
Molina Healthcare, Inc.*	236	14,191
On Assignment, Inc.*	311	13,979
United Natural Foods, Inc.*	348	13,698
Owens & Minor, Inc.	380	13,672
Novavax, Inc.*	1,610	13,508
Nektar Therapeutics*	791	13,327
Wright Medical Group N.V.*	536	12,960
Insulet Corp.*	342	12,931
Prothena Corporation plc*	188	12,805
Cantel Medical Corp.	206	12,801
Boston Beer Company, Inc. — Class A*	63	12,720
Monro Muffler Brake, Inc.	192	12,714
Neogen Corp.*	224	12,660
Advisory Board Co.*	255	12,650
Magellan Health, Inc.*	202	12,455
SUPERVALU, Inc.*	1,832	12,420

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Consumer, Non-cyclical –18.9% (continued)
CEB, Inc.	200	$12,278
B&G Foods, Inc.	349	12,222
Radius Health, Inc.*	198	12,185
Vector Group Ltd.	515	12,149
Sanderson Farms, Inc.	155	12,016
Ligand Pharmaceuticals, Inc. — Class B*	107	11,601
Integra LifeSciences Holdings Corp.*	171	11,590
Globus Medical, Inc. — Class A*	413	11,490
Grand Canyon Education, Inc.*	283	11,354
Ophthotech Corp.*	143	11,230
Halozyme Therapeutics, Inc.*	637	11,039
Acorda Therapeutics, Inc.*	258	11,037
Masimo Corp.*	262	10,876
Kite Pharma, Inc.*	174	10,722
Matthews International Corp. — Class A	198	10,583
J&J Snack Foods Corp.	90	10,500
Darling Ingredients, Inc.*	993	10,446
Sarepta Therapeutics, Inc.*	269	10,378
Snyder's-Lance, Inc.	294	10,084
Korn/Ferry International	303	10,054
Haemonetics Corp.*	311	10,027
Air Methods Corp.*	236	9,896
Dean Foods Co.	567	9,724
DeVry Education Group, Inc.	383	9,694
Sotheby's	374	9,634
Celldex Therapeutics, Inc.*	614	9,628
ABM Industries, Inc.	337	9,594
ICU Medical, Inc.*	85	9,586
Natus Medical, Inc.*	198	9,514
Halyard Health, Inc.*	280	9,355
Cardtronics, Inc.*	270	9,085
AMN Healthcare Services, Inc.*	286	8,880
Cambrex Corp.*	188	8,853
Ironwood Pharmaceuticals, Inc. — Class A*	758	8,785
FibroGen, Inc.*	288	8,775
Cal-Maine Foods, Inc.	188	8,712
WD-40 Co.	88	8,681
FTI Consulting, Inc.*	250	8,665
Intra-Cellular Therapies, Inc.*	159	8,553
Brink's Co.	293	8,456
NxStage Medical, Inc.*	381	8,348
Huron Consulting Group, Inc.*	139	8,257
Travelport Worldwide Ltd.	635	8,192
LifeLock, Inc.*	568	8,151
Greatbatch, Inc.*	154	8,085
TherapeuticsMD, Inc.*	765	7,933
Fresh Del Monte Produce, Inc.	201	7,815
ExamWorks Group, Inc.*	289	7,687
Universal Corp.	137	7,683
Exelixis, Inc.*	1,356	7,648
Achillion Pharmaceuticals, Inc.*	707	7,629
Abaxis, Inc.	136	7,572
Select Medical Holdings Corp.	632	7,527
Diplomat Pharmacy, Inc.*	218	7,460
TESARO, Inc.*	141	7,377
Emergent BioSolutions, Inc.*	183	7,322
CONMED Corp.	166	7,312
ImmunoGen, Inc.*	519	7,043
Kindred Healthcare, Inc.	583	6,944
Ensign Group, Inc.	306	6,925
Amicus Therapeutics, Inc.*	697	6,761
Nevro Corp.*	100	6,751
Insmed, Inc.*	370	6,716
Amedisys, Inc.*	170	6,684
EVERTEC, Inc.	396	6,629
PTC Therapeutics, Inc.*	204	6,610
HMS Holdings Corp.*	532	6,565
Depomed, Inc.*	361	6,545
TrueBlue, Inc.*	252	6,492
Lannett Company, Inc.*	160	6,419
PharMerica Corp.*	183	6,405
Acceleron Pharma, Inc.*	131	6,388
ARIAD Pharmaceuticals, Inc.*	1,006	6,288
AMAG Pharmaceuticals, Inc.*	208	6,280
Analogic Corp.	75	6,195
Diamond Foods, Inc.*	160	6,168
Cempra, Inc.*	198	6,164
MiMedx Group, Inc.*	654	6,128
Fresh Market, Inc.*	259	6,066
Multi-Color Corp.	101	6,041
Cynosure, Inc. — Class A*	134	5,986
ZIOPHARM Oncology, Inc.*	714	5,933
MacroGenics, Inc.*	190	5,884
Clovis Oncology, Inc.*	167	5,845
Seaboard Corp.*	2	5,789
Momenta Pharmaceuticals, Inc.*	381	5,654
Five Prime Therapeutics, Inc.*	136	5,644
Insperity, Inc.	117	5,634
Tumi Holdings, Inc.*	338	5,621
Repligen Corp.*	198	5,601
Relypsa, Inc.*	196	5,555
Zeltiq Aesthetics, Inc.*	194	5,535
Luminex Corp.*	258	5,519
Merrimack Pharmaceuticals, Inc.*	695	5,491
HealthEquity, Inc.*	218	5,465
PRA Health Sciences, Inc.*	120	5,432
Theravance, Inc.	511	5,386
Andersons, Inc.	170	5,377
Dynavax Technologies Corp.*	221	5,339
Exact Sciences Corp.*	577	5,326
HeartWare International, Inc.*	104	5,242
Surgical Care Affiliates, Inc.*	130	5,175
Meridian Bioscience, Inc.	251	5,151
Coca-Cola Bottling Company Consolidated	28	5,111
Merit Medical Systems, Inc.*	265	4,926
SpartanNash Co.	227	4,912
McGrath RentCorp	191	4,811
Sage Therapeutics, Inc.*	82	4,781
TriNet Group, Inc.*	247	4,779
Rent-A-Center, Inc.	319	4,775
Pacific Biosciences of California, Inc.*	363	4,766
ACCO Brands Corp.*	661	4,713

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Consumer, Non-cyclical –18.9% (continued)
Affymetrix, Inc.*	465	$4,692
Heron Therapeutics, Inc.*	175	4,673
Navigant Consulting, Inc.*	290	4,657
Alder Biopharmaceuticals, Inc.*	141	4,657
Eagle Pharmaceuticals, Inc.*	52	4,611
Geron Corp.*	950	4,598
NewLink Genetics Corp.*	125	4,549
Green Dot Corp. — Class A*	276	4,532
BioCryst Pharmaceuticals, Inc.*	437	4,510
Orthofix International N.V.*	113	4,431
Calavo Growers, Inc.	89	4,361
Apollo Education Group, Inc. — Class A*	567	4,349
USANA Health Sciences, Inc.*	34	4,343
ICF International, Inc.*	117	4,161
Insys Therapeutics, Inc.*	142	4,065
Retrophin, Inc.*	210	4,051
US Physical Therapy, Inc.	75	4,026
Endologix, Inc.*	406	4,019
Team, Inc.*	125	3,995
Strayer Education, Inc.*	66	3,968
Anika Therapeutics, Inc.*	101	3,854
Providence Service Corp.*	82	3,847
Spectranetics Corp.*	255	3,840
AtriCure, Inc.*	171	3,837
Sangamo BioSciences, Inc.*	419	3,825
LDR Holding Corp.*	152	3,817
Paylocity Holding Corp.*	94	3,812
Inogen, Inc.*	95	3,809
Weight Watchers International, Inc.*	166	3,785
Incorporated Research Holdings, Inc. — Class A*	78	3,784
Genomic Health, Inc.*	107	3,766
NutriSystem, Inc.	174	3,765
Revance Therapeutics, Inc.*	110	3,758
Kforce, Inc.	148	3,741
Omeros Corp.*	237	3,728
National Healthcare Corp.	60	3,702
Resources Connection, Inc.	226	3,693
Capital Senior Living Corp.*	177	3,692
Quidel Corp.*	173	3,668
Cerus Corp.*	573	3,621
Boulder Brands, Inc.*	329	3,612
RPX Corp.*	326	3,586
Array BioPharma, Inc.*	848	3,579
Vascular Solutions, Inc.*	104	3,577
Akebia Therapeutics, Inc.*	274	3,540
Tootsie Roll Industries, Inc.	112	3,538
LHC Group, Inc.*	78	3,533
Ingles Markets, Inc. — Class A	80	3,526
Hanger, Inc.*	212	3,487
PDL BioPharma, Inc.	985	3,487
Central Garden & Pet Co. — Class A*	255	3,468
Triple-S Management Corp. — Class B*	145	3,467
Atrion Corp.	9	3,431
Viad Corp.	121	3,416
Synergy Pharmaceuticals, Inc.*	601	3,408
LendingTree, Inc.*	38	3,393
Invacare Corp.	195	3,391
Capella Education Co.	73	3,374
Esperion Therapeutics, Inc.*	150	3,339
Lexicon Pharmaceuticals, Inc.*	250	3,328
Coherus Biosciences, Inc.*	142	3,260
Dermira, Inc.*	94	3,253
Accuray, Inc.*	475	3,206
Cross Country Healthcare, Inc.*	194	3,180
Enanta Pharmaceuticals, Inc.*	96	3,170
Keryx Biopharmaceuticals, Inc.*	623	3,146
National Beverage Corp.*	69	3,135
Monster Worldwide, Inc.*	547	3,134
Phibro Animal Health Corp. — Class A	104	3,134
Rockwell Medical, Inc.*	303	3,103
Aerie Pharmaceuticals, Inc.*	123	2,995
Heidrick & Struggles International, Inc.	110	2,994
Ennis, Inc.	155	2,984
Albany Molecular Research, Inc.*	149	2,958
CBIZ, Inc.*	298	2,938
Weis Markets, Inc.	66	2,924
Omega Protein Corp.*	131	2,908
Inovio Pharmaceuticals, Inc.*	432	2,903
Kelly Services, Inc. — Class A	179	2,891
Cardiovascular Systems, Inc.*	191	2,888
Sorrento Therapeutics, Inc.*	325	2,831
Theravance Biopharma, Inc.*	171	2,803
Epizyme, Inc.*	174	2,787
Supernus Pharmaceuticals, Inc.*	207	2,782
Accelerate Diagnostics, Inc.*	129	2,772
Arena Pharmaceuticals, Inc.*	1,455	2,765
Carriage Services, Inc. — Class A	114	2,747
SciClone Pharmaceuticals, Inc.*	298	2,742
Amphastar Pharmaceuticals, Inc.*	191	2,718
John B Sanfilippo & Son, Inc.	50	2,702
Atara Biotherapeutics, Inc.*	102	2,694
Smart & Final Stores, Inc.*	146	2,659
Sucampo Pharmaceuticals, Inc. — Class A*	150	2,594
Progenics Pharmaceuticals, Inc.*	419	2,568
TG Therapeutics, Inc.*	213	2,541
Wausau Paper Corp.	247	2,527
NeoGenomics, Inc.*	321	2,526
Raptor Pharmaceutical Corp.*	484	2,517
Xencor, Inc.*	171	2,500
Otonomy, Inc.*	90	2,498
Chimerix, Inc.*	274	2,452
Universal American Corp.	349	2,443
SP Plus Corp.*	102	2,438
Spectrum Pharmaceuticals, Inc.*	403	2,430
Inter Parfums, Inc.	102	2,430
Healthways, Inc.*	186	2,394
Vanda Pharmaceuticals, Inc.*	252	2,346

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Consumer, Non-cyclical –18.9% (continued)
Infinity Pharmaceuticals, Inc.*	295	$2,316
Hackett Group, Inc.	144	2,313
Performance Food Group Co.*	100	2,314
OncoMed Pharmaceuticals, Inc.*	102	2,299
CorVel Corp.*	52	2,284
XenoPort, Inc.*	411	2,256
James River Group Holdings Ltd.	67	2,247
La Jolla Pharmaceutical Co.*	83	2,241
Intersect ENT, Inc.*	99	2,228
Teligent, Inc.*	249	2,216
Arrowhead Research Corp.*	358	2,202
Cytokinetics, Inc.*	209	2,186
OraSure Technologies, Inc.*	339	2,183
Zogenix, Inc.*	148	2,182
Mirati Therapeutics, Inc.*	69	2,180
Tetraphase Pharmaceuticals, Inc.*	217	2,177
Spark Therapeutics, Inc.*	48	2,175
American Public Education, Inc.*	116	2,159
MannKind Corp.*	1,483	2,150
Ocata Therapeutics, Inc.*	253	2,130
ANI Pharmaceuticals, Inc.*	47	2,121
Sagent Pharmaceuticals, Inc.*	133	2,116
K2M Group Holdings, Inc.*	107	2,112
Catalyst Pharmaceuticals, Inc.*	861	2,109
Organovo Holdings, Inc.*	844	2,102
Foamix Pharmaceuticals Ltd.*	258	2,092
Lion Biotechnologies, Inc.*	271	2,092
Agenus, Inc.*	460	2,088
Civeo Corp.*	1,459	2,072
Adeptus Health, Inc. — Class A*	37	2,017
Civitas Solutions, Inc.*	70	2,015
Concert Pharmaceuticals, Inc.*	106	2,011
Cara Therapeutics, Inc.*	119	2,006
Trevena, Inc.*	191	2,006
Medifast, Inc.	65	1,975
GenMark Diagnostics, Inc.*	254	1,971
Surgery Partners, Inc.*	95	1,947
MGP Ingredients, Inc.	75	1,946
Curis, Inc.*	668	1,944
Revlon, Inc. — Class A*	69	1,921
Landauer, Inc.	58	1,909
CryoLife, Inc.	177	1,908
BioTelemetry, Inc.*	162	1,892
Chefs' Warehouse, Inc.*	113	1,885
Corcept Therapeutics, Inc.*	371	1,848
AngioDynamics, Inc.*	152	1,845
Advaxis, Inc.*	182	1,831
Barrett Business Services, Inc.	42	1,829
Karyopharm Therapeutics, Inc.*	138	1,829
Seres Therapeutics, Inc.*	52	1,825
Ardelyx, Inc.*	100	1,812
K12, Inc.*	203	1,786
Adamas Pharmaceuticals, Inc.*	63	1,784
Immunomedics, Inc.*	581	1,784
Everi Holdings, Inc.*	396	1,738
Anthera Pharmaceuticals, Inc.*	373	1,731
Ignyta, Inc.*	129	1,729
Forrester Research, Inc.	60	1,709
Versartis, Inc.*	135	1,673
STAAR Surgical Co.*	234	1,671
Almost Family, Inc.*	43	1,644
ServiceSource International, Inc.*	354	1,632
Oncothyreon, Inc.*	725	1,610
Quad/Graphics, Inc.	173	1,609
Rigel Pharmaceuticals, Inc.*	529	1,603
Flexion Therapeutics, Inc.*	83	1,599
Tejon Ranch Co.*	83	1,589
CSS Industries, Inc.	56	1,589
Idera Pharmaceuticals, Inc.*	514	1,588
SurModics, Inc.*	78	1,581
Natural Health Trends Corp.	47	1,576
Loxo Oncology, Inc.*	55	1,565
CTI BioPharma Corp.*	1,271	1,563
Elizabeth Arden, Inc.*	157	1,554
Axovant Sciences Ltd.*	85	1,533
Aegerion Pharmaceuticals, Inc.*	151	1,525
Farmer Brothers Co.*	47	1,517
Foundation Medicine, Inc.*	72	1,516
Penumbra, Inc.*	28	1,507
Durect Corp.*	677	1,496
Regulus Therapeutics, Inc.*	170	1,482
Career Education Corp.*	408	1,481
Blueprint Medicines Corp.*	56	1,475
Vital Therapies, Inc.*	128	1,475
Vitae Pharmaceuticals, Inc.*	80	1,448
Great Lakes Dredge & Dock Corp.*	363	1,437
Cutera, Inc.*	112	1,432
Galena Biopharma, Inc.*	972	1,429
Aduro Biotech, Inc.*	50	1,407
Peregrine Pharmaceuticals, Inc.*	1,201	1,405
Oxford Immunotec Global plc*	121	1,392
Global Blood Therapeutics, Inc.*	43	1,390
BioTime, Inc.*	339	1,390
Paratek Pharmaceuticals, Inc.*	73	1,385
OvaScience, Inc.*	141	1,378
RTI Surgical, Inc.*	344	1,366
Immune Design Corp.*	68	1,365
ChemoCentryx, Inc.*	168	1,361
Ascent Capital Group, Inc. — Class A*	80	1,337
Seneca Foods Corp. — Class A*	46	1,333
BioDelivery Sciences International, Inc.*	278	1,332
Nutraceutical International Corp.*	51	1,317
Vectrus, Inc.*	63	1,316
Heska Corp.*	34	1,315
BioSpecifics Technologies Corp.*	30	1,289
Utah Medical Products, Inc.	22	1,288
RadNet, Inc.*	207	1,279
Cellular Biomedicine Group, Inc.*	59	1,268

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Consumer, Non-cyclical –18.9% (continued)
Tandem Diabetes Care, Inc.*	107	$1,264
Aimmune Therapeutics, Inc.*	68	1,255
Franklin Covey Co.*	74	1,239
Pfenex, Inc.*	99	1,226
LeMaitre Vascular, Inc.	71	1,225
Navidea Biopharmaceuticals, Inc.*	906	1,205
Osiris Therapeutics, Inc.	115	1,194
NanoString Technologies, Inc.*	81	1,192
POZEN, Inc.*	174	1,188
Collegium Pharmaceutical, Inc.*	43	1,183
Sequenom, Inc.*	710	1,164
InVivo Therapeutics Holdings Corp.*	160	1,152
Novocure Ltd.*	51	1,140
Village Super Market, Inc. — Class A	43	1,133
Antares Pharma, Inc.*	930	1,125
Avalanche Biotechnologies, Inc.*	118	1,123
CPI Card Group, Inc.*	104	1,109
Exactech, Inc.*	61	1,107
MoneyGram International, Inc.*	176	1,104
ARC Document Solutions, Inc.*	245	1,083
Applied Genetic Technologies Corp.*	53	1,081
Dicerna Pharmaceuticals, Inc.*	91	1,080
Natural Grocers by Vitamin Cottage, Inc.*	53	1,080
ConforMIS, Inc.*	62	1,072
Orexigen Therapeutics, Inc.*	616	1,060
CytRx Corp.*	398	1,055
Amplify Snack Brands, Inc.*	90	1,037
Limoneira Co.	69	1,031
CRA International, Inc.*	55	1,026
Bellicum Pharmaceuticals, Inc.*	50	1,014
Glaukos Corp.*	41	1,012
Teladoc, Inc.*	56	1,006
Aratana Therapeutics, Inc.*	179	999
Senomyx, Inc.*	264	995
Trovagene, Inc.*	178	961
Tokai Pharmaceuticals, Inc.*	110	959
CytomX Therapeutics, Inc.*	45	939
Addus HomeCare Corp.*	40	931
National Research Corp. — Class A	58	930
Electro Rent Corp.	101	929
PFSweb, Inc.*	72	927
Aclaris Therapeutics, Inc.*	34	916
AAC Holdings, Inc.*	48	915
Northwest Biotherapeutics, Inc.*	282	902
Endocyte, Inc.*	225	902
Alico, Inc.	23	890
Liberty Tax, Inc.	37	882
SeaSpine Holdings Corp.*	51	876
Ocular Therapeutix, Inc.*	90	843
Chiasma, Inc.*	43	842
Inventure Foods, Inc.*	118	838
Five Star Quality Care, Inc.*	260	827
Care.com, Inc.*	115	823
Medgenics, Inc.*	134	807
Alarm.com Holdings, Inc.*	48	801
Second Sight Medical Products, Inc.*	135	795
Bridgepoint Education, Inc.*	102	776
Pernix Therapeutics Holdings, Inc.*	262	773
Genesis Healthcare, Inc.*	222	770
Affimed N.V.*	105	748
Voyager Therapeutics, Inc.*	34	745
REGENXBIO, Inc.*	44	730
XOMA Corp.*	549	730
BioScrip, Inc.*	413	723
Fibrocell Science, Inc.*	157	714
Proteon Therapeutics, Inc.*	46	713
T2 Biosystems, Inc.*	64	700
Harvard Bioscience, Inc.*	201	697
Genocea Biosciences, Inc.*	130	685
NantKwest, Inc.*	39	676
Collectors Universe, Inc.	43	667
TransEnterix, Inc.*	268	665
Nature's Sunshine Products, Inc.	65	658
Natera, Inc.*	60	648
Assembly Biosciences, Inc.*	86	646
Edge Therapeutics, Inc.*	51	638
VIVUS, Inc.*	625	638
Zafgen, Inc.*	99	623
Agile Therapeutics, Inc.*	63	615
Synutra International, Inc.*	128	603
Stemline Therapeutics, Inc.*	95	599
Universal Technical Institute, Inc.	126	587
Veracyte, Inc.*	81	583
CDI Corp.	86	581
MyoKardia, Inc.*	38	557
Entellus Medical, Inc.*	33	556
Nobilis Health Corp.*	192	541
Corium International, Inc.*	64	520
Craft Brew Alliance, Inc.*	62	519
Cidara Therapeutics, Inc.*	30	515
Calithera Biosciences, Inc.*	67	513
iRadimed Corp.*	18	505
Pendrell Corp.*	998	500
Neff Corp. — Class A*	63	483
Neos Therapeutics, Inc.*	33	473
Volt Information Sciences, Inc.*	57	464
Alimera Sciences, Inc.*	183	443
CorMedix, Inc.*	206	418
Dimension Therapeutics, Inc.*	34	384
Cambium Learning Group, Inc.*	78	378
Invitae Corp.*	45	369
Alliance HealthCare Services, Inc.*	40	367
Verastem, Inc.*	194	361
aTyr Pharma, Inc.*	36	354
Unilife Corp.*	696	345
Patriot National, Inc.*	50	336
EndoChoice Holdings, Inc.*	40	334
Lifeway Foods, Inc.*	29	322

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Consumer, Non-cyclical –18.9% (continued)
Sientra, Inc.*	49	$290
Carbylan Therapeutics, Inc.*	74	268
XBiotech, Inc.*	24	261
vTv Therapeutics, Inc. — Class A*	37	252
Lantheus Holdings, Inc.*	74	250
Asterias Biotherapeutics, Inc.*	63	248
Invuity, Inc.*	28	247
Nivalis Therapeutics, Inc.*	30	232
Abeona Therapeutics, Inc.*	68	228
Catabasis Pharmaceuticals, Inc.*	27	214
Zynerba Pharmaceuticals, Inc.*	21	211
Synta Pharmaceuticals Corp.*	546	192
Threshold Pharmaceuticals, Inc.*	384	184
Tobira Therapeutics, Inc.*	16	161
Arcadia Biosciences, Inc.*	49	149
SFX Entertainment, Inc.*	525	100
Fairway Group Holdings Corp.*	145	96
Total Consumer, Non-cyclical		2,400,244
Consumer, Cyclical - 10.3%
Casey's General Stores, Inc.	241	29,029
Vail Resorts, Inc.	218	27,902
Pool Corp.	262	21,165
Burlington Stores, Inc.*	466	19,991
Tenneco, Inc.*	424	19,466
American Eagle Outfitters, Inc.	1,207	18,708
Restoration Hardware Holdings, Inc.*	232	18,432
Buffalo Wild Wings, Inc.*	114	18,200
CalAtlantic Group, Inc.	462	17,518
Jack in the Box, Inc.	224	17,183
Dana Holding Corp.	1,119	15,442
Texas Roadhouse, Inc. — Class A	421	15,059
Lithia Motors, Inc. — Class A	137	14,614
Cracker Barrel Old Country Store, Inc.	115	14,585
Liberty TripAdvisor Holdings, Inc. — Class A*	449	13,623
Allegiant Travel Co. — Class A	81	13,593
Cheesecake Factory, Inc.	293	13,510
Big Lots, Inc.	341	13,142
Cooper Tire & Rubber Co.	346	13,096
Churchill Downs, Inc.	92	13,016
Asbury Automotive Group, Inc.*	191	12,881
Bloomin' Brands, Inc.	745	12,583
TRI Pointe Group, Inc.*	972	12,314
Beacon Roofing Supply, Inc.*	299	12,312
Five Below, Inc.*	376	12,069
DreamWorks Animation SKG, Inc. — Class A*	457	11,777
Core-Mark Holding Company, Inc.	138	11,307
Pinnacle Entertainment, Inc.*	363	11,297
Abercrombie & Fitch Co. — Class A	417	11,259
Deckers Outdoor Corp.*	231	10,904
G-III Apparel Group Ltd.*	240	10,622
Group 1 Automotive, Inc.	140	10,598
Ascena Retail Group, Inc.*	1,054	10,382
Wolverine World Wide, Inc.	620	10,360
Herman Miller, Inc.	359	10,303
Gentherm, Inc.*	216	10,238
Steven Madden Ltd.*	338	10,214
Express, Inc.*	588	10,161
Hawaiian Holdings, Inc.*	287	10,140
Sonic Corp.	313	10,113
HSN, Inc.	196	9,931
Papa John's International, Inc.	174	9,721
PriceSmart, Inc.	117	9,710
HNI Corp.	267	9,628
Boyd Gaming Corp.*	480	9,538
UniFirst Corp.	89	9,274
Chico's FAS, Inc.	862	9,198
La Quinta Holdings, Inc.*	655	8,914
Marriott Vacations Worldwide Corp.	156	8,884
DineEquity, Inc.	103	8,721
American Axle & Manufacturing Holdings, Inc.*	456	8,637
G&K Services, Inc. — Class A	137	8,617
Mobile Mini, Inc.	276	8,592
Columbia Sportswear Co.	173	8,435
Genesco, Inc.*	145	8,240
Popeyes Louisiana Kitchen, Inc.*	139	8,132
Meritage Homes Corp.*	239	8,124
SeaWorld Entertainment, Inc.	411	8,093
Children's Place, Inc.	141	7,783
Penn National Gaming, Inc.*	480	7,690
Interface, Inc. — Class A	398	7,618
Dorman Products, Inc.*	160	7,595
La-Z-Boy, Inc.	309	7,546
Essendant, Inc.	231	7,510
Bob Evans Farms, Inc.	192	7,459
Steelcase, Inc. — Class A	500	7,450
Caleres, Inc.	263	7,054
Guess?, Inc.	372	7,023
Select Comfort Corp.*	314	6,723
ScanSource, Inc.*	199	6,412
Diamond Resorts International, Inc.*	251	6,403
Cooper-Standard Holding, Inc.*	82	6,362
First Cash Financial Services, Inc.*	169	6,326
American Woodmark Corp.*	79	6,318
iRobot Corp.*	178	6,301
Cato Corp. — Class A	166	6,112
KB Home	491	6,054
MDC Holdings, Inc.	235	6,000
Universal Electronics, Inc.*	116	5,957
Pep Boys-Manny Moe & Jack*	323	5,946
SkyWest, Inc.	311	5,915
Cash America International, Inc.	197	5,900
Krispy Kreme Doughnuts, Inc.*	390	5,877
Vitamin Shoppe, Inc.*	179	5,853
National CineMedia, Inc.	370	5,813
Oxford Industries, Inc.	89	5,680

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Consumer, Cyclical - 10.3% (continued)
Dave & Buster's Entertainment, Inc.*	136	$5,677
International Speedway Corp. — Class A	168	5,665
BJ's Restaurants, Inc.*	129	5,608
Belmond Ltd. — Class A*	583	5,539
Knoll, Inc.	294	5,527
Mattress Firm Holding Corp.*	123	5,489
Virgin America, Inc.*	152	5,474
Hibbett Sports, Inc.*	181	5,473
Fiesta Restaurant Group, Inc.*	161	5,410
Red Robin Gourmet Burgers, Inc.*	85	5,248
Buckle, Inc.	170	5,233
TiVo, Inc.*	583	5,031
Conn's, Inc.*	214	5,022
Finish Line, Inc. — Class A	277	5,008
Denny's Corp.*	507	4,984
Meritor, Inc.*	588	4,910
ClubCorp Holdings, Inc.	265	4,842
Wabash National Corp.*	409	4,839
Outerwall, Inc.	130	4,750
Crocs, Inc.*	463	4,741
Rush Enterprises, Inc. — Class A*	213	4,663
Regis Corp.*	324	4,585
Standard Motor Products, Inc.	120	4,566
Sonic Automotive, Inc. — Class A	198	4,506
Wesco Aircraft Holdings, Inc.*	371	4,441
Francesca's Holdings Corp.*	255	4,440
Callaway Golf Co.	470	4,427
Cavco Industries, Inc.*	53	4,415
Men's Wearhouse, Inc.	290	4,257
Ethan Allen Interiors, Inc.	153	4,256
BMC Stock Holdings, Inc.*	226	3,786
Interval Leisure Group, Inc.	236	3,684
Fred's, Inc. — Class A	224	3,667
Motorcar Parts of America, Inc.*	108	3,651
Tower International, Inc.	127	3,628
Rentrak Corp.*	76	3,612
Carmike Cinemas, Inc.*	147	3,372
Ruth's Hospitality Group, Inc.	211	3,359
Stage Stores, Inc.	365	3,325
H&E Equipment Services, Inc.	187	3,269
Biglari Holdings, Inc.*	10	3,258
Zoe's Kitchen, Inc.*	116	3,246
M/I Homes, Inc.*	148	3,244
Winnebago Industries, Inc.	162	3,224
Nautilus, Inc.*	188	3,143
Taylor Morrison Home Corp. — Class A*	196	3,136
Chuy's Holdings, Inc.*	99	3,103
AMC Entertainment Holdings, Inc. — Class A	127	3,048
Installed Building Products, Inc.*	120	2,980
Douglas Dynamics, Inc.	135	2,844
MarineMax, Inc.*	154	2,837
Scientific Games Corp. — Class A*	315	2,826
Lumber Liquidators Holdings, Inc.*	162	2,813
Libbey, Inc.	131	2,793
Pier 1 Imports, Inc.	541	2,754
Navistar International Corp.*	307	2,714
Tile Shop Holdings, Inc.*	163	2,673
Haverty Furniture Companies, Inc.	124	2,659
Barnes & Noble, Inc.	305	2,657
Performance Sports Group Ltd.*	273	2,629
Caesars Entertainment Corp.*	333	2,627
Superior Industries International, Inc.	142	2,616
America's Car-Mart, Inc.*	98	2,616
Modine Manufacturing Co.*	288	2,606
Unifi, Inc.*	92	2,590
Carrols Restaurant Group, Inc.*	214	2,512
Movado Group, Inc.	97	2,494
DTS, Inc.*	106	2,393
Del Frisco's Restaurant Group, Inc.*	142	2,275
Beazer Homes USA, Inc.*	197	2,264
PetMed Express, Inc.	122	2,091
Shoe Carnival, Inc.	90	2,088
Marcus Corp.	110	2,087
WCI Communities, Inc.*	93	2,072
Ruby Tuesday, Inc.*	373	2,055
LGI Homes, Inc.*	84	2,044
Kimball International, Inc. — Class B	207	2,022
Citi Trends, Inc.	95	2,019
Vera Bradley, Inc.*	128	2,017
Daktronics, Inc.	231	2,014
Iconix Brand Group, Inc.*	287	1,960
Zumiez, Inc.*	129	1,950
Party City Holdco, Inc.*	150	1,937
William Lyon Homes — Class A*	117	1,931
Barnes & Noble Education, Inc.*	192	1,910
Caesars Acquisition Co. — Class A*	278	1,893
Eldorado Resorts, Inc.*	169	1,859
Isle of Capri Casinos, Inc.*	133	1,853
Veritiv Corp.*	49	1,775
Malibu Boats, Inc. — Class A*	108	1,768
Tuesday Morning Corp.*	265	1,723
Sequential Brands Group, Inc.*	216	1,709
Fox Factory Holding Corp.*	102	1,686
Hooker Furniture Corp.	65	1,641
Bassett Furniture Industries, Inc.	65	1,630
Century Communities, Inc.*	91	1,612
Habit Restaurants, Inc. — Class A*	69	1,591
Culp, Inc.	62	1,579
Eros International plc*	170	1,556
EZCORP, Inc. — Class A*	311	1,552
Kirkland's, Inc.	107	1,552
Flexsteel Industries, Inc.	35	1,546

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Consumer, Cyclical - 10.3% (continued)
Potbelly Corp.*	131	$1,534
Miller Industries, Inc.	68	1,481
Planet Fitness, Inc. — Class A*	94	1,469
Speedway Motorsports, Inc.	70	1,450
PC Connection, Inc.	64	1,449
Metaldyne Performance Group, Inc.	78	1,431
Sportsman's Warehouse Holdings, Inc.*	108	1,393
Monarch Casino & Resort, Inc.*	61	1,386
Shake Shack, Inc. — Class A*	34	1,346
Perry Ellis International, Inc.*	73	1,345
Reading International, Inc. — Class A*	100	1,311
Winmark Corp.	14	1,302
Hovnanian Enterprises, Inc. — Class A*	717	1,298
Jamba, Inc.*	95	1,282
Arctic Cat, Inc.	77	1,261
Federal-Mogul Holdings Corp.*	183	1,254
Strattec Security Corp.	22	1,243
Freshpet, Inc.*	145	1,231
Republic Airways Holdings, Inc.*	306	1,203
Destination XL Group, Inc.*	216	1,192
Stein Mart, Inc.	177	1,191
NACCO Industries, Inc. — Class A	28	1,182
Titan Machinery, Inc.*	105	1,148
Horizon Global Corp.*	109	1,130
Systemax, Inc.*	128	1,101
Big 5 Sporting Goods Corp.	110	1,099
Weyco Group, Inc.	40	1,070
Ollie's Bargain Outlet Holdings, Inc.*	62	1,055
Build-A-Bear Workshop, Inc. — Class A*	86	1,053
Superior Uniform Group, Inc.	61	1,036
Titan International, Inc.	260	1,024
El Pollo Loco Holdings, Inc.*	81	1,023
AV Homes, Inc.*	74	948
Green Brick Partners, Inc.*	130	936
West Marine, Inc.*	108	917
Wingstop, Inc.*	40	912
JAKKS Pacific, Inc.*	114	907
J Alexander's Holdings, Inc.*	83	906
Noodles & Co.*	93	901
Cherokee, Inc.*	52	897
Boot Barn Holdings, Inc.*	72	885
Lifetime Brands, Inc.	65	862
New Home Company, Inc.*	66	855
Intrawest Resorts Holdings, Inc.*	109	852
Kona Grill, Inc.*	52	825
Bravo Brio Restaurant Group, Inc.*	91	819
Vince Holding Corp.*	176	806
Escalade, Inc.	60	795
Bojangles', Inc.*	50	794
Container Store Group, Inc.*	95	779
VOXX International Corp. — Class A*	139	731
Skullcandy, Inc.*	152	719
Johnson Outdoors, Inc. — Class A	30	657
Duluth Holdings, Inc.*	45	657
Papa Murphy's Holdings, Inc.*	55	619
Black Diamond, Inc.*	137	606
MCBC Holdings, Inc.*	42	575
Morgans Hotel Group Co.*	163	549
Tilly's, Inc. — Class A*	79	524
Commercial Vehicle Group, Inc.*	181	500
Castle Brands, Inc.*	400	492
Fogo De Chao, Inc.*	30	455
Flex Pharma, Inc.*	33	411
Accuride Corp.*	234	388
Marine Products Corp.	64	387
Christopher & Banks Corp.*	224	370
Empire Resorts, Inc.*	19	342
Blue Bird Corp.*	31	314
bebe stores, Inc.	171	97
Total Consumer, Cyclical		1,305,814
Industrial - 9.6%
Berry Plastics Group, Inc.*	718	25,977
Woodward, Inc.	403	20,013
FEI Co.	250	19,948
Curtiss-Wright Corp.	286	19,591
Teledyne Technologies, Inc.*	213	18,893
EMCOR Group, Inc.	377	18,110
Moog, Inc. — Class A*	262	15,877
Esterline Technologies Corp.*	191	15,471
Louisiana-Pacific Corp.*	856	15,416
CLARCOR, Inc.	302	15,003
EnerSys	267	14,933
Tech Data Corp.*	222	14,736
Littelfuse, Inc.	135	14,446
Dycom Industries, Inc.*	205	14,341
KapStone Paper and Packaging Corp.	595	13,441
Universal Display Corp.*	241	13,120
IMAX Corp.*	363	12,901
Generac Holdings, Inc.*	416	12,384
Belden, Inc.	257	12,254
HEICO Corp. — Class A	240	11,808
XPO Logistics, Inc.*	429	11,690
Barnes Group, Inc.	329	11,643
Sanmina Corp.*	563	11,587
Hillenbrand, Inc.	378	11,200
Masonite International Corp.*	182	11,143
Matson, Inc.	261	11,125
Rexnord Corp.*	613	11,108
OSI Systems, Inc.*	118	10,462
Granite Construction, Inc.	236	10,127
Vishay Intertechnology, Inc.	814	9,809
Applied Industrial Technologies, Inc.	242	9,798
KLX, Inc.*	317	9,760
Tetra Tech, Inc.	363	9,445
Coherent, Inc.*	144	9,376
Mueller Industries, Inc.	342	9,268

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Industrial - 9.6% (continued)
Knight Transportation, Inc.	376	$9,111
RBC Bearings, Inc.*	141	9,107
Proto Labs, Inc.*	139	8,853
Drew Industries, Inc.	145	8,829
John Bean Technologies Corp.	175	8,720
Simpson Manufacturing Company, Inc.	253	8,640
Scorpio Tankers, Inc.	1,075	8,623
AZZ, Inc.	155	8,613
Actuant Corp. — Class A	358	8,578
Watts Water Technologies, Inc. — Class A	170	8,444
Nordic American Tankers Ltd.	536	8,329
Itron, Inc.*	230	8,321
Mueller Water Products, Inc. — Class A	967	8,316
Universal Forest Products, Inc.	121	8,273
Advanced Energy Industries, Inc.*	287	8,102
Forward Air Corp.	186	8,000
Franklin Electric Company, Inc.	287	7,758
Exponent, Inc.	155	7,742
Apogee Enterprises, Inc.	176	7,658
MSA Safety, Inc.	176	7,651
Headwaters, Inc.*	443	7,473
Trex Company, Inc.*	193	7,342
Swift Transportation Co. — Class A*	530	7,325
Methode Electronics, Inc.	230	7,321
HEICO Corp.	133	7,230
Hub Group, Inc. — Class A*	217	7,150
Smith & Wesson Holding Corp.*	324	7,122
Plexus Corp.*	202	7,054
MasTec, Inc.*	402	6,987
Knowles Corp.*	524	6,985
Kaman Corp.	164	6,693
Sturm Ruger & Company, Inc.	112	6,676
Brady Corp. — Class A	287	6,595
Benchmark Electronics, Inc.*	315	6,511
Comfort Systems USA, Inc.	225	6,395
Standex International Corp.	76	6,319
Tennant Co.	111	6,245
Werner Enterprises, Inc.	266	6,222
Albany International Corp. — Class A	170	6,214
Atlas Air Worldwide Holdings, Inc.*	150	6,201
Cubic Corp.	130	6,143
Boise Cascade Co.*	237	6,051
Lindsay Corp.	83	6,008
EnPro Industries, Inc.	137	6,006
Federal Signal Corp.	376	5,960
Ship Finance International Ltd.	357	5,915
Aerojet Rocketdyne Holdings, Inc.*	376	5,888
II-VI, Inc.*	315	5,846
Rogers Corp.*	112	5,776
AAON, Inc.	246	5,712
Greif, Inc. — Class A	185	5,700
ESCO Technologies, Inc.	157	5,674
AAR Corp.	213	5,600
TASER International, Inc.*	321	5,550
Astronics Corp.*	133	5,414
Greenbrier Companies, Inc.	158	5,154
Heartland Express, Inc.	302	5,140
Primoris Services Corp.	233	5,133
Badger Meter, Inc.	87	5,097
Fabrinet*	213	5,074
TriMas Corp.*	272	5,073
Advanced Drainage Systems, Inc.	202	4,854
US Ecology, Inc.	130	4,737
Gibraltar Industries, Inc.*	186	4,732
Briggs & Stratton Corp.	268	4,636
Encore Wire Corp.	125	4,636
US Concrete, Inc.*	88	4,634
Astec Industries, Inc.	113	4,599
Rofin-Sinar Technologies, Inc.*	169	4,526
DHT Holdings, Inc.	559	4,522
Sun Hydraulics Corp.	137	4,347
CIRCOR International, Inc.	103	4,341
Frontline Ltd.	1,434	4,288
Aegion Corp. — Class A*	221	4,268
Quanex Building Products Corp.	204	4,253
Griffon Corp.	236	4,201
Lydall, Inc.*	117	4,151
CTS Corp.	231	4,075
Altra Industrial Motion Corp.	159	3,988
General Cable Corp.	294	3,948
Teekay Tankers Ltd. — Class A	571	3,928
UTI Worldwide, Inc.*	555	3,902
Summit Materials, Inc. — Class A*	191	3,832
Newport Corp.*	240	3,809
Harsco Corp.	482	3,798
Tutor Perini Corp.*	225	3,767
Raven Industries, Inc.	237	3,697
Echo Global Logistics, Inc.*	178	3,629
Aerovironment, Inc.*	119	3,507
Builders FirstSource, Inc.*	305	3,379
AVX Corp.	278	3,375
Saia, Inc.*	151	3,360
ArcBest Corp.	157	3,358
Patrick Industries, Inc.*	77	3,350
Continental Building Products, Inc.*	189	3,300
Chart Industries, Inc.*	183	3,287
PGT, Inc.*	287	3,269
Air Transport Services Group, Inc.*	317	3,195
TAL International Group, Inc.*	200	3,180
American Railcar Industries, Inc.	68	3,147
FARO Technologies, Inc.*	104	3,070
Gorman-Rupp Co.	114	3,047
Alamo Group, Inc.	58	3,022
Hyster-Yale Materials Handling, Inc.	57	2,990
Blount International, Inc.*	293	2,874
GSI Group, Inc.*	207	2,819

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Industrial - 9.6% (continued)
YRC Worldwide, Inc.*	197	$2,793
Haynes International, Inc.	75	2,752
Global Brass & Copper Holdings, Inc.	129	2,748
Kadant, Inc.	66	2,680
MYR Group, Inc.*	126	2,597
NN, Inc.	161	2,566
Marten Transport Ltd.	144	2,549
Nortek, Inc.*	58	2,530
Argan, Inc.	78	2,527
Stoneridge, Inc.*	169	2,501
National Presto Industries, Inc.	30	2,486
Park-Ohio Holdings Corp.	65	2,391
Insteel Industries, Inc.	111	2,322
TTM Technologies, Inc.*	355	2,311
Columbus McKinnon Corp.	121	2,287
ZAGG, Inc.*	208	2,275
GasLog Ltd.	250	2,075
Tredegar Corp.	151	2,057
PowerSecure International, Inc.*	135	2,032
NCI Building Systems, Inc.*	163	2,023
TimkenSteel Corp.	240	2,011
GP Strategies Corp.*	80	2,009
Multi Packaging Solutions International Ltd.*	114	1,978
Tidewater, Inc.	283	1,970
Myers Industries, Inc.	147	1,958
Mistras Group, Inc.*	102	1,947
Trinseo S.A.*	69	1,946
Kimball Electronics, Inc.*	177	1,945
Hornbeck Offshore Services, Inc.*	193	1,918
Fluidigm Corp.*	173	1,870
Textainer Group Holdings Ltd.	132	1,863
American Science & Engineering, Inc.	45	1,862
Park Electrochemical Corp.	123	1,852
AEP Industries, Inc.*	24	1,852
Mesa Laboratories, Inc.	18	1,791
Dorian LPG Ltd.*	151	1,777
Applied Optoelectronics, Inc.*	102	1,750
DXP Enterprises, Inc.*	76	1,733
Chase Corp.	42	1,711
Scorpio Bulkers, Inc.*	170	1,680
Ply Gem Holdings, Inc.*	131	1,643
Celadon Group, Inc.	165	1,632
Navios Maritime Holdings, Inc.	932	1,631
NVE Corp.	29	1,629
Roadrunner Transportation Systems, Inc.*	170	1,603
Checkpoint Systems, Inc.	253	1,586
LSI Industries, Inc.	130	1,585
VSE Corp.	25	1,555
Furmanite Corp.*	227	1,512
Navios Maritime Acquisition Corp.	494	1,487
FreightCar America, Inc.	74	1,438
Powell Industries, Inc.	55	1,432
Casella Waste Systems, Inc. — Class A*	238	1,423
Ardmore Shipping Corp.	108	1,374
Covenant Transportation Group, Inc. — Class A*	71	1,341
CECO Environmental Corp.	174	1,336
Kratos Defense & Security Solutions, Inc.*	317	1,300
Sparton Corp.*	60	1,199
Multi-Fineline Electronix, Inc.*	55	1,137
Milacron Holdings Corp.*	90	1,126
Bel Fuse, Inc. — Class B	62	1,072
Ducommun, Inc.*	66	1,071
CAI International, Inc.*	104	1,048
Control4 Corp.*	143	1,040
Hurco Companies, Inc.	39	1,036
Graham Corp.	61	1,026
Allied Motion Technologies, Inc.	39	1,021
USA Truck, Inc.*	58	1,012
Gener8 Maritime, Inc.*	102	964
TRC Companies, Inc.*	103	953
Vicor Corp.*	99	903
Vishay Precision Group, Inc.*	77	872
LSB Industries, Inc.*	119	863
Hill International, Inc.*	220	854
LB Foster Co. — Class A	62	847
Heritage-Crystal Clean, Inc.*	76	806
Lawson Products, Inc.*	34	794
Xerium Technologies, Inc.*	66	782
Universal Truckload Services, Inc.	54	758
Orion Marine Group, Inc.*	168	701
NV5 Global, Inc.*	31	681
Radiant Logistics, Inc.*	189	648
Northwest Pipe Co.*	57	638
Olympic Steel, Inc.	55	637
Imprivata, Inc.*	55	622
Core Molding Technologies, Inc.*	47	603
Nordic American Offshore Ltd.	114	601
Omega Flex, Inc.	18	594
Fenix Parts, Inc.*	82	557
Twin Disc, Inc.	51	537
Power Solutions International, Inc.*	29	529
PAM Transportation Services, Inc.*	19	524
Eagle Bulk Shipping, Inc.*	134	472
Golden Ocean Group Ltd.*	402	430
Handy & Harman Ltd.*	16	328
NL Industries, Inc.*	77	234
Safe Bulkers, Inc.	228	185
Ultrapetrol Bahamas Ltd.*	129	14
Total Industrial		1,211,624
Technology - 9.2%
Tyler Technologies, Inc.*	207	36,083
Manhattan Associates, Inc.*	454	30,040
Guidewire Software, Inc.*	422	25,388
EPAM Systems, Inc.*	301	23,664
Integrated Device Technology, Inc.*	892	23,505
MAXIMUS, Inc.	406	22,838

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Technology - 9.2% (continued)
Cavium, Inc.*	333	$21,882
Aspen Technology, Inc.*	513	19,371
Microsemi Corp.*	572	18,641
Blackbaud, Inc.	282	18,573
Synaptics, Inc.*	222	17,836
Take-Two Interactive Software, Inc.*	509	17,734
Fair Isaac Corp.	186	17,517
Qlik Technologies, Inc.*	550	17,413
NetScout Systems, Inc.*	554	17,008
Medidata Solutions, Inc.*	332	16,365
SYNNEX Corp.	173	15,558
Proofpoint, Inc.*	236	15,343
Monolithic Power Systems, Inc.	237	15,099
ACI Worldwide, Inc.*	702	15,023
Verint Systems, Inc.*	369	14,967
Convergys Corp.	594	14,785
Fairchild Semiconductor International, Inc. — Class A*	700	14,497
CACI International, Inc. — Class A*	146	13,546
Electronics for Imaging, Inc.*	282	13,181
Science Applications International Corp.	277	12,681
Silicon Laboratories, Inc.*	257	12,475
PMC-Sierra, Inc.*	1,048	12,178
Diebold, Inc.	390	11,735
FleetMatics Group plc*	230	11,682
MKS Instruments, Inc.	321	11,555
Mentor Graphics Corp.	618	11,384
Cirrus Logic, Inc.*	381	11,251
MedAssets, Inc.*	363	11,231
Cornerstone OnDemand, Inc.*	324	11,188
Entegris, Inc.*	843	11,187
Advanced Micro Devices, Inc.*	3,822	10,969
Demandware, Inc.*	201	10,848
CommVault Systems, Inc.*	272	10,703
Ambarella, Inc.*	189	10,535
Imperva, Inc.*	166	10,509
Rovi Corp.*	622	10,363
OmniVision Technologies, Inc.*	349	10,128
Intersil Corp. — Class A	793	10,119
MicroStrategy, Inc. — Class A*	56	10,040
Acxiom Corp.*	470	9,832
Syntel, Inc.*	217	9,819
Tessera Technologies, Inc.	316	9,483
ExlService Holdings, Inc.*	200	8,986
Power Integrations, Inc.	177	8,608
Luxoft Holding, Inc.*	110	8,484
Synchronoss Technologies, Inc.*	233	8,209
Rambus, Inc.*	694	8,043
Cray, Inc.*	246	7,983
Envestnet, Inc.*	266	7,932
Semtech Corp.*	399	7,549
Virtusa Corp.*	179	7,400
Bottomline Technologies de, Inc.*	246	7,314
Progress Software Corp.*	304	7,296
Sykes Enterprises, Inc.*	235	7,233
Stratasys Ltd.*	306	7,185
Paycom Software, Inc.*	190	7,150
RealPage, Inc.*	317	7,117
CSG Systems International, Inc.	197	7,088
SPS Commerce, Inc.*	99	6,951
Omnicell, Inc.*	218	6,775
Cabot Microelectronics Corp.	149	6,523
QLogic Corp.*	525	6,405
HubSpot, Inc.*	113	6,363
Inphi Corp.*	230	6,215
BroadSoft, Inc.*	175	6,188
Callidus Software, Inc.*	332	6,165
Pegasystems, Inc.	215	5,913
Insight Enterprises, Inc.*	233	5,853
M/A-COM Technology Solutions Holdings, Inc.*	141	5,765
MTS Systems Corp.	90	5,707
Monotype Imaging Holdings, Inc.	241	5,697
Constant Contact, Inc.*	194	5,673
Super Micro Computer, Inc.*	222	5,441
Ebix, Inc.	161	5,279
Diodes, Inc.*	226	5,193
ManTech International Corp. — Class A	169	5,111
Veeco Instruments, Inc.*	243	4,996
Photronics, Inc.*	400	4,980
Qualys, Inc.*	150	4,964
AVG Technologies N.V.*	246	4,932
Cvent, Inc.*	141	4,922
Quality Systems, Inc.	301	4,852
InvenSense, Inc. — Class A*	466	4,767
MaxLinear, Inc. — Class A*	310	4,566
Lattice Semiconductor Corp.*	703	4,548
2U, Inc.*	158	4,421
Brooks Automation, Inc.	406	4,336
Globant S.A.*	106	3,976
Mercury Systems, Inc.*	206	3,782
Amkor Technology, Inc.*	595	3,618
Applied Micro Circuits Corp.*	565	3,599
inContact, Inc.*	370	3,530
Engility Holdings, Inc.	108	3,508
Computer Programs & Systems, Inc.	68	3,383
Xura, Inc.*	137	3,367
PROS Holdings, Inc.*	144	3,318
Unisys Corp.*	300	3,315
Ultratech, Inc.*	166	3,290
Interactive Intelligence Group, Inc.*	104	3,268
TeleTech Holdings, Inc.	114	3,182
Silver Spring Networks, Inc.*	219	3,156
FormFactor, Inc.*	346	3,114
CEVA, Inc.*	124	2,897
Nimble Storage, Inc.*	305	2,806
Actua Corp.*	244	2,794
Rudolph Technologies, Inc.*	192	2,730
Pure Storage, Inc. — Class A*	173	2,693
RealD, Inc.*	242	2,553
Epiq Systems, Inc.	195	2,549
LivePerson, Inc.*	343	2,315

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Technology - 9.2% (continued)
Xcerra Corp.*	379	$2,293
Nanometrics, Inc.*	145	2,195
SciQuest, Inc.*	166	2,153
pdvWireless, Inc.*	78	2,145
Tangoe, Inc.*	235	1,972
Immersion Corp.*	169	1,971
Press Ganey Holdings, Inc.*	62	1,956
Vocera Communications, Inc.*	155	1,891
Cohu, Inc.	156	1,883
IXYS Corp.	149	1,882
Axcelis Technologies, Inc.*	683	1,769
Glu Mobile, Inc.*	723	1,757
PDF Solutions, Inc.*	162	1,756
Benefitfocus, Inc.*	47	1,710
Sapiens International Corporation N.V.	167	1,703
Digi International, Inc.*	149	1,696
Digimarc Corp.*	46	1,679
InnerWorkings, Inc.*	223	1,673
Ciber, Inc.*	473	1,660
OPOWER, Inc.*	157	1,658
MobileIron, Inc.*	446	1,610
Mattson Technology, Inc.*	450	1,589
American Software, Inc. — Class A	150	1,527
Eastman Kodak Co.*	121	1,517
Alpha & Omega Semiconductor Ltd.*	165	1,516
QAD, Inc. — Class A	72	1,477
Exar Corp.*	237	1,453
Quantum Corp.*	1,551	1,442
Avid Technology, Inc.*	194	1,414
Model N, Inc.*	125	1,395
Seachange International, Inc.*	201	1,355
Sigma Designs, Inc.*	213	1,346
Cascade Microtech, Inc.*	82	1,333
Guidance Software, Inc.*	217	1,306
TubeMogul, Inc.*	95	1,292
New Relic, Inc.*	35	1,275
DSP Group, Inc.*	135	1,274
Kopin Corp.*	464	1,262
Five9, Inc.*	143	1,244
Silicon Graphics International Corp.*	209	1,233
KEYW Holding Corp.*	202	1,216
Brightcove, Inc.*	196	1,215
Jive Software, Inc.*	281	1,146
Carbonite, Inc.*	109	1,068
Varonis Systems, Inc.*	54	1,015
Hortonworks, Inc.*	46	1,007
Ultra Clean Holdings, Inc.*	190	973
Evolent Health, Inc. — Class A*	80	969
Agilysys, Inc.*	92	919
Barracuda Networks, Inc.*	49	915
EMCORE Corp.*	148	907
Castlight Health, Inc. — Class B*	203	867
Datalink Corp.*	124	843
Everyday Health, Inc.*	130	783
Workiva, Inc.*	44	773
Park City Group, Inc.*	64	762
MINDBODY, Inc. — Class A*	43	651
ExOne Co.*	63	633
Instructure, Inc.*	30	625
Amber Road, Inc.*	107	545
Appfolio, Inc. — Class A*	34	496
Violin Memory, Inc.*	546	491
Digital Turbine, Inc.*	339	451
Xactly Corp.*	46	392
Imation Corp.*	284	389
Apigee Corp.*	31	249
Code Rebel Corp.*	6	16
Total Technology		1,169,151
Communications - 5.2%
j2 Global, Inc.	290	23,873
Houghton Mifflin Harcourt Co.*	823	17,925
ViaSat, Inc.*	257	15,680
Ciena Corp.*	741	15,331
Infinera Corp.*	825	14,949
Shutterfly, Inc.*	297	13,233
Sinclair Broadcast Group, Inc. — Class A	399	12,983
Plantronics, Inc.	272	12,898
Polycom, Inc.*	946	11,910
New York Times Co. — Class A	827	11,099
Stamps.com, Inc.*	101	11,071
Nexstar Broadcasting Group, Inc. — Class A	188	11,036
WebMD Health Corp. — Class A*	228	11,012
GrubHub, Inc.*	452	10,938
InterDigital, Inc.	217	10,642
Time, Inc.	660	10,342
Anixter International, Inc.*	171	10,327
LogMeIn, Inc.*	148	9,931
Cogent Communications Holdings, Inc.	277	9,608
Meredith Corp.	221	9,558
Media General, Inc.*	577	9,319
Finisar Corp.*	625	9,088
Zendesk, Inc.*	323	8,540
comScore, Inc.*	207	8,518
NETGEAR, Inc.*	196	8,214
NeuStar, Inc. — Class A*	332	7,958
NIC, Inc.	394	7,754
RingCentral, Inc. — Class A*	322	7,593
Gogo, Inc.*	391	6,960
DigitalGlobe, Inc.*	436	6,828
West Corp.	314	6,773
EW Scripps Co. — Class A	356	6,764
Infoblox, Inc.*	360	6,621
Wayfair, Inc. — Class A*	138	6,572
Gray Television, Inc.*	394	6,422
Vonage Holdings Corp.*	1,116	6,405
Consolidated Communications Holdings, Inc.	304	6,368
ADTRAN, Inc.	368	6,337
Shenandoah Telecommunications Co.	145	6,242
Scholastic Corp.	161	6,208
8x8, Inc.*	530	6,069

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Communications - 5.2% (continued)
Marketo, Inc.*	209	$6,000
Ubiquiti Networks, Inc.*	184	5,831
MDC Partners, Inc. — Class A	261	5,668
Web.com Group, Inc.*	271	5,423
Bankrate, Inc.*	402	5,347
New Media Investment Group, Inc.	270	5,254
Atlantic Tele-Network, Inc.	62	4,850
Ruckus Wireless, Inc.*	452	4,841
EarthLink Holdings Corp.	619	4,599
Ixia*	365	4,537
Cincinnati Bell, Inc.*	1,259	4,532
Gigamon, Inc.*	164	4,358
CalAmp Corp.*	218	4,345
Iridium Communications, Inc.*	494	4,155
General Communication, Inc. — Class A*	210	4,154
Globalstar, Inc.*	2,861	4,120
Windstream Holdings, Inc.	608	3,916
Endurance International Group Holdings, Inc.*	353	3,858
Shutterstock, Inc.*	118	3,816
Perficient, Inc.*	213	3,647
Inteliquent, Inc.	202	3,590
ShoreTel, Inc.*	388	3,434
VASCO Data Security International, Inc.*	204	3,413
HealthStream, Inc.*	152	3,344
World Wrestling Entertainment, Inc. — Class A	181	3,229
Loral Space & Communications, Inc.*	79	3,216
ePlus, Inc.*	34	3,171
Q2 Holdings, Inc.*	117	3,085
Chegg, Inc.*	458	3,082
Entravision Communications Corp. — Class A	383	2,953
FTD Companies, Inc.*	110	2,879
TrueCar, Inc.*	294	2,805
Spok Holdings, Inc.	151	2,766
Global Eagle Entertainment, Inc.*	278	2,744
Lands' End, Inc.*	113	2,649
Blue Nile, Inc.*	71	2,636
ORBCOMM, Inc.*	360	2,606
Wix.com Ltd.*	113	2,571
Textura Corp.*	119	2,568
XO Group, Inc.*	159	2,554
Rubicon Project, Inc.*	154	2,533
Harmonic, Inc.*	619	2,519
GTT Communications, Inc.*	147	2,508
Quotient Technology, Inc.*	367	2,503
Angie's List, Inc.*	263	2,459
DHI Group, Inc.*	268	2,458
Extreme Networks, Inc.*	601	2,452
Blucora, Inc.*	245	2,401
RetailMeNot, Inc.*	231	2,292
Intralinks Holdings, Inc.*	242	2,195
Sonus Networks, Inc.*	298	2,125
Internap Corp.*	331	2,118
Calix, Inc.*	267	2,101
Oclaro, Inc.*	588	2,046
FairPoint Communications, Inc.*	126	2,025
Comtech Telecommunications Corp.	98	1,969
Lionbridge Technologies, Inc.*	387	1,900
NeoPhotonics Corp.*	168	1,824
Safeguard Scientifics, Inc.*	125	1,814
ChannelAdvisor Corp.*	130	1,801
Journal Media Group, Inc.	147	1,767
Zix Corp.*	345	1,753
Entercom Communications Corp. — Class A*	153	1,718
Hawaiian Telcom Holdco, Inc.*	69	1,715
Bazaarvoice, Inc.*	367	1,607
Lumos Networks Corp.*	137	1,534
RigNet, Inc.*	73	1,510
TeleCommunication Systems, Inc. — Class A*	302	1,501
Tribune Publishing Co.	159	1,466
Boingo Wireless, Inc.*	221	1,463
Daily Journal Corp.*	7	1,414
A10 Networks, Inc.*	204	1,338
Alliance Fiber Optic Products, Inc.*	88	1,334
Reis, Inc.	51	1,210
Central European Media Enterprises Ltd. — Class A*	442	1,189
IDT Corp. — Class B	101	1,178
Crown Media Holdings, Inc. — Class A*	208	1,167
1-800-Flowers.com, Inc. — Class A*	150	1,092
Box, Inc. — Class A*	78	1,089
Rocket Fuel, Inc.*	305	1,064
United Online, Inc.*	88	1,038
Etsy, Inc.*	120	991
Straight Path Communications, Inc. — Class B*	57	977
Telenav, Inc.*	170	967
NTELOS Holdings Corp.*	105	960
TechTarget, Inc.*	118	948
Liquidity Services, Inc.*	145	943
Harte-Hanks, Inc.	290	940
QuinStreet, Inc.*	214	918
KVH Industries, Inc.*	97	914
Clearfield, Inc.*	68	912
Hemisphere Media Group, Inc.*	61	900
Overstock.com, Inc.*	72	884
Black Box Corp.	92	877
Saga Communications, Inc. — Class A	22	846
HC2 Holdings, Inc.*	158	836
Intelsat S.A.*	198	824
Marchex, Inc. — Class B	196	762
Rapid7, Inc.*	48	726
Aerohive Networks, Inc.*	140	715
VirnetX Holding Corp.*	272	699
Preformed Line Products Co.	16	674
Marin Software, Inc.*	180	644

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Communications - 5.2% (continued)
RealNetworks, Inc.*	140	$595
ModusLink Global Solutions, Inc.*	227	563
Cumulus Media, Inc. — Class A*	1,649	544
Limelight Networks, Inc.*	365	533
EVINE Live, Inc.*	299	532
Townsquare Media, Inc. — Class A*	42	502
Sizmek, Inc.*	130	475
Corindus Vascular Robotics, Inc.*	135	433
Novatel Wireless, Inc.*	227	379
Travelzoo, Inc.*	42	352
Connecture, Inc.*	40	144
MaxPoint Interactive, Inc.*	41	70
Total Communications		655,614
Utilities - 2.9%
Piedmont Natural Gas Company, Inc.	474	27,028
IDACORP, Inc.	303	20,604
Portland General Electric Co.	534	19,422
Cleco Corp.	364	19,004
WGL Holdings, Inc.	299	18,834
New Jersey Resources Corp.	515	16,974
ONE Gas, Inc.	316	15,854
Southwest Gas Corp.	282	15,555
Laclede Group, Inc.	260	15,447
NorthWestern Corp.	283	15,353
ALLETE, Inc.	293	14,893
PNM Resources, Inc.	479	14,643
Black Hills Corp.	308	14,300
Avista Corp.	375	13,264
Dynegy, Inc.*	892	11,952
MGE Energy, Inc.	209	9,698
South Jersey Industries, Inc.	412	9,690
American States Water Co.	227	9,523
El Paso Electric Co.	243	9,356
Northwest Natural Gas Co.	165	8,351
Ormat Technologies, Inc.	223	8,133
Empire District Electric Co.	262	7,354
California Water Service Group	288	6,702
Otter Tail Corp.	226	6,018
Abengoa Yield plc	295	5,691
NRG Yield, Inc. — Class C	377	5,565
Chesapeake Utilities Corp.	92	5,221
Talen Energy Corp.*	501	3,121
Unitil Corp.	84	3,014
Connecticut Water Service, Inc.	77	2,927
NRG Yield, Inc. — Class A	208	2,893
SJW Corp.	95	2,817
Middlesex Water Co.	97	2,574
York Water Co.	77	1,920
Atlantic Power Corp.	733	1,444
PICO Holdings, Inc.*	138	1,424
Artesian Resources Corp. — Class A	47	1,302
Consolidated Water Company Ltd.	89	1,089
Genie Energy Ltd. — Class B*	76	847
Ameresco, Inc. — Class A*	121	756
EnerNOC, Inc.*	162	624
Spark Energy, Inc. — Class A	18	373
Total Utilities		371,554
Basic Materials - 2.2%
Sensient Technologies Corp.	324	20,353
Olin Corp.	991	17,105
PolyOne Corp.	536	17,023
Balchem Corp.	187	11,370
HB Fuller Co.	303	11,050
Chemtura Corp.*	404	11,017
Minerals Technologies, Inc.	209	9,585
Commercial Metals Co.	696	9,528
Carpenter Technology Corp.	303	9,172
Worthington Industries, Inc.	289	8,710
Kaiser Aluminum Corp.	103	8,617
Innospec, Inc.	146	7,929
Schweitzer-Mauduit International, Inc.	184	7,727
Axiall Corp.	422	6,499
Neenah Paper, Inc.	101	6,305
Stillwater Mining Co.*	726	6,222
US Silica Holdings, Inc.	330	6,181
Quaker Chemical Corp.	80	6,181
Clearwater Paper Corp.*	134	6,101
Stepan Co.	116	5,764
Calgon Carbon Corp.	317	5,468
A. Schulman, Inc.	176	5,393
Ferro Corp.*	438	4,871
PH Glatfelter Co.	259	4,776
Aceto Corp.	175	4,722
Rayonier Advanced Materials, Inc.	464	4,543
Univar, Inc.*	248	4,218
Hecla Mining Co.	2,226	4,207
Ferroglobe plc	391	4,203
Innophos Holdings, Inc.	140	4,057
Deltic Timber Corp.	66	3,885
Materion Corp.	120	3,360
Kraton Performance Polymers, Inc.*	189	3,139
American Vanguard Corp.	175	2,452
AK Steel Holding Corp.*	1,068	2,392
Hawkins, Inc.	64	2,289
Schnitzer Steel Industries, Inc. — Class A	159	2,285
Koppers Holdings, Inc.*	123	2,245
Coeur Mining, Inc.*	818	2,029
Landec Corp.*	162	1,916
OMNOVA Solutions, Inc.*	282	1,729
Orchids Paper Products Co.	55	1,701
Century Aluminum Co.*	342	1,512
Tronox Ltd. — Class A	382	1,494
Cliffs Natural Resources, Inc.*	921	1,455
KMG Chemicals, Inc.	58	1,335
Oil-Dri Corporation of America	29	1,068
Intrepid Potash, Inc.*	338	997
Rentech, Inc.*	262	922
Kronos Worldwide, Inc.	145	818
Energy Fuels, Inc.*	263	776
Horsehead Holding Corp.*	341	699

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Basic Materials - 2.2% (continued)
United States Lime & Minerals, Inc.	12	$660
Uranium Energy Corp.*	587	622
Ryerson Holding Corp.*	66	308
Valhi, Inc.	115	154
Total Basic Materials		281,139
Energy - 2.0%
Western Refining, Inc.	427	15,210
PDC Energy, Inc.*	241	12,864
Carrizo Oil & Gas, Inc.*	351	10,382
Parsley Energy, Inc. — Class A*	556	10,257
Matador Resources Co.*	511	10,101
RSP Permian, Inc.*	394	9,610
Oil States International, Inc.*	311	8,474
Delek US Holdings, Inc.	344	8,462
MRC Global, Inc.*	619	7,985
SemGroup Corp. — Class A	264	7,619
Pattern Energy Group, Inc.	336	7,026
Oasis Petroleum, Inc.*	837	6,169
SEACOR Holdings, Inc.*	110	5,781
McDermott International, Inc.*	1,673	5,605
Bristow Group, Inc.	210	5,438
Synergy Resources Corp.*	625	5,325
Green Plains, Inc.	228	5,221
Forum Energy Technologies, Inc.*	357	4,448
Callon Petroleum Co.*	481	4,012
Atwood Oceanics, Inc.	388	3,969
Unit Corp.*	302	3,684
Flotek Industries, Inc.*	322	3,683
TETRA Technologies, Inc.*	479	3,602
Exterran Corp.*	209	3,354
Helix Energy Solutions Group, Inc.*	637	3,351
Matrix Service Co.*	161	3,307
Thermon Group Holdings, Inc.*	192	3,248
Archrock, Inc.	418	3,143
Alon USA Energy, Inc.	188	2,790
REX American Resources Corp.*	51	2,758
Newpark Resources, Inc.*	506	2,672
Era Group, Inc.*	235	2,620
Sanchez Energy Corp.*	605	2,608
Renewable Energy Group, Inc.*	264	2,453
Ultra Petroleum Corp.*	920	2,300
Par Pacific Holdings, Inc.*	96	2,260
EXCO Resources, Inc.*	1,807	2,241
Plug Power, Inc.*	1,041	2,197
CARBO Ceramics, Inc.	118	2,030
FutureFuel Corp.	147	1,985
Natural Gas Services Group, Inc.*	76	1,695
Tesco Corp.	234	1,694
C&J Energy Services Ltd.*	339	1,614
Panhandle Oil and Gas, Inc. — Class A	99	1,600
Bonanza Creek Energy, Inc.*	299	1,576
Clean Energy Fuels Corp.*	428	1,541
Trecora Resources*	122	1,512
Ring Energy, Inc.*	213	1,502
TerraForm Global, Inc. — Class A	264	1,476
Stone Energy Corp.*	344	1,476
Northern Oil and Gas, Inc.*	370	1,428
SunCoke Energy, Inc.	393	1,364
Parker Drilling Co.*	736	1,340
Basic Energy Services, Inc.*	488	1,308
Sunrun, Inc.*	108	1,271
PHI, Inc.*	75	1,231
Solazyme, Inc.*	482	1,196
Vivint Solar, Inc.*	124	1,185
Bill Barrett Corp.*	301	1,183
Geospace Technologies Corp.*	79	1,112
Enphase Energy, Inc.*	316	1,109
Clayton Williams Energy, Inc.*	35	1,035
Pacific Ethanol, Inc.*	191	913
Fairmount Santrol Holdings, Inc.*	384	902
Peabody Energy Corp.*	111	853
Pioneer Energy Services Corp.*	388	842
ION Geophysical Corp.*	1,615	813
Cloud Peak Energy, Inc.*	367	763
Approach Resources, Inc.*	412	758
Key Energy Services, Inc.*	1,523	734
Gulfmark Offshore, Inc. — Class A*	155	724
Evolution Petroleum Corp.	148	712
Seventy Seven Energy, Inc.*	641	673
Contango Oil & Gas Co.*	105	673
Jones Energy, Inc. — Class A*	174	670
FuelCell Energy, Inc.*	134	665
Halcon Resources Corp.*	513	646
Gastar Exploration, Inc.*	488	639
Westmoreland Coal Co.*	108	635
Abraxas Petroleum Corp.*	565	599
Rex Energy Corp.*	550	578
Independence Contract Drilling, Inc.*	114	576
Energy XXI Ltd.	567	573
Eclipse Resources Corp.*	289	526
SandRidge Energy, Inc.*	2,603	521
Adams Resources & Energy, Inc.	13	499
W&T Offshore, Inc.*	211	487
Isramco, Inc.*	5	447
Hallador Energy Co.	65	296
Erin Energy Corp.*	84	269
Triangle Petroleum Corp.*	280	216
TransAtlantic Petroleum Ltd.*	155	215
Earthstone Energy, Inc.*	11	146
Penn Virginia Corp.*	431	129
North Atlantic Drilling Ltd.*	44	107
Total Energy		259,491
Diversified - 0.1%
National Bank Holdings Corp. — Class A	322	6,881
HRG Group, Inc.*	473	6,414
Tiptree Financial, Inc. — Class A	180	1,105

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 81.4% (continued)
Diversified - 0.1% (continued)
Resource America, Inc. — Class A	117	$717
Total Diversified		15,117
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	182	4,719
Total Common Stocks
(Cost $9,721,557)		10,335,771

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16†	54	–
Imperial Holdings, Inc.
$10.75, 10/06/19	4	–
Magnum Hunter Resources Corp.
$8.50, 04/15/16	252	–
Total Warrants
(Cost $344)		–

RIGHTS††† - 0.0%
Furiex Pharmaceuticals, Inc.
Expires 07/03/17	46	–
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	57	–
Leap Wireless International, Inc.
Expires 02/17/16	513	–
Total Rights
(Cost $570)		–

MUTUAL FUNDS† - 1.6%
Guggenheim Strategy Fund I1	8,315	206,804
Total Mutual Funds
(Cost $206,653)		206,804

	Face Amount
REPURCHASE AGREEMENTS††,2 - 203.1%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	$12,051,089	12,051,089
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	7,223,683	7,223,683
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	6,503,304	6,503,304
Total Repurchase Agreements
(Cost $25,778,076)		25,778,076
Total Investments - 286.1%
(Cost $35,707,200)		$36,320,651
Other Assets & Liabilities, net - (186.1)%		(23,624,885)
Total Net Assets - 100.0%		$12,695,766

	Contracts	Unrealized Gain(Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $4,631,770)	41	$41,660

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2016 Russell 2000 Index Swap, Terminating 01/27/16[3] (Notional Value $769,556)	677	2,242
Goldman Sachs International January 2016 Russell 2000 Index Swap, Terminating 01/27/16[3] (Notional Value $2,001,583)	1,762	(20,229)
Barclays Bank plc January 2016 Russell 2000 Index Swap, Terminating 01/29/16[3] (Notional Value $1,703,366)	1,500	(20,819)
(Total Notional Value $4,474,505)		$(38,806)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$10,335,771	$—	$—	$—	$—	$10,335,771
Equity Index Swap Agreements	—	—	—	2,242	—	2,242
Futures Contracts	—	41,660	—	—	—	41,660
Mutual Funds	206,804	—	—	—	—	206,804
Repurchase Agreements	—	—	25,778,076	—	—	25,778,076
Rights	—	—	—	—	—	—
Warrants		—	—	—	—	—
Total	$10,542,575	$41,660	$25,778,076	$2,242	$—	$36,364,553

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$41,048	$—	$41,048

* Other financial instruments includes futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 91.8%
Financial - 23.6%
CubeSmart	2,399	$73,458
Investors Bancorp, Inc.	5,030	62,573
MarketAxess Holdings, Inc.	538	60,035
Highwoods Properties, Inc.	1,356	59,123
First American Financial Corp.	1,563	56,111
Bank of the Ozarks, Inc.	1,125	55,643
Sovran Self Storage, Inc.	513	55,050
CNO Financial Group, Inc.	2,682	51,200
Umpqua Holdings Corp.	3,174	50,467
Sun Communities, Inc.	728	49,889
Webster Financial Corp.	1,308	48,645
Prosperity Bancshares, Inc.	1,009	48,291
EPR Properties	825	48,221
DCT Industrial Trust, Inc.	1,282	47,908
Gramercy Property Trust	6,046	46,675
PrivateBancorp, Inc. — Class A	1,134	46,517
FirstMerit Corp.	2,390	44,574
Western Alliance Bancorporation*	1,240	44,466
MGIC Investment Corp.*	4,895	43,222
Stifel Financial Corp.*	977	41,386
RLJ Lodging Trust	1,905	41,205
Healthcare Realty Trust, Inc.	1,448	41,007
LaSalle Hotel Properties	1,628	40,960
New Residential Investment Corp. REIT	3,319	40,359
RLI Corp.	622	38,409
Medical Properties Trust, Inc.	3,287	37,833
Sunstone Hotel Investors, Inc.	3,010	37,595
United Bankshares, Inc.	1,000	36,990
Radian Group, Inc.	2,760	36,955
Cathay General Bancorp	1,153	36,123
CyrusOne, Inc.	954	35,727
First Industrial Realty Trust, Inc.	1,596	35,319
MB Financial, Inc.	1,083	35,057
Blackhawk Network Holdings, Inc.*	783	34,617
Symetra Financial Corp.	1,081	34,343
FNB Corp.	2,519	33,603
BancorpSouth, Inc.	1,393	33,418
Home BancShares, Inc.	822	33,307
Wintrust Financial Corp.	684	33,188
Fulton Financial Corp.	2,548	33,149
Valley National Bancorp	3,353	33,027
National Health Investors, Inc.	542	32,992
Primerica, Inc.	698	32,967
Acadia Realty Trust	991	32,851
Washington Federal, Inc.	1,367	32,576
Texas Capital Bancshares, Inc.*	659	32,568
Ryman Hospitality Properties, Inc.	626	32,327
Kennedy-Wilson Holdings, Inc.	1,337	32,195
Colony Capital, Inc. — Class A	1,610	31,363
Kite Realty Group Trust	1,204	31,220
GEO Group, Inc.	1,077	31,136
Education Realty Trust, Inc.	812	30,759
IBERIABANK Corp.	551	30,344
Hudson Pacific Properties, Inc.	1,074	30,222
Mack-Cali Realty Corp.	1,286	30,028
Urban Edge Properties	1,280	30,016
Janus Capital Group, Inc.	2,117	29,828
Cousins Properties, Inc.	3,121	29,430
Pebblebrook Hotel Trust	1,036	29,029
DuPont Fabros Technology, Inc.	910	28,929
Glacier Bancorp, Inc.	1,088	28,865
Equity One, Inc.	1,059	28,752
First Citizens BancShares, Inc. — Class A	111	28,657
Hancock Holding Co.	1,122	28,241
Sterling Bancorp	1,728	28,028
DiamondRock Hospitality Co.	2,893	27,917
First Financial Bankshares, Inc.	924	27,877
Selective Insurance Group, Inc.	820	27,536
American Equity Investment Life Holding Co.	1,132	27,202
Columbia Banking System, Inc.	832	27,048
New York REIT, Inc.	2,342	26,933
Evercore Partners, Inc. — Class A	498	26,927
Pinnacle Financial Partners, Inc.	518	26,604
Washington Real Estate Investment Trust	982	26,573
UMB Financial Corp.	568	26,440
BGC Partners, Inc. — Class A	2,641	25,908
CVB Financial Corp.	1,529	25,871
EastGroup Properties, Inc.	465	25,859
WisdomTree Investments, Inc.	1,646	25,809
Ellie Mae, Inc.*	424	25,538
Capitol Federal Financial, Inc.	2,028	25,472
Financial Engines, Inc.	748	25,185
South State Corp.	349	25,111
National Penn Bancshares, Inc.	2,021	24,919
Alexander & Baldwin, Inc.	705	24,894
Retail Opportunity Investments Corp.	1,382	24,738
Xenia Hotels & Resorts, Inc.	1,611	24,697
PS Business Parks, Inc.	281	24,568
PRA Group, Inc.*	697	24,179
Argo Group International Holdings Ltd.	402	24,056
Lexington Realty Trust	2,962	23,696
Community Bank System, Inc.	592	23,644
Monogram Residential Trust, Inc.	2,400	23,424
WageWorks, Inc.*	514	23,320
Kemper Corp.	626	23,318
Old National Bancorp	1,685	22,849
Trustmark Corp.	972	22,395
EverBank Financial Corp.	1,396	22,308
Simmons First National Corp. — Class A	431	22,136
LTC Properties, Inc.	513	22,131
Invesco Mortgage Capital, Inc. REIT	1,774	21,980
Pennsylvania Real Estate Investment Trust	996	21,783
Eagle Bancorp, Inc.*	431	21,753
Chesapeake Lodging Trust	859	21,612
Hilltop Holdings, Inc.*	1,097	21,084

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 91.8% (continued)
Financial - 23.6% (continued)
Physicians Realty Trust	1,250	$21,075
First Midwest Bancorp, Inc.	1,125	20,734
Astoria Financial Corp.	1,298	20,573
American Assets Trust, Inc.	536	20,556
International Bancshares Corp.	782	20,097
Renasant Corp.	580	19,958
CoreSite Realty Corp.	351	19,909
BBCN Bancorp, Inc.	1,147	19,751
Horace Mann Educators Corp.	593	19,676
Enstar Group Ltd.*	131	19,655
Parkway Properties, Inc.	1,221	19,084
Provident Financial Services, Inc.	946	19,062
Sabra Health Care REIT, Inc.	938	18,976
Ramco-Gershenson Properties Trust	1,142	18,969
Northwest Bancshares, Inc.	1,407	18,840
Aircastle Ltd.	899	18,780
BofI Holding, Inc.*	885	18,629
Hatteras Financial Corp. REIT	1,396	18,357
QTS Realty Trust, Inc. — Class A	402	18,134
Select Income REIT	904	17,917
Potlatch Corp.	586	17,721
NBT Bancorp, Inc.	634	17,676
Essent Group Ltd.*	802	17,556
Independent Bank Corp.	376	17,492
STAG Industrial, Inc.	938	17,306
Great Western Bancorp, Inc.	596	17,296
Westamerica Bancorporation	369	17,251
LegacyTexas Financial Group, Inc.	687	17,189
Kearny Financial Corp.	1,348	17,079
Park National Corp.	188	17,010
HFF, Inc. — Class A	546	16,964
WesBanco, Inc.	555	16,661
Chemical Financial Corp.	486	16,655
Union Bankshares Corp.	650	16,406
PennyMac Mortgage Investment Trust	1,075	16,405
Third Point Reinsurance Ltd.*	1,216	16,307
CYS Investments, Inc.	2,280	16,256
Government Properties Income Trust REIT	1,014	16,092
First Financial Bancorp	890	16,082
Redwood Trust, Inc.	1,215	16,038
Beneficial Bancorp, Inc.*	1,191	15,864
Ameris Bancorp	464	15,771
S&T Bancorp, Inc.	502	15,472
ServisFirst Bancshares, Inc.	321	15,257
FelCor Lodging Trust, Inc.	2,064	15,067
Summit Hotel Properties, Inc.	1,258	15,033
St. Joe Co.*	795	14,715
Apollo Commercial Real Estate Finance, Inc.	843	14,525
iStar, Inc.*	1,233	14,463
Hersha Hospitality Trust	664	14,449
FCB Financial Holdings, Inc. — Class A*	403	14,423
United Community Banks, Inc.	734	14,306
Terreno Realty Corp.	619	14,002
AMERISAFE, Inc.	274	13,947
First Merchants Corp.	545	13,854
Banner Corp.	302	13,850
TowneBank	657	13,712
Boston Private Financial Holdings, Inc.	1,197	13,574
Infinity Property & Casualty Corp.	164	13,486
Franklin Street Properties Corp.	1,297	13,424
Inland Real Estate Corp.	1,264	13,424
WSFS Financial Corp.	412	13,332
Talmer Bancorp, Inc. — Class A	734	13,293
Navigators Group, Inc.*	153	13,126
Rexford Industrial Realty, Inc.	797	13,039
FNFV Group*	1,152	12,937
MBIA, Inc.*	1,963	12,720
Employers Holdings, Inc.	460	12,558
ARMOUR Residential REIT, Inc.	575	12,512
Colony Starwood Homes	551	12,475
STORE Capital Corp.	535	12,412
Berkshire Hills Bancorp, Inc.	426	12,401
Stewart Information Services Corp.	331	12,356
Safety Insurance Group, Inc.	218	12,291
Investors Real Estate Trust	1,767	12,281
Tompkins Financial Corp.	216	12,131
National General Holdings Corp.	553	12,089
Capstead Mortgage Corp. REIT	1,382	12,079
New Senior Investment Group, Inc.	1,225	12,079
Greenhill & Company, Inc.	422	12,073
Wilshire Bancorp, Inc.	1,017	11,746
First Commonwealth Financial Corp.	1,283	11,637
Virtus Investment Partners, Inc.	99	11,629
Brookline Bancorp, Inc.	1,009	11,604
PHH Corp.*	716	11,599
Alexander's, Inc.	30	11,523
Nelnet, Inc. — Class A	342	11,481
Chatham Lodging Trust	551	11,284
Lakeland Financial Corp.	240	11,189
United Fire Group, Inc.	292	11,187
Meridian Bancorp, Inc.	791	11,153
Walker & Dunlop, Inc.*	382	11,005
Hanmi Financial Corp.	461	10,935
Encore Capital Group, Inc.*	375	10,905
Maiden Holdings Ltd.	730	10,884
State Bank Financial Corp.	514	10,809
Ocwen Financial Corp.*	1,550	10,804
Northfield Bancorp, Inc.	676	10,762
Universal Insurance Holdings, Inc.	461	10,686
Cardinal Financial Corp.	463	10,533
Customers Bancorp, Inc.*	386	10,507
Oritani Financial Corp.	634	10,461
BNC Bancorp	410	10,406
American Capital Mortgage Investment Corp.	738	10,302
CenterState Banks, Inc.	654	10,235
Altisource Residential Corp.	824	10,226

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 91.8% (continued)
Financial - 23.6% (continued)
City Holding Co.	219	$9,995
Capital Bank Financial Corp. — Class A	304	9,722
First Potomac Realty Trust	847	9,656
Sandy Spring Bancorp, Inc.	356	9,598
Flushing Financial Corp.	424	9,175
United Financial Bancorp, Inc.	712	9,171
Yadkin Financial Corp.	364	9,162
Ambac Financial Group, Inc.*	649	9,144
Monmouth Real Estate Investment Corp.	861	9,006
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	476	9,006
Universal Health Realty Income Trust	180	9,002
TriCo Bancshares	328	9,000
Cohen & Steers, Inc.	292	8,900
Agree Realty Corp.	261	8,871
Piper Jaffray Cos.*	218	8,807
FBL Financial Group, Inc. — Class A	138	8,782
American Residential Properties, Inc.	464	8,770
Southside Bancshares, Inc.	365	8,767
Cedar Realty Trust, Inc.	1,225	8,673
Cass Information Systems, Inc.	166	8,542
Washington Trust Bancorp, Inc.	214	8,457
TrustCo Bank Corp. NY	1,370	8,412
Investment Technology Group, Inc.	494	8,408
New York Mortgage Trust, Inc. REIT	1,575	8,395
First Interstate BancSystem, Inc. — Class A	284	8,256
Heritage Financial Corp.	435	8,195
Silver Bay Realty Trust Corp.	523	8,190
First NBC Bank Holding Co.*	219	8,188
Enterprise Financial Services Corp.	288	8,165
Diamond Hill Investment Group, Inc.	43	8,127
Heartland Financial USA, Inc.	259	8,122
Stock Yards Bancorp, Inc.	214	8,087
National Western Life Group, Inc. — Class A	32	8,062
ConnectOne Bancorp, Inc.	431	8,055
Community Trust Bancorp, Inc.	226	7,901
Dime Community Bancshares, Inc.	449	7,853
Greenlight Capital Re Ltd. — Class A*	417	7,802
Heritage Insurance Holdings, Inc.	356	7,768
Walter Investment Management Corp.*	544	7,736
Urstadt Biddle Properties, Inc. — Class A	402	7,734
Rouse Properties, Inc.	528	7,688
Banc of California, Inc.	522	7,632
Ashford Hospitality Trust, Inc.	1,203	7,591
Nationstar Mortgage Holdings, Inc.*	566	7,567
Moelis & Co. — Class A	254	7,412
Bryn Mawr Bank Corp.	257	7,381
1st Source Corp.	237	7,316
Central Pacific Financial Corp.	332	7,311
International. FCStone, Inc.*	217	7,261
Saul Centers, Inc.	141	7,229
MainSource Financial Group, Inc.	313	7,161
First Busey Corp.	347	7,159
Ladder Capital Corp. — Class A	573	7,117
CareTrust REIT, Inc.	643	7,041
CoBiz Financial, Inc.	524	7,032
HomeStreet, Inc.*	318	6,904
Flagstar Bancorp, Inc.*	297	6,864
Great Southern Bancorp, Inc.	151	6,834
Anworth Mortgage Asset Corp.	1,512	6,577
Pacific Premier Bancorp, Inc.*	309	6,566
Bridge Bancorp, Inc.	215	6,542
Lakeland Bancorp, Inc.	546	6,437
CatchMark Timber Trust, Inc. — Class A	568	6,424
German American Bancorp, Inc.	191	6,364
Campus Crest Communities, Inc.*	933	6,344
RE/MAX Holdings, Inc. — Class A	170	6,341
Getty Realty Corp.	369	6,328
NewBridge Bancorp	517	6,297
Virtu Financial, Inc. — Class A	274	6,203
Blue Hills Bancorp, Inc.	404	6,185
Western Asset Mortgage Capital Corp. REIT	605	6,183
BancFirst Corp.	105	6,155
Cowen Group, Inc. — Class A*	1,607	6,155
CU Bancorp*	242	6,137
KCG Holdings, Inc. — Class A*	491	6,044
Federated National Holding Co.	203	6,001
Mercantile Bank Corp.	243	5,963
Univest Corporation of Pennsylvania	284	5,924
InfraREIT, Inc.	316	5,846
Resource Capital Corp.	457	5,831
Westwood Holdings Group, Inc.	111	5,782
Ashford Hospitality Prime, Inc.	395	5,728
Marcus & Millichap, Inc.*	196	5,711
Financial Institutions, Inc.	203	5,684
National Storage Affiliates Trust	330	5,653
HomeTrust Bancshares, Inc.*	276	5,589
Opus Bank	150	5,546
Apollo Residential Mortgage, Inc.	463	5,533
Preferred Bank/Los Angeles CA	167	5,514
Waterstone Financial, Inc.	390	5,499
First BanCorp*	1,677	5,450
Fidelity Southern Corp.	244	5,444
OM Asset Management plc	355	5,442
First Financial Corp.	159	5,401
Metro Bancorp, Inc.	171	5,366

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 91.8% (continued)
Financial - 23.6% (continued)
First Bancorp	285	$5,341
Clifton Bancorp, Inc.	371	5,320
Forestar Group, Inc.*	485	5,306
Stonegate Bank	161	5,290
First of Long Island Corp.	176	5,280
Altisource Portfolio Solutions S.A.*	189	5,256
Citizens, Inc.*	707	5,253
AG Mortgage Investment Trust, Inc.	409	5,252
Bank Mutual Corp.	673	5,249
Seacoast Banking Corporation of Florida*	343	5,138
Independent Bank Corp.	330	5,026
First Defiance Financial Corp.	133	5,025
Peoples Bancorp, Inc.	265	4,993
NMI Holdings, Inc. — Class A*	719	4,868
United Development Funding IV	442	4,862
Anchor BanCorp Wisconsin, Inc.*	111	4,831
Southwest Bancorp, Inc.	275	4,807
Suffolk Bancorp	169	4,791
Federal Agricultural Mortgage Corp. — Class C	151	4,767
Park Sterling Corp.	649	4,751
Meta Financial Group, Inc.	103	4,731
Camden National Corp.	107	4,718
OFG Bancorp	643	4,707
Whitestone REIT — Class B	389	4,672
Horizon Bancorp	165	4,613
Peapack Gladstone Financial Corp.	223	4,598
Bank of Marin Bancorp	86	4,592
West Bancorporation, Inc.	231	4,562
Houlihan Lokey, Inc.	174	4,561
First Community Bancshares, Inc.	243	4,527
Dynex Capital, Inc.	709	4,502
Independent Bank Group, Inc.	140	4,480
Ares Commercial Real Estate Corp.	391	4,473
State Auto Financial Corp.	216	4,447
State National Companies, Inc.	451	4,424
Gladstone Commercial Corp.	301	4,392
Arrow Financial Corp.	161	4,374
Arlington Asset Investment Corp. — Class A	330	4,366
HCI Group, Inc.	124	4,321
TriState Capital Holdings, Inc.*	307	4,295
United Insurance Holdings Corp.	246	4,207
Preferred Apartment Communities, Inc. — Class A	321	4,199
Ladenburg Thalmann Financial Services, Inc.*	1,518	4,190
United Community Financial Corp.	708	4,177
Pacific Continental Corp.	280	4,166
Peoples Financial Services Corp.	109	4,151
Fidelity & Guaranty Life	162	4,110
QCR Holdings, Inc.	168	4,081
OneBeacon Insurance Group Ltd. — Class A	327	4,058
First Connecticut Bancorp, Inc.	231	4,022
Armada Hoffler Properties, Inc.	377	3,951
One Liberty Properties, Inc.	181	3,884
OceanFirst Financial Corp.	192	3,846
GAIN Capital Holdings, Inc.	464	3,763
CNB Financial Corp.	208	3,750
Republic Bancorp, Inc. — Class A	142	3,750
World Acceptance Corp.*	101	3,747
Citizens & Northern Corp.	176	3,696
Heritage Commerce Corp.	306	3,660
NexPoint Residential Trust, Inc.	273	3,574
National Bankshares, Inc.	100	3,554
Guaranty Bancorp	214	3,540
Triumph Bancorp, Inc.*	214	3,531
Independence Realty Trust, Inc.	464	3,485
Global Indemnity plc — Class A*	120	3,482
MidWestOne Financial Group, Inc.	114	3,467
Territorial Bancorp, Inc.	123	3,412
UMH Properties, Inc.	336	3,400
RAIT Financial Trust	1,259	3,399
Fox Chase Bancorp, Inc.	167	3,388
Easterly Government Properties, Inc.	196	3,367
FRP Holdings, Inc.*	99	3,360
BankFinancial Corp.	265	3,347
Old Second Bancorp, Inc.*	425	3,332
Consolidated-Tomoka Land Co.	63	3,321
Baldwin & Lyons, Inc. — Class B	136	3,268
Ames National Corp.	134	3,255
American National Bankshares, Inc.	126	3,227
Bluerock Residential Growth REIT, Inc.	272	3,223
First Bancorp, Inc.	155	3,173
Acacia Research Corp.	736	3,157
Charter Financial Corp.	239	3,157
First Business Financial Services, Inc.	125	3,126
NewStar Financial, Inc.*	348	3,125
Orchid Island Capital, Inc.	314	3,118
Bancorp, Inc.*	486	3,096
Sierra Bancorp	170	3,001
Atlas Financial Holdings, Inc.*	150	2,985
Bar Harbor Bankshares	86	2,960
PennyMac Financial Services, Inc. — Class A*	191	2,934
Penns Woods Bancorp, Inc.	69	2,930
Farmers Capital Bank Corp.*	108	2,928
EMC Insurance Group, Inc.	113	2,859
Sun Bancorp, Inc.*	138	2,848
Real Industry, Inc.*	354	2,843
GAMCO Investors, Inc. — Class A	91	2,825
Associated Capital Group, Inc. — Class A*	91	2,776
National Interstate Corp.	103	2,750

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 91.8% (continued)
Financial - 23.6% (continued)
BSB Bancorp, Inc.*	117	$2,737
Heritage Oaks Bancorp	338	2,707
Cascade Bancorp*	446	2,707
Oppenheimer Holdings, Inc. — Class A	150	2,607
eHealth, Inc.*	258	2,575
CorEnergy Infrastructure Trust, Inc.	170	2,523
Enterprise Bancorp, Inc.	110	2,514
Calamos Asset Management, Inc. — Class A	257	2,488
Enova International, Inc.*	376	2,485
Franklin Financial Network, Inc.*	79	2,479
Regional Management Corp.*	155	2,398
Hallmark Financial Services, Inc.*	204	2,385
CommunityOne Bancorp*	176	2,371
Capital City Bank Group, Inc.	154	2,364
Trupanion, Inc.*	237	2,313
Hingham Institution for Savings	19	2,276
Merchants Bancshares, Inc.	72	2,267
Impac Mortgage Holdings, Inc.*	123	2,214
National Commerce Corp.*	87	2,179
Crawford & Co. — Class B	410	2,177
Century Bancorp, Inc. — Class A	50	2,173
Access National Corp.	105	2,148
C1 Financial, Inc.*	86	2,082
Bear State Financial, Inc.*	192	2,079
Marlin Business Services Corp.	125	2,008
Donegal Group, Inc. — Class A	123	1,732
On Deck Capital, Inc.*	167	1,720
Green Bancorp, Inc.*	157	1,645
Pzena Investment Management, Inc. — Class A	181	1,557
Independence Holding Co.	102	1,413
Stonegate Mortgage Corp.*	210	1,145
Hampton Roads Bankshares, Inc.*	494	909
Ashford, Inc.*	16	852
Great Ajax Corp.	62	751
RMR Group, Inc. — Class A*	46	657
BBX Capital Corp. — Class A*	39	610
Kansas City Life Insurance Co.	15	574
Live Oak Bancshares, Inc.	39	554
ZAIS Group Holdings, Inc.*	55	509
Medley Management, Inc. — Class A	86	489
CIFC LLC	87	485
JG Wentworth Co. — Class A*	208	374
Allegiance Bancshares, Inc.*	12	284
Fifth Street Asset Management, Inc.	84	274
Equity Bancshares, Inc. — Class A*	10	234
Altisource Asset Management Corp.*	13	223
RCS Capital Corp. — Class A*	708	216
People's Utah Bancorp	11	189
6D Global Technologies, Inc.*,†††	357	–
Total Financial		6,229,425
Consumer, Non-cyclical - 21.3%
STERIS plc	1,225	92,291
Dyax Corp.*	2,099	78,963
Neurocrine Biosciences, Inc.*	1,231	69,637
Anacor Pharmaceuticals, Inc.*	591	66,764
West Pharmaceutical Services, Inc.	1,037	62,448
Ultragenyx Pharmaceutical, Inc.*	554	62,148
Amsurg Corp. — Class A*	777	59,051
Post Holdings, Inc.*	887	54,729
ABIOMED, Inc.*	602	54,348
Euronet Worldwide, Inc.*	748	54,178
PAREXEL International Corp.*	795	54,156
Heartland Payment Systems, Inc.	528	50,065
WellCare Health Plans, Inc.*	636	49,741
TreeHouse Foods, Inc.*	618	48,488
HealthSouth Corp.	1,319	45,914
Team Health Holdings, Inc.*	1,039	45,601
Impax Laboratories, Inc.*	1,034	44,213
Myriad Genetics, Inc.*	1,000	43,160
ACADIA Pharmaceuticals, Inc.*	1,149	40,962
Pacira Pharmaceuticals, Inc.*	526	40,391
Deluxe Corp.	720	39,269
Prestige Brands Holdings, Inc.*	754	38,816
Helen of Troy Ltd.*	410	38,643
Cimpress N.V.*	473	38,379
LivaNova plc*	639	37,936
Cepheid*	1,034	37,772
NuVasive, Inc.*	696	37,660
Chemed Corp.	246	36,851
Bright Horizons Family Solutions, Inc.*	539	36,005
Healthcare Services Group, Inc.	1,030	35,916
Medicines Co.*	953	35,584
Portola Pharmaceuticals, Inc.*	673	34,626
Molina Healthcare, Inc.*	565	33,973
On Assignment, Inc.*	746	33,532
Owens & Minor, Inc.	909	32,706
Novavax, Inc.*	3,864	32,419
Nektar Therapeutics*	1,896	31,947
Wright Medical Group N.V.*	1,286	31,094
Insulet Corp.*	818	30,929
Lancaster Colony Corp.	267	30,828
Cantel Medical Corp.	494	30,697
Prothena Corporation plc*	450	30,650
Advisory Board Co.*	612	30,362
Monro Muffler Brake, Inc.	458	30,329
Catalent, Inc.*	1,206	30,186
Neogen Corp.*	534	30,182
CEB, Inc.	483	29,651
B&G Foods, Inc.	835	29,242
Vector Group Ltd.	1,235	29,134
Radius Health, Inc.*	465	28,616
United Natural Foods, Inc.*	722	28,418

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 91.8% (continued)
Consumer, Non-cyclical - 21.3% (continued)
Globus Medical, Inc. — Class A*	988	$27,486
Ligand Pharmaceuticals, Inc. — Class B*	253	27,430
Grand Canyon Education, Inc.*	679	27,241
Integra LifeSciences Holdings Corp.*	398	26,976
Ophthotech Corp.*	341	26,779
Halozyme Therapeutics, Inc.*	1,530	26,515
Boston Beer Company, Inc. — Class A*	131	26,450
Acorda Therapeutics, Inc.*	617	26,395
Masimo Corp.*	631	26,193
Kite Pharma, Inc.*	416	25,634
SUPERVALU, Inc.*	3,776	25,601
Matthews International Corp. — Class A	475	25,389
J&J Snack Foods Corp.	215	25,084
Darling Ingredients, Inc.*	2,382	25,058
Sanderson Farms, Inc.	323	25,039
Snyder's-Lance, Inc.	703	24,113
Korn/Ferry International	726	24,089
Haemonetics Corp.*	744	23,987
Air Methods Corp.*	566	23,732
Sarepta Therapeutics, Inc.*	605	23,341
Dean Foods Co.	1,360	23,324
DeVry Education Group, Inc.	918	23,235
Sotheby's	895	23,055
ICU Medical, Inc.*	204	23,007
ABM Industries, Inc.	807	22,975
Natus Medical, Inc.*	475	22,824
Halyard Health, Inc.*	670	22,385
Celldex Therapeutics, Inc.*	1,420	22,266
Magellan Health, Inc.*	360	22,198
Cardtronics, Inc.*	647	21,771
Cambrex Corp.*	452	21,285
AMN Healthcare Services, Inc.*	685	21,269
Ironwood Pharmaceuticals, Inc. — Class A*	1,815	21,036
FibroGen, Inc.*	689	20,994
Cal-Maine Foods, Inc.	451	20,899
FTI Consulting, Inc.*	600	20,796
WD-40 Co.	210	20,717
Intra-Cellular Therapies, Inc.*	384	20,655
Brink's Co.	700	20,202
NxStage Medical, Inc.*	911	19,960
Huron Consulting Group, Inc.*	333	19,780
Travelport Worldwide Ltd.	1,522	19,634
LifeLock, Inc.*	1,360	19,516
Greatbatch, Inc.*	368	19,320
TherapeuticsMD, Inc.*	1,832	18,998
Fresh Del Monte Produce, Inc.	480	18,662
Achillion Pharmaceuticals, Inc.*	1,695	18,289
Universal Corp.	326	18,282
Abaxis, Inc.	325	18,096
Select Medical Holdings Corp.	1,514	18,032
Diplomat Pharmacy, Inc.*	522	17,863
TESARO, Inc.*	336	17,580
CONMED Corp.	399	17,576
Emergent BioSolutions, Inc.*	438	17,524
Exelixis, Inc.*	3,096	17,461
ImmunoGen, Inc.*	1,242	16,854
Ensign Group, Inc.	734	16,610
Nevro Corp.*	240	16,202
Amicus Therapeutics, Inc.*	1,670	16,199
Insmed, Inc.*	886	16,081
Amedisys, Inc.*	407	16,003
ExamWorks Group, Inc.*	596	15,854
EVERTEC, Inc.	947	15,853
PTC Therapeutics, Inc.*	487	15,779
HMS Holdings Corp.*	1,277	15,758
Depomed, Inc.*	864	15,664
TrueBlue, Inc.*	605	15,585
Lannett Company, Inc.*	383	15,366
PharMerica Corp.*	438	15,330
Acceleron Pharma, Inc.*	312	15,213
ARIAD Pharmaceuticals, Inc.*	2,413	15,081
Analogic Corp.	178	14,703
MiMedx Group, Inc.*	1,566	14,673
Diamond Foods, Inc.*	380	14,649
Fresh Market, Inc.*	622	14,567
AMAG Pharmaceuticals, Inc.*	475	14,340
Kindred Healthcare, Inc.	1,204	14,340
Cynosure, Inc. — Class A*	320	14,294
Cempra, Inc.*	459	14,289
MacroGenics, Inc.*	453	14,029
Clovis Oncology, Inc.*	400	14,000
ZIOPHARM Oncology, Inc.*	1,654	13,745
Tumi Holdings, Inc.*	808	13,437
Insperity, Inc.	279	13,434
Repligen Corp.*	474	13,409
Relypsa, Inc.*	470	13,320
Luminex Corp.*	621	13,283
Zeltiq Aesthetics, Inc.*	465	13,266
HealthEquity, Inc.*	523	13,112
Momenta Pharmaceuticals, Inc.*	881	13,074
PRA Health Sciences, Inc.*	287	12,992
Andersons, Inc.	410	12,968
Five Prime Therapeutics, Inc.*	312	12,948
Theravance, Inc.	1,228	12,943
Exact Sciences Corp.*	1,383	12,765
Merrimack Pharmaceuticals, Inc.*	1,596	12,608
HeartWare International, Inc.*	249	12,550
Surgical Care Affiliates, Inc.*	310	12,341
Meridian Bioscience, Inc.	601	12,333
Dynavax Technologies Corp.*	508	12,273
Coca-Cola Bottling Company Consolidated	67	12,228
Merit Medical Systems, Inc.*	633	11,767
SpartanNash Co.	542	11,729
Sage Therapeutics, Inc.*	199	11,602
Seaboard Corp.*	4	11,579
TriNet Group, Inc.*	594	11,494
Pacific Biosciences of California, Inc.*	874	11,476
Rent-A-Center, Inc.	764	11,437
ACCO Brands Corp.*	1,584	11,294
Heron Therapeutics, Inc.*	422	11,267
Affymetrix, Inc.*	1,114	11,240

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 91.8% (continued)
Consumer, Non-cyclical - 21.3% (continued)
Navigant Consulting, Inc.*	695	$11,162
Alder Biopharmaceuticals, Inc.*	337	11,131
Geron Corp.*	2,279	11,030
Eagle Pharmaceuticals, Inc.*	124	10,995
NewLink Genetics Corp.*	300	10,917
Multi-Color Corp.	182	10,885
Green Dot Corp. — Class A*	661	10,854
BioCryst Pharmaceuticals, Inc.*	1,046	10,795
Orthofix International N.V.*	270	10,587
Apollo Education Group, Inc. — Class A*	1,360	10,431
Calavo Growers, Inc.	212	10,388
USANA Health Sciences, Inc.*	81	10,348
ICF International, Inc.*	282	10,028
Retrophin, Inc.*	504	9,722
Insys Therapeutics, Inc.*	338	9,677
US Physical Therapy, Inc.	179	9,609
Endologix, Inc.*	970	9,603
Team, Inc.*	300	9,588
Strayer Education, Inc.*	158	9,499
Providence Service Corp.*	198	9,290
Spectranetics Corp.*	610	9,187
AtriCure, Inc.*	409	9,178
Sangamo BioSciences, Inc.*	1,002	9,148
Weight Watchers International, Inc.*	398	9,074
Incorporated Research Holdings, Inc. — Class A*	187	9,071
Inogen, Inc.*	226	9,060
Genomic Health, Inc.*	257	9,046
Paylocity Holding Corp.*	223	9,043
NutriSystem, Inc.	416	9,002
Kforce, Inc.	356	9,000
National Healthcare Corp.	145	8,947
Capital Senior Living Corp.*	425	8,866
Resources Connection, Inc.	542	8,856
LDR Holding Corp.*	351	8,814
Quidel Corp.*	415	8,798
Cerus Corp.*	1,376	8,696
McGrath RentCorp	344	8,665
Boulder Brands, Inc.*	789	8,663
RPX Corp.*	783	8,613
Omeros Corp.*	546	8,589
Array BioPharma, Inc.*	2,034	8,583
Tootsie Roll Industries, Inc.	270	8,529
Vascular Solutions, Inc.*	248	8,529
LHC Group, Inc.*	188	8,515
Ingles Markets, Inc. — Class A	191	8,419
Hanger, Inc.*	509	8,373
PDL BioPharma, Inc.	2,365	8,372
Triple-S Management Corp. — Class B*	347	8,297
Central Garden & Pet Co. — Class A*	609	8,282
Synergy Pharmaceuticals, Inc.*	1,443	8,182
Capella Education Co.	176	8,135
Viad Corp.	288	8,130
Invacare Corp.	466	8,104
Anika Therapeutics, Inc.*	211	8,052
Lexicon Pharmaceuticals, Inc.*	599	7,973
Revance Therapeutics, Inc.*	231	7,891
Coherus Biosciences, Inc.*	340	7,806
Accuray, Inc.*	1,138	7,682
Enanta Pharmaceuticals, Inc.*	231	7,628
Atrion Corp.	20	7,624
Phibro Animal Health Corp. — Class A	252	7,593
Cross Country Healthcare, Inc.*	463	7,589
Keryx Biopharmaceuticals, Inc.*	1,493	7,540
Monster Worldwide, Inc.*	1,312	7,518
LendingTree, Inc.*	84	7,500
National Beverage Corp.*	165	7,498
Rockwell Medical, Inc.*	724	7,414
Aerie Pharmaceuticals, Inc.*	296	7,208
Dermira, Inc.*	208	7,199
Heidrick & Struggles International, Inc.	264	7,186
Ennis, Inc.	372	7,161
Albany Molecular Research, Inc.*	359	7,126
Weis Markets, Inc.	159	7,044
CBIZ, Inc.*	713	7,030
Inovio Pharmaceuticals, Inc.*	1,035	6,955
Omega Protein Corp.*	312	6,926
Kelly Services, Inc. — Class A	428	6,912
Cardiovascular Systems, Inc.*	456	6,895
Epizyme, Inc.*	419	6,712
Accelerate Diagnostics, Inc.*	310	6,662
Supernus Pharmaceuticals, Inc.*	494	6,639
Arena Pharmaceuticals, Inc.*	3,490	6,631
SciClone Pharmaceuticals, Inc.*	714	6,569
Amphastar Pharmaceuticals, Inc.*	457	6,503
John B Sanfilippo & Son, Inc.	120	6,484
Atara Biotherapeutics, Inc.*	243	6,418
Smart & Final Stores, Inc.*	350	6,374
Sucampo Pharmaceuticals, Inc. — Class A*	358	6,190
Theravance Biopharma, Inc.*	376	6,163
Progenics Pharmaceuticals, Inc.*	1,002	6,142
TG Therapeutics, Inc.*	510	6,084
NeoGenomics, Inc.*	772	6,076
Wausau Paper Corp.	590	6,036
Raptor Pharmaceutical Corp.*	1,159	6,027
Xencor, Inc.*	410	5,994
Otonomy, Inc.*	213	5,911
Chimerix, Inc.*	659	5,898
Inter Parfums, Inc.	245	5,836
Spectrum Pharmaceuticals, Inc.*	964	5,813
SP Plus Corp.*	242	5,784
Healthways, Inc.*	448	5,766
Vanda Pharmaceuticals, Inc.*	602	5,605
Performance Food Group Co.*	241	5,577
Infinity Pharmaceuticals, Inc.*	707	5,550
Hackett Group, Inc.	345	5,544
OncoMed Pharmaceuticals, Inc.*	243	5,477

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 91.8% (continued)
Consumer, Non-cyclical - 21.3% (continued)
CorVel Corp.*	123	$5,402
James River Group Holdings Ltd.	159	5,333
Intersect ENT, Inc.*	237	5,333
Carriage Services, Inc. — Class A	220	5,302
Teligent, Inc.*	595	5,296
Arrowhead Research Corp.*	857	5,271
OraSure Technologies, Inc.*	814	5,242
Cytokinetics, Inc.*	500	5,230
Tetraphase Pharmaceuticals, Inc.*	520	5,216
Spark Therapeutics, Inc.*	115	5,211
MannKind Corp.*	3,557	5,158
ANI Pharmaceuticals, Inc.*	114	5,144
Ocata Therapeutics, Inc.*	603	5,077
Sagent Pharmaceuticals, Inc.*	318	5,059
Universal American Corp.	719	5,033
K2M Group Holdings, Inc.*	254	5,014
Agenus, Inc.*	1,102	5,003
Lion Biotechnologies, Inc.*	648	5,003
Civitas Solutions, Inc.*	169	4,866
Adeptus Health, Inc. — Class A*	89	4,852
Akebia Therapeutics, Inc.*	375	4,845
Medifast, Inc.	157	4,770
La Jolla Pharmaceutical Co.*	175	4,725
GenMark Diagnostics, Inc.*	608	4,718
Surgery Partners, Inc.*	228	4,672
Curis, Inc.*	1,604	4,668
XenoPort, Inc.*	847	4,650
Revlon, Inc. — Class A*	167	4,649
Mirati Therapeutics, Inc.*	146	4,614
Zogenix, Inc.*	311	4,584
BioTelemetry, Inc.*	390	4,555
Landauer, Inc.	138	4,543
Chefs' Warehouse, Inc.*	272	4,537
Corcept Therapeutics, Inc.*	892	4,442
Barrett Business Services, Inc.	102	4,441
Cara Therapeutics, Inc.*	263	4,434
AngioDynamics, Inc.*	364	4,419
Karyopharm Therapeutics, Inc.*	333	4,412
Advaxis, Inc.*	437	4,396
American Public Education, Inc.*	235	4,373
K12, Inc.*	487	4,286
Immunomedics, Inc.*	1,391	4,270
Adamas Pharmaceuticals, Inc.*	150	4,248
Esperion Therapeutics, Inc.*	190	4,229
Concert Pharmaceuticals, Inc.*	222	4,211
Ardelyx, Inc.*	230	4,168
Everi Holdings, Inc.*	947	4,157
Ignyta, Inc.*	309	4,141
Forrester Research, Inc.	145	4,130
Versartis, Inc.*	324	4,014
STAAR Surgical Co.*	560	3,998
Almost Family, Inc.*	104	3,976
CryoLife, Inc.	368	3,967
Seres Therapeutics, Inc.*	113	3,965
Trevena, Inc.*	372	3,906
ServiceSource International, Inc.*	847	3,905
Flexion Therapeutics, Inc.*	201	3,873
Rigel Pharmaceuticals, Inc.*	1,271	3,851
Quad/Graphics, Inc.	413	3,841
CSS Industries, Inc.	135	3,831
Natural Health Trends Corp.	114	3,822
SurModics, Inc.*	188	3,811
Idera Pharmaceuticals, Inc.*	1,232	3,807
Tejon Ranch Co.*	198	3,792
MGP Ingredients, Inc.	146	3,789
Elizabeth Arden, Inc.*	376	3,722
Aegerion Pharmaceuticals, Inc.*	362	3,656
Farmer Brothers Co.*	112	3,614
Foundation Medicine, Inc.*	171	3,601
Durect Corp.*	1,622	3,585
Sorrento Therapeutics, Inc.*	411	3,580
Blueprint Medicines Corp.*	135	3,556
Penumbra, Inc.*	66	3,551
Regulus Therapeutics, Inc.*	407	3,549
Career Education Corp.*	977	3,547
Vitae Pharmaceuticals, Inc.*	191	3,457
Great Lakes Dredge & Dock Corp.*	870	3,445
Aduro Biotech, Inc.*	120	3,377
Peregrine Pharmaceuticals, Inc.*	2,882	3,372
Oxford Immunotec Global plc*	291	3,347
Paratek Pharmaceuticals, Inc.*	176	3,339
Loxo Oncology, Inc.*	117	3,329
OvaScience, Inc.*	339	3,312
RTI Surgical, Inc.*	827	3,283
Organovo Holdings, Inc.*	1,317	3,279
Immune Design Corp.*	163	3,273
ChemoCentryx, Inc.*	402	3,256
Galena Biopharma, Inc.*	2,213	3,253
Global Blood Therapeutics, Inc.*	100	3,233
Ascent Capital Group, Inc. — Class A*	192	3,210
BioDelivery Sciences International, Inc.*	666	3,190
Vectrus, Inc.*	152	3,175
Heska Corp.*	82	3,172
Utah Medical Products, Inc.	54	3,161
Seneca Foods Corp. — Class A*	108	3,130
Nutraceutical International Corp.*	121	3,124
BioTime, Inc.*	762	3,124
RadNet, Inc.*	495	3,059
CTI BioPharma Corp.*	2,485	3,057
Cellular Biomedicine Group, Inc.*	142	3,052
BioSpecifics Technologies Corp.*	71	3,051
Oncothyreon, Inc.*	1,369	3,039
Tandem Diabetes Care, Inc.*	255	3,012
Aimmune Therapeutics, Inc.*	160	2,952
Franklin Covey Co.*	176	2,946
Vital Therapies, Inc.*	255	2,938
LeMaitre Vascular, Inc.	170	2,933
Pfenex, Inc.*	235	2,909

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 91.8% (continued)
Consumer, Non-cyclical - 21.3% (continued)
Navidea Biopharmaceuticals, Inc.*	2,173	$2,890
POZEN, Inc.*	418	2,855
Osiris Therapeutics, Inc.	275	2,855
Sequenom, Inc.*	1,702	2,791
InVivo Therapeutics Holdings Corp.*	383	2,758
NanoString Technologies, Inc.*	185	2,721
Antares Pharma, Inc.*	2,231	2,700
Village Super Market, Inc. — Class A	102	2,688
Exactech, Inc.*	148	2,686
Avalanche Biotechnologies, Inc.*	282	2,685
Catalyst Pharmaceuticals, Inc.*	1,090	2,671
Anthera Pharmaceuticals, Inc.*	574	2,663
Foamix Pharmaceuticals Ltd.*	328	2,660
Natural Grocers by Vitamin Cottage, Inc.*	130	2,648
MoneyGram International, Inc.*	422	2,646
Collegium Pharmaceutical, Inc.*	96	2,640
ARC Document Solutions, Inc.*	589	2,603
Applied Genetic Technologies Corp.*	127	2,591
Dicerna Pharmaceuticals, Inc.*	218	2,588
Orexigen Therapeutics, Inc.*	1,475	2,537
CytRx Corp.*	952	2,523
Limoneira Co.	166	2,480
CRA International, Inc.*	132	2,462
Bellicum Pharmaceuticals, Inc.*	119	2,412
Aratana Therapeutics, Inc.*	428	2,388
Cutera, Inc.*	186	2,379
Senomyx, Inc.*	631	2,379
Trovagene, Inc.*	428	2,311
National Research Corp. — Class A	140	2,246
PFSweb, Inc.*	174	2,239
Axovant Sciences Ltd.*	124	2,236
Electro Rent Corp.	240	2,208
Civeo Corp.*	1,554	2,207
AAC Holdings, Inc.*	115	2,192
Alico, Inc.	56	2,167
Endocyte, Inc.*	540	2,165
Addus HomeCare Corp.*	93	2,165
Northwest Biotherapeutics, Inc.*	674	2,157
SeaSpine Holdings Corp.*	123	2,113
Liberty Tax, Inc.	86	2,049
Ocular Therapeutix, Inc.*	217	2,033
Teladoc, Inc.*	113	2,029
Inventure Foods, Inc.*	281	1,995
Five Star Quality Care, Inc.*	622	1,978
Care.com, Inc.*	275	1,969
Pernix Therapeutics Holdings, Inc.*	627	1,850
Bridgepoint Education, Inc.*	243	1,849
Genesis Healthcare, Inc.*	529	1,836
XOMA Corp.*	1,315	1,749
BioScrip, Inc.*	990	1,733
Proteon Therapeutics, Inc.*	111	1,722
Fibrocell Science, Inc.*	377	1,715
Harvard Bioscience, Inc.*	482	1,673
Collectors Universe, Inc.	103	1,597
TransEnterix, Inc.*	639	1,585
Affimed N.V.*	221	1,574
Nature's Sunshine Products, Inc.	153	1,548
Assembly Biosciences, Inc.*	206	1,547
VIVUS, Inc.*	1,497	1,527
Medgenics, Inc.*	252	1,517
Genocea Biosciences, Inc.*	287	1,512
Zafgen, Inc.*	238	1,497
T2 Biosystems, Inc.*	135	1,477
ConforMIS, Inc.*	85	1,470
Agile Therapeutics, Inc.*	150	1,464
Synutra International, Inc.*	306	1,441
Universal Technical Institute, Inc.	305	1,421
Stemline Therapeutics, Inc.*	225	1,420
Amplify Snack Brands, Inc.*	123	1,417
Glaukos Corp.*	57	1,407
Veracyte, Inc.*	194	1,397
CDI Corp.	205	1,386
Entellus Medical, Inc.*	78	1,315
Nobilis Health Corp.*	460	1,297
Craft Brew Alliance, Inc.*	148	1,239
Calithera Biosciences, Inc.*	160	1,226
Pendrell Corp.*	2,397	1,201
Tokai Pharmaceuticals, Inc.*	137	1,195
Chiasma, Inc.*	61	1,194
Cidara Therapeutics, Inc.*	69	1,184
Neff Corp. — Class A*	151	1,157
iRadimed Corp.*	41	1,149
Corium International, Inc.*	141	1,145
Volt Information Sciences, Inc.*	138	1,123
Alarm.com Holdings, Inc.*	66	1,101
Alimera Sciences, Inc.*	439	1,062
Second Sight Medical Products, Inc.*	171	1,007
CorMedix, Inc.*	466	946
Cambium Learning Group, Inc.*	187	907
Natera, Inc.*	81	875
Invitae Corp.*	106	870
Verastem, Inc.*	465	865
aTyr Pharma, Inc.*	87	855
Unilife Corp.*	1,668	826
Patriot National, Inc.*	120	805
Novocure Ltd.*	35	783
Lifeway Foods, Inc.*	69	766
CPI Card Group, Inc.*	69	736
Alliance HealthCare Services, Inc.*	73	670
CytomX Therapeutics, Inc.*	32	668
Neos Therapeutics, Inc.*	46	659
Aclaris Therapeutics, Inc.*	24	647
Carbylan Therapeutics, Inc.*	177	641
XBiotech, Inc.*	58	630
Asterias Biotherapeutics, Inc.*	151	593
Sientra, Inc.*	99	586
Voyager Therapeutics, Inc.*	24	526
Abeona Therapeutics, Inc.*	155	521

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 91.8% (continued)
Consumer, Non-cyclical - 21.3% (continued)
NantKwest, Inc.*	28	$485
REGENXBIO, Inc.*	28	465
Synta Pharmaceuticals Corp.*	1,311	461
Threshold Pharmaceuticals, Inc.*	920	442
Edge Therapeutics, Inc.*	33	413
MyoKardia, Inc.*	25	367
Arcadia Biosciences, Inc.*	116	353
Tobira Therapeutics, Inc.*	34	342
Dimension Therapeutics, Inc.*	23	259
EndoChoice Holdings, Inc.*	27	225
Fairway Group Holdings Corp.*	297	196
vTv Therapeutics, Inc. — Class A*	26	177
Lantheus Holdings, Inc.*	50	169
Invuity, Inc.*	18	159
Nivalis Therapeutics, Inc.*	20	155
Zynerba Pharmaceuticals, Inc.*	15	151
Catabasis Pharmaceuticals, Inc.*	19	151
SFX Entertainment, Inc.*	663	126
Total Consumer, Non-cyclical		5,618,533
Consumer, Cyclical - 11.5%
Casey's General Stores, Inc.	560	67,452
Vail Resorts, Inc.	524	67,067
Pool Corp.	628	50,731
Burlington Stores, Inc.*	1,088	46,675
Buffalo Wild Wings, Inc.*	274	43,745
American Eagle Outfitters, Inc.	2,819	43,696
CalAtlantic Group, Inc.	1,110	42,092
Jack in the Box, Inc.	539	41,348
Restoration Hardware Holdings, Inc.*	482	38,296
Tenneco, Inc.*	834	38,289
Texas Roadhouse, Inc. — Class A	1,008	36,056
Cracker Barrel Old Country Store, Inc.	277	35,132
Lithia Motors, Inc. — Class A	327	34,880
Liberty TripAdvisor Holdings, Inc. — Class A*	1,079	32,737
Cheesecake Factory, Inc.	702	32,369
Allegiant Travel Co. — Class A	192	32,223
Cooper Tire & Rubber Co.	829	31,378
Dana Holding Corp.	2,205	30,429
Bloomin' Brands, Inc.	1,787	30,182
TRI Pointe Group, Inc.*	2,330	29,521
Beacon Roofing Supply, Inc.*	715	29,443
DreamWorks Animation SKG, Inc. — Class A*	1,094	28,193
Big Lots, Inc.	715	27,556
Core-Mark Holding Company, Inc.	333	27,286
Pinnacle Entertainment, Inc.*	873	27,168
Abercrombie & Fitch Co. — Class A	1,003	27,082
Churchill Downs, Inc.	184	26,034
Group 1 Automotive, Inc.	338	25,587
G-III Apparel Group Ltd.*	574	25,404
Five Below, Inc.*	786	25,231
Wolverine World Wide, Inc.	1,488	24,865
Asbury Automotive Group, Inc.*	366	24,683
Herman Miller, Inc.	859	24,654
Gentherm, Inc.*	519	24,601
Steven Madden Ltd.*	811	24,509
Ascena Retail Group, Inc.*	2,475	24,379
Hawaiian Holdings, Inc.*	688	24,307
Sonic Corp.	749	24,200
HSN, Inc.	468	23,714
PriceSmart, Inc.	281	23,320
Papa John's International, Inc.	417	23,298
HNI Corp.	642	23,151
Boyd Gaming Corp.*	1,150	22,851
UniFirst Corp.	214	22,299
Deckers Outdoor Corp.*	471	22,231
Chico's FAS, Inc.	2,067	22,055
Marriott Vacations Worldwide Corp.	372	21,186
Express, Inc.*	1,219	21,064
DineEquity, Inc.	245	20,744
American Axle & Manufacturing Holdings, Inc.*	1,092	20,682
Mobile Mini, Inc.	660	20,546
Columbia Sportswear Co.	413	20,138
Genesco, Inc.*	347	19,720
Popeyes Louisiana Kitchen, Inc.*	333	19,481
SeaWorld Entertainment, Inc.	986	19,414
Meritage Homes Corp.*	571	19,408
Penn National Gaming, Inc.*	1,151	18,439
La Quinta Holdings, Inc.*	1,351	18,387
Dorman Products, Inc.*	386	18,323
Interface, Inc. — Class A	952	18,221
G&K Services, Inc. — Class A	288	18,115
La-Z-Boy, Inc.	738	18,023
Essendant, Inc.	553	17,978
Steelcase, Inc. — Class A	1,200	17,880
Caleres, Inc.	632	16,950
Guess?, Inc.	892	16,841
Children's Place, Inc.	297	16,394
Select Comfort Corp.*	754	16,143
Diamond Resorts International, Inc.*	600	15,306
First Cash Financial Services, Inc.*	407	15,233
Cooper-Standard Holding, Inc.*	196	15,208
iRobot Corp.*	429	15,187
American Woodmark Corp.*	185	14,796
KB Home	1,176	14,500
MDC Holdings, Inc.	563	14,373
Pep Boys-Manny Moe & Jack*	776	14,286
SkyWest, Inc.	744	14,151
Krispy Kreme Doughnuts, Inc.*	934	14,075
Vitamin Shoppe, Inc.*	429	14,028
Cato Corp. — Class A	379	13,955
National CineMedia, Inc.	886	13,919
Dave & Buster's Entertainment, Inc.*	329	13,732
International Speedway Corp. — Class A	403	13,589

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 91.8% (continued)
Consumer, Cyclical - 11.5% (continued)
BJ's Restaurants, Inc.*	310	$13,476
Oxford Industries, Inc.	211	13,466
Belmond Ltd. — Class A*	1,396	13,262
Knoll, Inc.	703	13,216
Mattress Firm Holding Corp.*	296	13,210
Virgin America, Inc.*	363	13,072
Fiesta Restaurant Group, Inc.*	387	13,003
Red Robin Gourmet Burgers, Inc.*	204	12,595
Buckle, Inc.	407	12,527
ScanSource, Inc.*	387	12,469
TiVo, Inc.*	1,399	12,073
Finish Line, Inc. — Class A	663	11,987
Denny's Corp.*	1,216	11,953
Meritor, Inc.*	1,408	11,757
Bob Evans Farms, Inc.	301	11,694
ClubCorp Holdings, Inc.	634	11,583
Wabash National Corp.*	978	11,570
Crocs, Inc.*	1,109	11,356
Rush Enterprises, Inc. — Class A*	510	11,164
Cash America International, Inc.	367	10,992
Standard Motor Products, Inc.	288	10,958
Sonic Automotive, Inc. — Class A	475	10,811
Universal Electronics, Inc.*	210	10,784
Cavco Industries, Inc.*	128	10,664
Wesco Aircraft Holdings, Inc.*	889	10,641
Callaway Golf Co.	1,126	10,607
Francesca's Holdings Corp.*	608	10,585
Men's Wearhouse, Inc.	696	10,217
Ethan Allen Interiors, Inc.	366	10,182
Hibbett Sports, Inc.*	329	9,949
Outerwall, Inc.	249	9,098
BMC Stock Holdings, Inc.*	540	9,045
Interval Leisure Group, Inc.	563	8,788
Fred's, Inc. — Class A	536	8,774
Motorcar Parts of America, Inc.*	259	8,757
Tower International, Inc.	304	8,685
Rentrak Corp.*	182	8,650
Conn's, Inc.*	350	8,215
Carmike Cinemas, Inc.*	353	8,098
Ruth's Hospitality Group, Inc.	504	8,024
H&E Equipment Services, Inc.	450	7,866
Biglari Holdings, Inc.*	24	7,820
Zoe's Kitchen, Inc.*	279	7,806
M/I Homes, Inc.*	353	7,738
Winnebago Industries, Inc.	387	7,701
Nautilus, Inc.*	452	7,557
Taylor Morrison Home Corp. — Class A*	468	7,488
Chuy's Holdings, Inc.*	238	7,459
AMC Entertainment Holdings, Inc. — Class A	306	7,344
Regis Corp.*	519	7,344
Installed Building Products, Inc.*	287	7,126
Lumber Liquidators Holdings, Inc.*	391	6,788
Douglas Dynamics, Inc.	322	6,785
MarineMax, Inc.*	368	6,779
Libbey, Inc.	315	6,716
Pier 1 Imports, Inc.	1,299	6,612
Navistar International Corp.*	735	6,497
Scientific Games Corp. — Class A*	724	6,494
Tile Shop Holdings, Inc.*	391	6,412
Barnes & Noble, Inc.	732	6,376
Haverty Furniture Companies, Inc.	294	6,303
Performance Sports Group Ltd.*	654	6,298
Caesars Entertainment Corp.*	798	6,296
Modine Manufacturing Co.*	692	6,263
Superior Industries International, Inc.	338	6,226
Unifi, Inc.*	215	6,052
Carrols Restaurant Group, Inc.*	511	5,999
Movado Group, Inc.	231	5,939
DTS, Inc.*	255	5,758
Del Frisco's Restaurant Group, Inc.*	340	5,447
Marcus Corp.	265	5,027
Shoe Carnival, Inc.	216	5,011
Beazer Homes USA, Inc.*	436	5,010
PetMed Express, Inc.	291	4,988
WCI Communities, Inc.*	222	4,946
Ruby Tuesday, Inc.*	894	4,926
LGI Homes, Inc.*	202	4,915
Vera Bradley, Inc.*	307	4,838
Kimball International, Inc. — Class B	494	4,826
Daktronics, Inc.	553	4,822
Citi Trends, Inc.	224	4,760
Iconix Brand Group, Inc.*	687	4,692
Party City Holdco, Inc.*	363	4,686
William Lyon Homes — Class A*	280	4,620
Barnes & Noble Education, Inc.*	463	4,607
Caesars Acquisition Co. — Class A*	666	4,535
Eldorado Resorts, Inc.*	407	4,477
Isle of Capri Casinos, Inc.*	319	4,444
Zumiez, Inc.*	287	4,339
Malibu Boats, Inc. — Class A*	258	4,223
Stage Stores, Inc.	462	4,209
Veritiv Corp.*	116	4,202
Tuesday Morning Corp.*	634	4,121
Sequential Brands Group, Inc.*	516	4,082
Fox Factory Holding Corp.*	245	4,050
Hooker Furniture Corp.	156	3,937
Century Communities, Inc.*	220	3,896
Bassett Furniture Industries, Inc.	155	3,887
Habit Restaurants, Inc. — Class A*	166	3,828
Culp, Inc.	149	3,795
Flexsteel Industries, Inc.	85	3,755
Eros International plc*	408	3,733
EZCORP, Inc. — Class A*	747	3,728
Potbelly Corp.*	315	3,689
Kirkland's, Inc.	250	3,625

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 91.8% (continued)
Consumer, Cyclical - 11.5% (continued)
Miller Industries, Inc.	163	$3,550
Speedway Motorsports, Inc.	169	3,502
Planet Fitness, Inc. — Class A*	224	3,501
PC Connection, Inc.	154	3,487
Sportsman's Warehouse Holdings, Inc.*	259	3,341
Monarch Casino & Resort, Inc.*	146	3,317
America's Car-Mart, Inc.*	124	3,310
Shake Shack, Inc. — Class A*	83	3,287
Perry Ellis International, Inc.*	176	3,242
Reading International, Inc. — Class A*	239	3,133
Hovnanian Enterprises, Inc. — Class A*	1,719	3,111
Arctic Cat, Inc.	187	3,063
Metaldyne Performance Group, Inc.	165	3,026
Federal-Mogul Holdings Corp.*	436	2,987
Winmark Corp.	32	2,976
Strattec Security Corp.	52	2,937
Republic Airways Holdings, Inc.*	732	2,877
Destination XL Group, Inc.*	518	2,859
Stein Mart, Inc.	423	2,847
Titan Machinery, Inc.*	250	2,733
Horizon Global Corp.*	261	2,707
Big 5 Sporting Goods Corp.	264	2,637
Freshpet, Inc.*	300	2,547
Weyco Group, Inc.	95	2,542
Jamba, Inc.*	188	2,536
NACCO Industries, Inc. — Class A	60	2,532
Build-A-Bear Workshop, Inc. — Class A*	205	2,509
Titan International, Inc.	622	2,451
El Pollo Loco Holdings, Inc.*	194	2,450
AV Homes, Inc.*	179	2,293
West Marine, Inc.*	259	2,199
JAKKS Pacific, Inc.*	273	2,173
J Alexander's Holdings, Inc.*	198	2,162
Cherokee, Inc.*	122	2,105
Boot Barn Holdings, Inc.*	171	2,102
Green Brick Partners, Inc.*	289	2,081
Lifetime Brands, Inc.	154	2,042
Intrawest Resorts Holdings, Inc.*	260	2,033
Bravo Brio Restaurant Group, Inc.*	218	1,962
Kona Grill, Inc.*	122	1,935
Escalade, Inc.	144	1,908
Bojangles', Inc.*	120	1,904
Container Store Group, Inc.*	227	1,861
Superior Uniform Group, Inc.	107	1,817
New Home Company, Inc.*	139	1,801
Noodles & Co.*	164	1,589
Johnson Outdoors, Inc. — Class A	72	1,576
VOXX International Corp. — Class A*	286	1,504
Skullcandy, Inc.*	317	1,499
Papa Murphy's Holdings, Inc.*	131	1,475
Black Diamond, Inc.*	328	1,450
Ollie's Bargain Outlet Holdings, Inc.*	83	1,412
Systemax, Inc.*	164	1,410
Morgans Hotel Group Co.*	391	1,318
Wingstop, Inc.*	55	1,255
Commercial Vehicle Group, Inc.*	433	1,195
Castle Brands, Inc.*	958	1,178
Tilly's, Inc. — Class A*	162	1,074
Vince Holding Corp.*	223	1,021
Flex Pharma, Inc.*	78	971
Marine Products Corp.	154	930
Accuride Corp.*	559	928
Christopher & Banks Corp.*	537	886
Empire Resorts, Inc.*	46	828
Blue Bird Corp.*	73	740
Duluth Holdings, Inc.*	32	467
MCBC Holdings, Inc.*	29	397
Fogo De Chao, Inc.*	21	318
bebe stores, Inc.	411	232
Total Consumer, Cyclical		3,021,317
Industrial - 10.9%
Berry Plastics Group, Inc.*	1,721	62,265
FEI Co.	599	47,794
Curtiss-Wright Corp.	686	46,990
Woodward, Inc.	942	46,780
Teledyne Technologies, Inc.*	510	45,237
EMCOR Group, Inc.	903	43,380
Louisiana-Pacific Corp.*	2,054	36,993
CLARCOR, Inc.	722	35,869
EnerSys	641	35,851
Tech Data Corp.*	529	35,115
Littelfuse, Inc.	326	34,886
Esterline Technologies Corp.*	426	34,506
Dycom Industries, Inc.*	491	34,350
Moog, Inc. — Class A*	529	32,057
Universal Display Corp.*	580	31,575
IMAX Corp.*	870	30,920
Generac Holdings, Inc.*	996	29,651
Belden, Inc.	614	29,276
HEICO Corp. — Class A	575	28,290
XPO Logistics, Inc.*	1,031	28,095
Barnes Group, Inc.	790	27,958
KapStone Paper and Packaging Corp.	1,228	27,741
Hillenbrand, Inc.	908	26,904
Matson, Inc.	627	26,730
Masonite International Corp.*	435	26,634
Rexnord Corp.*	1,469	26,618
OSI Systems, Inc.*	286	25,356
Granite Construction, Inc.	566	24,287
Vishay Intertechnology, Inc.	1,953	23,534
KLX, Inc.*	761	23,431
Applied Industrial Technologies, Inc.	578	23,403
Sanmina Corp.*	1,131	23,275
Tetra Tech, Inc.	868	22,585
Coherent, Inc.*	344	22,398
Mueller Industries, Inc.	822	22,276
Knight Transportation, Inc.	901	21,830

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 91.8% (continued)
Industrial - 10.9% (continued)
RBC Bearings, Inc.*	336	$21,702
Proto Labs, Inc.*	336	21,400
Drew Industries, Inc.	347	21,129
John Bean Technologies Corp.	422	21,028
Simpson Manufacturing Company, Inc.	607	20,729
Scorpio Tankers, Inc.	2,578	20,676
AZZ, Inc.	371	20,616
Actuant Corp. — Class A	858	20,558
Watts Water Technologies, Inc. — Class A	406	20,166
Itron, Inc.*	555	20,080
Nordic American Tankers Ltd.	1,286	19,984
Mueller Water Products, Inc. — Class A	2,319	19,943
Universal Forest Products, Inc.	290	19,827
Forward Air Corp.	447	19,225
Exponent, Inc.	375	18,730
Franklin Electric Company, Inc.	686	18,543
MSA Safety, Inc.	422	18,344
Apogee Enterprises, Inc.	421	18,318
Headwaters, Inc.*	1,063	17,932
Methode Electronics, Inc.	553	17,602
Trex Company, Inc.*	462	17,574
Swift Transportation Co. — Class A*	1,270	17,551
Hub Group, Inc. — Class A*	520	17,134
Smith & Wesson Holding Corp.*	774	17,012
Plexus Corp.*	485	16,936
Knowles Corp.*	1,258	16,769
MasTec, Inc.*	962	16,720
Advanced Energy Industries, Inc.*	590	16,656
Sturm Ruger & Company, Inc.	270	16,095
Kaman Corp.	392	15,998
Brady Corp. — Class A	688	15,810
Benchmark Electronics, Inc.*	755	15,606
Standex International Corp.	184	15,300
Comfort Systems USA, Inc.	538	15,290
HEICO Corp.	277	15,058
Werner Enterprises, Inc.	639	14,946
Atlas Air Worldwide Holdings, Inc.*	361	14,924
Tennant Co.	265	14,909
Albany International Corp. — Class A	407	14,876
Cubic Corp.	311	14,695
Boise Cascade Co.*	570	14,552
EnPro Industries, Inc.	328	14,380
Federal Signal Corp.	901	14,280
Ship Finance International Ltd.	854	14,151
Aerojet Rocketdyne Holdings, Inc.*	903	14,141
II-VI, Inc.*	756	14,031
Rogers Corp.*	269	13,872
AAON, Inc.	590	13,700
Greif, Inc. — Class A	444	13,679
ESCO Technologies, Inc.	375	13,553
AAR Corp.	512	13,460
TASER International, Inc.*	771	13,331
Greenbrier Companies, Inc.	381	12,428
Heartland Express, Inc.	727	12,374
Lindsay Corp.	170	12,308
Primoris Services Corp.	558	12,293
Badger Meter, Inc.	209	12,245
Fabrinet*	511	12,172
TriMas Corp.*	652	12,160
Advanced Drainage Systems, Inc.	485	11,655
Gibraltar Industries, Inc.*	447	11,372
US Ecology, Inc.	312	11,369
Astronics Corp.*	279	11,358
Astec Industries, Inc.	273	11,111
Briggs & Stratton Corp.	642	11,107
Encore Wire Corp.	299	11,090
US Concrete, Inc.*	210	11,059
Rofin-Sinar Technologies, Inc.*	406	10,873
DHT Holdings, Inc.	1,338	10,824
Sun Hydraulics Corp.	328	10,407
CIRCOR International, Inc.	246	10,369
Frontline Ltd.	3,434	10,268
Aegion Corp. — Class A*	529	10,215
Quanex Building Products Corp.	488	10,175
Altra Industrial Motion Corp.	381	9,555
General Cable Corp.	704	9,455
UTI Worldwide, Inc.*	1,330	9,350
Newport Corp.*	574	9,109
Harsco Corp.	1,154	9,094
Tutor Perini Corp.*	541	9,056
Teekay Tankers Ltd. — Class A	1,310	9,013
Echo Global Logistics, Inc.*	427	8,707
Lydall, Inc.*	245	8,693
Raven Industries, Inc.	545	8,502
CTS Corp.	479	8,450
Aerovironment, Inc.*	285	8,399
Griffon Corp.	465	8,277
AVX Corp.	665	8,073
Saia, Inc.*	362	8,055
ArcBest Corp.	375	8,021
Patrick Industries, Inc.*	184	8,004
Continental Building Products, Inc.*	454	7,927
Chart Industries, Inc.*	441	7,920
PGT, Inc.*	689	7,848
Summit Materials, Inc. — Class A*	389	7,788
Builders FirstSource, Inc.*	692	7,667
Air Transport Services Group, Inc.*	760	7,661
TAL International Group, Inc.*	479	7,616
FARO Technologies, Inc.*	251	7,410
Gorman-Rupp Co.	275	7,351
Alamo Group, Inc.	140	7,294
Hyster-Yale Materials Handling, Inc.	137	7,186
Blount International, Inc.*	700	6,867
GSI Group, Inc.*	495	6,742
YRC Worldwide, Inc.*	471	6,679
Haynes International, Inc.	180	6,604

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 91.8% (continued)
Industrial - 10.9% (continued)
Global Brass & Copper Holdings, Inc.	310	$6,603
Kadant, Inc.	157	6,376
MYR Group, Inc.*	302	6,224
Marten Transport Ltd.	345	6,107
Nortek, Inc.*	139	6,063
Argan, Inc.	187	6,059
Stoneridge, Inc.*	404	5,979
NN, Inc.	370	5,898
American Railcar Industries, Inc.	127	5,878
National Presto Industries, Inc.	70	5,800
Insteel Industries, Inc.	266	5,565
TTM Technologies, Inc.*	851	5,540
Columbus McKinnon Corp.	289	5,462
GasLog Ltd.	600	4,980
Tredegar Corp.	360	4,903
PowerSecure International, Inc.*	324	4,876
NCI Building Systems, Inc.*	390	4,840
TimkenSteel Corp.	575	4,819
Multi Packaging Solutions International Ltd.*	273	4,737
GP Strategies Corp.*	188	4,721
Tidewater, Inc.	678	4,719
Myers Industries, Inc.	352	4,689
Park-Ohio Holdings Corp.	127	4,671
Kimball Electronics, Inc.*	421	4,627
Trinseo S.A.*	164	4,625
Mistras Group, Inc.*	242	4,620
Hornbeck Offshore Services, Inc.*	460	4,572
Textainer Group Holdings Ltd.	319	4,501
Fluidigm Corp.*	414	4,475
American Science & Engineering, Inc.	107	4,428
Park Electrochemical Corp.	294	4,428
AEP Industries, Inc.*	57	4,398
ZAGG, Inc.*	397	4,343
Dorian LPG Ltd.*	360	4,237
Mesa Laboratories, Inc.	42	4,179
DXP Enterprises, Inc.*	182	4,150
Chase Corp.	100	4,073
NVE Corp.	70	3,933
Applied Optoelectronics, Inc.*	229	3,929
Ply Gem Holdings, Inc.*	311	3,900
Celadon Group, Inc.	394	3,897
Roadrunner Transportation Systems, Inc.*	406	3,829
Checkpoint Systems, Inc.	607	3,806
LSI Industries, Inc.	312	3,803
VSE Corp.	59	3,669
Furmanite Corp.*	545	3,630
Scorpio Bulkers, Inc.*	360	3,557
Navios Maritime Acquisition Corp.	1,181	3,555
FreightCar America, Inc.	178	3,459
Powell Industries, Inc.	131	3,410
Casella Waste Systems, Inc. — Class A*	570	3,409
Ardmore Shipping Corp.	259	3,294
Covenant Transportation Group, Inc. — Class A*	169	3,192
Sparton Corp.*	143	2,859
Multi-Fineline Electronix, Inc.*	131	2,709
Kratos Defense & Security Solutions, Inc.*	653	2,677
Milacron Holdings Corp.*	212	2,652
Bel Fuse, Inc. — Class B	150	2,594
Ducommun, Inc.*	159	2,579
CECO Environmental Corp.	333	2,557
CAI International, Inc.*	249	2,510
Hurco Companies, Inc.	94	2,497
USA Truck, Inc.*	141	2,460
Graham Corp.	146	2,456
Allied Motion Technologies, Inc.	90	2,356
TRC Companies, Inc.*	247	2,285
Control4 Corp.*	300	2,181
Vicor Corp.*	237	2,161
LSB Industries, Inc.*	285	2,066
Navios Maritime Holdings, Inc.	1,179	2,063
Vishay Precision Group, Inc.*	182	2,060
LB Foster Co. — Class A	150	2,049
Hill International, Inc.*	528	2,049
Lawson Products, Inc.*	84	1,961
Heritage-Crystal Clean, Inc.*	181	1,919
Xerium Technologies, Inc.*	159	1,884
Orion Marine Group, Inc.*	402	1,676
NV5 Global, Inc.*	74	1,627
Universal Truckload Services, Inc.	114	1,601
Radiant Logistics, Inc.*	452	1,550
Northwest Pipe Co.*	138	1,544
Olympic Steel, Inc.	131	1,517
Imprivata, Inc.*	131	1,480
Nordic American Offshore Ltd.	273	1,439
Core Molding Technologies, Inc.*	111	1,424
Omega Flex, Inc.	42	1,386
Fenix Parts, Inc.*	199	1,351
Gener8 Maritime, Inc.*	137	1,295
Twin Disc, Inc.	121	1,273
Power Solutions International, Inc.*	67	1,223
PAM Transportation Services, Inc.*	44	1,214
Eagle Bulk Shipping, Inc.*	321	1,130
Astronics Corp. — Class B*	27	1,098
Golden Ocean Group Ltd.*	963	1,030
Handy & Harman Ltd.*	38	779
Safe Bulkers, Inc.	546	442
NL Industries, Inc.*	99	301
Ultrapetrol Bahamas Ltd.*	307	32
Total Industrial		2,861,399
Technology - 10.5%
Tyler Technologies, Inc.*	486	84,719
Manhattan Associates, Inc.*	1,064	70,404
Guidewire Software, Inc.*	1,011	60,821
Integrated Device Technology, Inc.*	2,139	56,363
EPAM Systems, Inc.*	705	55,427

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 91.8% (continued)
Technology - 10.5% (continued)
MAXIMUS, Inc.	950	$53,438
Cavium, Inc.*	798	52,437
Aspen Technology, Inc.*	1,230	46,444
Microsemi Corp.*	1,373	44,746
Blackbaud, Inc.	675	44,455
Synaptics, Inc.*	531	42,660
Take-Two Interactive Software, Inc.*	1,219	42,470
Fair Isaac Corp.	448	42,193
Qlik Technologies, Inc.*	1,316	41,665
NetScout Systems, Inc.*	1,325	40,678
Medidata Solutions, Inc.*	796	39,236
SYNNEX Corp.	415	37,321
Proofpoint, Inc.*	569	36,990
Monolithic Power Systems, Inc.	570	36,315
ACI Worldwide, Inc.*	1,683	36,016
Verint Systems, Inc.*	884	35,855
Convergys Corp.	1,425	35,468
Fairchild Semiconductor International, Inc. — Class A*	1,677	34,731
CACI International, Inc. — Class A*	349	32,380
Electronics for Imaging, Inc.*	676	31,595
Science Applications International Corp.	663	30,352
Silicon Laboratories, Inc.*	615	29,852
PMC-Sierra, Inc.*	2,515	29,224
Diebold, Inc.	934	28,104
FleetMatics Group plc*	550	27,934
MKS Instruments, Inc.	770	27,721
Cirrus Logic, Inc.*	915	27,020
MedAssets, Inc.*	870	26,918
Cornerstone OnDemand, Inc.*	778	26,863
Entegris, Inc.*	2,019	26,793
Mentor Graphics Corp.	1,442	26,562
Advanced Micro Devices, Inc.*	9,170	26,318
Demandware, Inc.*	482	26,013
CommVault Systems, Inc.*	652	25,656
Ambarella, Inc.*	451	25,139
OmniVision Technologies, Inc.*	838	24,319
Imperva, Inc.*	383	24,248
Intersil Corp. — Class A	1,899	24,231
MicroStrategy, Inc. — Class A*	133	23,846
Acxiom Corp.*	1,128	23,598
Tessera Technologies, Inc.	759	22,778
ExlService Holdings, Inc.*	480	21,566
Power Integrations, Inc.	424	20,619
Syntel, Inc.*	453	20,498
Luxoft Holding, Inc.*	265	20,439
Rovi Corp.*	1,192	19,859
Synchronoss Technologies, Inc.*	559	19,694
Rambus, Inc.*	1,665	19,297
Cray, Inc.*	589	19,113
Semtech Corp.*	957	18,106
Virtusa Corp.*	428	17,694
Progress Software Corp.*	730	17,520
Bottomline Technologies de, Inc.*	589	17,511
Sykes Enterprises, Inc.*	561	17,268
Stratasys Ltd.*	734	17,234
Paycom Software, Inc.*	455	17,122
RealPage, Inc.*	761	17,084
CSG Systems International, Inc.	471	16,947
SPS Commerce, Inc.*	238	16,710
Envestnet, Inc.*	560	16,708
Omnicell, Inc.*	523	16,255
Cabot Microelectronics Corp.*	357	15,629
QLogic Corp.*	1,258	15,348
HubSpot, Inc.*	271	15,260
Inphi Corp.*	551	14,888
BroadSoft, Inc.*	420	14,851
Callidus Software, Inc.*	797	14,800
Pegasystems, Inc.	515	14,163
Insight Enterprises, Inc.*	559	14,042
M/A-COM Technology Solutions Holdings, Inc.*	338	13,821
MTS Systems Corp.	215	13,633
Monotype Imaging Holdings, Inc.	576	13,617
Constant Contact, Inc.*	463	13,538
Super Micro Computer, Inc.*	531	13,015
Ebix, Inc.	387	12,690
Diodes, Inc.*	541	12,432
Veeco Instruments, Inc.*	581	11,945
Photronics, Inc.*	957	11,915
AVG Technologies N.V.*	590	11,830
Qualys, Inc.*	357	11,813
Cvent, Inc.*	336	11,730
Quality Systems, Inc.	720	11,606
InvenSense, Inc. — Class A*	1,116	11,417
MaxLinear, Inc. — Class A*	746	10,989
Lattice Semiconductor Corp.*	1,684	10,895
ManTech International Corp. — Class A	350	10,584
Brooks Automation, Inc.	972	10,381
2U, Inc.*	349	9,765
Mercury Systems, Inc.*	493	9,051
Amkor Technology, Inc.*	1,427	8,676
inContact, Inc.*	886	8,452
Engility Holdings, Inc.	259	8,412
Globant S.A.*	220	8,252
Computer Programs & Systems, Inc.	163	8,109
Xura, Inc.*	326	8,013
PROS Holdings, Inc.*	345	7,949
Unisys Corp.*	719	7,945
Ultratech, Inc.*	398	7,888
Interactive Intelligence Group, Inc.*	250	7,855
Silver Spring Networks, Inc.*	526	7,580
FormFactor, Inc.*	831	7,479
Applied Micro Circuits Corp.*	1,168	7,440
CEVA, Inc.*	297	6,938
Nimble Storage, Inc.*	730	6,716
Actua Corp.*	584	6,687
TeleTech Holdings, Inc.	235	6,559
Rudolph Technologies, Inc.*	461	6,555
Pure Storage, Inc. — Class A*	414	6,446
RealD, Inc.*	582	6,140
Epiq Systems, Inc.	466	6,091

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 91.8% (continued)
Technology - 10.5% (continued)
LivePerson, Inc.*	822	$5,549
Nanometrics, Inc.*	346	5,238
SciQuest, Inc.*	398	5,162
pdvWireless, Inc.*	186	5,115
Xcerra Corp.*	787	4,761
Tangoe, Inc.*	563	4,724
Immersion Corp.*	404	4,711
Press Ganey Holdings, Inc.*	148	4,669
IXYS Corp.	358	4,522
Cohu, Inc.	374	4,514
Vocera Communications, Inc.*	370	4,514
Axcelis Technologies, Inc.*	1,636	4,237
PDF Solutions, Inc.*	389	4,217
Glu Mobile, Inc.*	1,734	4,214
Benefitfocus, Inc.*	113	4,112
Digi International, Inc.*	360	4,097
Digimarc Corp.*	110	4,016
InnerWorkings, Inc.*	535	4,013
Ciber, Inc.*	1,136	3,987
OPOWER, Inc.*	376	3,971
Mattson Technology, Inc.*	1,079	3,809
American Software, Inc. — Class A	358	3,644
Sapiens International Corporation N.V.	345	3,519
Exar Corp.*	566	3,470
Avid Technology, Inc.*	465	3,390
Model N, Inc.*	302	3,370
Seachange International, Inc.*	480	3,235
Sigma Designs, Inc.*	510	3,223
Cascade Microtech, Inc.*	196	3,185
Eastman Kodak Co.*	253	3,173
TubeMogul, Inc.*	225	3,060
DSP Group, Inc.*	321	3,030
QAD, Inc. — Class A	147	3,016
New Relic, Inc.*	82	2,987
Five9, Inc.*	341	2,967
Silicon Graphics International Corp.*	502	2,962
KEYW Holding Corp.*	483	2,908
Brightcove, Inc.*	468	2,902
Quantum Corp.*	3,107	2,890
Jive Software, Inc.*	673	2,746
Kopin Corp.*	959	2,608
Carbonite, Inc.*	260	2,548
Alpha & Omega Semiconductor Ltd.*	276	2,536
Varonis Systems, Inc.*	129	2,425
Hortonworks, Inc.*	109	2,387
Ultra Clean Holdings, Inc.*	455	2,330
Agilysys, Inc.*	220	2,198
Barracuda Networks, Inc.*	117	2,186
Castlight Health, Inc. — Class B*	487	2,079
MobileIron, Inc.*	563	2,032
Datalink Corp.*	297	2,020
Everyday Health, Inc.*	310	1,866
Workiva, Inc.*	106	1,862
Park City Group, Inc.*	154	1,834
EMCORE Corp.*	282	1,729
Guidance Software, Inc.*	276	1,662
ExOne Co.*	151	1,516
Evolent Health, Inc. — Class A*	108	1,308
Amber Road, Inc.*	255	1,298
Violin Memory, Inc.*	1,310	1,179
Digital Turbine, Inc.*	713	948
MINDBODY, Inc. — Class A*	58	878
Appfolio, Inc. — Class A*	46	672
Imation Corp.*	440	603
Apigee Corp.*	74	594
Instructure, Inc.*	21	437
Xactly Corp.*	30	256
Code Rebel Corp.*	16	43
Total Technology		2,765,253
Communications - 5.8%
j2 Global, Inc.	695	57,212
Houghton Mifflin Harcourt Co.*	1,974	42,994
ViaSat, Inc.*	615	37,522
Ciena Corp.*	1,780	36,828
Infinera Corp.*	1,920	34,790
Sinclair Broadcast Group, Inc. — Class A	954	31,044
New York Times Co. — Class A	1,983	26,611
Nexstar Broadcasting Group, Inc. — Class A	450	26,415
WebMD Health Corp. — Class A*	545	26,324
GrubHub, Inc.*	1,083	26,209
InterDigital, Inc.	520	25,501
Anixter International, Inc.*	411	24,820
Time, Inc.	1,580	24,759
Polycom, Inc.*	1,948	24,525
Plantronics, Inc.	508	24,089
LogMeIn, Inc.*	354	23,753
Cogent Communications Holdings, Inc.	663	22,999
Meredith Corp.	530	22,923
Shutterfly, Inc.*	509	22,681
Stamps.com, Inc.*	206	22,580
Media General, Inc.*	1,381	22,303
Finisar Corp.*	1,499	21,795
Zendesk, Inc.*	774	20,464
comScore, Inc.*	495	20,369
NETGEAR, Inc.*	464	19,446
NeuStar, Inc. — Class A*	799	19,152
NIC, Inc.	944	18,578
RingCentral, Inc. — Class A*	773	18,228
DigitalGlobe, Inc.*	1,046	16,380
West Corp.	752	16,221
EW Scripps Co. — Class A	853	16,207
Vonage Holdings Corp.*	2,677	15,366
Consolidated Communications Holdings, Inc.	727	15,231
Infoblox, Inc.*	822	15,117
Shenandoah Telecommunications Co.	349	15,024
Gray Television, Inc.*	911	14,849
Scholastic Corp.	385	14,846
8x8, Inc.*	1,271	14,553
Gogo, Inc.*	810	14,418
Marketo, Inc.*	502	14,412
Ubiquiti Networks, Inc.*	442	14,007

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 91.8% (continued)
Communications - 5.8% (continued)
Wayfair, Inc. — Class A*	289	$13,762
MDC Partners, Inc. — Class A	627	13,618
Bankrate, Inc.*	960	12,768
Web.com Group, Inc.*	632	12,646
New Media Investment Group, Inc.	644	12,532
ADTRAN, Inc.	720	12,398
Ruckus Wireless, Inc.*	1,086	11,631
Atlantic Tele-Network, Inc.	148	11,578
EarthLink Holdings Corp.	1,486	11,041
Cincinnati Bell, Inc.*	3,025	10,890
Ixia*	872	10,839
Gigamon, Inc.*	395	10,495
CalAmp Corp.*	521	10,384
General Communication, Inc. — Class A*	504	9,969
Iridium Communications, Inc.*	1,183	9,949
Globalstar, Inc.*	6,864	9,884
Windstream Holdings, Inc.	1,454	9,364
Endurance International Group Holdings, Inc.*	844	9,225
Shutterstock, Inc.*	283	9,152
Perficient, Inc.*	511	8,748
Inteliquent, Inc.	483	8,583
ShoreTel, Inc.*	930	8,231
HealthStream, Inc.*	364	8,008
World Wrestling Entertainment, Inc. — Class A	434	7,743
Loral Space & Communications, Inc.*	189	7,694
ePlus, Inc.*	81	7,554
Q2 Holdings, Inc.*	281	7,410
Chegg, Inc.*	1,101	7,410
Entravision Communications Corp. — Class A	918	7,078
VASCO Data Security International, Inc.*	423	7,077
FTD Companies, Inc.*	262	6,857
TrueCar, Inc.*	706	6,735
Global Eagle Entertainment, Inc.*	669	6,603
Blue Nile, Inc.*	171	6,349
ORBCOMM, Inc.*	861	6,234
Wix.com Ltd.*	270	6,143
XO Group, Inc.*	382	6,135
Textura Corp.*	284	6,129
Rubicon Project, Inc.*	370	6,087
Quotient Technology, Inc.*	881	6,008
GTT Communications, Inc.*	352	6,005
Angie's List, Inc.*	632	5,909
Extreme Networks, Inc.*	1,443	5,887
DHI Group, Inc.*	641	5,878
Blucora, Inc.*	590	5,782
Spok Holdings, Inc.	314	5,752
Lands' End, Inc.*	237	5,555
RetailMeNot, Inc.*	554	5,496
Intralinks Holdings, Inc.*	580	5,261
Harmonic, Inc.*	1,277	5,197
Sonus Networks, Inc.*	712	5,077
Internap Corp.*	791	5,062
Calix, Inc.*	641	5,045
Oclaro, Inc.*	1,410	4,907
FairPoint Communications, Inc.*	301	4,837
Comtech Telecommunications Corp.	234	4,701
Lionbridge Technologies, Inc.*	927	4,552
NeoPhotonics Corp.*	403	4,377
ChannelAdvisor Corp.*	314	4,349
Safeguard Scientifics, Inc.*	299	4,338
Journal Media Group, Inc.	351	4,219
Zix Corp.*	830	4,216
Entercom Communications Corp. — Class A*	365	4,099
Hawaiian Telcom Holdco, Inc.*	156	3,878
Bazaarvoice, Inc.*	879	3,850
Lumos Networks Corp.*	328	3,674
RigNet, Inc.*	174	3,600
TeleCommunication Systems, Inc. — Class A*	724	3,598
Boingo Wireless, Inc.*	528	3,495
Tribune Publishing Co.	379	3,494
Daily Journal Corp.*	16	3,232
A10 Networks, Inc.*	489	3,208
Alliance Fiber Optic Products, Inc.*	210	3,184
Reis, Inc.	123	2,919
Central European Media Enterprises Ltd. — Class A*	1,062	2,857
IDT Corp. — Class B	241	2,810
Crown Media Holdings, Inc. — Class A*	499	2,799
1-800-Flowers.com, Inc. — Class A*	361	2,628
Box, Inc. — Class A*	186	2,597
United Online, Inc.*	213	2,511
Etsy, Inc.*	288	2,379
Telenav, Inc.*	408	2,322
Straight Path Communications, Inc. — Class B*	135	2,314
NTELOS Holdings Corp.*	250	2,285
TechTarget, Inc.*	282	2,264
Liquidity Services, Inc.*	347	2,256
Harte-Hanks, Inc.	696	2,255
QuinStreet, Inc.*	513	2,201
KVH Industries, Inc.*	231	2,176
Clearfield, Inc.*	162	2,172
Hemisphere Media Group, Inc.*	146	2,154
Overstock.com, Inc.*	173	2,124
Black Box Corp.	222	2,116
Saga Communications, Inc. — Class A	52	1,999
HC2 Holdings, Inc.*	369	1,952
Marchex, Inc. — Class B	469	1,824
Aerohive Networks, Inc.*	337	1,722
Intelsat S.A.*	405	1,685
VirnetX Holding Corp.*	651	1,673
Preformed Line Products Co.	38	1,600
Marin Software, Inc.*	431	1,543
RealNetworks, Inc.*	333	1,415

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 91.8% (continued)
Communications - 5.8% (continued)
ModusLink Global Solutions, Inc.*	543	$1,347
Rocket Fuel, Inc.*	382	1,333
Limelight Networks, Inc.*	878	1,282
EVINE Live, Inc.*	720	1,282
Townsquare Media, Inc. — Class A*	99	1,184
Sizmek, Inc.*	310	1,132
Corindus Vascular Robotics, Inc.*	325	1,043
Rapid7, Inc.*	65	983
Novatel Wireless, Inc.*	543	907
Travelzoo, Inc.*	100	837
Cumulus Media, Inc. — Class A*	2,064	681
Connecture, Inc.*	96	347
MaxPoint Interactive, Inc.*	99	169
Total Communications		1,530,279
Utilities - 3.4%
Piedmont Natural Gas Company, Inc.	1,135	64,717
IDACORP, Inc.	725	49,300
Portland General Electric Co.	1,277	46,444
Cleco Corp.	871	45,475
WGL Holdings, Inc.	717	45,164
New Jersey Resources Corp.	1,233	40,640
ONE Gas, Inc.	758	38,029
Southwest Gas Corp.	675	37,233
Laclede Group, Inc.	625	37,131
NorthWestern Corp.	677	36,728
ALLETE, Inc.	702	35,683
PNM Resources, Inc.	1,148	35,094
Black Hills Corp.	736	34,172
Avista Corp.	897	31,727
Dynegy, Inc.*	1,739	23,303
MGE Energy, Inc.	500	23,200
South Jersey Industries, Inc.	986	23,191
American States Water Co.	545	22,862
El Paso Electric Co.	582	22,407
Northwest Natural Gas Co.	394	19,940
Ormat Technologies, Inc.	535	19,511
Empire District Electric Co.	628	17,628
California Water Service Group	691	16,080
Otter Tail Corp.	541	14,407
Abengoa Yield plc	707	13,638
NRG Yield, Inc. — Class C	871	12,856
Chesapeake Utilities Corp.	219	12,428
Talen Energy Corp.*	1,203	7,495
Unitil Corp.	201	7,212
NRG Yield, Inc. — Class A	497	6,913
SJW Corp.	228	6,760
Middlesex Water Co.	233	6,184
Connecticut Water Service, Inc.	161	6,120
York Water Co.	185	4,614
Atlantic Power Corp.	1,757	3,461
PICO Holdings, Inc.*	332	3,426
Artesian Resources Corp. — Class A	113	3,130
Consolidated Water Company Ltd.	213	2,607
Genie Energy Ltd. — Class B*	181	2,018
Ameresco, Inc. — Class A*	288	1,800
EnerNOC, Inc.*	390	1,502
Spark Energy, Inc. — Class A	44	912
Total Utilities		883,142
Basic Materials - 2.5%
Sensient Technologies Corp.	674	42,340
Olin Corp.	2,374	40,975
PolyOne Corp.	1,285	40,811
Balchem Corp.	448	27,237
HB Fuller Co.	727	26,514
Chemtura Corp.*	967	26,370
Minerals Technologies, Inc.	501	22,976
Commercial Metals Co.	1,666	22,808
Carpenter Technology Corp.	726	21,976
Worthington Industries, Inc.	693	20,887
Kaiser Aluminum Corp.	247	20,664
Innospec, Inc.	350	19,009
Schweitzer-Mauduit International, Inc.	440	18,475
Axiall Corp.	1,013	15,600
Neenah Paper, Inc.	241	15,046
Stillwater Mining Co.*	1,741	14,920
Quaker Chemical Corp.	191	14,757
US Silica Holdings, Inc.	770	14,422
Stepan Co.	278	13,814
Calgon Carbon Corp.	759	13,093
A. Schulman, Inc.	422	12,930
Ferro Corp.*	1,052	11,698
Clearwater Paper Corp.*	256	11,656
PH Glatfelter Co.	623	11,488
Aceto Corp.	420	11,331
Hecla Mining Co.	5,340	10,093
Ferroglobe plc	936	10,062
Univar, Inc.*	581	9,883
Deltic Timber Corp.	157	9,243
Innophos Holdings, Inc.	283	8,201
Materion Corp.	291	8,148
Kraton Performance Polymers, Inc.*	452	7,508
American Vanguard Corp.	420	5,884
Rayonier Advanced Materials, Inc.	589	5,766
AK Steel Holding Corp.*	2,565	5,746
Hawkins, Inc.	154	5,509
Schnitzer Steel Industries, Inc. — Class A	382	5,489
Koppers Holdings, Inc.*	296	5,402
Coeur Mining, Inc.*	1,960	4,861
Landec Corp.*	389	4,602
OMNOVA Solutions, Inc.*	675	4,138
Orchids Paper Products Co.	132	4,081
Tronox Ltd. — Class A	917	3,585
Cliffs Natural Resources, Inc.*	2,210	3,492
KMG Chemicals, Inc.	138	3,177
Century Aluminum Co.*	711	3,143
Oil-Dri Corporation of America	71	2,615
Intrepid Potash, Inc.*	810	2,390
Energy Fuels, Inc.*	629	1,856
Kronos Worldwide, Inc.	302	1,703
Horsehead Holding Corp.*	816	1,673

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 91.8% (continued)
Basic Materials - 2.5% (continued)
United States Lime & Minerals, Inc.	29	$1,594
Uranium Energy Corp.*	1,406	1,490
Rentech, Inc.*	332	1,169
Ryerson Holding Corp.*	157	733
Valhi, Inc.	275	369
Total Basic Materials		655,402
Energy - 2.2%
Western Refining, Inc.	1,025	36,511
PDC Energy, Inc.*	578	30,853
Carrizo Oil & Gas, Inc.*	826	24,432
Parsley Energy, Inc. — Class A*	1,279	23,598
RSP Permian, Inc.*	930	22,683
Matador Resources Co.*	1,055	20,857
Delek US Holdings, Inc.	827	20,344
Oil States International, Inc.*	744	20,274
MRC Global, Inc.*	1,486	19,169
SemGroup Corp. — Class A	633	18,268
Pattern Energy Group, Inc.	803	16,791
Oasis Petroleum, Inc.*	2,007	14,792
SEACOR Holdings, Inc.*	262	13,771
Bristow Group, Inc.	501	12,976
Synergy Resources Corp.*	1,501	12,789
Green Plains, Inc.	548	12,549
McDermott International, Inc.*	3,441	11,527
Forum Energy Technologies, Inc.*	855	10,653
Atwood Oceanics, Inc.	931	9,524
Unit Corp.*	725	8,845
Flotek Industries, Inc.*	770	8,809
TETRA Technologies, Inc.*	1,148	8,633
Callon Petroleum Co.*	985	8,215
Helix Energy Solutions Group, Inc.*	1,528	8,037
Matrix Service Co.*	384	7,887
Thermon Group Holdings, Inc.*	463	7,835
Exterran Corp.*	476	7,640
Archrock, Inc.	1,000	7,520
Alon USA Energy, Inc.	450	6,678
Newpark Resources, Inc.*	1,212	6,399
Renewable Energy Group, Inc.*	634	5,890
Ultra Petroleum Corp.*	2,209	5,523
Par Pacific Holdings, Inc.*	232	5,461
Plug Power, Inc.*	2,502	5,279
CARBO Ceramics, Inc.	283	4,868
FutureFuel Corp.	352	4,752
REX American Resources Corp.*	84	4,542
Natural Gas Services Group, Inc.*	184	4,103
Tesco Corp.	562	4,069
C&J Energy Services Ltd.*	813	3,870
Panhandle Oil and Gas, Inc. — Class A	238	3,846
Bonanza Creek Energy, Inc.*	717	3,779
Clean Energy Fuels Corp.*	1,026	3,694
Trecora Resources*	290	3,593
Stone Energy Corp.*	825	3,539
TerraForm Global, Inc. — Class A	620	3,466
Northern Oil and Gas, Inc.*	888	3,428
Era Group, Inc.*	298	3,323
Sanchez Energy Corp.*	764	3,293
SunCoke Energy, Inc.	940	3,262
Parker Drilling Co.*	1,762	3,207
PHI, Inc.*	181	2,970
Solazyme, Inc.*	1,155	2,865
Vivint Solar, Inc.*	299	2,858
Bill Barrett Corp.*	722	2,837
EXCO Resources, Inc.*	2,285	2,833
Geospace Technologies Corp.*	190	2,673
Clayton Williams Energy, Inc.*	85	2,513
Ring Energy, Inc.*	353	2,489
Pacific Ethanol, Inc.*	456	2,180
Fairmount Santrol Holdings, Inc.*	922	2,167
Peabody Energy Corp.	267	2,051
Pioneer Energy Services Corp.*	928	2,014
Cloud Peak Energy, Inc.*	879	1,828
Gulfmark Offshore, Inc. — Class A*	370	1,728
Sunrun, Inc.*	146	1,718
Evolution Petroleum Corp.	355	1,708
Basic Energy Services, Inc.*	617	1,654
Jones Energy, Inc. — Class A*	418	1,609
Contango Oil & Gas Co.*	251	1,609
Gastar Exploration, Inc.*	1,169	1,531
Westmoreland Coal Co.*	257	1,511
FuelCell Energy, Inc.*	304	1,508
Abraxas Petroleum Corp.*	1,354	1,435
Enphase Energy, Inc.*	399	1,400
Energy XXI Ltd.	1,362	1,376
Halcon Resources Corp.*	1,060	1,336
Eclipse Resources Corp.*	693	1,261
SandRidge Energy, Inc.*	6,241	1,248
Independence Contract Drilling, Inc.*	239	1,207
Adams Resources & Energy, Inc.	31	1,190
W&T Offshore, Inc.*	504	1,164
Isramco, Inc.*	13	1,161
ION Geophysical Corp.*	2,042	1,027
Approach Resources, Inc.*	523	962
Key Energy Services, Inc.*	1,926	929
Seventy Seven Energy, Inc.*	814	855
Rex Energy Corp.*	697	732
Hallador Energy Co.	156	711
Erin Energy Corp.*	200	640
Triangle Petroleum Corp.*	673	518
TransAtlantic Petroleum Ltd.*	372	517
Penn Virginia Corp.*	1,032	310
Earthstone Energy, Inc.*	19	253
North Atlantic Drilling Ltd.*	102	251
Magnum Hunter Resources Corp.*	1,866	30
Total Energy		593,013
Diversified - 0.1%
HRG Group, Inc.*	1,133	15,363
National Bank Holdings Corp. — Class A	435	9,296

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 91.8% (continued)
Diversified - 0.1% (continued)
Tiptree Financial, Inc. — Class A	432	$2,652
Resource America, Inc. — Class A	212	1,300
Total Diversified		28,611
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	434	11,254
Total Common Stocks
(Cost $24,112,318)		24,197,628

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16†	29	–
Magnum Hunter Resources Corp.
$8.50, 04/15/16	264	–
Total Warrants
(Cost $150)		–

RIGHTS††† - 0.0%
Furiex Pharmaceuticals, Inc.
Expires 07/03/17	88	–
Leap Wireless International, Inc.
Expires 02/17/16	1,211	–
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	86	–
Total Rights
(Cost $1,952)		–

	Face Amount
REPURCHASE AGREEMENTS††,1 - 31.4%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	$3,871,378	3,871,378
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	2,320,589	2,320,589
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	2,089,168	2,089,168
Total Repurchase Agreements
(Cost $8,281,135)		8,281,135
Total Investments - 123.2%
(Cost $32,395,555)		$32,478,763
Other Assets & Liabilities, net - (23.2)%		(6,125,246)
Total Net Assets - 100.0%		$26,353,517

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2016 Russell 2000 Index Swap, Terminating 01/27/16[2] (Notional Value $272,932)	240	$3,387
Barclays Bank plc January 2016 Russell 2000 Index Swap, Terminating 01/29/16[2] (Notional Value $491,535)	433	(5,968)
Goldman Sachs International January 2016 Russell 2000 Index Swap, Terminating 01/27/16[2] (Notional Value $1,126,637)	992	(11,379)
(Total Notional Value $1,891,104)		$(13,960)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$24,197,628	$—	$—	$—	$24,197,628
Equity Index Swap Agreements	—	—	3,387	—	3,387
Repurchase Agreements	—	8,281,135	—	—	8,281,135
Rights	—	—	—	—	—
Warrants	—	—	—	—	—
Total	$24,197,628	$8,281,135	$3,387	$—	$32,482,150

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$17,347	$—	$17,347

* Other financial instruments includes swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 75.8%
Consumer, Non-cyclical - 18.6%
Johnson & Johnson	35,877	$3,685,285
Procter & Gamble Co.	35,276	2,801,266
Pfizer, Inc.	80,041	2,583,723
Coca-Cola Co.	50,751	2,180,262
Merck & Company, Inc.	36,222	1,913,246
Gilead Sciences, Inc.	18,687	1,890,937
PepsiCo, Inc.	18,890	1,887,489
Philip Morris International, Inc.	20,089	1,766,024
Allergan plc*	5,110	1,596,875
Amgen, Inc.	9,781	1,587,750
Bristol-Myers Squibb Co.	21,631	1,487,996
Altria Group, Inc.	25,423	1,479,873
UnitedHealth Group, Inc.	12,358	1,453,795
Medtronic plc	18,233	1,402,483
AbbVie, Inc.	21,197	1,255,710
Celgene Corp.*	10,187	1,219,995
Eli Lilly & Co.	12,655	1,066,310
Mondelez International, Inc. — Class A	20,606	923,973
Biogen, Inc.*	2,890	885,352
Abbott Laboratories	19,342	868,649
Colgate-Palmolive Co.	11,630	774,791
Express Scripts Holding Co.*	8,769	766,499
Thermo Fisher Scientific, Inc.	5,175	734,073
Danaher Corp.	7,730	717,962
Kimberly-Clark Corp.	4,707	599,201
McKesson Corp.	2,984	588,535
Kraft Heinz Co.	7,710	560,980
Alexion Pharmaceuticals, Inc.*	2,922	557,372
Regeneron Pharmaceuticals, Inc.*	1,007	546,670
Kroger Co.	12,622	527,978
PayPal Holdings, Inc.*	14,415	521,823
Automatic Data Processing, Inc.	5,980	506,626
Reynolds American, Inc.	10,747	495,974
Aetna, Inc.	4,521	488,811
Cigna Corp.	3,340	488,742
Anthem, Inc.	3,385	472,004
General Mills, Inc.	7,750	446,865
Becton Dickinson and Co.	2,732	420,974
Vertex Pharmaceuticals, Inc.*	3,186	400,894
Cardinal Health, Inc.	4,265	380,737
Stryker Corp.	4,095	380,589
Illumina, Inc.*	1,898	364,312
McGraw Hill Financial, Inc.	3,505	345,523
Humana, Inc.	1,922	343,096
Boston Scientific Corp.*	17,442	321,630
Constellation Brands, Inc. — Class A	2,245	319,778
Monster Beverage Corp.*	1,945	289,727
Mylan N.V.*	5,356	289,599
Zoetis, Inc.	5,940	284,645
Archer-Daniels-Midland Co.	7,737	283,793
Sysco Corp.	6,807	279,087
HCA Holdings, Inc.*	4,070	275,254
Baxalta, Inc.	7,038	274,693
Perrigo Company plc	1,898	274,641
Baxter International, Inc.	7,093	270,598
Intuitive Surgical, Inc.*	484	264,341
AmerisourceBergen Corp. — Class A	2,533	262,697
Estee Lauder Companies, Inc. — Class A	2,886	254,141
Kellogg Co.	3,309	239,141
ConAgra Foods, Inc.	5,613	236,644
Dr Pepper Snapple Group, Inc.	2,449	228,247
Zimmer Biomet Holdings, Inc.	2,220	227,750
St. Jude Medical, Inc.	3,665	226,387
Moody's Corp.	2,230	223,758
Edwards Lifesciences Corp.*	2,797	220,907
Clorox Co.	1,673	212,187
Tyson Foods, Inc. — Class A	3,833	204,414
Mead Johnson Nutrition Co. — Class A	2,556	201,796
Molson Coors Brewing Co. — Class B	2,043	191,879
JM Smucker Co.	1,552	191,424
CR Bard, Inc.	958	181,484
Equifax, Inc.	1,536	171,065
Henry Schein, Inc.*	1,075	170,054
Hershey Co.	1,863	166,310
Endo International plc*	2,699	165,233
Laboratory Corporation of America Holdings*	1,312	162,216
Verisk Analytics, Inc. — Class A*	2,021	155,374
DaVita HealthCare Partners, Inc.*	2,161	150,643
Whole Foods Market, Inc.	4,425	148,238
Church & Dwight Company, Inc.	1,700	144,296
Universal Health Services, Inc. — Class B	1,182	141,237
Hormel Foods Corp.	1,749	138,311
Keurig Green Mountain, Inc.	1,506	135,510
Coca-Cola Enterprises, Inc.	2,707	133,293
Quest Diagnostics, Inc.	1,859	132,249
Brown-Forman Corp. — Class B	1,318	130,851
McCormick & Company, Inc.	1,507	128,939
Campbell Soup Co.	2,329	122,389
Western Union Co.	6,551	117,328
Mallinckrodt plc*	1,503	112,169
DENTSPLY International, Inc.	1,814	110,382
Total System Services, Inc.	2,195	109,311
Cintas Corp.	1,134	103,251
H&R Block, Inc.	3,058	101,862
Varian Medical Systems, Inc.*	1,256	101,485
United Rentals, Inc.*	1,204	87,338
Robert Half International, Inc.	1,720	81,081
Avery Dennison Corp.	1,181	74,001
ADT Corp.	2,139	70,544
Patterson Companies, Inc.	1,083	48,962
Quanta Services, Inc.*	2,071	41,938
Tenet Healthcare Corp.*	1,292	39,148
Total Consumer, Non-cyclical		56,793,674
Financial - 13.4%
Wells Fargo & Co.	60,269	3,276,223
Berkshire Hathaway, Inc. — Class B*	24,292	3,207,515
JPMorgan Chase & Co.	47,731	3,151,677

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 75.8% (continued)
Financial - 13.4% (continued)
Bank of America Corp.	135,011	$2,272,235
Citigroup, Inc.	38,626	1,998,896
Visa, Inc. — Class A	25,238	1,957,207
MasterCard, Inc. — Class A	12,839	1,250,005
American International Group, Inc.	16,039	993,937
Goldman Sachs Group, Inc.	5,143	926,922
U.S. Bancorp	21,319	909,682
Simon Property Group, Inc.	4,012	780,093
American Express Co.	10,848	754,478
MetLife, Inc.	14,414	694,899
PNC Financial Services Group, Inc.	6,584	627,521
Morgan Stanley	19,582	622,903
Bank of New York Mellon Corp.	14,172	584,170
BlackRock, Inc. — Class A	1,637	557,431
American Tower Corp. — Class A	5,492	532,449
Charles Schwab Corp.	15,534	511,535
Capital One Financial Corp.	6,899	497,970
ACE Ltd.	4,203	491,121
Prudential Financial, Inc.	5,822	473,969
Public Storage	1,908	472,611
Travelers Companies, Inc.	3,945	445,233
CME Group, Inc. — Class A	4,386	397,372
Intercontinental Exchange, Inc.	1,539	394,384
Chubb Corp.	2,944	390,492
Equity Residential	4,723	385,349
BB&T Corp.	10,116	382,486
Marsh & McLennan Companies, Inc.	6,764	375,064
Crown Castle International Corp.	4,328	374,156
State Street Corp.	5,232	347,196
Aflac, Inc.	5,533	331,427
Synchrony Financial*	10,812	328,793
Aon plc	3,552	327,530
AvalonBay Communities, Inc.	1,775	326,831
Welltower, Inc.	4,589	312,190
Allstate Corp.	5,022	311,816
Discover Financial Services	5,543	297,216
Prologis, Inc.	6,798	291,770
SunTrust Banks, Inc.	6,608	283,087
Boston Properties, Inc.	1,991	253,932
M&T Bank Corp.	2,074	251,327
Ventas, Inc.	4,318	243,665
Equinix, Inc.	804	243,130
Progressive Corp.	7,579	241,012
Ameriprise Financial, Inc.	2,258	240,296
T. Rowe Price Group, Inc.	3,256	232,771
Hartford Financial Services Group, Inc.	5,311	230,816
HCP, Inc.	6,030	230,587
Vornado Realty Trust	2,298	229,708
Alliance Data Systems Corp.*	793	219,320
Fifth Third Bancorp	10,300	207,030
General Growth Properties, Inc.	7,550	205,436
Essex Property Trust, Inc.	856	204,935
Northern Trust Corp.	2,818	203,150
Weyerhaeuser Co.	6,619	198,438
Invesco Ltd.	5,496	184,006
Franklin Resources, Inc.	4,913	180,897
Realty Income Corp.	3,236	167,075
Regions Financial Corp.	16,927	162,499
Lincoln National Corp.	3,209	161,284
Principal Financial Group, Inc.	3,530	158,779
XL Group plc — Class A	3,861	151,274
Host Hotels & Resorts, Inc.	9,746	149,504
SL Green Realty Corp.	1,293	146,083
KeyCorp	10,832	142,874
Kimco Realty Corp.	5,359	141,799
Macerich Co.	1,745	140,804
Loews Corp.	3,630	139,392
CBRE Group, Inc. — Class A*	3,770	130,367
Huntington Bancshares, Inc.	10,330	114,250
Cincinnati Financial Corp.	1,912	113,133
E*TRADE Financial Corp.*	3,798	112,573
Affiliated Managers Group, Inc.*	701	111,992
Plum Creek Timber Company, Inc.	2,251	107,418
Unum Group	3,157	105,097
Comerica, Inc.	2,292	95,874
Nasdaq, Inc.	1,491	86,731
Torchmark Corp.	1,487	84,997
Apartment Investment & Management Co. — Class A	2,028	81,181
Zions Bancorporation	2,649	72,318
Assurant, Inc.	854	68,781
Iron Mountain, Inc.	2,491	67,282
People's United Financial, Inc.	4,023	64,971
Legg Mason, Inc.	1,397	54,804
Navient Corp.	4,698	53,792
Total Financial		41,035,225
Technology –9.9%
Apple, Inc.	72,291	7,609,351
Microsoft Corp.	103,573	5,746,230
Intel Corp.	61,188	2,107,927
International Business Machines Corp.	11,572	1,592,539
Oracle Corp.	41,512	1,516,433
QUALCOMM, Inc.	19,490	974,208
Accenture plc — Class A	8,101	846,554
Texas Instruments, Inc.	13,153	720,916
EMC Corp.	25,139	645,570
Salesforce.com, Inc.*	8,093	634,490
Adobe Systems, Inc.*	6,468	607,604
Avago Technologies Ltd.	3,400	493,510
Cognizant Technology Solutions Corp. — Class A*	7,884	473,198
Broadcom Corp. — Class A	7,274	420,583
Hewlett Packard Enterprise Co.	23,316	354,403
Intuit, Inc.	3,423	330,320
Applied Materials, Inc.	14,900	278,182
HP, Inc.	23,422	277,316
Electronic Arts, Inc.*	4,030	276,941
Fiserv, Inc.*	2,963	270,996
Activision Blizzard, Inc.	6,542	253,241
Cerner Corp.*	3,947	237,491
Analog Devices, Inc.	4,046	223,825
Paychex, Inc.	4,161	220,075
NVIDIA Corp.	6,627	218,426

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 75.8% (continued)
Technology –9.9% (continued)
Fidelity National Information Services, Inc.	3,597	$217,978
Micron Technology, Inc.*	14,078	199,344
SanDisk Corp.	2,602	197,726
Red Hat, Inc.*	2,370	196,260
Skyworks Solutions, Inc.	2,479	190,462
Western Digital Corp.	3,004	180,390
Autodesk, Inc.*	2,933	178,708
Lam Research Corp.	2,054	163,129
Xilinx, Inc.	3,332	156,504
Citrix Systems, Inc.*	1,995	150,922
Seagate Technology plc	3,877	142,131
KLA-Tencor Corp.	2,022	140,226
Linear Technology Corp.	3,101	131,699
Xerox Corp.	12,339	131,164
Microchip Technology, Inc.	2,634	122,586
Akamai Technologies, Inc.*	2,307	121,417
CA, Inc.	4,039	115,354
NetApp, Inc.	3,791	100,575
Qorvo, Inc.*	1,833	93,300
CSRA, Inc.	1,785	53,550
Pitney Bowes, Inc.	2,555	52,761
Dun & Bradstreet Corp.	469	48,743
Teradata Corp.*	1,725	45,575
Total Technology		30,460,833
Communications - 9.9%
Amazon.com, Inc.*	4,984	3,368,635
Facebook, Inc. — Class A*	29,439	3,081,086
Alphabet, Inc. — Class A*	3,777	2,938,544
Alphabet, Inc. — Class C*	3,853	2,923,965
AT&T, Inc.	79,768	2,744,817
Verizon Communications, Inc.	52,758	2,438,475
Walt Disney Co.	19,721	2,072,283
Cisco Systems, Inc.	65,818	1,787,288
Comcast Corp. — Class A	31,662	1,786,687
Priceline Group, Inc.*	646	823,618
Time Warner Cable, Inc.	3,672	681,486
Time Warner, Inc.	10,366	670,369
Netflix, Inc.*	5,542	633,894
Twenty-First Century Fox, Inc. — Class A	15,180	412,289
eBay, Inc.*	14,323	393,596
Yahoo!, Inc.*	11,265	374,674
CBS Corp. — Class B	5,624	265,059
Omnicom Group, Inc.	3,141	237,648
Nielsen Holdings plc	4,720	219,952
Level 3 Communications, Inc.*	3,742	203,415
Expedia, Inc.	1,526	189,682
Viacom, Inc. — Class B	4,501	185,261
Symantec Corp.	8,759	183,939
CenturyLink, Inc.	7,119	179,114
Twenty-First Century Fox, Inc. — Class B	5,591	152,243
Motorola Solutions, Inc.	2,083	142,581
Juniper Networks, Inc.	4,603	127,043
TripAdvisor, Inc.*	1,465	124,891
Interpublic Group of Companies, Inc.	5,268	122,639
VeriSign, Inc.*	1,272	111,122
Cablevision Systems Corp. — Class A	2,886	92,063
F5 Networks, Inc.*	913	88,524
Discovery Communications, Inc. — Class C*	3,345	84,361
TEGNA, Inc.	2,875	73,370
Frontier Communications Corp.	15,147	70,736
Scripps Networks Interactive, Inc. — Class A	1,227	67,743
News Corp. — Class A	4,947	66,092
Discovery Communications, Inc. — Class A*	1,939	51,733
News Corp. — Class B	1,398	19,516
Total Communications		30,190,433
Consumer, Cyclical - 7.9%
Home Depot, Inc.	16,440	2,174,190
McDonald's Corp.	11,906	1,406,575
CVS Health Corp.	14,358	1,403,781
Wal-Mart Stores, Inc.	20,343	1,247,026
Starbucks Corp.	19,252	1,155,698
NIKE, Inc. — Class B	17,498	1,093,625
Walgreens Boots Alliance, Inc.	11,294	961,741
Costco Wholesale Corp.	5,672	916,028
Lowe's Companies, Inc.	11,865	902,215
Ford Motor Co.	50,540	712,108
General Motors Co.	18,362	624,492
TJX Companies, Inc.	8,681	615,570
Target Corp.	7,988	580,008
Delta Air Lines, Inc.	10,198	516,936
Yum! Brands, Inc.	5,592	408,496
Southwest Airlines Co.	8,432	363,082
American Airlines Group, Inc.	8,173	346,127
Johnson Controls, Inc.	8,398	331,638
Carnival Corp.	5,968	325,138
O'Reilly Automotive, Inc.*	1,279	324,125
L Brands, Inc.	3,303	316,493
Delphi Automotive plc	3,632	311,371
AutoZone, Inc.*	395	293,054
Ross Stores, Inc.	5,251	282,556
United Continental Holdings, Inc.*	4,834	276,988
VF Corp.	4,422	275,269
Dollar General Corp.	3,772	271,094
Dollar Tree, Inc.*	3,044	235,058
Royal Caribbean Cruises Ltd.	2,225	225,192
PACCAR, Inc.	4,583	217,234
Chipotle Mexican Grill, Inc. — Class A*	404	193,859
Under Armour, Inc. — Class A*	2,335	188,224
Genuine Parts Co.	1,955	167,915
Marriott International, Inc. — Class A	2,500	167,600
Mohawk Industries, Inc.*	824	156,058
Fastenal Co.	3,756	153,320
Newell Rubbermaid, Inc.	3,463	152,649
WW Grainger, Inc.	749	151,740
Starwood Hotels & Resorts Worldwide, Inc.	2,187	151,515
Hanesbrands, Inc.	5,080	149,504

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 75.8% (continued)
Consumer, Cyclical - 7.9% (continued)
Tractor Supply Co.	1,742	$148,942
Whirlpool Corp.	1,014	148,926
Advance Auto Parts, Inc.	950	142,985
Macy's, Inc.	4,076	142,579
CarMax, Inc.*	2,626	141,725
DR Horton, Inc.	4,255	136,288
Signet Jewelers Ltd.	1,031	127,524
BorgWarner, Inc.	2,906	125,626
Mattel, Inc.	4,400	119,548
Coach, Inc.	3,598	117,763
Best Buy Company, Inc.	3,866	117,719
Kohl's Corp.	2,461	117,217
Goodyear Tire & Rubber Co.	3,487	113,920
Lennar Corp. — Class A	2,322	113,569
Harley-Davidson, Inc.	2,488	112,930
Tiffany & Co.	1,446	110,315
Wyndham Worldwide Corp.	1,505	109,338
Bed Bath & Beyond, Inc.*	2,164	104,413
Hasbro, Inc.	1,454	97,941
Michael Kors Holdings Ltd.*	2,386	95,583
Darden Restaurants, Inc.	1,495	95,142
Nordstrom, Inc.	1,764	87,865
Harman International Industries, Inc.	922	86,862
Ralph Lauren Corp. — Class A	763	85,059
Staples, Inc.	8,345	79,027
PVH Corp.	1,070	78,806
Leggett & Platt, Inc.	1,765	74,165
PulteGroup, Inc.	4,120	73,418
The Gap, Inc.	2,970	73,359
Wynn Resorts Ltd.	1,054	72,926
AutoNation, Inc.*	990	59,063
GameStop Corp. — Class A	1,368	38,359
Urban Outfitters, Inc.*	1,126	25,617
Fossil Group, Inc.*	537	19,633
Total Consumer, Cyclical		24,139,444
Industrial - 7.1%
General Electric Co.	122,374	3,811,950
3M Co.	7,984	1,202,710
Boeing Co.	8,166	1,180,723
Honeywell International, Inc.	9,993	1,034,975
United Technologies Corp.	10,696	1,027,565
United Parcel Service, Inc. — Class B	9,026	868,572
Union Pacific Corp.	11,075	866,065
Lockheed Martin Corp.	3,427	744,173
General Dynamics Corp.	3,853	529,248
Caterpillar, Inc.	7,549	513,031
FedEx Corp.	3,405	507,311
Raytheon Co.	3,904	486,165
Northrop Grumman Corp.	2,365	446,536
Precision Castparts Corp.	1,784	413,906
Emerson Electric Co.	8,487	405,933
Illinois Tool Works, Inc.	4,242	393,148
CSX Corp.	12,641	328,034
Norfolk Southern Corp.	3,871	327,448
TE Connectivity Ltd.	5,009	323,631
Eaton Corporation plc	6,001	312,291
Deere & Co.	4,042	308,283
Waste Management, Inc.	5,384	287,344
Corning, Inc.	15,339	280,397
Roper Technologies, Inc.	1,307	248,056
Amphenol Corp. — Class A	3,997	208,763
Stanley Black & Decker, Inc.	1,941	207,163
Cummins, Inc.	2,130	187,461
Ingersoll-Rand plc	3,385	187,157
Agilent Technologies, Inc.	4,297	179,658
Rockwell Automation, Inc.	1,712	175,668
Tyco International plc	5,482	174,821
Parker-Hannifin Corp.	1,763	170,976
AMETEK, Inc.	3,084	165,272
Vulcan Materials Co.	1,729	164,203
Rockwell Collins, Inc.	1,704	157,279
WestRock Co.	3,334	152,097
Textron, Inc.	3,548	149,051
Waters Corp.*	1,059	142,520
Harris Corp.	1,613	140,170
Republic Services, Inc. — Class A	3,107	136,677
Stericycle, Inc.*	1,102	132,901
Snap-on, Inc.	753	129,087
Ball Corp.	1,768	128,586
Masco Corp.	4,363	123,473
Dover Corp.	2,009	123,172
L-3 Communications Holdings, Inc.	1,016	121,422
Martin Marietta Materials, Inc.	858	117,186
Pentair plc	2,337	115,752
CH Robinson Worldwide, Inc.	1,862	115,481
Sealed Air Corp.	2,560	114,176
Expeditors International of Washington, Inc.	2,417	109,007
Kansas City Southern	1,415	105,658
Fluor Corp.	1,836	86,695
J.B. Hunt Transport Services, Inc.	1,174	86,125
Xylem, Inc.	2,326	84,899
Allegion plc	1,244	82,004
PerkinElmer, Inc.	1,451	77,730
Flowserve Corp.	1,697	71,410
Jacobs Engineering Group, Inc.*	1,589	66,659
Garmin Ltd.	1,530	56,870
FLIR Systems, Inc.	1,791	50,273
Ryder System, Inc.	693	39,383
Owens-Illinois, Inc.*	2,085	36,321
Total Industrial		21,720,701
Energy –4.9%
Exxon Mobil Corp.	53,978	4,207,586
Chevron Corp.	24,403	2,195,294
Schlumberger Ltd.	16,352	1,140,552
ConocoPhillips	16,009	747,460
Occidental Petroleum Corp.	9,903	669,542
EOG Resources, Inc.	7,128	504,590
Phillips 66	6,155	503,478
Valero Energy Corp.	6,243	441,443
Halliburton Co.	11,097	377,742
Marathon Petroleum Corp.	6,911	358,266
Kinder Morgan, Inc.	23,726	353,991
Anadarko Petroleum Corp.	6,589	320,094
Baker Hughes, Inc.	5,654	260,932

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 75.8% (continued)
Energy –4.9% (continued)
Pioneer Natural Resources Co.	1,937	$242,861
Williams Companies, Inc.	8,847	227,368
Apache Corp.	4,901	217,947
Spectra Energy Corp.	8,706	208,422
Noble Energy, Inc.	5,519	181,741
Tesoro Corp.	1,561	164,483
National Oilwell Varco, Inc.	4,872	163,163
Devon Energy Corp.	5,009	160,288
Cameron International Corp.*	2,478	156,610
Hess Corp.	3,116	151,064
Marathon Oil Corp.	8,782	110,565
Cimarex Energy Co.	1,226	109,580
Equities Corp.	1,977	103,061
Columbia Pipeline Group, Inc.	5,045	100,900
Cabot Oil & Gas Corp. — Class A	5,366	94,925
FMC Technologies, Inc.*	2,956	85,754
Helmerich & Payne, Inc.	1,398	74,862
Newfield Exploration Co.*	2,096	68,246
ONEOK, Inc.	2,714	66,927
First Solar, Inc.*	981	64,736
Transocean Ltd.	4,433	54,881
Range Resources Corp.	2,196	54,044
Murphy Oil Corp.	2,097	47,078
Ensco plc — Class A	3,054	47,001
Southwestern Energy Co.*	4,985	35,443
Chesapeake Energy Corp.	6,710	30,195
CONSOL Energy, Inc.	2,970	23,463
Diamond Offshore Drilling, Inc.	836	17,640
Total Energy		15,144,218
Utilities - 2.3%
Duke Energy Corp.	8,925	637,156
NextEra Energy, Inc.	5,971	620,327
Southern Co.	11,785	551,420
Dominion Resources, Inc.	7,719	522,113
American Electric Power Company, Inc.	6,364	370,830
PG&E Corp.	6,359	338,235
Exelon Corp.	11,923	331,102
PPL Corp.	8,710	297,272
Sempra Energy	3,057	287,389
Public Service Enterprise Group, Inc.	6,560	253,806
Edison International	4,225	250,162
Consolidated Edison, Inc.	3,802	244,355
Xcel Energy, Inc.	6,580	236,288
Eversource Energy	4,113	210,051
WEC Energy Group, Inc.	4,093	210,012
DTE Energy Co.	2,327	186,602
FirstEnergy Corp.	5,485	174,039
Entergy Corp.	2,313	158,117
Ameren Corp.	3,146	136,002
CMS Energy Corp.	3,593	129,635
SCANA Corp.	1,853	112,088
CenterPoint Energy, Inc.	5,579	102,430
AGL Resources, Inc.	1,559	99,480
Pinnacle West Capital Corp.	1,437	92,658
Pepco Holdings, Inc.	3,288	85,521
AES Corp.	8,725	83,498
TECO Energy, Inc.	3,050	81,283
NiSource, Inc.	4,132	80,615
NRG Energy, Inc.	4,074	47,951
Total Utilities		6,930,437
Basic Materials - 1.8%
EI du Pont de Nemours & Co.	11,364	756,841
Dow Chemical Co.	14,581	750,630
Monsanto Co.	5,703	561,860
LyondellBasell Industries N.V. — Class A	4,662	405,128
Ecolab, Inc.	3,446	394,153
Praxair, Inc.	3,693	378,163
PPG Industries, Inc.	3,491	344,981
Air Products & Chemicals, Inc.	2,514	327,097
Sherwin-Williams Co.	1,026	266,350
International Paper Co.	5,375	202,638
Alcoa, Inc.	16,987	167,662
Nucor Corp.	4,144	167,003
Eastman Chemical Co.	1,927	130,092
International Flavors & Fragrances, Inc.	1,041	124,545
Newmont Mining Corp.	6,861	123,429
CF Industries Holdings, Inc.	3,022	123,328
Mosaic Co.	4,348	119,961
Airgas, Inc.	841	116,327
Freeport-McMoRan, Inc.	14,987	101,462
FMC Corp.	1,733	67,812
Total Basic Materials		5,629,462
Diversified - 0.0%
Leucadia National Corp.	4,322	75,160
Total Common Stocks
(Cost $181,224,818)		232,119,587

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 10.5%
Federal Home Loan Bank[1]
0.34% due 02/17/16	$15,000,000	14,995,410
0.46% due 03/16/16	5,000,000	4,997,000
0.36% due 06/01/16	2,000,000	1,996,110
Total Federal Home Loan Bank		21,988,520
Farmer Mac[1]
0.16% due 01/25/16	10,000,000	9,999,120
Total Federal Agency Discount Notes
(Cost $31,984,443)		31,987,640

U.S. GOVERNMENT SECURITIES† - 2.0%
U.S. Treasury Notes
0.33% due 07/31/17††,2	6,000,000	5,990,304
Total U.S. Government Securities
(Cost $5,985,829)		5,990,304

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 1.6%
Federal Farm Credit Bank[1]
0.23% due 08/01/17[2]	$5,000,000	$4,988,020
Total Federal Agency Notes
(Cost $5,000,000)		4,988,020

REPURCHASE AGREEMENTS††,3 - 1.3%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	1,894,129	1,894,129
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	1,135,382	1,135,382
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	1,022,156	1,022,156
Total Repurchase Agreements
(Cost $4,051,667)		4,051,667
Total Investments - 91.2%
(Cost $228,246,757)		$279,137,218
Other Assets & Liabilities, net - 8.8%		26,795,745
Total Net Assets - 100.0%		$305,932,963

	Contracts	Unrealized Gain(Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,034,500)	20	$92

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2016 S&P 500 Index Swap, Terminating 01/27/16[4] (Notional Value $798,645)	391	2,049
Goldman Sachs International January 2016 S&P 500 Index Swap, Terminating 01/27/16[4] (Notional Value $45,447,182)	22,235	(267,280)
Barclays Bank plc January 2016 S&P 500 Index Swap, Terminating 01/29/16[4] (Notional Value $29,141,557)	14,258	(279,218)
(Total Notional Value $75,387,384)		$(544,449)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at December 31, 2015.
[3]	Repurchase Agreements — See Note 4.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$232,119,587	$—	$—	$—	$—	$232,119,587
Equity Index Swap Agreements	—	—	—	2,049	—	2,049
Federal Agency Discount Notes	—	—	31,987,640	—	—	31,987,640
Federal Agency Notes	—	—	4,988,020	—	—	4,988,020
Futures Contracts	—	92	—	—	—	92
Repurchase Agreements	—	—	4,051,667	—	—	4,051,667
U.S. Government Securities	—	—	5,990,304	—	—	5,990,304
Total	$232,119,587	$92	$47,017,631	$2,049	$—	$279,139,359

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$546,498	$—	$546,498

* Other financial instruments includes futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 100.5%
Consumer, Non-cyclical - 25.5%
Constellation Brands, Inc. — Class A	23,445	$3,339,506
Regeneron Pharmaceuticals, Inc.*	5,246	2,847,895
Gilead Sciences, Inc.	23,466	2,374,525
Cigna Corp.	15,300	2,238,848
Mondelez International, Inc. — Class A	48,173	2,160,076
Total System Services, Inc.	42,907	2,136,769
Aetna, Inc.	19,700	2,129,964
AmerisourceBergen Corp. — Class A	20,070	2,081,460
McGraw Hill Financial, Inc.	19,500	1,922,310
Equifax, Inc.	16,100	1,793,057
Biogen, Inc.*	5,749	1,761,206
Celgene Corp.*	14,482	1,734,364
Monster Beverage Corp.*	11,396	1,697,548
Edwards Lifesciences Corp.*	20,420	1,612,771
Alexion Pharmaceuticals, Inc.*	8,402	1,602,682
Reynolds American, Inc.	33,697	1,555,117
Boston Scientific Corp.*	84,087	1,550,564
Illumina, Inc.*	7,900	1,516,366
Hormel Foods Corp.	17,794	1,407,150
Avery Dennison Corp.	21,657	1,357,028
Verisk Analytics, Inc. — Class A*	17,200	1,322,336
Laboratory Corporation of America Holdings*	10,100	1,248,764
Moody's Corp.	11,003	1,104,041
Cintas Corp.	11,830	1,077,122
CR Bard, Inc.	4,300	814,592
Allergan plc*	2,532	791,250
Becton Dickinson and Co.	5,100	785,859
Dr Pepper Snapple Group, Inc.	8,400	782,880
Total Consumer, Non-cyclical		46,746,050
Technology - 19.4%
Avago Technologies Ltd.	22,270	3,232,490
Electronic Arts, Inc.*	46,664	3,206,750
Activision Blizzard, Inc.	76,804	2,973,083
Salesforce.com, Inc.*	37,700	2,955,680
Skyworks Solutions, Inc.	33,620	2,583,025
Red Hat, Inc.*	27,789	2,301,207
Cognizant Technology Solutions Corp. — Class A*	35,066	2,104,661
NVIDIA Corp.	60,500	1,994,080
Lam Research Corp.	23,750	1,886,225
Fiserv, Inc.*	18,796	1,719,082
Citrix Systems, Inc.*	19,608	1,483,345
Apple, Inc.	12,685	1,335,223
Qorvo, Inc.*	23,950	1,219,055
Microchip Technology, Inc.	25,500	1,186,770
Applied Materials, Inc.	59,200	1,105,264
Cerner Corp.*	17,298	1,040,821
Akamai Technologies, Inc.*	18,705	984,444
Microsoft Corp.	15,400	854,392
Accenture plc — Class A	7,500	783,750
Paychex, Inc.	14,385	760,823
Total Technology		35,710,170
Consumer, Cyclical - 18.1%
DR Horton, Inc.	83,700	2,680,911
O'Reilly Automotive, Inc.*	9,961	2,524,316
Under Armour, Inc. — Class A*	29,390	2,369,128
Starbucks Corp.	38,100	2,287,143
Lennar Corp. — Class A	42,945	2,100,440
Dollar Tree, Inc.*	27,170	2,098,067
Home Depot, Inc.	14,350	1,897,788
AutoZone, Inc.*	2,540	1,884,451
Signet Jewelers Ltd.	13,800	1,706,922
NIKE, Inc. — Class B	26,400	1,650,000
Advance Auto Parts, Inc.	10,275	1,546,490
Lowe's Companies, Inc.	19,950	1,516,998
Mohawk Industries, Inc.*	7,000	1,325,730
Tractor Supply Co.	14,200	1,214,100
Southwest Airlines Co.	26,842	1,155,817
Chipotle Mexican Grill, Inc. — Class A*	2,310	1,108,454
Ross Stores, Inc.	20,350	1,095,034
Delphi Automotive plc	10,000	857,300
Hanesbrands, Inc.	25,700	756,351
TJX Companies, Inc.	10,600	751,646
Newell Rubbermaid, Inc.	16,200	714,096
Total Consumer, Cyclical		33,241,182
Communications - 15.3%
Facebook, Inc. — Class A*	33,612	3,517,831
Amazon.com, Inc.*	4,400	2,973,916
Expedia, Inc.	23,889	2,969,403
VeriSign, Inc.*	31,205	2,726,069
Netflix, Inc.*	23,000	2,630,740
TripAdvisor, Inc.*	27,200	2,318,800
Priceline Group, Inc.*	1,431	1,824,453
eBay, Inc.*	55,800	1,533,384
Walt Disney Co.	11,200	1,176,896
Alphabet, Inc. — Class A*	1,484	1,154,567
Cablevision Systems Corp. — Class A	35,500	1,132,450
Alphabet, Inc. — Class C*	1,487	1,128,455
Juniper Networks, Inc.	39,000	1,076,400
Time Warner Cable, Inc.	5,700	1,057,863
Discovery Communications, Inc. — Class C*	22,900	577,538
Discovery Communications, Inc. — Class A*	13,200	352,176
Total Communications		28,150,941
Financial - 12.6%
XL Group plc — Class A	68,500	2,683,830
Equity Residential	27,905	2,276,769
Visa, Inc. — Class A	22,882	1,774,499
CBRE Group, Inc. — Class A*	49,427	1,709,186
Intercontinental Exchange, Inc.	6,400	1,640,064
Prologis, Inc.	35,236	1,512,329
E*TRADE Financial Corp.*	50,800	1,505,712
Public Storage	5,600	1,387,120
Kimco Realty Corp.	50,447	1,334,828
MasterCard, Inc. — Class A	13,696	1,333,443
Equinix, Inc.	4,076	1,232,582
AvalonBay Communities, Inc.	5,971	1,099,440
Charles Schwab Corp.	32,900	1,083,397
Crown Castle International Corp.	11,100	959,595

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 100.5% (continued)
Financial - 12.6% (continued)
American Tower Corp. — Class A	9,694	$939,833
Alliance Data Systems Corp.*	2,620	724,613
Total Financial		23,197,240
Industrial - 7.4%
PerkinElmer, Inc.	45,371	2,430,524
Vulcan Materials Co.	20,057	1,904,814
Masco Corp.	65,300	1,847,990
Martin Marietta Materials, Inc.	10,060	1,373,995
Northrop Grumman Corp.	7,200	1,359,432
Stanley Black & Decker, Inc.	9,900	1,056,627
Snap-on, Inc.	6,000	1,028,580
Roper Technologies, Inc.	4,900	929,971
Amphenol Corp. — Class A	16,700	872,241
Boeing Co.	5,300	766,327
Total Industrial		13,570,501
Energy - 1.7%
Cameron International Corp.*	30,800	1,946,560
Pioneer Natural Resources Co.	9,900	1,241,262
Total Energy		3,187,822
Basic Materials - 0.5%
Sherwin-Williams Co.	3,450	895,620
Total Common Stocks
(Cost $155,994,922)		184,699,526

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.5%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	$444,094	444,094
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	266,199	266,199
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	239,653	239,653
Total Repurchase Agreements
(Cost $949,946)		949,946
Total Investments - 101.0%
(Cost $156,944,868)		$185,649,472
Other Assets & Liabilities, net - (1.0)%		(1,804,775)
Total Net Assets - 100.0%		$183,844,697

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 3.
††	Value determined based on Level 2 inputs —See Note 3.
[1]	Repurchase Agreements —See Note 4.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$184,699,526	$—	$—	$184,699,526
Repurchase Agreements	—	949,946	—	949,946
Total	$184,699,526	$949,946	$—	$185,649,472

For the period ended December 31, 2015, there were no transfers between levels.

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 25.6%
Prudential Financial, Inc.	13,633	$1,109,862
MetLife, Inc.	22,740	1,096,295
Loews Corp.	24,635	945,984
Lincoln National Corp.	16,946	851,706
American International Group, Inc.	13,428	832,133
Bank of America Corp.	46,579	783,925
Citigroup, Inc.	14,908	771,489
Allstate Corp.	12,300	763,707
Hartford Financial Services Group, Inc.	17,491	760,159
Regions Financial Corp.	78,400	752,640
Unum Group	21,558	717,666
Capital One Financial Corp.	9,757	704,260
SunTrust Banks, Inc.	13,947	597,489
KeyCorp	42,763	564,044
Navient Corp.	47,600	545,020
Zions Bancorporation	19,692	537,592
Legg Mason, Inc.	13,700	537,451
Goldman Sachs Group, Inc.	2,847	513,115
JPMorgan Chase & Co.	7,637	504,271
Fifth Third Bancorp	24,147	485,355
Comerica, Inc.	11,273	471,550
Travelers Companies, Inc.	4,129	465,999
PNC Financial Services Group, Inc.	4,692	447,195
ACE Ltd.	3,747	437,837
Berkshire Hathaway, Inc. — Class B*	3,274	432,299
People's United Financial, Inc.	25,453	411,066
Principal Financial Group, Inc.	8,937	401,986
BB&T Corp.	10,351	391,371
Aflac, Inc.	6,339	379,706
Bank of New York Mellon Corp.	6,435	265,251
Total Financial		18,478,423
Consumer, Cyclical - 17.2%
General Motors Co.	30,295	1,030,333
Staples, Inc.	104,107	985,893
Best Buy Company, Inc.	31,760	967,092
Ford Motor Co.	68,591	966,447
Wal-Mart Stores, Inc.	15,043	922,136
Kohl's Corp.	18,567	884,346
GameStop Corp. — Class A	29,722	833,405
AutoNation, Inc.*	13,500	805,410
Fossil Group, Inc.*	17,000	621,520
United Continental Holdings, Inc.*	10,500	601,650
Macy's, Inc.	16,700	584,166
Whirlpool Corp.	3,148	462,347
PulteGroup, Inc.	24,300	433,026
PVH Corp.	5,800	427,170
Urban Outfitters, Inc.*	17,400	395,850
Target Corp.	5,279	383,308
PACCAR, Inc.	6,500	308,100
The Gap, Inc.	11,700	288,990
Bed Bath & Beyond, Inc.*	5,500	265,375
Johnson Controls, Inc.	6,057	239,191
Total Consumer, Cyclical		12,405,755
Utilities - 13.5%
NRG Energy, Inc.	139,151	1,637,807
Exelon Corp.	35,889	996,637
AES Corp.	94,987	909,026
FirstEnergy Corp.	22,291	707,293
NiSource, Inc.	25,200	491,652
Duke Energy Corp.	6,387	455,968
Consolidated Edison, Inc.	6,563	421,804
Entergy Corp.	5,742	392,523
Public Service Enterprise Group, Inc.	9,200	355,948
DTE Energy Co.	4,430	355,242
SCANA Corp.	5,809	351,386
American Electric Power Company, Inc.	5,917	344,784
Pepco Holdings, Inc.	12,689	330,041
Edison International	5,300	313,813
Ameren Corp.	7,053	304,901
CenterPoint Energy, Inc.	15,800	290,088
Pinnacle West Capital Corp.	4,425	285,324
PG&E Corp.	5,130	272,865
Eversource Energy	5,100	260,457
Xcel Energy, Inc.	6,966	250,149
Total Utilities		9,727,708
Energy - 11.8%
Valero Energy Corp.	15,846	1,120,471
National Oilwell Varco, Inc.	31,878	1,067,595
Diamond Offshore Drilling, Inc.	39,105	825,115
Marathon Petroleum Corp.	14,524	752,923
First Solar, Inc.*	10,924	720,875
Phillips 66	8,273	676,731
Transocean Ltd.	54,550	675,329
CONSOL Energy, Inc.	84,300	665,970
Chevron Corp.	6,855	616,676
Helmerich & Payne, Inc.	7,992	427,972
Hess Corp.	8,230	398,990
Marathon Oil Corp.	22,652	285,189
Baker Hughes, Inc.	5,482	252,994
Total Energy		8,486,830
Consumer, Non-cyclical - 10.1%
Archer-Daniels-Midland Co.	37,650	1,381,002
Anthem, Inc.	7,737	1,078,847
Quanta Services, Inc.*	44,300	897,075
Cardinal Health, Inc.	8,255	736,924
McKesson Corp.	3,700	729,751
Tyson Foods, Inc. — Class A	13,258	707,049
Tenet Healthcare Corp.*	20,100	609,030
Whole Foods Market, Inc.	12,000	402,000
Sysco Corp.	8,881	364,121
Express Scripts Holding Co.*	4,000	349,640
Total Consumer, Non-cyclical		7,255,439
Industrial - 7.6%
Jacobs Engineering Group, Inc.*	24,053	1,009,024
Fluor Corp.	21,091	995,917
WestRock Co.	16,800	766,416
Ryder System, Inc.	12,801	727,481
Corning, Inc.	23,700	433,236
Eaton Corporation plc	6,600	343,464
Cummins, Inc.	3,900	343,239
Caterpillar, Inc.	4,400	299,024

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrial - 7.6% (continued)
Textron, Inc.	7,000	$294,070
Owens-Illinois, Inc.*	14,313	249,332
Total Industrial		5,461,203
Basic Materials - 4.9%
Alcoa, Inc.	131,600	1,298,892
Newmont Mining Corp.	44,288	796,741
Mosaic Co.	20,400	562,836
Nucor Corp.	12,640	509,392
Freeport-McMoRan, Inc.	48,387	327,580
Total Basic Materials		3,495,441
Technology - 4.2%
HP, Inc.	138,585	1,640,847
Xerox Corp.	84,007	892,994
Western Digital Corp.	8,000	480,400
Total Technology		3,014,241
Communications - 2.9%
CenturyLink, Inc.	29,548	743,428
News Corp. — Class A	45,026	601,547
Frontier Communications Corp.	118,400	552,928
News Corp. — Class B	12,830	179,107
Total Communications		2,077,010
Diversified - 1.7%
Leucadia National Corp.	68,663	1,194,050
Total Common Stocks
(Cost $64,146,557)		71,596,100

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	$210,347	210,347
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	126,087	126,087
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	113,512	113,512
Total Repurchase Agreements
(Cost $449,946)		449,946
Total Investments - 100.1%
(Cost $64,596,503)		$72,046,046
Other Assets & Liabilities, net - (0.1)%		(103,638)
Total Net Assets - 100.0%		$71,942,408

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 3.
††	Value determined based on Level 2 inputs —See Note 3.
[1]	Repurchase Agreements —See Note 4.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$71,596,100	$—	$—	$71,596,100
Repurchase Agreements	—	449,946	—	449,946
Total	$71,596,100	$449,946	$—	$72,046,046

For the period ended December 31, 2015, there were no transfers between levels.

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 100.0%
Consumer, Non-cyclical - 22.8%
Centene Corp.*	67,820	$4,463,234
Amsurg Corp. — Class A*	37,200	2,827,200
Post Holdings, Inc.*	45,300	2,795,009
United Therapeutics Corp.*	15,891	2,488,690
Hologic, Inc.*	57,800	2,236,282
SEI Investments Co.	42,380	2,220,712
Global Payments, Inc.	32,880	2,121,089
WhiteWave Foods Co. — Class A*	45,004	1,751,106
PAREXEL International Corp.*	24,400	1,662,128
Align Technology, Inc.*	24,220	1,594,887
MEDNAX, Inc.*	20,900	1,497,694
Service Corporation International	56,625	1,473,383
CEB, Inc.	23,965	1,471,211
Akorn, Inc.*	34,793	1,298,127
Gartner, Inc.*	13,225	1,199,508
VCA, Inc.*	20,925	1,150,875
Flowers Foods, Inc.	50,500	1,085,245
STERIS plc	13,600	1,024,624
Sirona Dental Systems, Inc.*	8,934	978,898
Rollins, Inc.	37,500	971,250
Charles River Laboratories International, Inc.*	10,850	872,232
LivaNova plc*	14,100	837,117
Bio-Techne Corp.	8,400	756,000
Total Consumer, Non-cyclical		38,776,501
Technology - 22.8%
Convergys Corp.	145,600	3,623,984
Synaptics, Inc.*	43,189	3,469,804
Ultimate Software Group, Inc.*	14,686	2,871,260
ACI Worldwide, Inc.*	133,997	2,867,536
Integrated Device Technology, Inc.*	102,600	2,703,510
Manhattan Associates, Inc.*	37,100	2,454,907
Fortinet, Inc.*	75,075	2,340,088
SolarWinds, Inc.*	39,290	2,314,181
Tyler Technologies, Inc.*	13,000	2,266,160
MAXIMUS, Inc.	40,000	2,250,000
IPG Photonics Corp.*	22,300	1,988,268
Fair Isaac Corp.	19,361	1,823,419
MSCI, Inc. — Class A	24,100	1,738,333
Jack Henry & Associates, Inc.	18,300	1,428,498
DST Systems, Inc.	11,700	1,334,502
Broadridge Financial Solutions, Inc.	20,500	1,101,465
CDK Global, Inc.	22,500	1,068,075
Cadence Design Systems, Inc.*	48,520	1,009,701
Total Technology		38,653,691
Financial - 22.2%
WisdomTree Investments, Inc.	282,800	4,434,304
Alexander & Baldwin, Inc.	98,670	3,484,038
MarketAxess Holdings, Inc.	24,100	2,689,319
Old Republic International Corp.	143,000	2,664,090
Bank of the Ozarks, Inc.	53,535	2,647,841
Extra Space Storage, Inc.	29,823	2,630,687
Signature Bank*	15,601	2,392,725
Lamar Advertising Co. — Class A	35,636	2,137,447
Equity One, Inc.	75,800	2,057,970
BioMed Realty Trust, Inc.	76,200	1,805,178
Weingarten Realty Investors	46,000	1,590,680
First Horizon National Corp.	109,500	1,589,940
SVB Financial Group*	13,300	1,581,370
Jones Lang LaSalle, Inc.	8,700	1,390,782
UDR, Inc.	35,000	1,314,950
CBOE Holdings, Inc.	19,800	1,285,020
Sovran Self Storage, Inc.	10,477	1,124,287
Communications Sales & Leasing, Inc.	48,700	910,203
Total Financial		37,730,831
Consumer, Cyclical - 16.9%
Skechers U.S.A., Inc. — Class A*	147,220	4,447,516
Tempur Sealy International, Inc.*	42,280	2,979,049
NVR, Inc.*	1,800	2,957,400
Vista Outdoor, Inc.*	59,600	2,652,796
Toll Brothers, Inc.*	58,800	1,958,040
JetBlue Airways Corp.*	83,440	1,889,916
Wendy's Co.	174,200	1,876,134
LKQ Corp.*	59,990	1,777,504
Alaska Air Group, Inc.	21,370	1,720,499
Buffalo Wild Wings, Inc.*	9,000	1,436,850
Panera Bread Co. — Class A*	5,600	1,090,768
Domino's Pizza, Inc.	9,285	1,032,956
Carter's, Inc.	11,374	1,012,627
Toro Co.	13,800	1,008,366
Dunkin' Brands Group, Inc.	18,200	775,138
Total Consumer, Cyclical		28,615,559
Industrial - 8.0%
Fortune Brands Home & Security, Inc.	38,200	2,120,100
AO Smith Corp.	27,100	2,076,130
Acuity Brands, Inc.	8,500	1,987,300
Lennox International, Inc.	14,600	1,823,540
Zebra Technologies Corp. — Class A*	26,042	1,813,825
Packaging Corporation of America	26,417	1,665,592
Eagle Materials, Inc.	22,741	1,374,239
Cognex Corp.	23,280	786,166
Total Industrial		13,646,892
Communications - 7.3%
ARRIS Group, Inc.*	121,191	3,704,809
j2 Global, Inc.	41,500	3,416,280
AMC Networks, Inc. — Class A*	34,600	2,583,928
Ciena Corp.*	68,000	1,406,920
FactSet Research Systems, Inc.	7,400	1,203,018
Total Communications		12,314,955
Total Common Stocks
(Cost $152,925,260)		169,738,429

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.6%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	$458,760	$458,760
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	274,990	274,990
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	247,567	247,567
Total Repurchase Agreements
(Cost $981,317)		981,317
Total Investments - 100.6%
(Cost $153,906,577)		$170,719,746
Other Assets & Liabilities, net - (0.6)%		(1,025,889)
Total Net Assets - 100.0%		$169,693,857

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$169,738,429	$—	$—	$169,738,429
Repurchase Agreements	—	981,317	—	981,317
Total	$169,738,429	$981,317	$—	$170,719,746

For the period ended December 31, 2015, there were no transfers between levels.

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.2%
Industrial - 22.3%
Joy Global, Inc.	23,740	$299,361
Triumph Group, Inc.	6,980	277,455
Tech Data Corp.*	3,925	260,541
Terex Corp.	13,699	253,158
Arrow Electronics, Inc.*	4,548	246,411
Avnet, Inc.	5,680	243,331
AECOM*	5,909	177,447
Jabil Circuit, Inc.	7,453	173,580
KLX, Inc.*	5,600	172,424
Trinity Industries, Inc.	7,010	168,380
Vishay Intertechnology, Inc.	13,376	161,181
Greif, Inc. — Class A	4,886	150,538
AGCO Corp.	2,885	130,950
Oshkosh Corp.	3,109	121,375
Regal Beloit Corp.	1,275	74,613
Granite Construction, Inc.	1,660	71,231
GATX Corp.	1,480	62,974
Total Industrial		3,044,950
Financial - 16.3%
Reinsurance Group of America, Inc. — Class A	2,380	203,609
CNO Financial Group, Inc.	8,110	154,820
Aspen Insurance Holdings Ltd.	3,116	150,502
Endurance Specialty Holdings Ltd.	2,180	139,498
Hanover Insurance Group, Inc.	1,711	139,172
Kemper Corp.	3,501	130,412
Genworth Financial, Inc. — Class A*	33,850	126,261
Everest Re Group Ltd.	644	117,910
Hancock Holding Co.	4,367	109,918
Alleghany Corp.*	210	100,365
First Niagara Financial Group, Inc.	8,280	89,838
Senior Housing Properties Trust	5,950	88,298
WR Berkley Corp.	1,590	87,053
First American Financial Corp.	2,399	86,124
Stifel Financial Corp.*	1,770	74,977
Associated Banc-Corp.	3,888	72,900
Umpqua Holdings Corp.	4,557	72,456
Trustmark Corp.	2,830	65,203
Prosperity Bancshares, Inc.	1,253	59,969
FirstMerit Corp.	3,176	59,232
TCF Financial Corp.	3,715	52,456
International Bancshares Corp.	1,917	49,267
Total Financial		2,230,240
Consumer, Non-cyclical - 15.4%
Community Health Systems, Inc.*	12,131	321,836
Rent-A-Center, Inc.	20,899	312,858
United Natural Foods, Inc.*	5,540	218,054
DeVry Education Group, Inc.	7,440	188,306
ManpowerGroup, Inc.	1,975	166,473
Aaron's, Inc.	7,403	165,753
Owens & Minor, Inc.	4,315	155,254
LifePoint Health, Inc.*	1,870	137,258
Graham Holdings Co. — Class B	260	126,092
Dean Foods Co.	6,587	112,967
RR Donnelley & Sons Co.	7,470	109,958
FTI Consulting, Inc.*	2,750	95,315
Total Consumer, Non-cyclical		2,110,124
Consumer, Cyclical - 13.8%
KB Home	22,080	272,246
Ingram Micro, Inc. — Class A	7,811	237,298
World Fuel Services Corp.	5,192	199,684
CST Brands, Inc.	4,283	167,637
Abercrombie & Fitch Co. — Class A	5,470	147,691
Office Depot, Inc.*	23,256	131,164
Dana Holding Corp.	9,463	130,589
Ascena Retail Group, Inc.*	13,253	130,542
Big Lots, Inc.	2,710	104,443
Guess?, Inc.	4,636	87,528
Dick's Sporting Goods, Inc.	2,150	76,003
Deckers Outdoor Corp.*	1,470	69,384
Cabela's, Inc.*	1,410	65,889
J.C. Penney Company, Inc.*	9,768	65,055
Total Consumer, Cyclical		1,885,153
Basic Materials - 11.4%
Commercial Metals Co.	17,519	239,835
Reliance Steel & Aluminum Co.	4,092	236,968
Allegheny Technologies, Inc.	19,897	223,841
Domtar Corp.	5,906	218,227
United States Steel Corp.	23,239	185,447
Steel Dynamics, Inc.	8,701	155,487
Chemours Co.	18,433	98,801
Carpenter Technology Corp.	2,510	75,978
Olin Corp.	3,838	66,244
Worthington Industries, Inc.	2,080	62,691
Total Basic Materials		1,563,519
Energy - 10.2%
Atwood Oceanics, Inc.	15,314	156,662
WPX Energy, Inc.*	26,886	154,326
Murphy USA, Inc.*	2,440	148,206
Noble Corporation plc	13,253	139,819
SM Energy Co.	7,012	137,856
SunEdison, Inc.*	26,760	136,208
Western Refining, Inc.	3,343	119,077
HollyFrontier Corp.	2,585	103,116
Patterson-UTI Energy, Inc.	6,538	98,593
Oil States International, Inc.*	2,863	78,017
NOW, Inc.*	4,270	67,551
Rowan Companies plc — Class A	3,370	57,122
Total Energy		1,396,553
Utilities - 4.5%
Talen Energy Corp.*	34,350	214,001
MDU Resources Group, Inc.	7,392	135,421
Great Plains Energy, Inc.	3,104	84,771
PNM Resources, Inc.	2,220	67,865
Hawaiian Electric Industries, Inc.	2,052	59,405
ONE Gas, Inc.	1,057	53,030
Total Utilities		614,493
Technology - 3.6%
Computer Sciences Corp.	5,920	193,467
SYNNEX Corp.	1,680	151,082

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Technology - 3.6% (continued)
3D Systems Corp.*	9,570	$83,163
Lexmark International, Inc. — Class A	1,996	64,770
Total Technology		492,482
Communications - 1.7%
Telephone & Data Systems, Inc.	8,719	225,735
Total Common Stocks
(Cost $12,345,472)		13,563,249

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	$53,955	53,955
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	32,342	32,342
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	29,116	29,116
Total Repurchase Agreements
(Cost $115,413)		115,413
Total Investments - 100.0%
(Cost $12,460,885)		$13,678,662
Other Assets & Liabilities, net - 0.0%		643
Total Net Assets - 100.0%		$13,679,305

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$13,563,249	$—	$—	$13,563,249
Repurchase Agreements	—	115,413	—	115,413
Total	$13,563,249	$115,413	$—	$13,678,662

For the period ended December 31, 2015, there were no transfers between levels.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 36.1%
Ligand Pharmaceuticals, Inc. — Class B*	5,655	$613,115
ABIOMED, Inc.*	5,433	490,490
Supernus Pharmaceuticals, Inc.*	30,225	406,225
MiMedx Group, Inc.*	42,641	399,546
LendingTree, Inc.*	4,430	395,510
Cross Country Healthcare, Inc.*	24,000	393,361
Depomed, Inc.*	21,542	390,556
On Assignment, Inc.*	8,292	372,726
Lannett Company, Inc.*	8,907	357,349
Emergent BioSolutions, Inc.*	8,920	356,889
AMN Healthcare Services, Inc.*	11,049	343,071
NuVasive, Inc.*	6,150	332,777
TrueBlue, Inc.*	12,400	319,424
Heartland Payment Systems, Inc.	3,140	297,735
Albany Molecular Research, Inc.*	14,526	288,342
NutriSystem, Inc.	13,010	281,536
Masimo Corp.*	6,780	281,438
Heidrick & Struggles International, Inc.	10,110	275,194
Cal-Maine Foods, Inc.	5,901	273,453
Repligen Corp.*	9,555	270,311
Almost Family, Inc.*	7,040	269,139
Cynosure, Inc. — Class A*	5,945	265,563
Cambrex Corp.*	5,412	254,851
Prestige Brands Holdings, Inc.*	4,910	252,767
Natus Medical, Inc.*	5,146	247,265
Nektar Therapeutics*	14,357	241,915
Cantel Medical Corp.	3,822	237,499
Vascular Solutions, Inc.*	6,900	237,291
Neogen Corp.*	4,020	227,210
Helen of Troy Ltd.*	2,361	222,524
LHC Group, Inc.*	4,800	217,392
Korn/Ferry International	6,290	208,702
Affymetrix, Inc.*	19,615	197,915
US Physical Therapy, Inc.	3,600	193,248
Merit Medical Systems, Inc.*	10,150	188,689
Chemed Corp.	1,220	182,756
Monro Muffler Brake, Inc.	2,730	180,781
Calavo Growers, Inc.	3,554	174,146
Matthews International Corp. — Class A	3,230	172,644
Luminex Corp.*	7,700	164,703
SurModics, Inc.*	7,910	160,336
B&G Foods, Inc.	4,410	154,438
Impax Laboratories, Inc.*	3,191	136,447
Acorda Therapeutics, Inc.*	3,110	133,046
Healthcare Services Group, Inc.	3,800	132,506
CorVel Corp.*	3,000	131,760
WD-40 Co.	1,280	126,272
Integra LifeSciences Holdings Corp.*	1,850	125,393
Phibro Animal Health Corp. — Class A	2,810	84,665
Total Consumer, Non-cyclical		12,660,911
Financial - 21.0%
First Midwest Bancorp, Inc.	23,550	434,028
Universal Insurance Holdings, Inc.	16,887	391,440
Walker & Dunlop, Inc.*	12,790	368,480
Ameris Bancorp	10,800	367,092
Home BancShares, Inc.	8,382	339,639
CoreSite Realty Corp.	5,610	318,199
BofI Holding, Inc.*	14,596	307,246
Four Corners Property Trust, Inc.*	11,740	283,638
Simmons First National Corp. — Class A	5,370	275,803
Talmer Bancorp, Inc. — Class A	15,140	274,185
Employers Holdings, Inc.	9,980	272,454
Pinnacle Financial Partners, Inc.	5,230	268,613
Hanmi Financial Corp.	11,170	264,952
Evercore Partners, Inc. — Class A	4,440	240,071
PrivateBancorp, Inc. — Class A	5,782	237,178
Acadia Realty Trust	7,140	236,691
Education Realty Trust, Inc.	6,173	233,833
Bank Mutual Corp.	29,007	226,255
Northfield Bancorp, Inc.	14,200	226,064
Inland Real Estate Corp.	18,749	199,114
HFF, Inc. — Class A	6,305	195,896
Financial Engines, Inc.	5,560	187,205
BBCN Bancorp, Inc.	10,640	183,221
LegacyTexas Financial Group, Inc.	6,860	171,637
AMERISAFE, Inc.	3,370	171,533
Banner Corp.	3,440	157,758
RLI Corp.	2,470	152,523
Healthcare Realty Trust, Inc.	4,575	129,564
First Financial Bankshares, Inc.	4,260	128,524
Retail Opportunity Investments Corp.	6,508	116,493
Total Financial		7,359,329
Industrial - 14.6%
PGT, Inc.*	43,785	498,710
Headwaters, Inc.*	21,365	360,428
Fabrinet*	14,260	339,673
Dycom Industries, Inc.*	4,710	329,511
TASER International, Inc.*	18,588	321,387
Griffon Corp.	16,840	299,752
II-VI, Inc.*	15,450	286,752
Lydall, Inc.*	7,480	265,390
Universal Forest Products, Inc.	3,760	257,071
AZZ, Inc.	4,517	251,010
Drew Industries, Inc.	3,840	233,818
Comfort Systems USA, Inc.	7,080	201,213
John Bean Technologies Corp.	3,920	195,334
US Ecology, Inc.	5,211	189,889
Methode Electronics, Inc.	5,760	183,341
Matson, Inc.	4,103	174,911
Sturm Ruger & Company, Inc.	2,770	165,120
Apogee Enterprises, Inc.	3,509	152,677
Exponent, Inc.	3,000	149,850
AAON, Inc.	5,970	138,623

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Industrial - 14.6% (continued)
OSI Systems, Inc.*	1,550	$137,423
Total Industrial		5,131,883
Consumer, Cyclical - 11.2%
Meritage Homes Corp.*	12,301	418,111
Pinnacle Entertainment, Inc.*	11,390	354,458
Lithia Motors, Inc. — Class A	3,250	346,678
Installed Building Products, Inc.*	12,900	320,307
American Woodmark Corp.*	3,430	274,331
Allegiant Travel Co. — Class A	1,391	233,452
Pool Corp.	2,700	218,106
Monarch Casino & Resort, Inc.*	9,550	216,976
Gentherm, Inc.*	4,446	210,740
Interface, Inc. — Class A	10,400	199,056
Francesca's Holdings Corp.*	10,567	183,971
Hawaiian Holdings, Inc.*	5,000	176,650
Popeyes Louisiana Kitchen, Inc.*	2,961	173,218
Boyd Gaming Corp.*	8,690	172,670
Ruth's Hospitality Group, Inc.	10,780	171,618
Papa John's International, Inc.	2,875	160,626
Sonic Corp.	2,955	95,476
Total Consumer, Cyclical		3,926,444
Technology - 9.3%
Cirrus Logic, Inc.*	11,170	329,851
Kopin Corp.*	106,180	288,810
Blackbaud, Inc.	4,273	281,420
Take-Two Interactive Software, Inc.*	7,860	273,842
Ebix, Inc.	7,470	244,941
Monolithic Power Systems, Inc.	3,589	228,655
ExlService Holdings, Inc.*	5,070	227,795
Medidata Solutions, Inc.*	4,340	213,919
Tessera Technologies, Inc.	6,748	202,507
Microsemi Corp.*	5,870	191,303
Virtusa Corp.*	4,568	188,841
Synchronoss Technologies, Inc.*	5,065	178,440
Rambus, Inc.*	12,200	141,398
CEVA, Inc.*	5,840	136,422
Omnicell, Inc.*	4,225	131,313
Total Technology		3,259,457
Communications - 4.3%
LogMeIn, Inc.*	5,949	399,177
Stamps.com, Inc.*	3,130	343,079
8x8, Inc.*	18,850	215,833
NIC, Inc.	8,540	168,067
Blue Nile, Inc.*	3,920	145,550
HealthStream, Inc.*	6,130	134,860
General Communication, Inc. — Class A*	4,520	89,406
Total Communications		1,495,972
Basic Materials - 2.0%
Balchem Corp.	3,687	224,171
Innospec, Inc.	3,810	206,921
Aceto Corp.	5,830	157,293
Deltic Timber Corp.	2,220	130,691
Total Basic Materials		719,076
Energy - 0.6%
Synergy Resources Corp.*	25,429	216,655
Utilities - 0.5%
Piedmont Natural Gas Company, Inc.	2,800	159,656
Total Common Stocks
(Cost $31,025,613)		34,929,383

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.0%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	$5,426	5,426
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	3,253	3,253
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	2,928	2,928
Total Repurchase Agreements
(Cost $11,607)		11,607
Total Investments - 99.6%
(Cost $31,037,220)		$34,940,990
Other Assets & Liabilities, net - 0.4%		157,781
Total Net Assets - 100.0%		$35,098,771

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$34,929,383	$—	$—	$34,929,383
Repurchase Agreements	—	11,607	—	11,607
Total	$34,929,383	$11,607	$—	$34,940,990

For the period ended December 31, 2015, there were no transfers between levels.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Cyclical - 28.0%
Stage Stores, Inc.	22,070	$201,059
Republic Airways Holdings, Inc.*	44,670	175,553
Big 5 Sporting Goods Corp.	16,423	164,066
SkyWest, Inc.	8,565	162,906
Barnes & Noble Education, Inc.*	16,360	162,782
Ruby Tuesday, Inc.*	28,167	155,200
EZCORP, Inc. — Class A*	30,540	152,395
VOXX International Corp. — Class A*	27,197	143,056
Finish Line, Inc. — Class A	7,590	137,227
Tuesday Morning Corp.*	18,910	122,915
Men's Wearhouse, Inc.	8,210	120,523
Iconix Brand Group, Inc.*	17,440	119,115
Genesco, Inc.*	2,054	116,729
Veritiv Corp.*	3,145	113,912
ScanSource, Inc.*	3,436	110,708
Essendant, Inc.	3,334	108,388
Sonic Automotive, Inc. — Class A	4,631	105,402
Group 1 Automotive, Inc.	1,320	99,924
Fred's, Inc. — Class A	6,047	98,989
Perry Ellis International, Inc.*	5,373	98,970
Zumiez, Inc.*	6,260	94,651
Pep Boys-Manny Moe & Jack*	4,879	89,822
Lumber Liquidators Holdings, Inc.*	5,090	88,362
Cash America International, Inc.	2,700	80,865
Barnes & Noble, Inc.	9,152	79,714
Kirkland's, Inc.	4,890	70,905
Caleres, Inc.	2,570	68,927
Stein Mart, Inc.	9,893	66,580
Superior Industries International, Inc.	3,236	59,607
Arctic Cat, Inc.	3,459	56,658
Children's Place, Inc.	972	53,654
Titan International, Inc.	13,587	53,533
Vitamin Shoppe, Inc.*	1,600	52,320
Regis Corp.*	3,530	49,950
Biglari Holdings, Inc.*	151	49,199
Wolverine World Wide, Inc.	2,650	44,282
Movado Group, Inc.	1,605	41,265
Express, Inc.*	2,380	41,126
Unifi, Inc.*	1,291	36,342
Daktronics, Inc.	4,110	35,839
Total Consumer, Cyclical		3,883,420
Industrial - 25.5%
Roadrunner Transportation Systems, Inc.*	18,293	172,503
Benchmark Electronics, Inc.*	7,681	158,766
Orion Marine Group, Inc.*	37,430	156,083
ArcBest Corp.	7,170	153,366
Sanmina Corp.*	7,035	144,780
Atlas Air Worldwide Holdings, Inc.*	3,500	144,690
Celadon Group, Inc.	14,537	143,771
Greenbrier Companies, Inc.	4,390	143,202
SPX Corp.	15,118	141,052
TimkenSteel Corp.	16,127	135,144
MYR Group, Inc.*	6,460	133,141
Bel Fuse, Inc. — Class B	7,640	132,096
Chart Industries, Inc.*	7,239	130,012
TTM Technologies, Inc.*	18,329	119,322
LSB Industries, Inc.*	16,388	118,813
Hornbeck Offshore Services, Inc.*	11,573	115,035
Checkpoint Systems, Inc.	16,870	105,775
Saia, Inc.*	4,280	95,230
SPX FLOW, Inc.*	3,390	94,615
Plexus Corp.*	2,618	91,421
Briggs & Stratton Corp.	4,931	85,306
Boise Cascade Co.*	3,300	84,249
AAR Corp.	2,901	76,267
Hub Group, Inc. — Class A*	2,251	74,170
Echo Global Logistics, Inc.*	3,370	68,714
Powell Industries, Inc.	2,586	67,314
Olympic Steel, Inc.	5,264	60,957
EMCOR Group, Inc.	1,247	59,906
Aegion Corp. — Class A*	2,872	55,458
Kaman Corp.	1,262	51,502
Tidewater, Inc.	7,312	50,892
Marten Transport Ltd.	2,440	43,188
Haynes International, Inc.	1,110	40,726
Applied Industrial Technologies, Inc.	840	34,012
Astec Industries, Inc.	780	31,746
Tredegar Corp.	2,126	28,956
Total Industrial		3,542,180
Consumer, Non-cyclical - 14.8%
Seneca Foods Corp. — Class A*	6,534	189,355
Kelly Services, Inc. — Class A	11,257	181,801
SpartanNash Co.	7,234	156,544
Hanger, Inc.*	8,750	143,937
Magellan Health, Inc.*	2,273	140,153
Andersons, Inc.	4,080	129,050
Darling Ingredients, Inc.*	10,800	113,616
Universal Technical Institute, Inc.	23,660	110,256
Kindred Healthcare, Inc.	8,938	106,451
Universal Corp.	1,833	102,795
ABM Industries, Inc.	3,494	99,474
CDI Corp.	13,295	89,874
Select Medical Holdings Corp.	6,750	80,393
Sanderson Farms, Inc.	890	68,993
AngioDynamics, Inc.*	5,140	62,399
Central Garden & Pet Co. — Class A*	3,902	53,067
PharMerica Corp.*	1,392	48,720
Invacare Corp.	2,768	48,136
Viad Corp.	1,442	40,708
Green Dot Corp. — Class A*	2,250	36,945
Healthways, Inc.*	2,760	35,521
Central Garden & Pet Co.*	1,190	16,089
Total Consumer, Non-cyclical		2,054,277
Energy - 10.2%
Exterran Corp.*	12,064	193,626
Green Plains, Inc.	6,609	151,346
Gulf Island Fabrication, Inc.	14,185	148,375
Archrock, Inc.	18,449	138,736

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Energy - 10.2% (continued)
Era Group, Inc.*	10,000	$111,500
Newpark Resources, Inc.*	18,617	98,298
Helix Energy Solutions Group, Inc.*	18,210	95,785
Bristow Group, Inc.	3,495	90,521
SEACOR Holdings, Inc.*	1,632	85,778
Cloud Peak Energy, Inc.*	31,999	66,558
SunCoke Energy, Inc.	17,000	58,990
Rex Energy Corp.*	52,516	55,142
REX American Resources Corp.*	910	49,204
Pioneer Energy Services Corp.*	22,445	48,706
Basic Energy Services, Inc.*	10,028	26,875
Total Energy		1,419,440
Financial - 8.0%
Enova International, Inc.*	19,610	129,621
Calamos Asset Management, Inc. — Class A	11,773	113,963
International. FCStone, Inc.*	3,110	104,061
Piper Jaffray Cos.*	2,480	100,192
World Acceptance Corp.*	2,500	92,750
First BanCorp*	26,055	84,679
OFG Bancorp	9,957	72,885
Infinity Property & Casualty Corp.	794	65,290
American Equity Investment Life Holding Co.	2,620	62,959
Encore Capital Group, Inc.*	2,110	61,359
Capstead Mortgage Corp. REIT	6,645	58,077
Stewart Information Services Corp.	1,467	54,763
Horace Mann Educators Corp.	1,565	51,927
Navigators Group, Inc.*	602	51,646
Total Financial		1,104,172
Basic Materials - 5.2%
Century Aluminum Co.*	55,770	246,503
PH Glatfelter Co.	6,657	122,755
Materion Corp.	3,408	95,424
Intrepid Potash, Inc.*	24,340	71,803
A. Schulman, Inc.	2,043	62,598
Clearwater Paper Corp.*	1,050	47,807
Innophos Holdings, Inc.	1,430	41,441
Stepan Co.	740	36,771
Total Basic Materials		725,102
Communications - 4.0%
Anixter International, Inc.*	1,710	103,267
Iridium Communications, Inc.*	9,800	82,418
Comtech Telecommunications Corp.	3,900	78,351
FTD Companies, Inc.*	2,470	64,640
Black Box Corp.	5,233	49,870
Gannett Company, Inc.	3,020	49,196
Blucora, Inc.*	4,450	43,610
Scholastic Corp.	1,068	41,182
Sizmek, Inc.*	9,790	35,734
Total Communications		548,268
Technology - 3.8%
Ciber, Inc.*	46,689	163,878
Insight Enterprises, Inc.*	4,807	120,752
ManTech International Corp. — Class A	2,205	66,679
Engility Holdings, Inc.	2,022	65,675
Kulicke & Soffa Industries, Inc.*	3,820	44,579
CACI International, Inc. — Class A*	455	42,215
Brooks Automation, Inc.	2,850	30,438
Total Technology		534,216
Total Common Stocks
(Cost $12,607,549)		13,811,075

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.9%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	$56,500	56,500
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	33,867	33,867
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	30,490	30,490
Total Repurchase Agreements
(Cost $120,857)		120,857
Total Investments - 100.4%
(Cost $12,728,406)		$13,931,932
Other Assets & Liabilities, net - (0.4)%		(52,273)
Total Net Assets - 100.0%		$13,879,659

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$13,811,075	$—	$—	$13,811,075
Repurchase Agreements	—	120,857	—	120,857
Total	$13,811,075	$120,857	$—	$13,931,932

For the period ended December 31, 2015, there were no transfers between levels.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
MUTUAL FUNDS†, 1 - 59.0%
Guggenheim Strategy Fund I	456,781	$11,360,148
Guggenheim Strategy Fund II	350,919	8,702,781
Total Mutual Funds
(Cost $20,077,537)		20,062,929

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 8.8%
Federal Home Loan Bank [2]
0.36% due 06/01/16	3,000,000	2,994,165
Total Federal Agency Discount Notes
(Cost $2,995,440)		2,994,165

REPURCHASE AGREEMENTS††,3 - 25.0%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	$3,982,530	3,982,530
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	2,387,215	2,387,215
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	2,149,151	2,149,151
Total Repurchase Agreements
(Cost $8,518,896)		8,518,896
Total Investments - 92.8%
(Cost $31,591,873)		$31,575,990
Other Assets & Liabilities, net - 7.2%		2,451,360
Total Net Assets - 100.0%		$34,027,350

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS PURCHASED†
March 2016 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $53,700,960)	544	$699,335

	Units	Unrealized Loss
OTC CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International March 2016 U.S. Dollar Index Swap, Terminating 03/16/16[4] (Notional Value $14,353,430)	145,654	$(43,526)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer — See Note 5.
2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
3	Repurchase Agreements — See Note 4.
4	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3		Total
Federal Agency Discount Notes	$—	$—	$2,994,165	$—	$	$ —	$2,994,165
Futures Contracts	—	699,335	—	—		—	699,335
Mutual Funds	20,062,929	—	—	—		—	20,062,929
Repurchase Agreements	—	—	8,518,896	—		—	8,518,896
Total	$20,062,929	$699,335	$11,513,061	$—		$—	$32,275,325

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Index Swap Agreements	$—	$—	$—	$43,526	$—	$43,526

* Other financial instruments include futures contracts, and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Software - 22.2%
Microsoft Corp.	20,997	$1,164,913
Oracle Corp.	19,125	698,635
Salesforce.com, Inc.*	5,164	404,858
Adobe Systems, Inc.*	4,098	384,966
Activision Blizzard, Inc.	7,679	297,254
Intuit, Inc.	2,916	281,394
VMware, Inc. — Class A*	4,866	275,270
Fiserv, Inc.*	2,816	257,551
Electronic Arts, Inc.*	3,701	254,333
Paychex, Inc.	4,628	244,775
NetEase, Inc. ADR	1,340	242,862
Fidelity National Information Services, Inc.	3,924	237,794
Check Point Software Technologies Ltd.*	2,920	237,630
Red Hat, Inc.*	2,697	223,339
Workday, Inc. — Class A*	2,740	218,323
SAP SE ADR	2,698	213,412
Autodesk, Inc.*	3,447	210,026
CyberArk Software Ltd.*	4,640	209,450
CA, Inc.	6,932	197,978
ServiceNow, Inc.*	2,190	189,566
Citrix Systems, Inc.*	2,301	174,071
Akamai Technologies, Inc.*	3,245	170,785
ANSYS, Inc.*	1,760	162,800
CDK Global, Inc.	3,204	152,094
Tyler Technologies, Inc.*	860	149,915
Tableau Software, Inc. — Class A*	1,590	149,810
NetSuite, Inc.*	1,720	145,546
Jack Henry & Associates, Inc.	1,830	142,850
Broadridge Financial Solutions, Inc.	2,640	141,847
Nuance Communications, Inc.*	6,890	137,042
Ultimate Software Group, Inc.*	672	131,383
PTC, Inc.*	3,303	114,383
First Data Corp. — Class A*	6,910	110,698
Rackspace Hosting, Inc.*	4,163	105,407
Aspen Technology, Inc.*	2,640	99,686
Qlik Technologies, Inc.*	3,110	98,463
Take-Two Interactive Software, Inc.*	2,730	95,113
CommVault Systems, Inc.*	1,870	73,585
Solera Holdings, Inc.	950	52,089
SolarWinds, Inc.*	870	51,243
Total Software		8,903,139
Internet - 19.2%
Alphabet, Inc. — Class A*	1,671	1,300,054
Facebook, Inc. — Class A*	9,170	959,732
Alibaba Group Holding Ltd. ADR*	6,480	526,629
Baidu, Inc. ADR*	2,066	390,557
Expedia, Inc.	2,941	365,523
eBay, Inc.*	11,714	321,901
Yahoo!, Inc.*	9,450	314,307
LinkedIn Corp. — Class A*	1,355	304,983
Twitter, Inc.*	10,020	231,863
Qihoo 360 Technology Company Ltd. ADR*	3,030	220,615
Symantec Corp.	10,198	214,158
Bitauto Holdings Ltd. ADR*	7,502	212,157
SouFun Holdings Ltd. ADR	28,468	210,379
MercadoLibre, Inc.	1,833	209,585
SINA Corp.*	4,202	207,579
58.com, Inc. ADR*	3,020	199,199
YY, Inc. ADR*	3,151	196,843
VeriSign, Inc.*	2,033	177,603
Splunk, Inc.*	2,700	158,787
CDW Corp.	3,570	150,083
F5 Networks, Inc.*	1,498	145,246
IAC/InterActiveCorp	2,050	123,103
Zillow Group, Inc. — Class A*	4,406	114,732
Yandex N.V. — Class A*	6,950	109,254
FireEye, Inc.*	4,860	100,796
Yelp, Inc. — Class A*	3,090	88,992
GrubHub, Inc.*	3,430	83,006
Pandora Media, Inc.*	6,054	81,184
Total Internet		7,718,850
Semiconductors - 17.7%
Intel Corp.	20,365	701,574
QUALCOMM, Inc.	9,992	499,450
Texas Instruments, Inc.	7,566	414,692
Broadcom Corp. — Class A	5,913	341,890
Avago Technologies Ltd.	2,246	326,007
NXP Semiconductor N.V.*	3,567	300,539
Applied Materials, Inc.	14,277	266,552
Taiwan Semiconductor Manufacturing Company Ltd. ADR	11,617	264,287
NVIDIA Corp.	7,255	239,125
Analog Devices, Inc.	4,250	235,110
Marvell Technology Group Ltd.	25,837	227,882
Skyworks Solutions, Inc.	2,823	216,891
Micron Technology, Inc.*	15,229	215,643
ARM Holdings plc ADR	4,580	207,199
Lam Research Corp.	2,524	200,456
ASML Holding N.V. — Class G	2,238	198,667
Xilinx, Inc.	4,185	196,569
Maxim Integrated Products, Inc.	4,956	188,328
KLA-Tencor Corp.	2,698	187,106
Linear Technology Corp.	4,216	179,054
Microchip Technology, Inc.	3,671	170,848
Qorvo, Inc.*	2,927	148,984
IPG Photonics Corp.*	1,360	121,258
Teradyne, Inc.	5,560	114,925
ON Semiconductor Corp.*	11,609	113,768
Integrated Device Technology, Inc.*	4,207	110,854
Atmel Corp.	12,522	107,814
Cavium, Inc.*	1,630	107,107
Cypress Semiconductor Corp.*	10,575	103,741
Synaptics, Inc.*	1,188	95,444
Cree, Inc.*	3,505	93,478
PMC-Sierra, Inc.*	7,430	86,337
Cirrus Logic, Inc.*	2,657	78,461
Ambarella, Inc.*	1,340	74,692
Total Semiconductors		7,134,732

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Computers - 16.6%
Apple, Inc.	13,017	$1,370,169
International Business Machines Corp.	4,758	654,795
EMC Corp.	15,405	395,600
Cognizant Technology Solutions Corp. — Class A*	5,646	338,873
Accenture plc — Class A	3,167	330,952
Hewlett Packard Enterprise Co.	19,885	302,252
HP, Inc.	22,295	263,973
BlackBerry Ltd.*	25,640	237,939
SanDisk Corp.	2,947	223,943
Infosys Ltd. ADR	13,295	222,691
Western Digital Corp.	3,540	212,577
Seagate Technology plc	5,293	194,041
Amdocs Ltd.	2,970	162,073
NetApp, Inc.	5,790	153,609
Synopsys, Inc.*	3,280	149,601
Cadence Design Systems, Inc.*	6,664	138,678
Fortinet, Inc.*	4,127	128,639
Computer Sciences Corp.	3,676	120,132
DST Systems, Inc.	1,050	119,763
Manhattan Associates, Inc.*	1,800	119,106
NCR Corp.*	4,710	115,207
Brocade Communications Systems, Inc.	12,100	111,078
MAXIMUS, Inc.	1,960	110,250
Teradata Corp.*	3,995	105,548
VeriFone Systems, Inc.*	3,660	102,553
NetScout Systems, Inc.*	3,280	100,696
Lexmark International, Inc. — Class A	2,520	81,774
Stratasys Ltd.*	2,250	52,830
3D Systems Corp.*	5,681	49,368
Total Computers		6,668,710
Commercial Services - 5.8%
PayPal Holdings, Inc.*	10,424	377,348
Automatic Data Processing, Inc.	4,173	353,537
FleetCor Technologies, Inc.*	1,420	202,961
Cimpress N.V.*	2,250	182,565
Global Payments, Inc.	2,670	172,242
Vantiv, Inc. — Class A*	3,620	171,660
Total System Services, Inc.	3,413	169,967
Western Union Co.	9,451	169,267
Gartner, Inc.*	1,690	153,283
Sabre Corp.	5,480	153,276
Booz Allen Hamilton Holding Corp.	4,000	123,400
WEX, Inc.*	1,200	106,080
Total Commercial Services		2,335,586
Telecommunications - 5.0%
Cisco Systems, Inc.	24,192	656,935
Palo Alto Networks, Inc.*	1,210	213,129
Nokia Oyj ADR	29,633	208,024
Motorola Solutions, Inc.	2,869	196,383
Juniper Networks, Inc.	6,484	178,958
Arista Networks, Inc.*	1,700	132,328
CommScope Holding Company, Inc.*	4,830	125,049
ARRIS Group, Inc.*	4,012	122,647
Ciena Corp.*	4,622	95,629
Infinera Corp.*	5,120	92,774
Total Telecommunications		2,021,856
Electronics - 4.9%
Corning, Inc.	14,471	264,530
TE Connectivity Ltd.	3,877	250,493
Amphenol Corp. — Class A	4,331	226,208
Fitbit, Inc. — Class A*	5,060	149,725
Flextronics International Ltd.*	12,621	141,481
Avnet, Inc.	3,104	132,975
Trimble Navigation Ltd.*	6,033	129,407
Keysight Technologies, Inc.*	4,320	122,386
Jabil Circuit, Inc.	5,100	118,779
Arrow Electronics, Inc.*	2,176	117,896
FLIR Systems, Inc.	3,980	111,719
FEI Co.	1,260	100,535
Tech Data Corp.*	1,290	85,630
Knowles Corp.*	4,890	65,184
Total Electronics		2,016,948
Diversified Financial Services - 4.0%
Visa, Inc. — Class A	9,362	726,023
MasterCard, Inc. — Class A	5,929	577,247
Alliance Data Systems Corp.*	929	256,934
Ellie Mae, Inc.*	1,060	63,844
Total Diversified Financial Services		1,624,048
Energy-Alternate Sources - 1.0%
Canadian Solar, Inc.*	7,750	224,439
First Solar, Inc.*	2,138	141,087
SunEdison, Inc.*	11,152	56,764
Total Energy-Alternate Sources		422,290
Auto Parts & Equipment - 0.6%
Mobileye N.V.*	5,716	241,673
Aerospace & Defense - 0.5%
Harris Corp.	2,170	188,573
Electrical Components & Equipment - 0.5%
SunPower Corp. — Class A*	3,650	109,537
Belden, Inc.	1,640	78,195
Total Electrical Components & Equipment		187,732
Office & Business Equipment - 0.5%
Xerox Corp.	17,276	183,644
Media - 0.4%
FactSet Research Systems, Inc.	980	159,319
Distribution & Wholesale - 0.3%
Ingram Micro, Inc. — Class A	3,930	119,393
Machinery-Diversified - 0.3%
Zebra Technologies Corp. — Class A*	1,610	112,137
Total Common Stocks
(Cost $31,430,030)		40,038,630

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 0.3%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	$120,363	$120,363
Total Repurchase Agreement
(Cost $120,363)		$120,363
Total Investments - 99.8%
(Cost $31,550,393)		$40,158,993
Other Assets & Liabilities, net - 0.2%		70,290
Total Net Assets - 100.0%		$40,229,283

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$40,038,630	$—	$—	$40,038,630
Repurchase Agreement	—	120,363	—	120,363
Total	$40,038,630	$120,363	$—	$40,158,993

For the period ended December 31, 2015, there were no transfers between levels.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 104.0%
Telecommunications - 83.3%
AT&T, Inc.	11,591	$398,846
Verizon Communications, Inc.	7,983	368,974
Cisco Systems, Inc.	11,812	320,754
T-Mobile US, Inc.*	3,752	146,778
Level 3 Communications, Inc.*	2,433	132,258
Palo Alto Networks, Inc.*	576	101,456
CenturyLink, Inc.	3,967	99,810
Motorola Solutions, Inc.	1,371	93,846
Sprint Corp.*	25,378	91,868
Juniper Networks, Inc.	3,258	89,920
Arista Networks, Inc.*	875	68,110
Zayo Group Holdings, Inc.*	2,480	65,943
Vodafone Group plc ADR	1,988	64,133
Frontier Communications Corp.	12,924	60,355
ARRIS Group, Inc.*	1,939	59,275
Nokia Oyj ADR	8,392	58,912
China Mobile Ltd. ADR	965	54,358
CommScope Holding Company, Inc.*	2,039	52,790
BCE, Inc.	1,349	52,098
America Movil SAB de CV — Class L ADR	3,615	50,827
Rogers Communications, Inc. — Class B	1,471	50,691
Telefonaktiebolaget LM Ericsson ADR	5,237	50,328
EchoStar Corp. — Class A*	1,221	47,753
Telefonica Brasil S.A. ADR	5,052	45,620
ViaSat, Inc.*	735	44,842
Telephone & Data Systems, Inc.	1,703	44,091
Ciena Corp.*	2,056	42,538
Ubiquiti Networks, Inc.*	1,338	42,401
Telefonica S.A. ADR	3,824	42,292
SK Telecom Company Ltd. ADR	2,024	40,784
Infinera Corp.*	2,221	40,245
Tim Participacoes S.A. ADR	4,594	38,957
Polycom, Inc.*	3,008	37,871
NETGEAR, Inc.*	883	37,007
InterDigital, Inc.	728	35,701
Finisar Corp.*	2,407	34,998
Sierra Wireless, Inc.*	2,142	33,715
Viavi Solutions, Inc.*	5,510	33,556
VimpelCom Ltd. ADR	10,152	33,299
Plantronics, Inc.	690	32,720
Consolidated Communications Holdings, Inc.	1,349	28,262
ADTRAN, Inc.	1,536	26,450
Iridium Communications, Inc.*	3,051	25,659
Ruckus Wireless, Inc.*	2,299	24,622
Windstream Holdings, Inc.	3,303	21,271
Total Telecommunications		3,366,984
Semiconductors - 5.6%
QUALCOMM, Inc.	4,517	225,782
Computers - 4.1%
BlackBerry Ltd.*	6,686	62,046
Brocade Communications Systems, Inc.	5,301	48,663
Lumentum Holdings, Inc.*	1,594	35,100
NetScout Systems, Inc.*	685	21,030
Total Computers		166,839
REITS - 3.8%
Crown Castle International Corp.	1,753	151,547
Internet - 2.5%
F5 Networks, Inc.*	653	63,315
Cogent Communications Holdings, Inc.	1,104	38,298
Total Internet		101,613
Aerospace & Defense - 2.4%
Harris Corp.	1,091	94,808
Engineering & Construction - 2.3%
SBA Communications Corp. — Class A*	902	94,773
Total Common Stocks
(Cost $3,464,039)		4,202,346

RIGHTS† - 0.0%
Leap Wireless International, Inc.
Expires 02/17/16†††	1,848	–
Total Rights
(Cost $4,327)		–

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.3%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	$10,284	10,284
Total Repurchase Agreement
(Cost $10,284)		10,284
Total Investments - 104.3%
(Cost $3,478,650)		$4,212,630
Other Assets & Liabilities, net - (4.3)%		(174,342)
Total Net Assets - 100.0%		$4,038,288

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 3.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$4,202,346	$—	$—	$4,202,346
Repurchase Agreement	—	10,284	—	10,284
Rights	—	—	—	—
Total	$4,202,346	$10,284	$—	$4,212,630

For the period ended December 31, 2015, there were no transfers between levels.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 100.2%
Transportation - 39.1%
United Parcel Service, Inc. — Class B	10,248	$986,165
Union Pacific Corp.	11,579	905,478
FedEx Corp.	4,706	701,147
Norfolk Southern Corp.	6,806	575,720
CSX Corp.	21,373	554,629
Canadian Pacific Railway Ltd.	2,667	340,309
Kansas City Southern	4,433	331,012
J.B. Hunt Transport Services, Inc.	4,489	329,314
Expeditors International of Washington, Inc.	7,147	322,330
CH Robinson Worldwide, Inc.	5,196	322,256
Canadian National Railway Co.	4,930	275,488
Old Dominion Freight Line, Inc.*	4,138	244,432
Kirby Corp.*	3,760	197,851
Genesee & Wyoming, Inc. — Class A*	3,661	196,559
Ryder System, Inc.	3,390	192,654
XPO Logistics, Inc.*	6,902	188,080
Landstar System, Inc.	3,016	176,888
Knight Transportation, Inc.	6,389	154,805
Matson, Inc.	3,565	151,976
Swift Transportation Co. — Class A*	10,702	147,902
Werner Enterprises, Inc.	6,037	141,205
UTI Worldwide, Inc.*	19,300	135,679
Heartland Express, Inc.	7,602	129,386
Forward Air Corp.	2,980	128,170
Hub Group, Inc. — Class A*	3,699	121,882
Atlas Air Worldwide Holdings, Inc.*	2,588	106,988
Echo Global Logistics, Inc.*	4,232	86,290
ArcBest Corp.	3,837	82,073
Total Transportation		8,226,668
Airlines - 19.6%
Delta Air Lines, Inc.	13,564	687,559
Southwest Airlines Co.	13,506	581,568
American Airlines Group, Inc.	13,301	563,297
United Continental Holdings, Inc.*	8,958	513,293
Alaska Air Group, Inc.	4,447	358,028
JetBlue Airways Corp.*	13,065	295,922
Copa Holdings S.A. — Class A	4,837	233,434
Ryanair Holdings plc ADR	2,616	226,179
Allegiant Travel Co. — Class A	1,173	196,865
Spirit Airlines, Inc.*	4,794	191,041
Hawaiian Holdings, Inc.*	4,221	149,128
Virgin America, Inc.*	3,961	142,636
Total Airlines		4,138,950
Auto Parts & Equipment - 17.7%
Johnson Controls, Inc.	14,354	566,838
Delphi Automotive plc	5,346	458,312
BorgWarner, Inc.	8,003	345,970
Lear Corp.	2,758	338,765
Goodyear Tire & Rubber Co.	9,877	322,682
Magna International, Inc.	6,820	276,619
Autoliv, Inc.	2,015	251,412
Visteon Corp.*	2,041	233,695
Tenneco, Inc.*	4,048	185,844
Dana Holding Corp.	11,982	165,352
Cooper Tire & Rubber Co.	4,265	161,430
Dorman Products, Inc.*	3,071	145,780
Gentherm, Inc.*	2,950	139,830
American Axle & Manufacturing Holdings, Inc.*	7,106	134,588
Total Auto Parts & Equipment		3,727,117
Auto Manufacturers - 15.1%
Ford Motor Co.	58,039	817,769
General Motors Co.	23,608	802,908
Tesla Motors, Inc.*	2,571	617,066
Fiat Chrysler Automobiles N.V.*	19,282	269,755
Tata Motors Ltd. ADR*	8,916	262,755
Toyota Motor Corp. ADR	1,763	216,920
Honda Motor Company Ltd. ADR	6,398	204,288
Total Auto Manufacturers		3,191,461
Commercial Services - 3.6%
Macquarie Infrastructure Corp.	3,892	282,559
Hertz Global Holdings, Inc.*	18,950	269,658
Avis Budget Group, Inc.*	5,854	212,442
Total Commercial Services		764,659
Leisure Time - 1.6%
Harley-Davidson, Inc.	7,298	331,256
Trucking & Leasing - 1.5%
AMERCO	830	323,285
Electronics - 1.1%
Gentex Corp.	14,888	238,357
Home Builders - 0.9%
Thor Industries, Inc.	3,453	193,886
Total Common Stocks
(Cost $12,069,266)		21,135,639

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.9%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	$181,813	181,813
Total Repurchase Agreement
(Cost $181,813)		181,813
Total Investments - 101.1%
(Cost $12,251,079)		$21,317,452
Other Assets & Liabilities, net - (1.1)%		(234,572)
Total Net Assets - 100.0%		$21,082,880

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 3.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$21,135,639	$—	$—	$21,135,639
Repurchase Agreement	—	181,813	—	181,813
Total	$21,135,639	$181,813	$—	$21,317,452

For the period ended December 31, 2015, there were no transfers between levels.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 42.6%
Federal Home Loan Bank[1]
0.33% due 02/26/16	$100,000,000	$99,952,333
0.40% due 03/23/16	50,000,000	49,955,014
0.32% due 03/02/16	45,000,000	44,975,981
0.34% due 02/17/16	40,000,000	39,982,244
0.36% due 03/15/16	35,000,000	34,974,460
0.34% due 03/17/16	34,800,000	34,775,095
0.34% due 02/18/16[2]	10,300,000	10,295,344
0.37% due 02/10/16	7,500,000	7,496,933
0.65% due 06/06/16	7,500,000	7,479,067
0.20% due 01/04/16	6,700,000	6,699,888
0.33% due 02/18/16[2]	1,100,000	1,099,503
Total Federal Home Loan Bank		337,685,862
Freddie Mac[3]
0.28% due 04/04/16	8,500,000	8,493,897
Total Federal Agency Discount Notes
(Cost $346,179,759)		346,179,759

FEDERAL AGENCY NOTES†† - 11.1%
Federal Farm Credit Bank[1]
0.52% due 07/20/16[4]	42,000,000	42,009,402
0.57% due 12/14/16[4]	25,000,000	24,997,595
0.38% due 07/08/16[4]	23,000,000	23,000,000
Total Federal Farm Credit Bank		90,006,997
Total Federal Agency Notes
(Cost $90,006,997)		90,006,997

U.S. GOVERNMENT SECURITIES††- 6.0%
U.S. Treasury Notes
0.32% due 04/30/16[4]	40,000,000	40,004,573
0.31% due 10/31/16[4]	6,564,000	6,562,137
0.33% due 07/31/16[4]	2,107,000	2,107,478
Total U.S. Treasury Notes		48,674,188
Total U.S. Government Securities
(Cost $48,674,188)		48,674,188

CORPORATE BONDS††- 2.1%
Financial Institutions - 2.1%
Wells Fargo Bank North America
0.84% due 03/15/16[4]	9,421,000	9,421,387
National Australia Bank Limited
0.86% due 07/25/16[4]	4,830,000	4,841,727
Canadian Imperial Bank of Commerce
0.83% due 07/18/16[4]	1,820,000	1,823,867
PNC Bank North America
0.63% due 01/28/16[4]	1,210,000	1,210,153
Total Financial Institutions		17,297,134
Total Corporate Bonds
(Cost $17,297,134)		17,297,134

COMMERCIAL PAPER†† - 16.3%
BNP Paribas NY Branch
0.54% due 03/07/16	18,000,000	17,982,180
Rabobank Nederland NV NY
0.43% due 04/01/16	16,000,000	15,982,609
Natixis NY Branch
0.70% due 05/31/16	10,000,000	9,970,639
0.40% due 02/16/16	6,000,000	5,996,933
Total Natixis NY Branch		15,967,572
Skandinaviska Enskilda Banken AB
0.42% due 03/10/16	15,000,000	14,987,925
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.44% due 03/18/16	15,000,000	14,985,883
Landesbank Baden-Wuerttemberg NY
0.53% due 03/30/16	15,000,000	14,980,346
Bank of Nova Scotia
0.72% due 06/06/16	15,000,000	14,952,124
Coca-Cola Company
0.67% due 07/11/16	15,000,000	14,946,400
Electricite de France SA
0.30% due 01/08/16	3,750,000	3,749,774
Allianz Finance Corp.
0.45% due 02/22/16	2,500,000	2,498,375
ABN Amro Funding USA LLC
0.51% due 03/18/16	2,000,000	1,997,818
Total Commercial Paper
(Cost $133,031,006)		133,031,006

REPURCHASE AGREEMENTS††,5 - 40.5%
Individual Repurchase Agreement HSBC Group issued 12/31/15 at 0.18% due 01/04/16 (secured by U.S. Treasury Bond, at a rate of 0.00% and maturing 02/15/43 as collateral, with a value of $151,182,489) to be repurchased at $148,221,072	148,218,108	148,218,108

Joint Repurchase Agreements[5]
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	45,719,621	45,719,621
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	84,721,740	84,721,740
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	50,784,043	50,784,043
Total Repurchase Agreements
(Cost $329,443,512)		329,443,512
Total Investments - 118.6%
(Cost $964,632,596)		$964,632,596
Other Assets & Liabilities, net - (18.6)%		(150,965,833)
Total Net Assets - 100.0%		$813,666,763

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Zero coupon rate security.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Variable rate security. Rate indicated is rate effective at December 31, 2015.
[5]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$133,031,006	$—	$133,031,006
Corporate Bonds	—	17,297,134	—	17,297,134
Federal Agency Discount Notes		346,179,759	—	346,179,759
Federal Agency Notes	—	90,006,997	—	90,006,997
Repurchase Agreements	—	329,443,512	—	329,443,512
U.S. Government Securities	—	48,674,188	—	48,674,188
Total	$—	$964,632,596	$—	$964,632,596

For the period ended December 31, 2015, there were no transfers between levels.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 98.0%
Electric - 72.9%
Duke Energy Corp.	19,789	$1,412,738
NextEra Energy, Inc.	13,201	1,371,452
Southern Co.	27,931	1,306,891
Dominion Resources, Inc.	18,778	1,270,144
American Electric Power Company, Inc.	18,316	1,067,273
Exelon Corp.	36,966	1,026,546
PG&E Corp.	19,113	1,016,620
PPL Corp.	28,126	959,940
Public Service Enterprise Group, Inc.	23,211	898,034
Edison International	14,668	868,492
Consolidated Edison, Inc.	13,494	867,259
Xcel Energy, Inc.	23,624	848,338
WEC Energy Group, Inc.	15,677	804,387
Eversource Energy	15,523	792,760
DTE Energy Co.	9,544	765,333
FirstEnergy Corp.	23,333	740,356
Entergy Corp.	10,327	705,954
Ameren Corp.	14,696	635,308
CMS Energy Corp.	17,514	631,905
SCANA Corp.	9,568	578,768
Pinnacle West Capital Corp.	8,344	538,021
Pepco Holdings, Inc.	19,991	519,966
AES Corp.	53,842	515,268
Alliant Energy Corp.	8,232	514,088
ITC Holdings Corp.	12,955	508,484
TECO Energy, Inc.	18,985	505,950
Westar Energy, Inc.	11,581	491,150
Calpine Corp.*	33,363	482,763
OGE Energy Corp.	17,702	465,386
NRG Energy, Inc.	36,296	427,204
Great Plains Energy, Inc.	15,027	410,387
MDU Resources Group, Inc.	21,729	398,075
Abengoa Yield plc	19,505	376,251
IDACORP, Inc.	5,402	367,336
Cleco Corp.	6,895	359,988
Portland General Electric Co.	9,835	357,699
Hawaiian Electric Industries, Inc.	12,127	351,077
NorthWestern Corp.	5,900	320,075
Black Hills Corp.	6,814	316,374
PNM Resources, Inc.	10,327	315,696
ALLETE, Inc.	6,149	312,554
Korea Electric Power Corp. ADR	14,342	303,620
NRG Yield, Inc. — Class C	20,160	297,562
Avista Corp.	8,352	295,410
Dynegy, Inc.*	21,790	291,986
Avangrid, Inc.*	6,630	254,592
El Paso Electric Co.	6,562	252,637
Talen Energy Corp.*	30,193	188,102
Enersis S.A. ADR	12,770	155,156
Total Electric		29,461,355
Gas - 18.3%
Sempra Energy	10,113	950,723
AGL Resources, Inc.	8,860	565,357
CenterPoint Energy, Inc.	30,386	557,887
Atmos Energy Corp.	8,002	504,446
NiSource, Inc.	25,829	503,924
UGI Corp.	14,478	488,777
Piedmont Natural Gas Company, Inc.	7,539	429,874
National Fuel Gas Co.	9,100	389,025
Vectren Corp.	8,887	376,987
Questar Corp.	19,259	375,165
WGL Holdings, Inc.	5,547	349,406
National Grid plc ADR	4,983	346,518
New Jersey Resources Corp.	10,415	343,278
Southwest Gas Corp.	5,970	329,305
Laclede Group, Inc.	5,485	325,864
ONE Gas, Inc.	6,467	324,449
South Jersey Industries, Inc.	10,544	247,995
Total Gas		7,408,980
Water - 4.1%
American Water Works Company, Inc.	10,938	653,545
Aqua America, Inc.	15,291	455,672
Cia de Saneamento Basico do Estado de Sao Paulo ADR	66,894	307,712
American States Water Co.	5,789	242,849
Total Water		1,659,778
Pipelines - 1.4%
Columbia Pipeline Group, Inc.	28,481	569,620
Kinder Morgan, Inc.	1	15
Total Pipelines		569,635
Energy-Alternate Sources - 1.3%
TerraForm Power, Inc. — Class A	21,357	268,671
Pattern Energy Group, Inc.	11,635	243,288
Total Energy-Alternate Sources		511,959
Total Common Stocks
(Cost $29,277,530)		39,611,707

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.6%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	$229,665	229,665
Total Repurchase Agreement
(Cost $229,665)		229,665
Total Investments - 98.6%
(Cost $29,507,195)		$39,841,372
Other Assets & Liabilities, net - 1.4%		580,076
Total Net Assets - 100.0%		$40,421,448

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$39,611,707	$—	$—	$39,611,707
Repurchase Agreement	—	229,665	—	229,665
Total	$39,611,707	$229,665	$—	$39,841,372

For the period ended December 31, 2015, there were no transfers between levels.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
MUTUAL FUNDS†, 1 - 40.7%
Guggenheim Strategy Fund I	161,901	$4,026,480
Guggenheim Strategy Fund II	37,776	936,838
Total Mutual Funds
(Cost $4,963,338)		4,963,318

	Face Amount
REPURCHASE AGREEMENTS††,2 - 49.2%
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	$2,809,627	2,809,627
Mizuho Financial Group, Inc. issued 12/31/15 at 0.18% due 01/04/16	1,684,151	1,684,151
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	1,516,199	1,516,199
Total Repurchase Agreements
(Cost $6,009,977)		6,009,977
Total Investments - 89.9%
(Cost $10,973,315)		$10,973,295
Other Assets & Liabilities, net - 10.1%		1,239,201
Total Net Assets - 100.0%		$12,212,496

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS SOLD SHORT†
March 2016 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $21,618,585)	219	$110,259

Units
OTC CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International March 2016 U.S. Dollar Index Swap, Terminating 03/16/16[3] (Notional Value $2,901,156)	29,440	17,234

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Index Swap Agreements	$—	$—	$—	$17,234	$—	$17,234
Futures Contracts	—	110,259	—	—	—	110,259
Mutual Funds	4,963,318	—	—	—	—	4,963,318
Repurchase Agreements	—	—	6,009,977	—	—	6,009,977
Total	$4,963,318	$110,259	$6,009,977	$17,234	$—	$11,100,788

* Other financial instruments include futures contracts, and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

1. Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. for the Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Emerging Market Bond Strategy Fund, Russell 2000® Fund and the S&P 500® Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These Schedule of Investments are based on the December 31, 2015, afternoon NAV.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") are valued at the last quoted sales price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The value of OTC swap agreements and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments ("GI") under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Dow Jones Industrial Average Fund	Index exposure, Liquidity	$433,250	$-
Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	575,453	–
Emerging Markets Bond Strategy Fund	Duration, Index exposure, Leverage, Liquidity	215,660	–
Europe 1.25x Strategy Fund	Index exposure, Leverage, Liquidity	12,409,494	–
Event Driven and Distressed Strategies Fund	Duration, Index exposure, Liquidity	5,871,649	–
Government Long Bond 1.2x Strategy Fund	Duration, Index exposure, Leverage, Liquidity	55,889,383	–
High Yield Strategy Fund	Duration, Index exposure, Liquidity	152,591,215	–
Inverse Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	3,671,646
Inverse Government Long Bond Strategy Fund	Duration, Index exposure, Liquidity	–	84,112,883
Inverse High Yield Strategy Fund	Duration, Index exposure, Liquidity	–	41,381,123
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	–	37,420
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	–	3,017,693
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	–	899,238
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	–	4,099,188
Japan 2x Strategy Fund	Index exposure, Leverage, Liquidity	33,076,553	–
Long Short Equity Fund	Index exposure, Liquidity	256,344	–
Mid-Cap 1.5x Strategy Fund	Index exposure, Liquidity, Leverage	6,350,618	–
Monthly Rebalance NASDAQ-100 2x Strategy Fund	Index exposure, Liquidity, Leverage	21,837,033	–
NASDAQ-100® Fund	Index exposure, Liquidity	110,906,051	–
Nova Fund	Index exposure, Liquidity	22,099,766	–
Russell 2000® 1.5x Strategy Fund	Index exposure, Liquidity, Leverage	2,188,533	–
Russell 2000® Fund	Index exposure, Liquidity	11,083,615	–
S&P 500® Fund	Index exposure, Liquidity	14,187,100	–
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	120,168,465	–
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	13,980,791

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds' use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Dow Jones Industrial Average Fund	Index exposure, Liquidity	$6,083,077	$–
Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	17,799,748	–
Event Driven and Distressed Strategies Fund	Index exposure, Liquidity	3,783,861	–
Inverse Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	60,425,875
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	–	4,187,047
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	–	19,091,187
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	–	32,109,749
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	–	116,629,536
Mid-Cap 1.5x Strategy Fund	Index exposure, Liquidity, Leverage	19,308,121	–
Monthly Rebalance NASDAQ-100 2x Strategy Fund	Index exposure, Liquidity, Leverage	158,223,577	–
NASDAQ-100® Fund	Index exposure, Liquidity	276,545,616	–
Nova Fund	Index exposure, Liquidity	108,613,724	–
Russell 2000® 1.5x Strategy Fund	Index exposure, Liquidity, Leverage	13,635,007	–
Russell 2000® Fund	Index exposure, Liquidity	3,609,308	–
S&P 500® Fund	Index exposure, Liquidity	28,842,390	–

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involves the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

The following table represents the Funds' use and volume of currency swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	$25,793,330	$–
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	1,778,240

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds' use and volume of credit default swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Emerging Markets Bond Strategy Fund	Duration, Index exposure, Leverage, Liquidity	$–	$255,276
Event Driven and Distressed Strategies Fund	Duration, Index exposure, Liquidity	6,067,770	–
High Yield Strategy Fund	Duration, Index exposure, Liquidity	–	184,394,635
Inverse High Yield Strategy Fund	Duration, Index exposure, Liquidity	50,296,421	–

The table included in the Emerging Markets Bond Strategy Fund, Event Driven and Distressed Strategies Fund and the High Yield Strategy Fund Schedules of Investments summarizes the information with regard to sold protection on credit default swap contracts as of December 31, 2015.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

Foreign Currency

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2015, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Royal Bank of Canada			U.S. TIP Notes
0.24%			0.13% - 2.38%
Due 01/04/16	$250,241,221	$250,247,894	04/15/18 - 01/15/25	$188,518,600	$226,206,912
			U.S. Treasury Note
			1.50%
			05/31/20	29,220,000	29,039,171
				217,738,600	255,246,083
Mizuho Financial Group, Inc.			U.S. Treasury Notes
0.18%			1.00% - 3.25%
Due 01/04/16	150,000,000	150,003,000	09/30/16 - 12/31/16	150,514,600	153,000,027

HSBC Group			U.S. Treasury Strips
0.18%			0.00%
Due 01/04/16	147,711,070	147,714,024	11/15/40 - 02/15/43	349,130,000	150,665,329

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

5. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulate investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At December 31, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Banking Fund	$31,716,005	$513,590	$(1,634,077)	$(1,120,487)
Basic Materials Fund	32,061,765	2,289,044	(1,670,821)	618,223
Biotechnology Fund	391,683,487	253,849,821	(24,660,513)	229,189,308
Consumer Products Fund	284,753,113	68,667,338	(6,533,981)	62,133,357
Dow 2x Strategy Fund	27,025,585	260,502	(145,930)	114,572
Dow Jones Industrial Average Fund	23,069,542	89,217	(121,956)	(32,739)
Electronics Fund	13,194,485	1,168,183	(132,055)	1,036,128
Emerging Markets 2x Strategy Fund	9,989,103	-	(340,150)	(340,150)
Emerging Markets Bond Strategy Fund	77,297	-	(142)	(142)
Energy Fund	35,383,662	-	(3,693,462)	(3,693,462)
Energy Services Fund	37,869,602	-	(3,246,292)	(3,246,292)
Europe 1.25x Strategy Fund	4,743,209	92,271	(242,870)	(150,599)
Event Driven and Distressed Strategies Fund	8,055,622	35,716	(239,845)	(204,129)
Financial Services Fund	66,685,969	2,810,163	(2,978,924)	(168,761)
Government Long Bond 1.2x Strategy Fund	99,863,400	543,603	(206,621)	336,982
Health Care Fund	53,225,665	30,289,916	(1,238,947)	29,050,969
High Yield Strategy Fund	50,299,961	-	(1,318,746)	(1,318,746)
Internet Fund	60,599,288	5,226,593	(1,699,539)	3,527,054
Inverse Dow 2x Strategy Fund	8,734,416	-	-	-
Inverse Emerging Markets 2x Strategy Fund	12,109,089	-	-	-
Inverse Government Long Bond Strategy Fund	320,288,487	-	(213,930)	(213,930)
Inverse High Yield Strategy Fund	97,788,560	1,313	(27,660)	(26,347)
Inverse Mid-Cap Strategy Fund	3,206,011	83	-	83
Inverse NASDAQ-100® 2x Strategy Fund	15,738,669	48	(360)	(312)
Inverse NASDAQ-100® Strategy Fund	11,056,490	1,471	(7,015)	(5,544)
Inverse Russell 2000® 2x Strategy Fund	10,432,771	-	(1,068)	(1,068)
Inverse Russell 2000® Strategy Fund	77,378,634	9,263	(5,804)	3,459
Inverse S&P 500® 2x Strategy Fund	29,620,143	559	(4,531)	(3,972)
Inverse S&P 500® Strategy Fund	106,839,170	215	(75,793)	(75,578)
Japan 2x Strategy Fund	2,860,014	-	(2,772)	(2,772)
Leisure Fund	46,071,782	3,840,979	(2,570,418)	1,270,561
Long Short Equity Fund	50,866,685	1,687,926	(2,855,803)	(1,167,877)
Mid-Cap 1.5x Strategy Fund	67,523,830	261,545	(28,524)	233,021
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	206,017,609	923,880	(4,182,695)	(3,258,815)
NASDAQ-100® 2x Strategy Fund	268,250,059	47,451,384	(5,632,406)	41,818,978
NASDAQ-100® Fund	749,538,740	269,160,617	(3,444,746)	265,715,871
Nova Fund	145,049,928	20,961,546	(77,961)	20,883,585
Precious Metals Fund	75,878,623	-	(24,157,809)	(24,157,809)
Real Estate Fund	39,570,772	-	(932,991)	(932,991)
Retailing Fund	26,939,239	5,246,658	(1,343,692)	3,902,966
Russell 2000® 1.5x Strategy Fund	36,111,532	296,262	(87,143)	209,119
Russell 2000® 2x Strategy Fund	19,094,258	3,073,294	(677,993)	2,395,301
Russell 2000® Fund	35,123,066	-	(2,644,303)	(2,644,303)
S&P 500® 2x Strategy Fund	114,259,575	21,024,734	(1,537,618)	19,487,116
S&P 500® Fund	244,033,008	39,811,702	(4,707,492)	35,104,210
S&P 500® Pure Growth Fund	161,865,239	24,895,613	(1,111,380)	23,784,233
S&P 500® Pure Value Fund	72,037,157	1,803,876	(1,794,986)	8,890
S&P MidCap 400 Pure Growth Fund	157,282,751	17,068,212	(3,631,217)	13,436,995
S&P MidCap 400 Pure Value Fund	14,531,846	-	(853,184)	(853,184)
S&P SmallCap 600 Pure Growth Fund	32,374,288	3,053,835	(487,133)	2,566,702
S&P SmallCap 600 Pure Value Fund	15,327,354	-	(1,395,422)	(1,395,422)
Strengthening Dollar 2x Strategy Fund	31,591,873	3,675	(19,558)	(15,883)
Technology Fund	34,737,172	6,351,802	(929,980)	5,421,822
Telecommunications Fund	4,234,538	76,646	(98,553)	(21,907)
Transportation Fund	14,919,422	6,594,986	(196,956)	6,398,030
U.S. Government Money Market Fund	964,632,596	5,303	(5,303)	-
Utilities Fund	35,780,215	4,595,837	(534,679)	4,061,158
Weakening Dollar 2x Strategy Fund	10,973,315	1,620	(1,640)	(20)

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	February 29, 2016

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President & Treasurer

Date	February 29, 2016

* Print the name and title of each signing officer under his or her signature.